UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number	811-08821
Rydex Variable Trust

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard Goldman, President
Rydex Variable Trust
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code:	301-296-5100
Date of fiscal year end:	December 31, 2010
Date of reporting period:	September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
All-Asset Aggressive Strategy
All-Asset Conservative Strategy
All-Asset Moderate Strategy
Alternative Strategies Allocation
Amerigo
Banking
Basic Materials
Biotechnology
Clermont
Commodities Strategy
Consumer Products
Dow 2x Strategy
DWA Flexible Allocation
DWA Sector Rotation
Electronics
Energy
Energy Services
Europe 1.25x Strategy
Financial Services
Government Long Bond Strategy
Health Care
International Long Short Select
Internet
Inverse Dow 2x Strategy
Inverse Government Long Bond Strategy
Inverse Mid-Cap Strategy
Inverse NASDAQ-100® Strategy
Inverse Russell 2000® Strategy
Inverse S&P 500 Strategy
Japan 2x Strategy
Leisure
Managed Futures Strategy
Mid-Cap 1.5x Strategy
Multi-Hedge Strategies
NASDAQ-100® 2x Strategy
NASDAQ-100®
Nova
Precious Metals
Real Estate
Retailing
Russell 2000® 1.5x Strategy
Russell 2000® 2x Strategy
S&P 500 2x Strategy
S&P 500 Pure Growth
S&P 500 Pure Value
S&P MidCap 400 Pure Growth
S&P MidCap 400 Pure Value
S&P SmallCap 600 Pure Growth
S&P SmallCap 600 Pure Value
Select Allocation
Strengthening U.S. Dollar 2x Strategy
Technology
Telecommunications
Transportation
U.S. Government Money Market
U.S. Long Short Momentum
Utilities
Weakening U.S. Dollar 2x Strategy

Schedule of Investments	Asset Allocation Funds
September 30, 2010	All-Asset Aggressive Strategy Fund

		Market
	Shares	Value
MUTUAL FUNDS†,2 - 98.3%
RVT - U.S. Long Short Momentum
Fund	149,589	$1,756,169
SBL Fund - Series D (Global)	123,855	1,140,705
SBL Fund - Series Y (Large Cap Concentrated
Growth Series)	118,307	1,044,651
SBL Fund - Series B (Large Cap
Value Series)	44,304	1,023,416
SBL Fund - Series E (U.S.
Intermediate Bond Series)	77,285	1,017,839
RSF - Equity Market Neutral Fund - H class *	28,255	632,911
RSF - Long Short Interest Rate
Strategy Fund - H class *	13,442	344,798
SBL Fund - Series J (Mid Cap
Growth Series)	12,087	319,466
SBL Fund - Series V (Mid Cap Value Series)	5,848	306,244
RVT - Multi-Hedge Strategies Fund	12,496	258,923
RVT - Nova Fund	3,907	247,405
RSF - S&P 500 Fund - H class	9,432	214,113
RVT - Real Estate Fund	8,083	201,661
RSF - Event Driven and Distressed
Strategies Fund - H class *	7,422	199,204
SBL Fund - Series Q (Small Cap
Value Series)	5,339	158,145
SBL Fund - Series X (Small Cap
Growth Series)*	9,460	153,253
RSF - Long/Short Commodities
Strategy Fund - H class *	4,438	109,433

		Market
	Shares	Value
MUTUAL FUNDS† - 98.3% (continued)
RVT - Managed Futures Strategy
Fund *	4,837	$102,017
RSF - Long Short Equity Strategy
Fund - H class *	3,714	99,014
RSF - Alternative Strategies Fund -
H class *	3,761	98,236
RVT - Commodities Strategy Fund	8,165	97,896

TOTAL MUTUAL FUNDS
(Cost $8,682,139)		9,525,499

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 3.6%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	351,899	351,899

TOTAL REPURCHASE AGREEMENT
(Cost $351,899)		351,899

Total Investments - 101.9%
(Cost $9,034,038)		$9,877,398
Liabilities, Less Cash & Other Assets - (1.9)%		(188,900)

Total Net Assets - 100.0%		$9,688,498

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
December 2010 MSCI EAFE Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $310,840)	4	$17,115

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	Affiliated Funds

RSF	Rydex Series Funds

RVT	Rydex Variable Trust

SBL	Security Benefit Life

Schedule of Investments	Asset Allocation Funds
September 30, 2010	All-Asset Conservative Strategy Fund

		Market
	Shares	Value
MUTUAL FUNDS†,2 - 81.6%
SBL Fund - Series E (U.S.
Intermediate Bond Series)	161,693	$2,129,492
RVT - U.S. Long Short Momentum
Fund	106,202	1,246,816
SBL Fund - Series P (High Yield
Series)	34,317	882,977
RSF - Equity Market Neutral Fund* - H class	33,743	755,842
RSF - Long Short Interest Rate
Strategy Fund* - H class	24,667	632,704
SBL Fund - Series Y (Large Cap Concentrated
Growth Series)	62,501	551,884
SBL Fund - Series B (Large Cap
Value Series)	23,702	547,523
RSF - S&P 500 Fund - H class	17,241	391,368
SBL Fund - Series D (Global)	39,319	362,129
RSF - Long/Short Commodities
Strategy Fund* - H class	14,503	357,646
RVT - Managed Futures Strategy
Fund*	12,559	264,871
RSF - Event Driven and Distressed
Strategies Fund* - H class	8,622	231,424
RVT - Multi-Hedge Strategies Fund	11,100	229,988
SBL Fund - Series J (Mid Cap
Growth Series)	6,311	166,806
SBL Fund - Series V (Mid Cap Value Series)	3,116	163,198
RSF - Long Short Equity Strategy
Fund* - H class	4,340	115,700
RSF - Alternative Strategies Fund* - H class	4,365	114,010
RVT - Real Estate Fund	4,028	100,507
SBL Fund - Series Q (Small Cap
Value Series)	1,923	56,970

		Market
	Shares	Value
MUTUAL FUNDS† - 81.6% (continued)
SBL Fund - Series X (Small Cap
Growth Series)*	3,097	$50,172
RVT - Commodities Strategy Fund	1,178	14,130

TOTAL MUTUAL FUNDS
(Cost $8,442,505)		9,366,157

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 18.2%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	2,091,945	2,091,945

TOTAL REPURCHASE AGREEMENT
(Cost $2,091,945)		2,091,945

Total Investments - 99.8%
(Cost $10,534,450)		$11,458,102
Cash & Other Assets, Less Liabilities - 0.2%		23,525

Total Net Assets - 100.0%		$11,481,627

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
December 2010 MSCI EAFE Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $77,710)	1	$4,279
December 2010 Ultra Long-Term
U.S. Treasury Bond Futures
Contracts
(Aggregate Market Value of
Contracts $564,875)	4	(2,006)

(Total Aggregate Market Value of Contracts $642,585)		$2,273

*	Non-Income Producing Security.

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	Affiliated Funds

RSF	Rydex Series Funds

RVT	Rydex Variable Trust

SBL	Security Benefit Life

Schedule of Investments	Asset Allocation Funds
September 30, 2010	All-Asset Moderate Strategy Fund

		Market
	Shares	Value
MUTUAL FUNDS†,2 - 86.1%
SBL Fund - Series E (U.S.
Intermediate Bond Series)	270,641	$3,564,341
RVT - U.S. Long Short Momentum
Fund	285,709	3,354,221
SBL Fund - Series Y (Large Cap Concentrated
Growth Series)	172,641	1,524,417
SBL Fund - Series D (Global)	162,241	1,494,239
RSF - Equity Market Neutral Fund - H class*	58,231	1,304,382
SBL Fund - Series B (Large Cap
Value Series)	29,912	690,974
RSF - Long Short Interest Rate
Strategy Fund - H class *	26,328	675,305
RVT - Multi-Hedge Strategies Fund	23,565	488,266
RSF - Event Driven and Distressed
Strategies Fund - H class *	15,492	415,793
SBL Fund - Series V (Mid Cap Value Series)	7,663	401,333
RSF - Long/Short Commodities
Strategy Fund - H class *	14,697	362,424
RVT - Real Estate Fund	14,250	355,533
RVT - Managed Futures Strategy
Fund*	13,141	277,145
SBL Fund - Series P(High Yield
Series)	10,479	269,631
SBL Fund - Series J (Mid Cap
Growth Series)	9,484	250,670
SBL Fund - Series X (Small Cap
Growth Series)*	15,181	245,934
SBL Fund - Series Q (Small Cap
Value Series)	8,110	240,214
RVT - Nova Fund	3,412	216,066
RSF - S&P 500 Fund - H class	9,304	211,190

		Market
	Shares	Value
MUTUAL FUNDS† - 86.1% (continued)
RSF - Long Short Equity Strategy
Fund - H class *	7,842	$209,072
RSF - Alternative Strategies Fund -
H class *	7,803	203,807
RVT - Commodities Strategy Fund	15,606	187,112

TOTAL MUTUAL FUNDS
(Cost $15,028,534)		16,942,069

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 15.6%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	3,068,489	3,068,489

TOTAL REPURCHASE AGREEMENT
(Cost $3,068,489)		3,068,489

Total Investments - 101.7%
(Cost $18,097,023)		$20,010,558
Liabilities, Less Cash & Other Assets - (1.7)%		(341,484)

Total Net Assets - 100.0%		$19,669,074

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
December 2010 MSCI EAFE Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $77,710)	1	$4,279
December 2010 Ultra Long-Term
U.S. Treasury Bond Futures
Contracts
(Aggregate Market Value of
Contracts $706,094)	5	(2,508)

(Total Aggregate Market Value of Contracts
$783,804)		$1,771

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	Affiliated Funds

RSF	Rydex Series Funds

RVT	Rydex Variable Trust

SBL	Security Benefit Life

Schedule of Investments	Asset Allocation Funds
September 30, 2010	Alternative Strategies Allocation Fund

		Market
	Shares	Value
CURRENCY EXCHANGE TRADED FUNDS† - 4.5%
PowerShares DB G10 Currency
Harvest Fund	13,680	$317,923

TOTAL EXCHANGE TRADED FUNDS
(Cost $278,874)		317,923

MUTUAL FUNDS†,1 - 94.3%
RVT - Managed Futures Strategy
Fund	68,396	1,442,478
RSF - Equity Market Neutral Fund - H class	51,880	1,162,108
RSF - Long/Short Commodities
Strategy Fund - H class	30,195	744,610
RSF - Event Driven and Distressed
Strategies Fund - H class	26,261	704,853
RSF - Long Short Interest Rate
Strategy Fund - H class	27,046	693,720
RSF - Alternative Strategies Fund - H class	26,501	692,194
RVT - Multi-Hedge Strategies Fund	28,439	589,265

		Market
	Shares	Value
MUTUAL FUNDS†,1 - 94.3% (continued)
RSF - Long Short Equity Strategy
Fund - H class	13,157	$350,754
RVT - Real Estate Fund	8,604	214,680
RVT - Commodities Strategy Fund	6,051	72,555

TOTAL MUTUAL FUNDS
(Cost $6,559,403)		6,667,217

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,2 - 1.0%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	69,808	69,808

TOTAL REPURCHASE AGREEMENT
(Cost $69,808)		69,808

Total Investments - 99.8%
(Cost $6,908,085)		$7,054,948
Cash & Other Assets, Less Liabilities - 0.2%		11,256

Total Net Assets - 100.0%		$7,066,204

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Affiliated Funds

[2]	Repurchase Agreements - See Note –2.

RSF	Rydex Series Funds

RVT	Rydex Variable Trust

Schedule of Investments	CLS AdvisorOne Funds
September 30, 2010	Amerigo Fund

		Market
	Shares	Value
COMMON STOCKS† - 0.6%
Financials - 0.6%
Berkshire Hathaway, Inc. —
Class B*	14,530	$1,201,341

TOTAL COMMON STOCKS
(Cost $929,086)		1,201,341

EXCHANGE TRADED FUNDS† - 98.6%
United States of America - 71.0%
SPDR S&P 500 ETF Trust	179,800	20,518,776
Powershares QQQ	255,800	12,554,664
Vanguard Mid-Capital ETF	177,600	11,774,880
iShares Russell 1000 Growth
Index Fund	182,700	9,385,299
iShares S&P 500 Index Fund	74,500	8,529,505
iShares Russell Midcap Index
Fund	91,300	8,250,781
iShares Russell Midcap Growth
Index Fund	118,700	5,913,634
SPDR Dow Jones Industrial
Average ETF Trust	54,800	5,913,468
Vanguard Large-Capital ETF	111,400	5,801,712
Vanguard Extended Market ETF	105,200	5,002,260
Vanguard Small-Capital ETF	74,900	4,751,656
Vanguard Total Stock Market ETF	75,600	4,412,772
SPDR S&P MidCap 400 ETF Trust	29,900	4,353,141
Energy Select Sector SPDR Fund	62,100	3,481,326
PowerShares DB Oil Fund	127,900	3,235,870
iShares Russell 2000 Index Fund	45,700	3,083,379
Financial Select Sector SPDR
Fund	177,200	2,542,820
Technology Select Sector SPDR
Fund	109,600	2,522,992
iShares S&P MidCap 400 Index
Fund	29,500	2,362,360
RevenueShares Large Capital ETF	109,600	2,343,248
Vanguard Value ETF	28,800	1,402,560
iShares Russell 1000 Value Index
Fund	21,400	1,262,386
iShares S&P GSCI Commodity
Indexed Trust	36,500	1,095,365
Vanguard Dividend Appreciation
ETF	20,800	1,013,376
SPDR Barclays Capital High Yield
Bond ETF	22,200	888,222
iShares iBoxx $ High Yield
Corporate Bond Fund	9,300	834,117
SPDR S&P Biotech ETF	9,200	546,204

Total United States of America		133,776,773

International - 10.0%
iShares MSCI Emerging Markets Index Fund	219,100	9,809,107

		Market
	Shares	Value
EXCHANGE TRADED FUNDS† - 98.6% (continued)
International - 10.0% (continued)
Vanguard Emerging Markets ETF	136,500	$6,197,100
Vanguard FTSE All-World ex-US
ETF — Class U	33,100	1,502,740
SPDR S&P BRIC 40 ETF	52,900	1,366,936

Total International		18,875,883

Latin American Region - 4.9%
iShares S&P Latin America 40
Index Fund	181,500	9,173,010

China - 3.0%
SPDR S&P China ETF	38,100	2,904,744
iShares FTSE	65,700	2,813,274

Total China		5,718,018

Asian Pacific Region - 2.1%
SPDR S&P Emerging Asia Pacific
ETF	47,200	3,916,656

Brazil - 1.9%
iShares MSCI Brazil Index Fund	46,200	3,554,166

Europe - 1.9%
Vanguard European ETF	36,900	1,797,768
iShares S&P Europe 350 Index
Fund	44,300	1,676,755

Total Europe		3,474,523

Canada - 1.6%
iShares MSCI Canada Index Fund	109,600	3,072,088

Germany - 1.1%
iShares MSCI Germany Index
Fund	92,800	2,041,600

Asian Pacific Region ex Japan - 0.8%
iShares MSCI Pacific ex-Japan
Index Fund	32,700	1,448,610

South Korea - 0.3%
iShares MSCI South Korea Index
Fund	9,400	502,806

TOTAL EXCHANGE TRADED FUNDS
(Cost $172,685,170)		185,554,133

MUTUAL FUNDS† - 1.0%
First American Treasury
Obligations Fund	1,798,811	1,798,811

TOTAL MUTUAL FUNDS
(Cost $1,798,811)		1,798,811

Total Investments - 100.2%
(Cost $175,413,067)		$188,554,285
Liabilities, Less Cash & Other Assets - (0.2)%		(347,582)

Total Net Assets - 100.0%		$188,206,703

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note – 3.

Schedule of Investments	Sector Funds
September 30, 2010	Banking Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5%
Financials - 99.5%
Bank of New York Mellon Corp.	6,267	$163,757
JPMorgan Chase & Co.	4,287	163,206
U.S. Bancorp	7,153	154,648
Wells Fargo & Co.	5,904	148,368
Bank of America Corp.	10,429	136,724
PNC Financial Services Group, Inc.	2,632	136,627
BB&T Corp.	4,781	115,127
SunTrust Banks, Inc.	4,296	110,966
Regions Financial Corp.	12,690	92,256
Fifth Third Bancorp	7,612	91,572
M&T Bank Corp.	1,080	88,355
New York Community Bancorp, Inc.	5,073	82,436
KeyCorp	10,149	80,786
Itau Unibanco Holding S.A. ADR	3,283	79,383
Comerica, Inc.	2,109	78,349
Hudson City Bancorp, Inc.	6,229	76,368
Banco Bradesco S.A. ADR	3,732	76,058
ICICI Bank Ltd. ADR	1,519	75,722
Royal Bank of Canada	1,278	66,622
People’s United Financial, Inc.	4,976	65,136
HDFC Bank Ltd. ADR	350	64,530
Banco Santander Brasil S.A. ADR	4,545	62,585
Toronto-Dominion Bank	857	61,927
HSBC Holdings plc ADR	1,221	61,770
Huntington Bancshares, Inc.	10,802	61,247
Bank of Nova Scotia	1,130	60,229
Banco Santander S.A. ADR	4,739	59,996
Marshall & Ilsley Corp.	8,319	58,566
Zions Bancorporation	2,584	55,194
Barclays plc ADR	2,775	52,309
First Horizon National Corp.*	4,398	50,185
City National Corp.	940	49,886
East West Bancorp, Inc.	2,928	47,668
Associated Banc-Corp.	3,555	46,890
TCF Financial Corp.	2,879	46,611
Cullen	862	46,436
First Niagara Financial Group, Inc.	3,888	45,295
Bank of Hawaii Corp.	981	44,067
FirstMerit Corp.	2,401	43,986
MGIC Investment Corp.*	4,742	43,769
Bank of Montreal	744	42,966

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Financials - 99.5% (continued)
Canadian Imperial Bank of
Commerce	570	$41,291
SVB Financial Group*	950	40,204
Fulton Financial Corp.	4,330	39,230
Washington Federal, Inc.	2,507	38,257
Prosperity Bancshares, Inc.	1,115	36,204
Astoria Financial Corp.	2,539	34,607
Iberiabank Corp.	690	34,486
Umpqua Holdings Corp.	3,007	34,099
Webster Financial Corp.	1,924	33,785
Cathay General Bancorp	2,663	31,663
Susquehanna Bancshares, Inc.	3,720	31,397
Glacier Bancorp, Inc.	2,100	30,660
Wintrust Financial Corp.	910	29,493
Radian Group, Inc.	3,760	29,403
PrivateBancorp, Inc. — Class A	2,418	27,541
Commerce Bancshares, Inc.	727	27,328
Signature Bank *	687	26,683
First Midwest Bancorp, Inc.	2,270	26,173
Credicorp Ltd.	220	25,058
Whitney Holding Corp.	3,020	24,673
Trustmark Corp.	1,124	24,436
CVB Financial Corp.	3,149	23,649
Wilmington Trust Corp.	2,581	23,177
Valley National Bancorp	1,676	21,620
BancorpSouth, Inc.	1,379	19,554
Westamerica Bancorporation	351	19,126

Total Financials		3,962,375

TOTAL COMMON STOCKS
(Cost $2,653,523)		3,962,375

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	27,922	27,922

TOTAL REPURCHASE AGREEMENT
(Cost $27,922)		27,922

Total Investments - 100.2%
(Cost $2,681,445)		$3,990,297
Liabilities, Less Cash & Other Assets - (0.2)%		(8,223)

Total Net Assets - 100.0%		$3,982,074

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.
[1]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
September 30, 2010	Basic Materials Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5%
Materials - 98.4%
Potash Corporation of
Saskatchewan, Inc.	7,559	$1,088,798
Vale S.A. — Class B ADR	32,804	1,025,781
E. I. du Pont de Nemours & Co.	21,845	974,724
Freeport-McMoRan Copper & Gold,
Inc. — Class B	11,331	967,554
Barrick Gold Corp.	20,535	950,565
Southern Copper Co.	23,849	837,577
Mosaic Co.	14,034	824,638
Dow Chemical Co.	29,413	807,681
Goldcorp, Inc.	17,944	780,923
Newmont Mining Co.	12,426	780,477
Teck Resources Ltd. — Class B	18,651	767,675
Praxair, Inc.	8,492	766,488
Monsanto Co.	14,779	708,357
BHP Billiton Ltd. ADR	8,244	629,182
Air Products & Chemicals, Inc.	7,593	628,852
Ivanhoe Mines Ltd.*	24,539	574,458
Agrium, Inc.	7,641	572,999
Alcoa, Inc.	43,105	522,002
Kinross Gold Corp.	27,065	508,551
PPG Industries, Inc.	6,966	507,125
Ecolab, Inc.	9,718	493,091
Agnico-Eagle Mines Ltd.	6,787	482,081
Silver Wheaton Corp.*	17,942	478,154
Nucor Corp.	12,114	462,755
Eldorado Gold Corp.	23,740	438,953
Cliffs Natural Resources, Inc.	6,862	438,619
CF Industries Holdings, Inc.	4,581	437,485
ArcelorMittal	12,941	426,794
Rio Tinto plc ADR	7,214	423,678
Yamana Gold, Inc.	36,906	420,728
Cia Siderurgica Nacional S.A. ADR	23,737	419,433
International Paper Co.	18,509	402,571
Lubrizol Corp.	3,792	401,838
Sigma-Aldrich Corp.	6,603	398,689
Sherwin-Williams Co.	5,260	395,236
POSCO ADR	3,406	388,216
Mechel ADR	15,230	379,227
Newcrest Mining Ltd. ADR	9,760	375,760
Gerdau S.A. ADR	26,670	362,979
Randgold Resources Ltd. ADR	3,575	362,719
Gold Fields Ltd. ADR	23,693	361,792
AngloGold Ashanti Ltd. ADR	7,740	357,898
Cia de Minas Buenaventura S.A. ADR	7,906	357,193
Eastman Chemical Co.	4,773	353,202
United States Steel Co.	8,009	351,115
IAMGOLD Corp.	19,583	346,815
Airgas, Inc.	4,997	339,546
Celanese Corp. — Class A	10,416	334,354
Ball Corp.	5,613	330,325
Harmony Gold Mining Company Ltd. ADR	29,002	327,433
FMC Corp.	4,670	319,475
Crown Holdings, Inc.*	11,035	316,263
Fibria Celulose S.A. ADR*	18,201	314,695
Walter Energy, Inc.	3,830	311,341

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Materials - 98.4% (continued)
Pactiv Corp.*	9,214	$303,878
Sterlite Industries India Ltd. ADR	20,212	302,776
Albemarle Corp.	6,445	301,690
Owens-Illinois, Inc.*	10,214	286,605
MeadWestvaco Corp.	11,655	284,149
Allegheny Technologies, Inc.	6,081	282,462
Cemex SAB de CV ADR*	33,087	281,239
International Flavors & Fragrances,
Inc.	5,729	277,971
Scotts Miracle-Gro Co. — Class A	5,275	272,876
Nalco Holding Co.	10,801	272,293
Sealed Air Corp.	11,913	267,804
Bemis Company, Inc.	8,430	267,653
Vulcan Materials Co.	7,226	266,784
Huntsman Corp.	22,864	264,308
Titanium Metals Corp.*	13,151	262,494
Sonoco Products Co.	7,736	258,692
Cytec Industries, Inc.	4,548	256,416
Ashland, Inc.	5,210	254,092
Pan American Silver Corp.	8,564	253,409
Steel Dynamics, Inc.	17,851	251,878
Domtar Corp.	3,780	244,112
Valspar Corp.	7,608	242,315
Reliance Steel & Aluminum Co.	5,754	238,964
Martin Marietta Materials, Inc.	3,090	237,837
Rockwood Holdings, Inc.*	7,305	229,888
RPM International, Inc.	11,371	226,510
Silgan Holdings, Inc.	6,980	221,266
Cabot Corp.	6,764	220,303
Compass Minerals International,
Inc.	2,824	216,375
WR Grace & Co.*	7,743	216,339
Packaging Corporation of America	9,241	214,114
Intrepid Potash, Inc.*	7,973	207,856
Royal Gold, Inc.	4,169	207,783
Solutia, Inc.*	12,387	198,440
Rock-Tenn Co. — Class A	3,725	185,542
NewMarket Corp.	1,630	185,298
Temple-Inland, Inc.	9,419	175,759
Olin Corp.	8,561	172,590
AK Steel Holding Corp.	12,479	172,335
Commercial Metals Co.	11,889	172,272
Carpenter Technology Corp.	4,725	159,280

Total Materials		38,149,507

Financials - 1.1%
Weyerhaeuser Co.	28,357	446,907

TOTAL COMMON STOCKS
(Cost $27,834,191)		38,596,414

Schedule of Investments	Sector Funds
September 30, 2010	Basic Materials Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	$191,014	$191,014

TOTAL REPURCHASE AGREEMENT

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5% (continued)
(Cost $191,014)		$191,014

Total Investments - 100.0%
(Cost $28,025,205)		$38,787,428
Liabilities, Less Cash & Other Assets - 0.0%		(1,810)

Total Net Assets - 100.0%		$38,785,618

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
September 30, 2010	Biotechnology Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5%
Health Care - 99.5%
Amgen, Inc.*	32,738	$1,804,191
Gilead Sciences, Inc.*	39,158	1,394,416
Celgene Corp.*	22,766	1,311,549
Genzyme Corp.*	17,990	1,273,512
Biogen Idec, Inc.*	18,298	1,026,884
Vertex Pharmaceuticals, Inc.*	18,587	642,553
Dendreon Corp.*	15,009	618,071
Human Genome Sciences, Inc.*	20,231	602,681
Alexion Pharmaceuticals, Inc.*	9,142	588,379
Cephalon, Inc.*	8,929	557,527
Amylin Pharmaceuticals, Inc.*	23,275	485,284
United Therapeutics Corp.*	8,032	449,872
Talecris Biotherapeutics Holdings
Corp.*	18,812	430,418
Incyte Corporation Ltd.*	23,875	381,761
Onyx Pharmaceuticals, Inc.*	12,863	339,326
Myriad Genetics, Inc.*	18,720	307,195
BioMarin Pharmaceutical, Inc.*	13,606	304,094
Savient Pharmaceuticals, Inc.*	12,047	275,515
InterMune, Inc.*	18,880	257,146
Regeneron Pharmaceuticals, Inc.*	8,747	239,668
Acorda Therapeutics, Inc.*	6,676	220,441
MannKind Corp.*	31,944	215,941
Alkermes, Inc.*	14,164	207,503
Cubist Pharmaceuticals, Inc.*	8,258	193,155
PDL BioPharma, Inc.	36,577	192,395

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Health Care - 99.5% (continued)
Medivation, Inc.*	14,770	$192,010
Isis Pharmaceuticals, Inc.*	20,008	168,067
Theravance, Inc.*	7,770	156,177
Seattle Genetics, Inc.*	9,392	145,858
Cepheid, Inc.*	6,730	125,918
Enzon Pharmaceuticals, Inc.*	9,000	101,250
Pharmasset, Inc.*	3,380	99,710
Martek Biosciences Corp.*	4,130	93,462
AMAG Pharmaceuticals, Inc.*	5,414	93,175
Geron Corp.*	15,681	86,716
Allos Therapeutics, Inc.*	16,219	76,554
Immunogen, Inc.*	11,170	70,036
BioCryst Pharmaceuticals, Inc.*	10,764	53,174

Total Health Care		15,781,584

TOTAL COMMON STOCKS
(Cost $11,405,593)		15,781,584

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	73,995	73,995

TOTAL REPURCHASE AGREEMENT
(Cost $73,995)		73,995

Total Investments - 100.0%
(Cost $11,479,588)		$15,855,579
Liabilities, Less Cash & Other Assets - 0.0%		(561)

Total Net Assets - 100.0%		$15,855,018

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

Schedule of Investments	CLS AdvisorOne Funds
September 30, 2010	Clermont Fund

		Market
	Shares	Value
COMMON STOCKS† - 1.1%
Financials - 1.1%
Berkshire Hathaway, Inc. —
Class B*	9,700	$801,996

TOTAL COMMON STOCKS
(Cost $703,035)		801,996

EXCHANGE TRADED FUNDS† - 89.3%
United States of America - 76.4%
iShares Barclays Credit Bond Fund	81,700	8,814,613
SPDR S&P 500 ETF Trust	58,400	6,664,608
iShares iBoxx Investment Grade
Corporate Bond Fund	47,500	5,371,775
iShares iBoxx $ High Yield
Corporate Bond Fund	58,400	5,237,896
Vanguard Total Bond Market ETF	55,700	4,604,162
SPDR Barclays Capital High Yield
Bond ETF	89,200	3,568,892
Vanguard Total Stock Market ETF	37,400	2,183,038
iShares S&P 500 Index Fund	14,600	1,671,554
SPDR S&P MidCap 400 ETF Trust	11,400	1,659,726
Powershares QQQ	32,400	1,590,192
iShares Barclays Aggregate Bond
Fund	14,500	1,575,425
Vanguard Mid-Capital ETF	22,700	1,505,010
Vanguard Large-Capital ETF	28,000	1,458,240
SPDR Dow Jones Industrial
Average ETF Trust	13,200	1,424,412
Vanguard Extended Market ETF	22,700	1,079,385
Vanguard Small-Capital ETF	14,600	926,224
iShares Russell 1000 Growth Index
Fund	16,200	832,194
iShares Russell Midcap Index Fund	8,600	777,182
Vanguard Value ETF	13,800	672,060
Vanguard Dividend Appreciation
ETF	13,300	647,976
Vanguard Intermediate-Term
Corporate Bond ETF	7,900	644,640
iShares Barclays Intermediate
Credit Bond Fund	4,800	520,176
RevenueShares Large Capital ETF	22,700	485,326
iShares Russell 2000 Index Fund	6,400	431,808
iShares S&P MidCap 400 Index Fund	4,900	392,392
Energy Select Sector SPDR Fund	6,500	364,390
SPDR Barclays Capital
Intermediate Term Credit Bond ETF	6,700	224,919
Vanguard Intermediate-Term Bond
ETF	2,000	173,440
PowerShares DB Oil Fund	6,300	159,390
iShares Barclays 1-3 Year Credit
Bond Fund — Class 3	1,000	105,040
PIMCO Enhanced Short Maturity
Strategy Fund	1,000	100,920
iShares Barclays 3-7 Year Treasury
Bond Fund — Class 7	800	94,592
Vanguard Long-Term Corporate
Bond ETF	1,000	81,370

		Market
	Shares	Value
EXCHANGE TRADED FUNDS† - 89.3% (continued)
United States of America - 76.4% (continued)
iShares Barclays 7-10 Year
Treasury Bond Fund	800	$79,208
Vanguard Short-Term Corporate
Bond ETF	1,000	78,330
SPDR Barclays Capital Aggregate
Bond ETF	1,000	57,770
iShares 10+ Year Credit Bond Fund	1,000	55,520
SPDR Barclays Capital Long Term
Credit Bond ETF	1,000	38,560
SPDR Barclays Capital Short Term
Corporate Bond ETF	1,000	30,440
iShares S&P 500 Growth Index Fund	100	5,937
iShares S&P 500 Value Index Fund	100	5,425

Total United States of America		56,394,157

International - 6.7%
Vanguard Emerging Markets ETF	71,400	3,241,560
Vanguard FTSE All-World ex-US ETF
— Class U	19,100	867,140
iShares MSCI Emerging Markets
Index Fund	17,500	783,475

Total International		4,892,175

Global - 2.8%
Vanguard Short-Term Bond ETF	22,600	1,847,550
Vanguard Total World Stock Index
Fund ETF	4,700	210,513

Total Global		2,058,063

Latin American Region - 1.2%
iShares S&P Latin America 40
Index Fund	17,500	884,450

Asian Pacific Region - 1.0%
SPDR S&P Emerging Asia Pacific
ETF	6,300	522,774
Vanguard Pacific ETF	4,700	253,095

Total Asian Pacific Region		775,869

Europe - 0.8%
Vanguard European ETF	9,500	462,840
iShares S&P Europe 350 Index Fund	3,100	117,335

Total Europe		580,175

Germany - 0.2%
iShares MSCI Germany Index Fund	6,300	138,600

Canada - 0.2%

iShares MSCI Canada Index Fund	4,800	134,544

TOTAL EXCHANGE TRADED FUNDS
(Cost $60,679,110)		65,858,033

MUTUAL FUND† - 2.3%
First American Treasury Obligations
Fund	1,721,055	1,721,055

TOTAL MUTUAL FUND
(Cost $1,721,055)		1,721,055

Schedule of Investments	CLS AdvisorOne Funds
September 30, 2010	Clermont Fund

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 6.4%
Alcoa, Inc.
5.87% due 02/23/22	$793,000	$780,038
Mutual of Omaha Insurance Co.
6.80% due 06/15/36[1,2]	725,000	691,975
Agilent Technologies, Inc.
6.50% due 11/01/17	577,000	664,644
Enogex LLC
6.25% due 03/15/20[1,2]	520,000	584,391
Westar Energy, Inc.
6.00% due 07/01/14	468,000	537,706
Chevron Phillips Chemical Company LLC
8.25% due 06/15/19[1,2]	416,000	526,496
Timken Co.
6.00% due 09/15/14	300,000	333,577
Bunge, Ltd. Finance Corp.
8.50% due 06/15/19	274,000	331,175
Sunoco, Inc.
4.88% due 10/15/14	237,000	249,505
Freeport-McMoRan Copper & Gold, Inc.
8.38% due 04/01/17	50,000	55,812

TOTAL CORPORATE BONDS
(Cost $4,034,420)		4,755,319

U.S. GOVERNMENT SECURITIES† - 0.8%
U.S. Treasury Notes
0.88% due 02/29/12	100,000	100,762
1.00% due 10/31/11	100,000	100,746
0.88% due 01/31/12	100,000	100,719
1.00% due 09/30/11	100,000	100,699
0.75% due 11/30/11	100,000	100,504
0.88% due 05/31/11	100,000	100,438

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $601,296)		603,868

Total Investments - 99.9%
(Cost $67,738,916)		$73,740,271
Cash & Other Assets, Less Liabilities - 0.1%		37,211

Total Net Assets - 100.0%		$73,777,482

Other Information (unaudited)

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

1	Security was acquired through a private placement.

2	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,802,862 (cost $1,581,247), or 2.4% of total net assets.

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Commodities Strategy Fund

		Market
	Shares	Value
EXCHANGE TRADED FUND† - 0.6%
United States of America - 0.6%
iShares S&P GSCI Commodity
Indexed Trust*	2,340	$70,224

TOTAL EXCHANGE TRADED FUND
(Cost $63,450)		70,224

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 91.0%
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	2,227,839	2,227,839
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	2,227,839	2,227,839
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	2,227,839	2,227,839
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	2,227,839	2,227,839
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	2,012,541	2,012,541

TOTAL REPURCHASE AGREEMENTS
(Cost $10,923,897)		10,923,897

Total Investments - 91.6%
(Cost $10,987,347)		$10,994,121
Cash & Other Assets, Less Liabilities - 8.4%		1,006,338

Total Net Assets - 100.0%		$12,000,459

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
October 2010 Goldman Sachs
Commodity Index Futures
Contracts
(Aggregate Market Value of
Contracts $11,760,500)	86	$565,196

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

Schedule of Investments	Sector Funds
September 30, 2010	Consumer Products Fund

		Market
	Shares	Value

COMMON STOCKS† - 99.5%
Consumer Staples - 99.5%
Procter & Gamble Co.	19,152	$1,148,545
Coca-Cola Co.	18,715	1,095,202
Philip Morris International, Inc.	17,945	1,005,279
PepsiCo, Inc.	14,027	931,954
Altria Group, Inc.	28,646	688,077
Kraft Foods, Inc. — Class A	21,401	660,435
Colgate-Palmolive Co.	6,926	532,332
Kimberly-Clark Corp.	7,201	468,425
Archer-Daniels-Midland Co.	13,445	429,164
General Mills, Inc.	11,542	421,745
Reynolds American, Inc.	6,630	393,756
Kellogg Co.	7,381	372,814
Coca-Cola Enterprises, Inc.	11,960	370,760
Sysco Corp.	12,303	350,882
Avon Products, Inc.	10,793	346,563
HJ Heinz Co.	7,314	346,464
Kroger Co.	15,472	335,124
Estee Lauder Companies, Inc. —
Class A	5,138	324,876
Lorillard, Inc.	4,045	324,854
Mead Johnson Nutrition Co. —
Class A	5,464	310,956
Campbell Soup Co.	8,426	301,229
Hershey Co.	5,944	282,875
Clorox Co.	4,132	275,852
Bunge Ltd.	4,604	272,373
Brown-Forman Corp. — Class B	4,417	272,264
Molson Coors Brewing Co. — Class B	5,764	272,176
ConAgra Foods, Inc.	11,812	259,155
Cia de Bebidas das Americas ADR	2,065	255,606
Dr Pepper Snapple Group, Inc.	7,122	252,973
Safeway, Inc.	11,834	250,407
Sara Lee Corp.	18,621	250,080
JM Smucker Co.	3,796	229,772
Hormel Foods Corp.	4,933	220,012
Whole Foods Market, Inc.*	5,788	214,793
Energizer Holdings, Inc.*	3,158	212,312
McCormick & Company, Inc.	5,045	212,092
Tyson Foods, Inc. — Class A	12,765	204,495
NBTY, Inc.*	3,713	204,141
Fomento Economico Mexicano SAB
de CV ADR	4,020	203,935
Unilever N.V.	6,737	201,302
Alberto-Culver Co. — Class B	5,300	199,545
Hansen Natural Corp.*	4,229	197,156

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Consumer Staples - 99.5% (continued)
Green Mountain Coffee Roasters,
Inc.*	6,129	$191,164
Herbalife Ltd.	3,148	189,982
Church & Dwight Company, Inc.	2,873	186,573
Unilever plc ADR	6,270	182,457
Constellation Brands, Inc. —
Class A*	10,251	181,340
Diageo plc ADR	2,526	174,319
Cosan Ltd. — Class A	14,701	170,385
Anheuser-Busch InBev N.V. ADR	2,750	161,562
Smithfield Foods, Inc.*	9,292	156,384
BRF - Brasil Foods S.A. ADR	10,016	155,548
Ralcorp Holdings, Inc.*	2,640	154,387
Corn Products International, Inc.	4,066	152,475
Casey’s General Stores, Inc.	3,373	140,823
Del Monte Foods Co.	10,333	135,466
Flowers Foods, Inc.	5,342	132,695
SUPERVALU, Inc.	10,950	126,253
Nu Skin Enterprises, Inc. — Class A	4,346	125,165
Dean Foods Co.*	11,532	117,742
Ruddick Corp.	3,352	116,247
Central European Distribution
Corp.*	4,808	107,315
United Natural Foods, Inc.*	3,219	106,678
TreeHouse Foods, Inc.*	2,307	106,353
Fresh Del Monte Produce, Inc.*	4,785	103,834
Sanderson Farms, Inc.	1,880	81,385
Lancaster Colony Corp.	1,690	80,275

Total Consumer Staples		19,639,559

TOTAL COMMON STOCKS
(Cost $15,002,844)		19,639,559

WARRANT†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	17	1

TOTAL WARRANT
(Cost $ –)		1

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.4%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	74,698	74,698

TOTAL REPURCHASE AGREEMENT
(Cost $74,698)		74,698

Total Investments - 99.9%
(Cost $15,077,542)		$19,714,258
Cash & Other Assets, Less Liabilities - 0.1%		22,633

Total Net Assets - 100.0%		$19,736,891

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Dynamic Funds
September 30, 2010	Dow 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 57.6%
Industrials - 12.9%
3M Co.	4,130	$358,112
Caterpillar, Inc.	4,130	324,949
United Technologies Corp.	4,122	293,610
Boeing Co.	4,130	274,810
General Electric Co.	4,130	67,113

Total Industrials		1,318,594

Information Technology - 9.8%
International Business Machines Corp.	4,130	553,998
Hewlett-Packard Co.	4,130	173,749
Microsoft Corp.	4,130	101,144
Cisco Systems, Inc.*	4,130	90,447
Intel Corp.	4,129	79,401

Total Information Technology		998,739

Consumer Staples - 8.2%
Procter & Gamble Co.	4,128	247,556
Coca-Cola Co.	4,130	241,688
Wal-Mart Stores, Inc.	4,120	220,502
Kraft Foods, Inc. — Class A	4,130	127,452

Total Consumer Staples		837,198

Financials - 5.9%
Travelers Companies, Inc.	4,130	215,173
American Express Co.	4,130	173,584
JPMorgan Chase & Co.	4,119	156,810
Bank of America Corp.	4,460	58,471

Total Financials		604,038

Energy - 5.8%
Chevron Corp.	4,130	334,736
Exxon Mobil Corp.	4,130	255,193

Total Energy		589,929

Consumer Discretionary - 5.6%
McDonald’s Corp.	4,132	307,875
Walt Disney Co.	4,130	136,744
Home Depot, Inc.	4,120	130,522

Total Consumer Discretionary		575,141

Health Care - 4.7%
Johnson & Johnson	4,129	255,833
Merck & Company, Inc.	4,130	152,025
Pfizer, Inc.	4,130	70,912

Total Health Care		478,770

Telecommunication Services - 2.4%
Verizon Communications, Inc.	4,116	134,140
AT&T, Inc.	4,130	118,118

Total Telecommunication Services		252,258

Materials - 2.3%
E. I. du Pont de Nemours & Co.	4,130	184,281
Alcoa, Inc.	4,120	49,893

Total Materials		234,174

TOTAL COMMON STOCKS
(Cost $4,457,982)		5,888,841

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 37.5%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10[2]	$1,986,670	$1,986,670
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	459,742	459,742
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	459,742	459,742
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	459,742	459,742
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	459,742	459,742

TOTAL REPURCHASE AGREEMENTS
(Cost $3,825,638)		3,825,638

Total Investments - 95.1%
(Cost $8,283,620)		$9,714,479
Cash & Other Assets, Less Liabilities - 4.9%		501,917

Total Net Assets - 100.0%		$10,216,396

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
December 2010 Dow Jones
Industrial Average Index Mini
Futures Contracts
(Aggregate Market Value of
Contracts $3,431,680)	64	$38,806

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc.
October 2010 Dow Jones
Industrial Average Index Swap,
Terminating 10/26/10[3]
(Notional Market Value
$1,622,256)	150	$(3,356)
Goldman Sachs International
November 2010 Dow Jones
Industrial Average Index Swap,
Terminating 11/26/10[3]
(Notional Market Value
$3,490,665)	324	(7,140)
Credit Suisse Capital, LLC
October 2010 Dow Jones
Industrial Average Index Swap,
Terminating 10/29/10[3]
(Notional Market Value
$5,966,010)	553	(26,111)

(Total Notional Market Value $11,078,931)		$(36,607)

*	Non-income producing security

Schedule of Investments	Dynamic Funds
September 30, 2010	Dow 2x Strategy Fund

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

Schedule of Investments
September 30, 2010	DWA Flexible Allocation Fund

		Market
	Shares	Value
EXCHANGE TRADED FUNDS† - 102.0%
iShares Russell 2000 Index Fund	31,400	$2,118,558
Vanguard REIT ETF	34,217	1,782,021
iShares Dow Jones US Telecommunications Sector Index Fund	80,150	1,746,469
First Trust Dow Jones Internet Index Fund	57,150	1,720,215
Vanguard Consumer Discretionary ETF	31,364	1,684,874
iShares S&P MidCap 400 Value Index Fund	23,315	1,658,396
iShares Russell 2000 Value Index Fund	26,725	1,654,278

		Market
	Shares	Value
EXCHANGE TRADED FUNDS† - 102.0% (continued)
iShares Dow Jones Transportation Average Index Fund	20,248	$1,653,249
iShares Cohen & Steers Realty Majors Index Fund	26,514	1,642,542
Consumer Discretionary Select Sector SPDR Fund	49,126	1,641,300
SPDR Dow Jones REIT ETF	28,200	1,616,988
iShares S&P SmallCap 600 Value Index Fund	25,588	1,590,806

TOTAL EXCHANGE TRADED FUNDS (Cost $19,696,976)		20,509,696

Total Investments - 102.0% (Cost $19,696,976)		$20,509,696
Liabilities, Less Cash & Other Assets - (2.0)%		(400,666)

Total Net Assets - 100.0%		$20,109,030

†	Value determined based on Level 1 inputs - See Note –3.

REIT - Real Estate Investment Trust

Schedule of Investments
September 30, 2010	DWA Sector Rotation Fund

		Market
	Shares	Value
EXCHANGE TRADED FUNDS† - 106.3%
iShares Dow Jones US Real Estate Index Fund	70,104	$3,707,100
iShares Cohen & Steers Realty Majors Index Fund	59,765	3,702,442
SPDR Dow Jones REIT ETF	64,326	3,688,453
SPDR S&P International Consumer Discretionary Sector ETF	130,745	3,526,676
Powershares Dynamic Leisure & Entertainment Portfolio	209,413	3,390,396
PowerShares Dynamic Basic Materials Sector Portfolio	108,283	3,373,232

		Market
	Shares	Value
EXCHANGE TRADED FUNDS† - 106.3% (continued)
PowerShares Dynamic Energy Exploration & Production Portfolio	162,629	$3,012,166
SPDR S&P Pharmaceuticals ETF	68,289	2,972,620
iShares Dow Jones Transportation Average Index Fund	36,182	2,954,260
PowerShares Dynamic Consumer Staples Sector Portfolio	109,179	2,923,814

TOTAL EXCHANGE TRADED FUNDS (Cost $31,600,231)		33,251,159

Total Investments - 106.3% (Cost $31,600,231)		$33,251,159
Liabilities, Less Cash & Other Assets — (6.3)%		(1,980,137)

Total Net Assets - 100.0%		$31,271,022

†	Value determined based on Level 1 inputs - See Note –3.

REIT - Real Estate Investment Trust

Schedule of Investments	Sector Funds
September 30, 2010	Electronics Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5%
Information Technology - 99.5%
Intel Corp.	22,497	$432,617
Texas Instruments, Inc.	9,667	262,362
Broadcom Corp. — Class A	5,252	185,868
Applied Materials, Inc.	14,011	163,648
Altera Corp.	4,780	144,165
Marvell Technology Group Ltd.*	8,170	143,057
Analog Devices, Inc.	4,362	136,880
Xilinx, Inc.	4,487	119,399
Linear Technology Corp.	3,845	118,157
KLA-Tencor Corp.	3,303	116,365
Microchip Technology, Inc.	3,496	109,949
NVIDIA Corp.*	9,403	109,827
Maxim Integrated Products, Inc.	5,648	104,544
Atmel Corp.*	12,944	103,034
Micron Technology, Inc.*	14,007	100,990
Lam Research Corp.*	2,413	100,984
Cree, Inc.*	1,755	95,279
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8,974	90,996
Skyworks Solutions, Inc.*	4,358	90,123
Advanced Micro Devices, Inc.*	12,165	86,493
ON Semiconductor Corp.*	10,794	77,825
MEMC Electronic Materials, Inc.*	6,189	73,773
Rambus, Inc.*	3,449	71,877
National Semiconductor Corp.	5,625	71,831
LSI Corp.*	15,548	70,899
Novellus Systems, Inc.*	2,572	68,364
ASML Holding N.V. — Class G	2,257	67,101
Cypress Semiconductor Corp.*	5,277	66,385
TriQuint Semiconductor, Inc.*	6,536	62,746
Varian Semiconductor Equipment Associates, Inc.*	2,124	61,129
Teradyne, Inc.*	5,479	61,036
Netlogic Microsystems, Inc.*	2,018	55,656
PMC - Sierra, Inc.*	7,441	54,766
Atheros Communications, Inc.*	2,039	53,728
Semtech Corp.*	2,605	52,595
Silicon Laboratories, Inc.*	1,398	51,237
Microsemi Corp.*	2,940	50,421
Cavium Networks, Inc.*	1,753	50,416
Intersil Corp. — Class A	4,261	49,811

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Information Technology - 99.5% (continued)
Veeco Instruments, Inc.*	1,417	$49,411
Cymer, Inc.*	1,326	49,168
International Rectifier Corp.*	2,326	49,055
Amkor Technology, Inc.*	7,359	48,349
Fairchild Semiconductor
International, Inc. — Class A*	5,062	47,583
Cirrus Logic, Inc.*	2,657	47,401
Omnivision Technologies, Inc.*	2,044	47,094
Integrated Device Technology, Inc.*	7,447	43,565
Tessera Technologies, Inc.*	2,354	43,549
Power Integrations, Inc.	1,245	39,579
Applied Micro Circuits Corp.*	3,326	33,260
Avago Technologies Ltd.*	1,477	33,247
Micrel, Inc.	3,275	32,291
Lattice Semiconductor Corp.*	6,729	31,963
Volterra Semiconductor Corp.*	1,416	30,472
Advanced Energy Industries, Inc.*	2,216	28,941
Monolithic Power Systems, Inc.*	1,659	27,091
Rubicon Technology, Inc.*	1,192	27,046
Diodes, Inc.*	1,520	25,977
Hittite Microwave Corp.*	538	25,636
Kulicke & Soffa Industries, Inc.*	4,130	25,565
Verigy, Ltd.*	3,112	25,301
Formfactor, Inc.*	2,902	24,957
Zoran Corp.*	3,102	23,699
Cabot Microelectronics Corp.*	698	22,462
MKS Instruments, Inc.*	1,200	21,576
FEI Co.*	1,060	20,744

Total Information Technology		4,911,315

TOTAL COMMON STOCKS (Cost $3,046,504)		4,911,315

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	30,748	30,748

TOTAL REPURCHASE AGREEMENT (Cost $30,748)		30,748

Total Investments - 100.1% (Cost $3,077,252)		$4,942,063
Liabilities, Less Cash & Other Assets - (0.1)%		(5,479)

Total Net Assets - 100.0%		$4,936,584

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

Schedule of Investments	Sector Funds
September 30, 2010	Energy Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.6%
Energy - 99.6%
Exxon Mobil Corp.	33,222	$2,052,787
Chevron Corp.	15,233	1,234,635
Schlumberger Ltd.	18,006	1,109,350
ConocoPhillips	15,261	876,439
Occidental Petroleum Corp.	9,085	711,356
Suncor Energy, Inc.	20,163	656,306
Anadarko Petroleum Corp.	10,377	592,008
Petroleo Brasileiro S.A. ADR	16,262	589,823
Halliburton Co.	17,275	571,284
Canadian Natural Resources Ltd.	16,209	560,831
Apache Corp.	5,444	532,205
Devon Energy Corp.	7,494	485,162
Transocean Ltd.*	7,229	464,752
Marathon Oil Corp.	13,603	450,259
National Oilwell Varco, Inc.	9,939	441,987
Hess Corp.	7,274	430,039
EOG Resources, Inc.	4,422	411,113
Encana Corporation	13,549	409,586
Talisman Energy, Inc.	22,991	402,113
Baker Hughes, Inc.	9,262	394,561
BP plc ADR	9,368	385,681
Peabody Energy Corp.	7,666	375,711
Spectra Energy Corp.	16,179	364,836
Weatherford International Ltd.*	21,031	359,630
Noble Energy, Inc.	4,742	356,077
Chesapeake Energy Corp.	15,217	344,665
Cameco Corp. — Class A	12,197	338,223
Murphy Oil Corp.	5,413	335,173
Cameron International Corp.*	7,527	323,360
FMC Technologies, Inc.*	4,366	298,154
Williams Companies, Inc.	15,518	296,549
Total S.A. ADR	5,705	294,378
Diamond Offshore Drilling, Inc.	4,340	294,122
Valero Energy Corp.	16,709	292,575
Nexen, Inc.	14,524	291,932
Noble Corp.	8,515	287,722
Ensco plc ADR	6,413	286,853
Southwestern Energy Co.*	8,258	276,148
El Paso Corp.	22,183	274,626
Consol Energy, Inc.	7,235	267,406
Newfield Exploration Co.*	4,507	258,882
Continental Resources, Inc.*	5,437	252,059
Pioneer Natural Resources Co.	3,765	244,838
Concho Resources, Inc.*	3,688	244,035
Royal Dutch Shell plc ADR	3,901	235,230
Pride International, Inc.*	7,917	232,997
Denbury Resources, Inc.*	14,348	227,990
Tenaris S.A. ADR	5,905	226,870
CNOOC Ltd. ADR	1,150	223,445

		Market
	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Energy - 99.6% (continued)
PetroChina Company Ltd. ADR	1,918	$223,294
Alpha Natural Resources, Inc.*	5,298	218,013
Arch Coal, Inc.	8,047	214,935
Whiting Petroleum Corp.*	2,217	211,746
Ultra Petroleum Corp.*	5,031	211,201
Range Resources Corp.	5,291	201,746
Sunoco, Inc.	5,466	199,509
Cimarex Energy Co.	3,014	199,467
Nabors Industries Ltd.*	10,840	195,770
Core Laboratories N.V.	2,213	194,833
Rowan Companies, Inc.*	6,326	192,057
China Petroleum & Chemical Corp. ADR	2,173	191,832
Plains Exploration & Production Co.*	7,135	190,290
InterOil Corp.*	2,728	186,704
Helmerich & Payne, Inc.	4,576	185,145
Petrohawk Energy Corp.*	11,143	179,848
Statoil ASA ADR	8,433	176,924
Oceaneering International, Inc.*	3,146	169,444
Dresser-Rand Group, Inc.*	4,489	165,599
Massey Energy Co.	5,336	165,523
Forest Oil Corp.*	5,570	165,429
Patterson-UTI Energy, Inc.	9,593	163,848
Southern Union Co.	6,680	160,721
EXCO Resources, Inc.	10,524	156,492
Mariner Energy, Inc.*	6,115	148,166
Cabot Oil & Gas Corp.	4,909	147,810
Oil States International, Inc.*	3,099	144,258
Tidewater, Inc.	3,208	143,750
Brigham Exploration Co.*	7,585	142,219
Quicksilver Resources, Inc.*	10,844	136,634
SM Energy Co.	3,443	128,975
Atlas Energy, Inc.*	4,453	127,534
Frontline Ltd.	4,355	123,813
Unit Corp.*	2,985	111,311

Total Energy		27,741,603

TOTAL COMMON STOCKS (Cost $16,272,747)		27,741,603

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.4%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	127,992	127,992

TOTAL REPURCHASE AGREEMENT (Cost $127,992)		127,992

Total Investments - 100.0% (Cost $16,400,739)		$27,869,595
Liabilities, Less Cash & Other Assets - 0.0%		(8,089)

Total Net Assets - 100.0%		$27,861,506

*	Non-income producing security

Schedule of Investments	Sector Funds
September 30, 2010	Energy Fund

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
September 30, 2010	Energy Services Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5%
Energy - 99.5%
Schlumberger Ltd.	49,192	$3,030,719
Halliburton Co.	47,210	1,561,235
Transocean Ltd.*	20,055	1,289,336
National Oilwell Varco, Inc.	27,164	1,207,983
Baker Hughes, Inc.	25,311	1,078,249
Weatherford International Ltd.*	57,438	982,190
Cameron International Corp.*	20,565	883,472
FMC Technologies, Inc.*	12,108	826,855
Diamond Offshore Drilling, Inc.	12,027	815,070
Noble Corp.	23,278	786,564
Ensco plc ADR	14,572	651,805
Pride International, Inc.*	21,614	636,100
Core Laboratories N.V.	6,130	539,685
Nabors Industries Ltd.*	29,608	534,720
Rowan Companies, Inc.*	17,534	532,332
Helmerich & Payne, Inc.	12,682	513,114
Tenaris S.A. ADR	13,199	507,105
Oceaneering International, Inc.*	8,693	468,205
Dresser-Rand Group, Inc.*	12,457	459,539
Dril-Quip, Inc.*	7,320	454,645
Patterson-UTI Energy, Inc.	26,202	447,530
Superior Energy Services, Inc.*	15,877	423,757
Oil States International, Inc.*	8,565	398,701

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Energy - 99.5% (continued)
Tidewater, Inc.	8,859	$396,972
Atwood Oceanics, Inc.*	12,651	385,223
Complete Production Services, Inc.*	18,570	379,756
CARBO Ceramics, Inc.	4,468	361,908
Unit Corp.*	8,255	307,829
Exterran Holdings, Inc.*	12,260	278,425
Helix Energy Solutions Group, Inc.*	23,991	267,260
Key Energy Services, Inc.*	27,554	262,038
SEACOR Holdings, Inc.*	2,972	253,095
Lufkin Industries, Inc.	5,532	242,855
Bristow Group, Inc.*	6,571	237,082
Hornbeck Offshore Services, Inc.*	10,938	213,182
Precision Drilling Corp.*	30,635	209,850
Tetra Technologies, Inc.*	18,381	187,486
Gulfmark Offshore, Inc. — Class A*	4,680	143,770
Global Industries Ltd.*	24,536	134,212
Willbros Group, Inc.*	14,598	133,864

Total Energy		23,423,718

TOTAL COMMON STOCKS (Cost $11,986,165)		23,423,718

Total Investments - 99.5% (Cost $11,986,165)		$23,423,718
Cash & Other Assets, Less Liabilities - 0.5%		111,034

Total Net Assets - 100.0%		$23,534,752

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	International Equity Funds
September 30, 2010	Europe 1.25x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 82.5%
Financials - 18.7%
HSBC Holdings plc ADR	13,150	$665,258
Banco Santander S.A. ADR	38,110	482,473
Deutsche Bank AG	5,360	294,425
Banco Bilbao Vizcaya Argentaria S.A. ADR	21,320	287,394
UBS AG	16,060	273,502
Credit Suisse Group AG ADR	5,920	251,955
Barclays plc ADR	12,130	228,650
ING Groep N.V. ADR	15,300	157,437

Total Financials		2,641,094

Energy - 16.2%
Total S.A. ADR	15,390	794,124
ENI SpA ADR	11,960	516,433
Royal Dutch Shell plc ADR	8,250	497,475
BP plc ADR	11,780	484,982

Total Energy		2,293,014

Health Care - 14.6%
Novartis AG ADR	17,000	980,390
GlaxoSmithKline plc ADR	10,330	408,242
AstraZeneca plc ADR	7,330	371,631
Sanofi-Aventis S.A. ADR	6,730	223,772
Alcon, Inc.	510	85,063

Total Health Care		2,069,098

Telecommunication Services - 12.0%
France Telecom S.A. ADR	26,560	571,837
Vodafone Group plc ADR	19,800	491,238
Telefonica S.A. ADR	6,380	473,077
Deutsche Telekom AG ADR	11,840	161,379

Total Telecommunication Services		1,697,531

Materials - 6.1%
Rio Tinto plc ADR	6,710	394,078
BHP Billiton Ltd. ADR	4,280	326,650
ArcelorMittal	4,300	141,814

Total Materials		862,542

Consumer Staples - 4.9%
Unilever N.V.	8,680	259,358
Diageo plc ADR	3,670	253,267
British American Tobacco plc ADR	2,440	182,292

Total Consumer Staples		694,917

Industrials - 3.4%
Siemens AG ADR	4,620	486,948

Information Technology - 3.4%
SAP AG ADR	4,100	202,171
Telefonaktiebolaget LM Ericsson ADR	13,010	142,720
Nokia Oyj ADR	12,800	128,384

Total Information Technology		473,275

Consumer Discretionary - 2.3%
Daimler AG	5,050	319,665

		Market
	Shares	Value
COMMON STOCKS† - 82.5% (continued)
Utilities - 0.9%
Veolia Environnement ADR	4,780	$126,001

TOTAL COMMON STOCKS (Cost $10,707,384)		11,664,085

RIGHT†† - 0.1%
Deutsche Bank AG Expires 10/05/10	3,670	15,121

TOTAL RIGHT (Cost $18,182)		15,121

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 15.3%
UBS Financial Services, Inc. issued 09/30/10 at 0.24% due 10/01/10	440,062	440,062
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	440,062	440,062
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	440,062	440,062
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	440,062	440,062
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	397,533	397,533

TOTAL REPURCHASE AGREEMENTS (Cost $2,157,781)		2,157,781

Total Investments - 97.9% (Cost $12,883,347)		$13,836,987
Cash & Other Assets, Less Liabilities - 2.1%		300,825

Total Net Assets - 100.0%		$14,137,812

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2010 EURO Currency Futures Contracts (Aggregate Market Value of Contracts $6,131,250)	36	$199,577

FUTURES CONTRACTS PURCHASED†
December 2010 EURO STOXX 50 Index Futures Contracts (Aggregate Market Value of Contracts $2,794,669)	75	(38,909)
December 2010 STOXX 50 Index Futures Contracts (Aggregate Market Value of Contracts $1,648,810)	49	(64,164)

(Total Aggregate Market Value of Contracts $4,443,479)		$(103,073)

Schedule of Investments	International Equity Funds
September 30, 2010	Europe 1.25x Strategy Fund

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
September 30, 2010	Financial Services Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5%
Financials - 99.5%
Berkshire Hathaway, Inc. — Class B*	2,717	$224,642
JPMorgan Chase & Co.	5,011	190,769
Wells Fargo & Co.	6,743	169,452
Bank of America Corp.	12,409	162,682
Goldman Sachs Group, Inc.	971	140,387
American Express Co.	2,640	110,959
U.S. Bancorp	4,493	97,139
BlackRock, Inc. — Class A	543	92,446
Morgan Stanley	3,692	91,119
Bank of New York Mellon Corp.	3,383	88,398
MetLife, Inc.	2,197	84,475
Aflac, Inc.	1,622	83,874
American International Group, Inc.*	2,117	82,775
Franklin Resources, Inc.	773	82,634
Simon Property Group, Inc.	888	82,353
Itau Unibanco Holding S.A. ADR	3,343	80,834
Travelers Companies, Inc.	1,510	78,671
Banco Bradesco S.A. ADR	3,810	77,648
ICICI Bank Ltd. ADR	1,551	77,317
Prudential Financial, Inc.	1,378	74,660
PNC Financial Services Group, Inc.	1,436	74,543
ACE Ltd.	1,245	72,521
Chubb Corp.	1,219	69,471
State Street Corp.	1,814	68,315
Royal Bank of Canada	1,274	66,414
HDFC Bank Ltd. ADR	360	66,373
Allstate Corp.	2,091	65,971
Loews Corp.	1,729	65,529
Public Storage	675	65,502
UBS AG	3,846	65,497
Banco Santander Brasil S.A. ADR	4,670	64,306
Capital One Financial Corp.	1,623	64,190
Vornado Realty Trust	740	63,292
HSBC Holdings plc ADR	1,245	62,985
Toronto-Dominion Bank	862	62,288
Banco Santander S.A. ADR	4,864	61,578
Charles Schwab Corp.	4,389	61,007
CME Group, Inc. — Class A	231	60,164
Ameriprise Financial, Inc.	1,261	59,683
Progressive Corp.	2,829	59,041
BB&T Corp.	2,400	57,792
Equity Residential	1,205	57,322
Marsh & McLennan Companies, Inc.	2,375	57,285
Credit Suisse Group AG ADR	1,326	56,435
T. Rowe Price Group, Inc.	1,126	56,373
SunTrust Banks, Inc.	2,151	55,560
Barclays plc ADR	2,850	53,722
Boston Properties, Inc.	646	53,695
Northern Trust Corp.	1,076	51,906
HCP, Inc.	1,434	51,595
Discover Financial Services	3,065	51,124
Invesco Ltd.	2,368	50,273
AON Corp.	1,273	49,787
Deutsche Bank AG	903	49,602
Annaly Capital Management, Inc.	2,790	49,104

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Financials - 99.5% (continued)
China Life Insurance Company Ltd. ADR	808	$48,060
TD Ameritrade Holding Corp.*	2,959	47,788
Hartford Financial Services Group, Inc.	2,076	47,644
Host Hotels & Resorts, Inc.	3,214	46,539
Regions Financial Corp.	6,361	46,244
XL Group plc — Class A	2,128	46,092
Fifth Third Bancorp	3,822	45,979
CIT Group, Inc.*	1,125	45,922
AvalonBay Communities, Inc.	434	45,106
Ventas, Inc.	871	44,917
Principal Financial Group, Inc.	1,717	44,505
M&T Bank Corp.	541	44,259
CNA Financial Corp.*	1,549	43,356
Bank of Montreal	750	43,312
Moody’s Corp.	1,697	42,391
NYSE Euronext	1,469	41,969
New York Community Bancorp, Inc.	2,539	41,259
Unum Group	1,860	41,199
KeyCorp	5,083	40,461
CB Richard Ellis Group, Inc. — Class A*	2,213	40,454
Kimco Realty Corp.	2,563	40,367
IntercontinentalExchange, Inc.*	383	40,108
PartnerRe Ltd.	495	39,689
Comerica, Inc.	1,060	39,379
Lincoln National Corp.	1,623	38,822
Health Care REIT, Inc.	818	38,724
Leucadia National Corp.	1,639	38,713
Hudson City Bancorp, Inc.	3,122	38,276
ProLogis	3,191	37,590
Macerich Co.	858	36,851
Everest Re Group Ltd.	424	36,663
Plum Creek Timber Company, Inc.	1,022	36,077
SLM Corp.*	3,111	35,932
Federal Realty Investment Trust	439	35,849
Lazard Ltd. — Class A	1,015	35,606
General Growth Properties, Inc.	2,273	35,459
Digital Realty Trust, Inc.	574	35,416
Genworth Financial, Inc. — Class A*	2,855	34,888
Assurant, Inc.	847	34,473
Nationwide Health Properties, Inc.	885	34,223
Cincinnati Financial Corp.	1,178	33,985
SL Green Realty Corp.	535	33,882
Legg Mason, Inc.	1,115	33,796
Arch Capital Group Ltd.*	395	33,101
AMB Property Corp.	1,234	32,664
People’s United Financial, Inc.	2,494	32,646
Torchmark Corp.	614	32,628
Manulife Financial Corp.	2,580	32,585
Axis Capital Holdings Ltd.	983	32,380
NASDAQ OMX Group, Inc.*	1,629	31,651
WR Berkley Corp.	1,154	31,239
Jefferies Group, Inc.	1,366	30,994
Huntington Bancshares, Inc.	5,415	30,703
Liberty Property Trust	932	29,731
SEI Investments Co.	1,461	29,717

Schedule of Investments	Sector Funds
September 30, 2010	Financial Services Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Financials - 99.5% (continued)
Marshall & Ilsley Corp.	4,170	$29,357
Eaton Vance Corp.	979	28,430
Zions Bancorporation	1,290	27,554

Total Financials		6,471,083

TOTAL COMMON STOCKS (Cost $4,046,002)		6,471,083

RIGHT†† - 0.0%
Financials - 0.0%
Deutsche Bank AG
Expires 10/05/10	913	3,762

TOTAL RIGHT (Cost $4,928)		3,762

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$37,546	$37,546

TOTAL REPURCHASE AGREEMENT (Cost $37,546)		37,546

Total Investments - 100.1% (Cost $4,088,476)		$6,512,391
Liabilities, Less Cash & Other Assets - (0.1)%		(7,106)

Total Net Assets - 100.0%		$6,505,285

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Fixed Income Funds
September 30, 2010	Government Long Bond Strategy Fund

	Face	Market
	Amount	Value
U.S. GOVERNMENT SECURITIES† - 32.1%
U.S. Treasury Bond
3.88% due 08/15/40	$11,828,000	$12,227,195

TOTAL U.S. GOVERNMENT SECURITIES (Cost $11,929,084)		12,227,195

FEDERAL AGENCY DISCOUNT NOTES†† - 26.3%
Farmer Mac[1]
0.14% due 10/05/10	4,000,000	3,999,938
Federal Farm Credit Bank[1]
0.13% due 10/06/10	3,000,000	2,999,946
Freddie Mac[2]
0.13% due 10/13/10	3,000,000	2,999,870

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $9,999,754)		9,999,754

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,3 - 20.0%
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	1,548,906	1,548,906
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	1,548,906	1,548,906
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	1,548,906	1,548,906
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	1,548,906	1,548,906
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	1,399,222	1,399,222

TOTAL REPURCHASE AGREEMENTS
(Cost $7,594,846)		7,594,846

Total Investments - 78.4%
(Cost $29,523,684)		$29,821,795
Cash & Other Assets, Less Liabilities - 21.6%		8,222,407

Total Net Assets - 100.0%		$38,044,202

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
December 2010 Ultra Long-Term
U.S. Treasury Bond Futures
Contracts
(Aggregate Market Value of
Contracts $37,422,969)	265	$619,091

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements - See Note –2.

Schedule of Investments	Sector Funds
September 30, 2010	Health Care Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.4%
Health Care - 99.4%
Johnson & Johnson	8,928	$553,179
Pfizer, Inc.	29,841	512,370
Merck & Company, Inc.	12,209	449,413
Abbott Laboratories	7,369	384,957
Alcon, Inc.	1,848	308,228
Amgen, Inc.*	5,425	298,972
Bristol-Myers Squibb Co.	10,662	289,047
Teva Pharmaceutical Industries Ltd. ADR	5,422	286,011
Eli Lilly & Co.	7,532	275,144
UnitedHealth Group, Inc.	7,834	275,052
Valeant Pharmaceuticals International, Inc.*	9,822	246,046
Medtronic, Inc.	6,962	233,784
Baxter International, Inc.	4,892	233,397
Gilead Sciences, Inc.*	6,487	231,002
Celgene Corp.*	3,768	217,074
Genzyme Corp.*	2,976	210,671
Express Scripts, Inc. — Class A*	4,226	205,806
WellPoint, Inc.*	3,625	205,320
Allergan, Inc.	2,923	194,467
Medco Health Solutions, Inc.*	3,560	185,334
Stryker Corp.	3,616	180,981
Covidien plc	4,475	179,850
Becton Dickinson and Co.	2,357	174,654
Thermo Fisher Scientific, Inc.*	3,622	173,421
Biogen Idec, Inc.*	3,033	170,212
Novartis AG ADR	2,865	165,225
McKesson Corp.	2,545	157,230
St. Jude Medical, Inc.*	3,843	151,184
Aetna, Inc.	4,761	150,495
Cardinal Health, Inc.	4,112	135,860
Forest Laboratories, Inc.*	4,341	134,267
Zimmer Holdings, Inc.*	2,512	131,453
CIGNA Corp.	3,649	130,561
AstraZeneca plc ADR	2,522	127,865
Hospira, Inc.*	2,241	127,759
GlaxoSmithKline plc ADR	3,230	127,650
Boston Scientific Corp.*	20,570	126,094
Sanofi-Aventis S.A. ADR	3,744	124,488
Intuitive Surgical, Inc.*	438	124,278
Quest Diagnostics, Inc.	2,408	121,532
Humana, Inc.*	2,409	121,028
Varian Medical Systems, Inc.*	1,997	120,819
Novo Nordisk A ADR	1,222	120,294
AmerisourceBergen Corp. — Class A	3,825	117,274
Elan Corp. plc ADR*	20,328	116,886
Laboratory Corporation of America Holdings*	1,490	116,861
Life Technologies Corp.*	2,470	115,324
CR Bard, Inc.	1,413	115,061
DaVita, Inc.*	1,619	111,760
Cerner Corp.*	1,313	110,279
Shire plc ADR	1,638	110,205
Alexion Pharmaceuticals, Inc.*	1,663	107,031
Vertex Pharmaceuticals, Inc.*	3,081	106,510

		Market
	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Health Care - 99.4% (continued)
Illumina, Inc.*	2,154	$105,977
Perrigo Co.	1,635	105,000
Waters Corp.*	1,477	104,542
Dendreon Corp.*	2,482	102,209
Dr Reddys Laboratories Ltd. ADR	3,160	101,815
Human Genome Sciences, Inc.*	3,353	99,886
Endo Pharmaceuticals Holdings, Inc.*	3,000	99,720
Mylan, Inc.*	5,291	99,524
Henry Schein, Inc.*	1,670	97,829
Mindray Medical International Ltd. ADR	3,270	96,694
CareFusion Corp.*	3,885	96,503
Warner Chilcott plc — Class A	4,253	95,437
ResMed, Inc.*	2,848	93,443
Watson Pharmaceuticals, Inc.*	2,180	92,236
Cephalon, Inc.*	1,476	92,161
DENTSPLY International, Inc.	2,806	89,708
Mettler-Toledo International, Inc.*	700	87,108
Hologic, Inc.*	5,430	86,934
QIAGEN N.V.*	4,365	77,435
IDEXX Laboratories, Inc.*	1,227	75,730
Patterson Companies, Inc.	2,628	75,292
Coventry Health Care, Inc.*	3,495	75,247
Universal Health Services, Inc. — Class B	1,920	74,611
United Therapeutics Corp.*	1,331	74,549
Talecris Biotherapeutics Holdings Corp.*	3,114	71,248
Beckman Coulter, Inc.	1,419	69,233
PerkinElmer, Inc.	2,960	68,494
Pharmaceutical Product Development, Inc.	2,755	68,296
Health Net, Inc.*	2,460	66,887
Omnicare, Inc.	2,783	66,458
Covance, Inc.*	1,408	65,880
Community Health Systems, Inc.*	2,100	65,037
Kinetic Concepts, Inc.*	1,743	63,759
Emergency Medical Services Corp. — Class A*	1,180	62,835
Mednax, Inc.*	1,159	61,775
Lincare Holdings, Inc.	2,278	57,155
Thoratec Corp.*	1,470	54,361

Total Health Care		13,240,673

TOTAL COMMON STOCKS
(Cost $8,967,347)		13,240,673

Schedule of Investments	Sector Funds
September 30, 2010	Health Care Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$69,104	$69,104

TOTAL REPURCHASE AGREEMENT

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5% (continued)
(Cost $69,104)		$69,104

Total Investments - 99.9%
(Cost $9,036,451)		$13,309,777
Cash & Other Assets, Less Liabilities - 0.1%		7,100

Total Net Assets - 100.0%		$13,316,877

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Alternatives Funds
September 30, 2010	International Long Short Select Fund

		Market
	Shares	Value
COMMON STOCKS† - 93.1%
Financials - 23.6%
ACE Ltd.[1]	3,400	$198,050
Julius Baer Group Ltd.	4,936	179,687
Standard Chartered plc[1]	6,173	177,175
Sony Financial Holdings, Inc.[1]	51	166,162
BNP Paribas	2,086	148,376
Toronto-Dominion Bank[1]	1,275	92,258
Banco Santander S.A.[1]	6,865	87,206

Total Financials		1,048,914

Information Technology - 18.4%
Hitachi Ltd.	48,435	211,760
Apple, Inc.*,1	718	203,732
Software AG	1,144	138,194
Mastercard, Inc. — Class A	597	133,728
Xerox Corp.[1]	12,500	129,375

Total Information Technology		816,789

Consumer Discretionary - 12.3%
Kingfisher plc	39,069	143,804
Compass Group plc[1]	15,520	129,344
Wynn Macau Ltd.*	66,000	114,155
ProSiebenSat.1 Media AG	3,413	81,108
Renault S.A.	1,527	78,583

Total Consumer Discretionary		546,994

Industrials - 8.5%
Marubeni Corp.	18,000	101,767
Deutsche Lufthansa AG	5,204	95,679
SembCorp Marine Ltd.	30,000	89,658
Amada Company Ltd.	13,000	89,070

Total Industrials		376,174

Consumer Staples - 8.1%
Koninklijke Ahold N.V.	10,277	138,549
Marine Harvest ASA	133,940	116,731
Imperial Tobacco Group plc	3,568	106,331

Total Consumer Staples		361,611

Materials - 6.7%
Exxaro Resources Ltd.	9,095	157,139
Osisko Mining Corp.*,1	9,900	140,961

Total Materials		298,100

Energy - 6.7%
CNOOC Ltd.	102,000	197,719
Royal Dutch Shell plc — Class A1	3,244	97,643

Total Energy		295,362

Health Care - 4.6%
Fresenius Medical Care AG & Co.
KGaA[1]	3,283	202,790
Telecommunication Services - 4.2%
Koninklijke KPN N.V.	6,217	96,165
Deutsche Telekom AG	6,661	91,135

Total Telecommunication Services		187,300

TOTAL COMMON STOCKS
(Cost $3,643,915)		4,134,034

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,2 - 14.7%
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	$132,683	$132,683
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	132,683	132,683
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	132,683	132,683
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	132,683	132,683
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	119,863	119,863

TOTAL REPURCHASE AGREEMENTS
(Cost $650,595)		650,595

Total Long Securities - 107.8%
(Cost $4,294,510)		$4,784,629

	Shares	Value
COMMON STOCKS SOLD SHORT† - (30.3)%
Health Care - (2.7)%
William Demant Holding AS *	1,607	$(118,588)

Consumer Staples - (3.6)%
Kao Corp.	6,500	(158,364)

Energy - (6.7)%
Showa Shell Sekiyu KK	18,000	(137,557)
Neste Oil OYJ	10,325	(161,326)

		(298,883)

Financials - (7.2)%
Insurance Australia Group Ltd.	28,793	(101,277)
Banco de Sabadell S.A.	21,376	(107,077)
Bankinter S.A.	15,915	(110,599)

		(318,953)

Information Technology - (10.1)%
STMicroelectronics N.V.	5,400	(41,202)
LSI Corp. *	9,700	(44,232)
Intersil Corp.	4,200	(49,098)
Solarworld AG	6,897	(86,512)
Foxconn International Holdings
Ltd. *	126,105	(92,642)
Semiconductor Manufacturing
International Corp. *	1,877,000	(135,473)

		(449,159)

TOTAL COMMON STOCKS SOLD SHORT
(proceeds $1,215,737)		$(1,343,947)

Schedule of Investments	Alternatives Funds
September 30, 2010 (unaudited)	International Long Short Select Fund

Cash & Other Assets, Less Liabilities - 22.5%	997,840

Total Net Assets - 100.0%	$4,438,522

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	All or a portion of this security is pledged as short security collateral at September 30, 2010.

[2]	Repurchase Agreements - See Note –2.

plc	Public Limited Company

Schedule of Investments	Sector Funds
September 30, 2010	Internet Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5%
Information Technology - 78.4%
Google, Inc. — Class A*	2,882	$1,515,327
Cisco Systems, Inc.*	56,815	1,244,248
QUALCOMM, Inc.	24,245	1,093,934
Baidu, Inc. ADR*	8,052	826,296
eBay, Inc.*	27,777	677,759
Research In Motion Ltd.*	10,756	523,710
Juniper Networks, Inc.*	16,419	498,317
Yahoo!, Inc.*	33,885	480,150
Broadcom Corp. — Class A	13,537	479,074
Intuit, Inc.*	10,388	455,098
Symantec Corp.*	26,330	399,426
F5 Networks, Inc.*	3,801	394,582
McAfee, Inc.*	7,920	374,299
Red Hat, Inc.*	8,756	358,996
Akamai Technologies, Inc.*	6,979	350,206
Check Point Software Technologies Ltd.*	9,250	341,603
BMC Software, Inc.*	7,920	320,602
Netease.com ADR*	7,540	297,378
VeriSign, Inc.*	8,973	284,803
Equinix, Inc.*	2,502	256,080
TIBCO Software, Inc.*	13,520	239,845
Rackspace Hosting, Inc.*	9,132	237,249
Sina Corp.*	4,553	230,291
Open Text Corp.*	4,365	205,330
IAC/InterActiveCorp.*	7,779	204,354
AOL, Inc.*	7,775	192,431
WebMD Health Corp. — Class A*	3,819	190,454
OpenTable, Inc.*	2,340	159,307
Digital River, Inc.*	4,387	149,333
Monster Worldwide, Inc.*	11,085	143,662
Ciena Corp.*	9,170	142,777
VistaPrint N.V.*	3,333	128,820
GSI Commerce, Inc.*	5,067	125,155

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Information Technology - 78.4% (continued)
SAVVIS, Inc.*	5,865	$123,634
ValueClick, Inc.*	9,282	121,409
Earthlink, Inc.	12,968	117,879
Websense, Inc.*	5,245	93,046
Constant Contact, Inc.*	4,039	86,556
j2 Global Communications, Inc.*	3,182	75,700

Total Information Technology		14,139,120

Consumer Discretionary - 18.8%
Amazon.com, Inc.*	6,820	1,071,149
Time Warner, Inc.	21,119	647,298
Priceline.com, Inc.*	1,780	620,045
Expedia, Inc.	13,552	382,302
NetFlix, Inc.*	2,314	375,238
Blue Nile, Inc.*	1,947	86,622
NutriSystem, Inc.	4,192	80,654
PetMed Express, Inc.	4,136	72,380
Overstock.com, Inc.*	3,720	58,479

Total Consumer Discretionary		3,394,167

Telecommunication Services - 2.3%
Qwest Communications
International, Inc.	64,590	404,979

TOTAL COMMON STOCKS
(Cost $13,694,567)		17,938,266

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	97,675	97,675

TOTAL REPURCHASE AGREEMENT
(Cost $97,675)		97,675

Total Investments - 100.0%
(Cost $13,792,242)		$18,035,941
Liabilities, Less Cash & Other Assets - 0.0%		(6,626)

Total Net Assets - 100.0%		$18,029,315

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

Schedule of Investments	Dynamic Funds
September 30, 2010	Inverse Dow 2x Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 22.7%
Federal Home Loan Bank[1]
0.11% due 10/04/10	$1,000,000	$999,991
Farmer Mac[1]
0.14% due 10/05/10	1,000,000	999,984
Federal Farm Credit Bank[1]
0.13% due 10/06/10	1,000,000	999,982
Freddie Mac[2]
0.13% due 10/13/10	1,000,000	999,957

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $3,999,914)		3,999,914

REPURCHASE AGREEMENTS††,3 - 61.9%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10[4]	5,294,906	5,294,906
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	1,405,204	1,405,204
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	1,405,204	1,405,204
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	1,405,204	1,405,204
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	1,405,204	1,405,204

TOTAL REPURCHASE AGREEMENTS
(Cost $10,915,722)		10,915,722

Total Investments - 84.6%
(Cost $14,915,636)		$14,915,636
Cash & Other Assets, Less Liabilities - 15.4%		2,721,329

Total Net Assets - 100.0%		$17,636,965

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2010 Dow Jones
Industrial Average Index Mini
Futures Contracts
(Aggregate Market Value of
Contracts $4,986,660)	93	$2,734

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
October 2010 Dow Jones
Industrial Average Index Swap,
Terminating 10/29/10[5]
(Notional Market Value
$20,774,339)	1,926	$90,921
Morgan Stanley Capital Services,
Inc.
October 2010 Dow Jones
Industrial Average Index Swap,
Terminating 10/26/10[5]
(Notional Market Value
$3,876,345)	359	7,811
Goldman Sachs International
October 2010 Dow Jones
Industrial Average Index Swap,
Terminating 10/27/10[5]
(Notional Market Value
$5,638,619)	523	3,313

(Total Notional Market Value
$30,289,303)		$102,045

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements - See Note –2.

[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[5]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

Schedule of Investments	Fixed Income Funds
September 30, 2010	Inverse Government Long Bond Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 31.3%
Farmer Mac[1]
0.14% due 10/05/10	$1,000,000	$999,984
Federal Farm Credit Bank[1]
0.13% due 10/06/10	1,000,000	999,982
Freddie Mac[2]
0.13% due 10/13/10	1,000,000	999,957
Federal Home Loan Bank[1]
0.17% due 01/10/11	1,000,000	999,579

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $3,999,446)		3,999,502

WORLD BANK DISCOUNT NOTE†† - 15.6%
World Bank
0.20% due 01/05/11	2,000,000	1,999,200

TOTAL WORLD BANK DISCOUNT NOTE
(Cost $1,998,934)		1,999,200

REPURCHASE AGREEMENTS†† - 302.3%
Joint Repurchase Agreements[3]
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	3,609,932	3,609,932
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	3,609,932	3,609,932
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	3,609,932	3,609,932
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	3,609,932	3,609,932
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	3,261,072	3,261,072
Individual Repurchase Agreement[4]
Barclays Capital
issued 09/30/10 at 0.08%
due 10/01/10 (Secured by a U.S.
Treasury Bond, at a rate of
3.88% and maturing 08/15/40
as collateral, with a market value
of $21,346,775) to be
repurchased at
$20,937,782	20,937,735	20,937,735

TOTAL REPURCHASE AGREEMENTS
(Cost $38,638,535)		38,638,535

Total Long Securities - 349.2%
(Cost $44,636,915)		$44,637,237

	Face	Market
	Amount	Value
U.S. GOVERNMENT SECURITIES SOLD SHORT† - (82.1%)
U.S. Treasury Bond
3.88% due 08/15/40	$10,152,000	$10,494,630

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $10,652,939)		10,494,630

Liabilities, Less Cash & Other Assets - (167.1)%		(21,362,050)

Total Net Assets - 100.0%		$12,780,557

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2010 Ultra Long-Term
U.S. Treasury Bond Futures
Contracts
(Aggregate Market Value of
Contracts $2,541,938)	18	$41,121

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements - See Note –2.

[4]	All or portion of this security is pledged as short security collateral at September 30, 2010.

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Inverse Mid-Cap Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 88.8%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10[2]	$1,103,501	$1,103,501
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	875,571	875,571
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	875,571	875,571
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	875,571	875,571
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	875,571	875,571

TOTAL REPURCHASE AGREEMENTS
(Cost $4,605,785)		4,605,785

Total Investments - 88.8%
(Cost $4,605,785)		$4,605,785
Cash & Other Assets, Less Liabilities - 11.2%		581,480

Total Net Assets - 100.0%		$5,187,265

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2010 S&P MidCap 400
Index Mini Futures Contracts
(Aggregate Market Value of
Contracts $79,960)	1	$13

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
October 2010 S&P MidCap 400
Index Swap, Terminating
10/29/10[3]
(Notional Market Value
$1,047,160)	1,306	$(1,598)
Goldman Sachs International
November 2010 S&P MidCap
400 Index Swap, Terminating
10/27/10[3]
(Notional Market Value
$353,778)	441	(3,820)
Morgan Stanley Capital Services,
Inc.
October 2010 S&P MidCap 400
Index Swap, Terminating
10/26/10[3]
(Notional Market Value
$3,723,014)	4,642	(36,853)

(Total Notional Market Value
$5,123,952)		$(42,271)

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Inverse NASDAQ-100® Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS ††,1 - 76.9%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10[2]	$2,712,286	$2,712,286
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	1,910,280	1,910,280
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	1,910,280	1,910,280
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	1,910,280	1,910,280
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	1,910,280	1,910,280

TOTAL REPURCHASE AGREEMENTS
(Cost $10,353,406)		10,353,406

Total Investments - 76.9%
(Cost $10,353,406)		$10,353,406
Cash & Other Assets, Less Liabilities - 23.1%		3,104,723

Total Net Assets - 100.0%		$13,458,129

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2010 NASDAQ-100
Index Mini Futures Contracts
(Aggregate Market Value of
Contracts $1,078,245)	27	$544

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services,
Inc.
October 2010 NASDAQ - 100
Index Swap,
Terminating 10/26/10[3]
(Notional Market Value
$7,110,416)	3,559	$46,079
Goldman Sachs International
October 2010 NASDAQ - 100
Index Swap,
Terminating 10/27/10[3]
(Notional Market Value
$3,999,738)	2,002	27,056
Credit Suisse Capital, LLC
October 2010 NASDAQ - 100
Index Swap,
Terminating 10/29/10[3]
(Notional Market Value
$1,277,092)	639	2,911

(Total Notional Market Value
$12,387,246)		$76,046

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on NASDAQ - 100 Index +/- financing at a variable rate.

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Inverse Russell 2000® Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 39.1%
Federal Home Loan Bank[1]
0.11% due 10/04/10	$1,000,000	$999,991
Farmer Mac[1]
0.14% due 10/05/10	1,000,000	999,984
Federal Farm Credit Bank[1]
0.13% due 10/06/10	1,000,000	999,982
Freddie Mac[2]
0.13% due 10/13/10	1,000,000	999,957

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $3,999,914)		3,999,914

REPURCHASE AGREEMENTS††,3 - 49.6%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10[4]	2,150,168	2,150,168
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	731,153	731,153
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	731,153	731,153
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	731,153	731,153
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	731,153	731,153

TOTAL REPURCHASE AGREEMENTS
(Cost $5,074,780)		5,074,780

Total Investments - 88.7%
(Cost $9,074,694)		$9,074,694
Cash & Other Assets, Less Liabilities - 11.3%		1,158,597

Total Net Assets - 100.0%		$10,233,291

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
December 2010 Russell 2000
Index Mini Futures Contracts
(Aggregate Market Value of
Contracts $2,085,370)	31	$(16,419)

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
October 2010 Russell 2000
Index Swap, Terminating
10/29/10[5]
(Notional Market Value
$3,417,076)	5,054	$7,205
Morgan Stanley Capital Services,
Inc.
October 2010 Russell 2000
Index Swap, Terminating
10/26/10[5]
(Notional Market Value
$1,965,837)	2,907	(23,994)
Goldman Sachs International
October 2010 Russell 2000
Index Swap, Terminating
10/27/10[5]
(Notional Market Value
$2,747,685)	4,064	(33,274)

(Total Notional Market Value
$8,130,598)		$(50,063)

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements - See Note –2.

[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Inverse S&P 500 Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 37.2%
Farmer Mac[1]
0.14% due 10/05/10	$5,000,000	$4,999,922
Federal Farm Credit Bank[1]
0.13% due 10/06/10	3,000,000	2,999,946
Freddie Mac[2]
0.13% due 10/13/10	3,000,000	2,999,870
Federal Home Loan Bank[1]
0.17% due 01/10/11	2,000,000	1,999,158

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $12,998,784)		12,998,896

WORLD BANK DISCOUNT NOTE†† - 5.7%
World Bank Discount Note
0.20% due 01/05/11	2,000,000	1,999,200

TOTAL WORLD BANK DISCOUNT NOTE
(Cost $1,998,934)		1,999,200

REPURCHASE AGREEMENTS††,3 - 47.6%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10[4]	7,362,015	7,362,015
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	2,317,044	2,317,044
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	2,317,044	2,317,044
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	2,317,044	2,317,044
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	2,317,044	2,317,044

TOTAL REPURCHASE AGREEMENTS
(Cost $16,630,191)		16,630,191

Total Investments - 90.5%
(Cost $31,627,909)		$31,628,287
Cash & Other Assets, Less Liabilities - 9.5%		3,307,746

Total Net Assets - 100.0%		$34,936,033

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
December 2010 S&P 500 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $2,726,400)	48	$(28,387)

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
October 2010 S&P 500 Index
Swap, Terminating 10/29/10[5]
(Notional Market Value
$17,168,686)	15,044	$43,165
Goldman Sachs International
October 2010 S&P 500 Index
Swap, Terminating 10/27/10[5]
(Notional Market Value
$12,258,315)	10,742	6,736
Morgan Stanley Capital Services,
Inc.
October 2010 S&P 500 Index
Swap, Terminating 10/26/10[5]
(Notional Market Value
$2,742,543)	2,403	1,490

(Total Notional Market Value
$32,169,544)		$51,391

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements - See Note –2.

[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010. [5] Total Return based on S&P 500 Index +/- financing at a variable rate.

[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

Schedule of Investments	International Equity Funds
September 30, 2010	Japan 2x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 73.6%
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	$718,349	$718,349
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	718,349	718,349
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	718,349	718,349
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	718,349	718,349
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	648,931	648,931

TOTAL REPURCHASE AGREEMENTS
(Cost $3,522,327)		3,522,327

Total Investments - 73.6%
(Cost $3,522,327)		$3,522,327
Cash & Other Assets, Less Liabilities - 26.4%		1,260,343

Total Net Assets - 100.0%		$4,782,670

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
December 2010 Nikkei-225 Stock
Average Index Futures Contracts
(Aggregate Market Value of
Contracts $9,502,275)	201	$257,449

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2010 Japanese Yen
Currency Futures Contracts
(Aggregate Market Value of
Contracts $9,740,250)	65	142,815

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

Schedule of Investments	Sector Funds
September 30, 2010	Leisure Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.6%
Consumer Discretionary - 95.3%
McDonald’s Corp.	6,747	$502,719
Walt Disney Co.	12,797	423,709
Comcast Corp. — Class A	20,922	378,270
DIRECTV — Class A*	8,601	358,060
Carnival Corp.	8,422	321,805
News Corp. — Class A*	23,878	311,847
Time Warner, Inc.	10,054	308,155
Las Vegas Sands Corp.*	8,523	297,027
Yum! Brands, Inc.	5,709	262,957
Viacom, Inc. — Class B	7,104	257,094
Time Warner Cable, Inc. — Class A	4,347	234,694
Starbucks Corp.	8,876	227,048
Marriott International, Inc. — Class A	5,506	197,280
Discovery Communications, Inc. —Class A*	4,416	192,317
McGraw-Hill Companies, Inc.	5,643	186,558
CBS Corp. — Class B	11,540	183,024
Starwood Hotels & Resorts Worldwide, Inc.	3,425	179,984
Wynn Resorts Ltd.	2,068	179,440
Virgin Media, Inc.	7,448	171,453
Liberty Global, Inc. — Class A*	5,331	164,248
Mattel, Inc.	6,888	161,592
Cablevision Systems Corp. — Class A	5,950	155,830
Scripps Networks Interactive, Inc. — Class A	3,269	155,539
DISH Network Corp. — Class A	7,875	150,885
Royal Caribbean Cruises Ltd.*	4,594	144,849
Harley-Davidson, Inc.	5,041	143,366
Thomson Reuters Corp.	3,804	142,764
Hasbro, Inc.	3,156	140,474
Liberty Media Corp.- Capital*	2,586	134,627
Chipotle Mexican Grill, Inc. — Class A *	782	134,504
Darden Restaurants, Inc.	3,063	131,035
Wyndham Worldwide Corp.	4,691	128,862
MGM Resorts International*	10,424	117,583
Ctrip.com International Ltd. ADR*	2,410	115,077
Burger King Holdings, Inc.	4,697	112,164
Liberty Media Corp. - Starz*	1,706	110,685
DreamWorks Animation SKG, Inc. — Class A*	3,157	100,740
International Game Technology	6,904	99,763
Washington Post Co. — Class B	249	99,453
Panera Bread Co. — Class A*	1,066	94,458
Grupo Televisa S.A. ADR	4,902	92,746
Melco Crown Entertainment Ltd. — Class Participation Certificate ADR*	17,770	90,449
Tim Hortons, Inc.	2,460	89,569
Penn National Gaming, Inc.*	2,982	88,297
Choice Hotels International, Inc.	2,281	83,165
Brinker International, Inc.	4,384	82,682

		Market
	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer Discretionary - 95.3% (continued)
Polaris Industries, Inc.	1,250	$81,375
Gannett Company, Inc.	6,560	80,229
Cinemark Holdings, Inc.	4,593	73,947
WMS Industries, Inc.*	1,939	73,818
Regal Entertainment Group — Class A	5,579	73,196
Life Time Fitness, Inc.*	1,847	72,901
Bally Technologies, Inc.*	2,060	71,997
Central European Media Enterprises Ltd. — Class A*	2,864	71,457
Cheesecake Factory, Inc.*	2,638	69,828
Gaylord Entertainment Co.*	2,244	68,442
Valassis Communications, Inc.*	1,989	67,407
Meredith Corp.	1,925	64,122
Live Nation Entertainment, Inc.*	6,462	63,845
Vail Resorts, Inc.*	1,643	61,645
Madison Square Garden, Inc. — Class A*	2,919	61,532
Cracker Barrel Old Country Store, Inc.	1,172	59,491
Jack in the Box, Inc.*	2,755	59,067
Brunswick Corp.	3,874	58,962
Imax Corp.*	3,488	58,808
PF Chang’s China Bistro, Inc.	1,219	56,318
Texas Roadhouse, Inc. — Class A*	3,940	55,396
Ameristar Casinos, Inc.	3,108	54,235
Eastman Kodak Co.*	12,331	51,790
Pool Corp.	2,520	50,576
New York Times Co. — Class A*	6,526	50,511

Total Consumer Discretionary		10,049,742

Information Technology - 4.3%
Activision Blizzard, Inc.	17,815	192,759
Electronic Arts, Inc.*	7,705	126,593
Perfect World Company Ltd. ADR*	2,858	73,336
Shanda Interactive Entertainment Ltd. ADR*	1,600	62,640

Total Information Technology		455,328

TOTAL COMMON STOCKS
(Cost $7,745,850)		10,505,070

WARRANT†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	311	16

TOTAL WARRANT
(Cost $–)		16

Schedule of Investments	Sector Funds
September 30, 2010	Leisure Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT ††,1 -0.3%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$32,491	$32,491

TOTAL REPURCHASE AGREEMENT

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.3% (continued)
(Cost $32,491)		$32,491

Total Investments - 99.9%
(Cost $7,778,341)		$10,537,577
Cash & Other Assets, Less Liabilities - 0.1%		11,675

Total Net Assets - 100.0%		$10,549,252

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Managed Futures Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 30.0%
Federal Home Loan Bank[1] 0.17% due 01/10/11	$2,000,000	$1,999,158
Farmer Mac[1] 0.14% due 10/05/10	1,000,000	999,984
Federal Farm Credit Bank[1] 0.13% due 10/06/10	1,000,000	999,982
Freddie Mac[2] 0.13% due 10/13/10	1,000,000	999,957

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $4,998,969)		4,999,081

WORLD BANK DISCOUNT NOTE†† - 12.0%
World Bank 0.20% due 01/05/11	2,000,000	1,999,200

TOTAL WORLD BANK DISCOUNT NOTE
(Cost $1,998,933)		1,999,200

REPURCHASE AGREEMENTS††,3 - 54.8%
UBS Financial Services, Inc. issued 09/30/10 at 0.24% due 10/01/10	1,861,563	1,861,563
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	1,861,563	1,861,563
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	1,861,563	1,861,563
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	1,861,563	1,861,563
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	1,681,663	1,681,663

TOTAL REPURCHASE AGREEMENTS
(Cost $9,127,915)		9,127,915

Total Investments - 96.8%
(Cost $16,125,817)		$16,126,196
Cash & Other Assets, Less Liabilities - 3.2%		529,523

Total Net Assets - 100.0%		$16,655,719

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2010 Corn Futures Contracts (Aggregate Market Value of Contracts $892,350)	36	$148,601
November 2010 Soybean Futures Contracts (Aggregate Market Value of Contracts $1,162,087)	21	84,019
December 2010 Copper Futures Contracts (Aggregate Market Value of Contracts $1,098,000)	12	73,391
December 2010 Silver Futures Contracts (Aggregate Market Value of Contracts $435,700)	4	38,969

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
December 2010 Gold 100 Oz Futures Contracts (Aggregate Market Value of Contracts $786,180)	6	$36,672
December 2010 Cotton #2 Futures Contracts (Aggregate Market Value of Contracts $254,800)	5	31,382
December 2010 Coffee Futures Contracts (Aggregate Market Value of Contracts $342,937)	5	22,446
December 2010 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $637,600)	16	15,664
March 2011 Sugar #11 Futures Contracts (Aggregate Market Value of Contracts $237,989)	9	(500)
December 2010 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $419,300)	14	(6,135)
December 2010 Wheat Futures Contracts (Aggregate Market Value of Contracts $539,200)	16	(63,337)

(Total Aggregate Market Value of Contracts $6,806,143)		$381,172

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2010 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $2,547,450)	17	28,416
December 2010 Australian Dollar Futures Contracts (Aggregate Market Value of Contracts $478,950)	5	25,939
December 2010 British Pound Currency Futures Contracts (Aggregate Market Value of Contracts $1,079,513)	11	18,192
December 2010 Swiss Franc Futures Contracts (Aggregate Market Value of Contracts $381,938)	3	13,286

(Total Aggregate Market Value of Contracts $4,487,851)		$85,833

FUTURES CONTRACTS PURCHASED†
December 2010 U.S. 10 Year Note Futures Contracts (Aggregate Market Value of Contracts $1,638,609)	13	17,907

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Managed Futures Strategy Fund

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED† (continued)
December 2010 U.S. Long Bond Futures Contracts (Aggregate Market Value of Contracts $1,604,250)	12	$11,045

(Total Aggregate Market Value of Contracts $3,242,859)		$28,952

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2010 Canadian Dollar Futures Contracts (Aggregate Market Value of Contracts $194,020)	2	(1,986)

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT† (continued)
December 2010 EURO Currency Futures Contracts (Aggregate Market Value of Contracts $2,895,312)	17	$(159,418)

(Total Aggregate Market Value of Contracts $3,089,332)		$(161,404)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2010 Cocoa Futures Contracts (Aggregate Market Value of Contracts $226,640)	8	(5,975)

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements - See Note –2.

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Mid-Cap 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 62.1%
Financials - 12.4%
New York Community Bancorp, Inc.	3,270	$53,138
Macerich Co.	980	42,091
Federal Realty Investment Trust	459	37,482
SL Green Realty Corp.	590	37,365
Everest Re Group Ltd.	420	36,317
Nationwide Health Properties, Inc.	930	35,963
AMB Property Corp.	1,260	33,352
Rayonier, Inc.	600	30,072
Affiliated Managers Group, Inc.*	380	29,644
MSCI, Inc. — Class A*	880	29,225
Alexandria Real Estate Equities, Inc.	410	28,700
UDR, Inc.	1,350	28,512
Realty Income Corp.	820	27,650
Jones Lang LaSalle, Inc.	320	27,606
Liberty Property Trust	850	27,115
Old Republic International Corp.	1,940	26,869
Fidelity National Financial, Inc. — Class A	1,710	26,864
Reinsurance Group of America, Inc. — Class A	550	26,560
Eaton Vance Corp.	890	25,846
WR Berkley Corp.	937	25,365
Essex Property Trust, Inc.	230	25,171
Cullen	460	24,780
Transatlantic Holdings, Inc.	480	24,394
Regency Centers Corp.	610	24,077
Camden Property Trust	500	23,985
HCC Insurance Holdings, Inc.	869	22,672
Senior Housing Properties Trust	960	22,560
Duke Realty Corp.	1,890	21,905
SEI Investments Co.	1,060	21,560
Jefferies Group, Inc.	930	21,102
Commerce Bancshares, Inc.	560	21,050
Arthur J Gallagher & Co.	789	20,806
Hospitality Properties Trust	930	20,767
BRE Properties, Inc.	480	19,920
Mack-Cali Realty Corp.	600	19,626
Raymond James Financial, Inc.	750	18,998
Weingarten Realty Investors	870	18,983
City National Corp.	350	18,575
First Niagara Financial Group, Inc.	1,570	18,291
American Financial Group, Inc.	590	18,042
Brown & Brown, Inc.	880	17,767
Highwoods Properties, Inc.	540	17,534
Waddell & Reed Financial, Inc. — Class A	640	17,510
Associated Banc-Corp.	1,300	17,147
Corporate Office Properties Trust	449	16,752
Bank of Hawaii Corp.	360	16,171
Hanover Insurance Group, Inc.	340	15,980
Omega Healthcare Investors, Inc.	710	15,940
Valley National Bancorp	1,210	15,609
TCF Financial Corp.	950	15,381
Greenhill & Company, Inc.	190	15,071
FirstMerit Corp.	820	15,022
Apollo Investment Corp.	1,460	14,936

		Market
	Shares	Value
COMMON STOCKS† - 62.1% (continued)
Financials - 12.4% (continued)
Synovus Financial Corp.	5,900	$14,514
Protective Life Corp.	640	13,926
SVB Financial Group*	320	13,542
Fulton Financial Corp.	1,490	13,499
StanCorp Financial Group, Inc.	350	13,300
Washington Federal, Inc.	840	12,818
Westamerica Bancorporation	220	11,988
First American Financial Corp.	780	11,653
Prosperity Bancshares, Inc.	350	11,365
Mercury General Corp.	270	11,035
Potlatch Corp.	300	10,200
NewAlliance Bancshares, Inc.	790	9,970
Trustmark Corp.	430	9,348
Unitrin, Inc.	379	9,244
Webster Financial Corp.	500	8,780
Astoria Financial Corp.	620	8,451
BancorpSouth, Inc.	549	7,785
Cathay General Bancorp	590	7,015
International Bancshares Corp.	400	6,756
Wilmington Trust Corp.	690	6,196
Cousins Properties, Inc.	774	5,526
PacWest Bancorp	240	4,574
Equity One, Inc.	266	4,490

Total Financials		1,499,795

Information Technology - 9.9%
F5 Networks, Inc.*	600	62,286
Cree, Inc.*	810	43,975
Lam Research Corp.*	930	38,921
Rovi Corp.*	770	38,816
Equinix, Inc.*	340	34,799
Hewitt Associates, Inc. — Class A*	690	34,797
Trimble Navigation Ltd.*	900	31,536
Avnet, Inc.*	1,140	30,791
ANSYS, Inc.*	680	28,730
Factset Research Systems, Inc.	350	28,395
Synopsys, Inc.*	1,120	27,742
Skyworks Solutions, Inc.*	1,340	27,711
Atmel Corp.*	3,470	27,621
Informatica Corp.*	699	26,849
Alliance Data Systems Corp.*	400	26,104
Global Payments, Inc.	600	25,734
MICROS Systems, Inc.*	600	25,398
Arrow Electronics, Inc.*	890	23,790
Solera Holdings, Inc.	530	23,405
Lender Processing Services, Inc.	700	23,261
TIBCO Software, Inc.*	1,230	21,820
Broadridge Financial Solutions, Inc.	950	21,726
Ingram Micro, Inc. — Class A*	1,180	19,895
AOL, Inc.*	800	19,800
Rackspace Hosting, Inc.*	720	18,706
Itron, Inc.*	300	18,369
Polycom, Inc.*	640	17,459
Parametric Technology Corp.*	870	17,000
CommScope, Inc.*	710	16,855
ADTRAN, Inc.	470	16,591
Jack Henry & Associates, Inc.	650	16,575
NCR Corp.*	1,209	16,479

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Mid-Cap 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 62.1% (continued)
Information Technology - 9.9% (continued)
Gartner, Inc.*	520	$15,309
Cadence Design Systems, Inc.*	2,000	15,260
Diebold, Inc.	490	15,234
CoreLogic, Inc.	780	14,945
Zebra Technologies Corp. — Class A*	430	14,465
National Instruments Corp.	440	14,370
Tech Data Corp.*	350	14,105
NeuStar, Inc. — Class A*	560	13,922
Vishay Intertechnology, Inc.*	1,400	13,552
RF Micro Devices, Inc.*	2,049	12,581
Silicon Laboratories, Inc.*	340	12,461
Plantronics, Inc.	360	12,161
DST Systems, Inc.	270	12,107
Quest Software, Inc.*	460	11,311
International Rectifier Corp.*	530	11,178
Ciena Corp.*	700	10,899
Intersil Corp. — Class A	930	10,872
Digital River, Inc.*	300	10,212
Convergys Corp.*	930	9,718
Acxiom Corp.*	600	9,516
Semtech Corp.*	470	9,489
ADC Telecommunications, Inc.*	730	9,249
Fairchild Semiconductor International, Inc. — Class A*	940	8,836
Mentor Graphics Corp.*	820	8,667
ValueClick, Inc.*	610	7,979
Fair Isaac Corp.	310	7,645
Integrated Device Technology, Inc.*	1,190	6,962
Mantech International Corp. — Class A*	169	6,692
SRA International, Inc. — Class A*	320	6,310
Advent Software, Inc.*	120	6,263
ACI Worldwide, Inc.*	250	5,597

Total Information Technology		1,189,803

Industrials - 9.4%
Joy Global, Inc.	780	54,850
Bucyrus International, Inc. — Class A	610	42,304
AMETEK, Inc.	800	38,216
Manpower, Inc.	620	32,364
KBR, Inc.	1,170	28,829
Kansas City Southern*	770	28,806
AGCO Corp.*	699	27,268
Donaldson Company, Inc.	570	26,864
Pentair, Inc.	740	24,886
SPX Corp.	380	24,046
URS Corp.*	630	23,927
BE Aerospace, Inc.*	769	23,308
J.B. Hunt Transport Services, Inc.	670	23,249
Timken Co.	600	23,016
Waste Connections, Inc.*	580	23,003
Hubbell, Inc. — Class B	450	22,838
IDEX Corp.	609	21,626
Shaw Group, Inc.*	630	21,143
Aecom Technology Corp.*	870	21,106
Gardner Denver, Inc.	390	20,935

		Market
	Shares	Value
COMMON STOCKS† - 62.1% (continued)
Industrials - 9.4% (continued)
Corrections Corporation of America*	830	$20,484
Nordson Corp.	260	19,159
Kennametal, Inc.	619	19,146
Alliant Techsystems, Inc.*	250	18,850
Terex Corp.*	820	18,794
Oshkosh Corp.*	680	18,700
Lincoln Electric Holdings, Inc.	320	18,502
MSC Industrial Direct Co. — Class A	330	17,833
Wabtec Corp.	360	17,204
Copart, Inc.*	520	17,144
Regal-Beloit Corp.	290	17,020
Towers Watson & Co. — Class A	340	16,721
Kirby Corp.*	409	16,385
Thomas & Betts Corp.*	390	15,998
Harsco Corp.	600	14,748
Acuity Brands, Inc.	330	14,599
Landstar System, Inc.	370	14,289
Graco, Inc.	450	14,279
Woodward Governor Co.	439	14,232
Lennox International, Inc.	340	14,175
Baldor Electric Co.	350	14,140
Alaska Air Group, Inc.*	270	13,778
Carlisle Companies, Inc.	460	13,777
Trinity Industries, Inc.	600	13,362
Crane Co.	350	13,279
Con-way, Inc.	410	12,706
FTI Consulting, Inc.*	350	12,142
Valmont Industries, Inc.	160	11,584
Clean Harbors, Inc.*	170	11,518
Alexander & Baldwin, Inc.	310	10,800
GATX Corp.	349	10,233
JetBlue Airways Corp.*	1,510	10,102
HNI Corp.	340	9,778
Herman Miller, Inc.	430	8,462
Corporate Executive Board Co.	260	8,206
Rollins, Inc.	350	8,183
Brink’s Co.	350	8,050
AirTran Holdings, Inc.*	1,019	7,490
Deluxe Corp.	390	7,461
Werner Enterprises, Inc.	330	6,762
United Rentals, Inc.*	450	6,678
Mine Safety Appliances Co.	230	6,233
Granite Construction, Inc.	260	5,912
Korn/Ferry International*	349	5,772
Navigant Consulting, Inc.*	379	4,408

Total Industrials		1,131,662

Consumer Discretionary - 8.8%
NetFlix, Inc.*	330	53,513
Dollar Tree, Inc.*	950	46,322
BorgWarner, Inc.*	860	45,253
Chipotle Mexican Grill, Inc. — Class A*	230	39,560
Advance Auto Parts, Inc.	630	36,968
PetSmart, Inc.	890	31,150
Phillips-Van Heusen Corp.	500	30,080
Williams-Sonoma, Inc.	810	25,677

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Mid-Cap 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 62.1% (continued)
Consumer Discretionary - 8.8% (continued)
NVR, Inc.*	39	$25,254
LKQ Corp.*	1,080	22,464
Mohawk Industries, Inc.*	420	22,386
American Eagle Outfitters, Inc.	1,470	21,991
Tractor Supply Co.	550	21,813
Fossil, Inc.*	400	21,516
Tupperware Brands Corp.	470	21,507
Toll Brothers, Inc.*	1,080	20,542
Gentex Corp.	1,050	20,485
Panera Bread Co. — Class A*	230	20,380
Guess?, Inc.	479	19,462
Hanesbrands, Inc.*	720	18,619
Dick’s Sporting Goods, Inc.*	660	18,506
Sotheby’s	500	18,410
DreamWorks Animation SKG, Inc. — Class A*	564	17,997
Strayer Education, Inc.	100	17,450
Foot Locker, Inc.	1,170	17,000
Warnaco Group, Inc.*	330	16,873
WMS Industries, Inc.*	440	16,751
Service Corporation International	1,940	16,723
Burger King Holdings, Inc.	690	16,477
J Crew Group, Inc.*	479	16,104
Aeropostale, Inc.*	690	16,043
ITT Educational Services, Inc.*	210	14,757
Brinker International, Inc.	760	14,334
Bally Technologies, Inc.*	410	14,330
Chico’s FAS, Inc.	1,350	14,202
Lamar Advertising Co. — Class A*	430	13,683
John Wiley & Sons, Inc. — Class A	330	13,484
Dress Barn, Inc.*	520	12,350
Life Time Fitness, Inc.*	310	12,236
Cheesecake Factory, Inc.*	450	11,911
Under Armour, Inc. — Class A*	260	11,710
Rent-A-Center, Inc. — Class A	499	11,168
Wendy’s — Class A	2,420	10,963
Aaron’s, Inc.	593	10,941
Career Education Corp.*	490	10,520
Saks, Inc.*	1,210	10,406
Thor Industries, Inc.	290	9,686
AnnTaylor Stores Corp.*	439	8,885
Regis Corp.	429	8,207
MDC Holdings, Inc.	280	8,128
Matthews International Corp. — Class A	220	7,779
Collective Brands, Inc.*	480	7,747
99 Cents Only Stores*	350	6,608
Bob Evans Farms, Inc.	230	6,456
KB Home	540	6,118
International Speedway Corp. — Class A	249	6,076
Timberland Co. — Class A*	300	5,943
Ryland Group, Inc.	327	5,860
Scholastic Corp.	209	5,814
American Greetings Corp. — Class A	300	5,577
Barnes & Noble, Inc.	290	4,701

		Market
	Shares	Value
COMMON STOCKS† - 62.1% (continued)
Consumer Discretionary - 8.8% (continued)
Corinthian Colleges, Inc.*	660	$4,633
Scientific Games Corp. — Class A*	470	4,559
Harte-Hanks, Inc.	290	3,384
Boyd Gaming Corp.*	420	3,045
Coldwater Creek, Inc.*	450	2,372

Total Consumer Discretionary		1,061,849

Health Care - 7.1%
Edwards Lifesciences Corp.*	850	56,993
Vertex Pharmaceuticals, Inc.*	1,520	52,546
Henry Schein, Inc.*	690	40,420
Perrigo Co.	620	39,816
ResMed, Inc.*	1,140	37,403
Hologic, Inc.*	1,950	31,220
Mettler-Toledo International, Inc.*	250	31,110
Endo Pharmaceuticals Holdings, Inc.*	870	28,919
Universal Health Services, Inc. — Class B	730	28,368
IDEXX Laboratories, Inc.*	430	26,540
Beckman Coulter, Inc.	520	25,371
Covance, Inc.*	490	22,927
Allscripts Healthcare Solutions, Inc.*	1,230	22,718
Pharmaceutical Product Development, Inc.	890	22,063
Community Health Systems, Inc.*	710	21,989
Omnicare, Inc.	890	21,253
United Therapeutics Corp.*	370	20,724
Health Net, Inc.*	730	19,849
Mednax, Inc.*	360	19,188
Lincare Holdings, Inc.	740	18,567
Gen-Probe, Inc.*	370	17,930
Techne Corp.	280	17,284
Hill-Rom Holdings, Inc.	480	17,227
Kinetic Concepts, Inc.*	469	17,156
Teleflex, Inc.	300	17,034
Charles River Laboratories International, Inc.*	499	16,542
Thoratec Corp.*	440	16,271
STERIS Corp.	450	14,949
Psychiatric Solutions, Inc.*	430	14,426
Health Management Associates, Inc. — Class A*	1,880	14,401
LifePoint Hospitals, Inc.*	410	14,375
Owens & Minor, Inc.	485	13,803
VCA Antech, Inc.*	650	13,708
Bio-Rad Laboratories, Inc. — Class A*	150	13,577
Medicis Pharmaceutical Corp. — Class A	450	13,342
Masimo Corp.	440	12,016
Immucor, Inc.*	530	10,510
WellCare Health Plans, Inc.*	319	9,238
Kindred Healthcare, Inc.*	300	3,906

Total Health Care		855,679

Materials - 4.1%
Lubrizol Corp.	510	54,045

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Mid-Cap 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 62.1% (continued)
Materials - 4.1% (continued)
Albemarle Corp.	690	$32,299
Ashland, Inc.	590	28,774
Martin Marietta Materials, Inc.	339	26,093
Sonoco Products Co.	760	25,414
Valspar Corp.	740	23,569
Aptargroup, Inc.	510	23,292
Reliance Steel & Aluminum Co.	560	23,257
Steel Dynamics, Inc.	1,630	22,999
Cytec Industries, Inc.	369	20,804
RPM International, Inc.	980	19,522
Scotts Miracle-Gro Co. — Class A	350	18,105
Packaging Corporation of America	780	18,073
Cabot Corp.	490	15,959
Temple-Inland, Inc.	810	15,115
Rock-Tenn Co. — Class A	290	14,445
Greif, Inc. — Class A	230	13,533
Silgan Holdings, Inc.	400	12,680
Commercial Metals Co.	860	12,461
Olin Corp.	590	11,894
Sensient Technologies Corp.	370	11,281
Carpenter Technology Corp.	330	11,124
Intrepid Potash, Inc.*	330	8,603
Minerals Technologies, Inc.	140	8,249
NewMarket Corp.	70	7,958
Louisiana-Pacific Corp. *	970	7,343
Worthington Industries, Inc.	430	6,463

Total Materials		493,354

Utilities - 3.8%
National Fuel Gas Co.	620	32,122
NSTAR	780	30,693
Alliant Energy Corp.	830	30,171
OGE Energy Corp.	730	29,105
MDU Resources Group, Inc.	1,410	28,129
Energen Corp.	540	24,689
UGI Corp.	830	23,746
N.V. Energy, Inc.	1,770	23,276
DPL, Inc.	890	23,256
Questar Corp.	1,320	23,140
AGL Resources, Inc.	589	22,594
Aqua America, Inc.	1,030	21,012
Westar Energy, Inc.	830	20,111
Atmos Energy Corp.	680	19,890
Great Plains Energy, Inc.	1,020	19,278
Hawaiian Electric Industries, Inc.	699	15,755
Vectren Corp.	609	15,755
WGL Holdings, Inc.	380	14,356
Cleco Corp.	460	13,625
IDACORP, Inc.	360	12,931
Black Hills Corp.	290	9,048
PNM Resources, Inc.	650	7,404
Dynegy, Inc. — Class A*	770	3,750

Total Utilities		463,836

Energy - 3.6%
Newfield Exploration Co.*	1,000	57,440
Cimarex Energy Co.	630	41,693
Pride International, Inc.*	1,320	38,848
Arch Coal, Inc.	1,220	32,586

		Market
	Shares	Value
COMMON STOCKS† - 62.1% (continued)
Energy - 3.6% (continued)
Plains Exploration & Production Co.*	1,050	$28,004
Forest Oil Corp.*	849	25,215
Southern Union Co.	940	22,616
Oceaneering International, Inc.*	410	22,083
Patterson-UTI Energy, Inc.	1,160	19,813
Mariner Energy, Inc.*	770	18,657
Tidewater, Inc.	390	17,476
Superior Energy Services, Inc.*	590	15,747
Atwood Oceanics, Inc.*	420	12,789
Bill Barrett Corp.*	350	12,600
Unit Corp.*	300	11,187
Quicksilver Resources, Inc.*	880	11,088
Exterran Holdings, Inc.*	470	10,674
Frontier Oil Corp.	790	10,586
Helix Energy Solutions Group, Inc.*	790	8,801
Comstock Resources, Inc.*	360	8,096
Overseas Shipholding Group, Inc.	200	6,864
Patriot Coal Corp.*	600	6,846

Total Energy		439,709

Consumer Staples - 2.5%
Energizer Holdings, Inc.*	530	35,632
Church & Dwight Company, Inc.	530	34,418
Green Mountain Coffee Roasters, Inc.*	860	26,823
NBTY, Inc.*	479	26,335
Hansen Natural Corp.*	520	24,242
Alberto-Culver Co. — Class B	640	24,096
Ralcorp Holdings, Inc.*	410	23,977
Corn Products International, Inc.	570	21,375
Smithfield Foods, Inc.*	1,250	21,038
BJ’s Wholesale Club, Inc.*	410	17,015
Flowers Foods, Inc.	570	14,159
Ruddick Corp.	320	11,098
Universal Corp.	178	7,136
Lancaster Colony Corp.	150	7,125
Tootsie Roll Industries, Inc.	180	4,478

Total Consumer Staples		298,947

Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.	690	22,632
tw telecom inc — Class A*	1,140	21,170
Syniverse Holdings, Inc.*	520	11,788
Cincinnati Bell, Inc.*	1,510	4,032

Total Telecommunication Services		59,622

TOTAL COMMON STOCKS
(Cost $5,743,763)		7,494,256

WARRANT†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	155	8

TOTAL WARRANT
(Cost $-)		8

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Mid-Cap 1.5x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 33.2%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	$1,137,617	$1,137,617
UBS Financial Services, Inc. issued 09/30/10 at 0.24% due 10/01/10	716,119	716,119
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	716,119	716,119
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	716,119	716,119
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	716,119	716,119

TOTAL REPURCHASE AGREEMENTS
(Cost $4,002,093)		4,002,093

Total Investments - 95.3%
(Cost $9,745,856)		$11,496,357
Cash & Other Assets, Less Liabilities - 4.7%		566,077

Total Net Assets - 100.0%		$12,062,434

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
December 2010 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $6,236,880)	78	$162,218

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2010 S&P MidCap 400 Index Swap, Terminating 10/27/10[3] (Notional Market Value $2,362,494)	2,945	$23,554
Morgan Stanley Capital Services, Inc. October 2010 S&P MidCap 400 Index Swap, Terminating 10/26/10[3] (Notional Market Value $1,249,520)	1,558	12,302
Credit Suisse Capital, LLC October 2010 S&P MidCap 400 Index Swap, Terminating 10/29/10[3] (Notional Market Value $724,872)	904	1,106

(Total Notional Market Value $4,336,886)		$36,962

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS† - 66.1%
Financials - 10.6%
General Motors Financial Company, Inc.*	17,760	$434,410
GLG Partners, Inc.*	61,870	278,415
Annaly Capital Management, Inc.	4,190	73,744
Allied World Assurance Company Holdings, Ltd.	1,090	61,683
Endurance Specialty Holdings Ltd.	1,510	60,098
American Financial Group, Inc.	1,950	59,631
JPMorgan Chase & Co.	1,410	53,679
Legg Mason, Inc.	1,710	51,830
Digital Realty Trust, Inc.	840	51,828
Hospitality Properties Trust	2,120	47,340
Discover Financial Services	2,770	46,204
Reinsurance Group of America, Inc.
— Class A	910	43,944
PNC Financial Services Group, Inc.	730	37,894
Hudson City Bancorp, Inc.	2,680	32,857
CommonWealth REIT	1,220	31,232
Assurant, Inc.	740	30,118
Aspen Insurance Holdings, Ltd.	960	29,069
Swiss Helvetia Fund, Inc.[1]	2,292	28,788
Raymond James Financial, Inc.	1,090	27,610
Torchmark Corp.	500	26,570
NASDAQ OMX Group, Inc. *	1,330	25,842
New York Community Bancorp, Inc.	1,380	22,425
StanCorp Financial Group, Inc.	550	20,900
CapitalSource, Inc.	3,720	19,865
NewAlliance Bancshares, Inc.	1,470	18,551
Student Loan Corp.	618	18,355
Axis Capital Holdings Ltd.	550	18,117
Huntington Bancshares, Inc.	3,170	17,974
Public Storage	180	17,467
Rayonier, Inc.	340	17,041
Piedmont Office Realty Trust, Inc. — Class A	900	17,019
Zions Bancorporation	790	16,874
Unum Group	690	15,284
Forest City Enterprises, Inc. — Class A *	1,140	14,626
Hanover Insurance Group, Inc.	310	14,570
CME Group, Inc. — Class A	50	13,023
Commerce Bancshares, Inc.	320	12,029
Blue Chip Value Fund, Inc.*,1	3,414	11,266
Douglas Emmett, Inc.	640	11,206
First Citizens BancShares, Inc. — Class A	60	11,116
Senior Housing Properties Trust	450	10,575
Fifth Third Bancorp	850	10,225
HCC Insurance Holdings, Inc.	350	9,131
Alexandria Real Estate Equities, Inc.	130	9,100
SL Green Realty Corp.	90	5,700
Capital One Financial Corp.	140	5,537
Genworth Financial, Inc. — Class A *	450	5,499
Transatlantic Holdings, Inc.	90	4,574
General Growth Properties, Inc.	240	3,744
Morgan Stanley	140	3,455
Popular, Inc. *	1,190	3,451
Jones Lang LaSalle, Inc.	30	2,588

		Market
	Shares	Value
COMMON STOCKS† - 66.1% (continued)
Financials - 10.6% (continued)
Aflac, Inc.	50	$2,585
U.S. Bancorp	110	2,378
Prudential Financial, Inc.	30	1,625
Cullen	30	1,616
Protective Life Corp.	70	1,523
Eaton Vance Corp.[1]	40	1,162
BancorpSouth, Inc.	32	454
MBIA, Inc.*	30	301
Washington Federal, Inc.	10	153
IntercontinentalExchange, Inc.*	1	105
Federated Investors, Inc. — Class B	3	68
First Horizon National Corp.*	6	63
Health Care REIT, Inc.	1	47
HCP, Inc.	1	36

Total Financials		1,926,189

Information Technology - 10.6%
Hewitt Associates, Inc. — Class A*	7,840	395,371
McAfee, Inc.*,1	7,610	359,649
ADC Telecommunications, Inc.*,1	6,570	83,242
Xerox Corp.[1]	5,350	55,372
L-1 Identity Solutions, Inc. — Class 1*	4,670	54,779
CA, Inc.[1]	2,350	49,632
Marvell Technology Group Ltd.*,1	2,710	47,452
Tech Data Corp.*,1	1,130	45,539
EMC Corp.*,1	2,200	44,682
Fiserv, Inc.*,1	820	44,132
Atheros Communications, Inc.*,1	1,640	43,214
Corning, Inc.[1]	2,310	42,227
Diebold, Inc.[1]	1,270	39,484
Compuware Corp.*,1	4,570	38,982
ArcSight, Inc.*	830	36,155
Akamai Technologies, Inc.*,1	701	35,176
AVX Corp.[1]	2,540	35,103
Xilinx, Inc.[1]	1,270	33,795
Broadridge Financial Solutions, Inc.[1]	1,460	33,390
Computer Sciences Corp.[1]	711	32,706
Skyworks Solutions, Inc.*,1	1,580	32,674
WebMD Health Corp. — Class A*,1	620	30,919
Micron Technology, Inc.*,1	4,170	30,066
International Business Machines Corp.[1]	190	25,487
Silicon Laboratories, Inc.*,1	680	24,922
eBay, Inc.*,1	980	23,912
F5 Networks, Inc.*,1	210	21,800
Internet Brands, Inc. — Class A*	1,370	18,194
Fairchild Semiconductor International, Inc. — Class A*,1	1,601	15,049
Diamond Management & Technology Consultants, Inc. — Class A	1,170	14,625
Apple, Inc.*,1	50	14,188
Harris Corp.[1]	320	14,173
Cree, Inc.*,1	240	13,030
Red Hat, Inc.*,1	290	11,890
Factset Research Systems, Inc.[1]	110	8,924
SanDisk Corp.*,1	210	7,697

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS† - 66.1% (continued)
Information Technology - 10.6% (continued)
ANSYS, Inc.*,1	181	$7,647
Unica Corp.*,1	350	7,343
Cognizant Technology Solutions
Corp. — Class A*,1	110	7,092
Teradata Corp.*,1	180	6,941
Altera Corp.[1]	223	6,726
Microchip Technology, Inc.[1]	200	6,290
Broadcom Corp. — Class A1	160	5,662
Lexmark International, Inc. —
Class A *,1	120	5,354
Atmel Corp.*,1	670	5,333
Salesforce.com, Inc. *,1	40	4,472
Amphenol Corp. — Class A1	30	1,469
Solera Holdings, Inc.[1]	30	1,325
NetApp, Inc. *,1	20	996
Intel Corp.	5	96
Ingram Micro, Inc. — Class A *	2	34
Western Digital Corp. *	1	28

Total Information Technology		1,924,440

Health Care - 7.8%
Valeant Pharmaceuticals
International, Inc.*,1	16,120	403,806
Psychiatric Solutions, Inc.*	7,620	255,651
Genzyme Corp.*	1,010	71,498
Biogen Idec, Inc.*,1	1,260	70,711
Amgen, Inc.*,1	1,180	65,030
Alexion Pharmaceuticals, Inc.*,1	970	62,429
ResMed, Inc.*,1	1,710	56,105
LifePoint Hospitals, Inc.*,1	1,530	53,642
Watson Pharmaceuticals, Inc.*,1	1,150	48,656
Cooper Companies, Inc.[1]	750	34,665
Endo Pharmaceuticals Holdings,
Inc.*,1	920	30,581
Community Health Systems, Inc.*,1	970	30,041
Humana, Inc.*,1	570	28,637
Henry Schein, Inc.*,1	380	22,260
AmerisourceBergen Corp. —
Class A1	700	21,462
Abbott Laboratories[1]	360	18,806
Omnicare, Inc.[1]	770	18,388
Mylan, Inc.*,1	810	15,236
Thermo Fisher Scientific, Inc.*,1	310	14,843
Kinetic Concepts, Inc.*,1	340	12,437
McKesson Corp.[1]	200	12,356
Hospira, Inc.*,1	160	9,121
Intuitive Surgical, Inc.*,1	30	8,512
Cypress Bioscience, Inc.*,1	2,020	7,777
Res-Care, Inc.*	540	7,166
Express Scripts, Inc. — Class A*,1	140	6,818
Bio-Rad Laboratories, Inc. —
Class A*,1	70	6,336
Teleflex, Inc.[1]	110	6,246
Bristol-Myers Squibb Co.[1]	140	3,795
Health Management Associates,
Inc. — Class A*,1	430	3,294
Edwards Lifesciences Corp.*,1	40	2,682
Gilead Sciences, Inc.*,1	70	2,493

		Market
	Shares	Value
COMMON STOCKS† - 66.1% (continued)
Health Care - 7.8% (continued)
Lincare Holdings, Inc.[1]	80	$2,007
Perrigo Co.[1]	30	1,927
Coventry Health Care, Inc.*,1	20	431
Baxter International, Inc.	2	95

Total Health Care		1,415,940

Industrials - 7.2%
United Continental Holdings, Inc.*,1	9,990	236,064
ATC Technology Corp.*	4,460	110,340
Bowne & Company, Inc.[1]	8,050	91,206
Tomkins plc ADR[1]	3,590	73,308
Thomas & Betts Corp.*,1	1,370	56,197
Timken Co.[1]	1,291	49,523
Republic Services, Inc. — Class A1	1,370	41,771
Corrections Corporation of America*,1	1,660	40,969
Goodrich Corp.[1]	500	36,865
Norfolk Southern Corp.[1]	570	33,921
Dover Corp.[1]	640	33,414
WESCO International, Inc.*,1	850	33,396
Union Pacific Corp.[1]	400	32,720
United Parcel Service, Inc. — Class B1	480	32,011
CSX Corp.[1]	550	30,426
Alexander & Baldwin, Inc.[1]	870	30,311
Harsco Corp.[1]	1,110	27,284
Southwest Airlines Co.[1]	2,033	26,571
L-3 Communications Holdings, Inc. — Class 3[1]	340	24,572
Precision Castparts Corp.[1]	190	24,196
Eaton Corp.[1]	290	23,922
TransDigm Group, Inc.[1]	380	23,579
Kansas City Southern*,1	510	19,079
Copa Holdings S.A. — Class A1	330	17,790
CNH Global N.V.[1]	400	14,656
Cummins, Inc.[1]	160	14,493
ITT Corp.[1]	260	12,176
Carlisle Companies, Inc.[1]	400	11,980
Pentair, Inc.[1]	330	11,098
GATX Corp.[1]	370	10,848
WW Grainger, Inc.[1]	90	10,720
Joy Global, Inc.[1]	140	9,845
FTI Consulting, Inc.*,1	230	7,979
Flowserve Corp.[1]	70	7,659
Hubbell, Inc. — Class B1	150	7,613
ExpressJet Holdings, Inc. — Class A*,1	1,100	7,337
Bucyrus International, Inc. — Class A1	90	6,242
Roper Industries, Inc.[1]	90	5,866
CH Robinson Worldwide, Inc.[1]	80	5,594
Ingersoll-Rand plc[1]	150	5,357
Snap-On, Inc.[1]	80	3,721
Trinity Industries, Inc.[1]	160	3,563
Armstrong World Industries, Inc.*,1	70	2,906
Kirby Corp.*	10	401
Tyco International, Ltd.	10	367

Total Industrials		1,309,856

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS† - 66.1% (continued)
Consumer Discretionary - 6.6%
Burger King Holdings, Inc.[1]	12,100	$288,948
Whirlpool Corp.[1]	810	65,578
Wyndham Worldwide Corp.[1]	2,180	59,885
Comcast Corp. — Class A1	3,160	57,133
Priceline.com, Inc.*,1	130	45,284
Federal-Mogul Corp.*,1	2,240	42,358
Williams-Sonoma, Inc.[1]	1,080	34,236
Hasbro, Inc.[1]	760	33,828
Mattel, Inc.[1]	1,280	30,029
NetFlix, Inc.*,1	170	27,567
Darden Restaurants, Inc.[1]	640	27,379
Ross Stores, Inc.[1]	480	26,218
Liberty Global, Inc. — Class A*,1	840	25,880
Service Corporation International[1]	2,930	25,257
Gannett Company, Inc.[1]	1,920	23,482
VF Corp.[1]	270	21,875
Liberty Media Corporation - Interactive*,1	1,420	19,468
Career Education Corp.*,1	860	18,464
Autoliv, Inc.[1]	280	18,292
Lear Corporation*,1	230	18,154
PetSmart, Inc.[1]	510	17,850
Liberty Media Corp. - Starz*,1	270	17,518
Amazon.com, Inc.*,1	110	17,277
Polo Ralph Lauren Corp. — Class A1	190	17,073
NIKE, Inc. — Class B1	200	16,028
Ford Motor Co.*,1	1,290	15,790
Virgin Media, Inc.[1]	660	15,193
Viacom, Inc. — Class B1	410	14,838
Leggett & Platt, Inc.[1]	540	12,290
Phillips-Van Heusen Corp.[1]	200	12,032
Guess?, Inc.[1]	290	11,783
Time Warner Cable, Inc. — Class A1	180	9,718
Gentex Corp.[1]	490	9,560
Royal Caribbean Cruises Ltd.*,1	300	9,459
Landry’s Restaurants, Inc.*,1	386	9,453
Brinker International, Inc.[1]	450	8,487
Big Lots, Inc.*,1	251	8,346
Family Dollar Stores, Inc.[1]	181	7,993
Limited Brands, Inc.[1]	260	6,963
DISH Network Corp. — Class A1	350	6,706
TRW Automotive Holdings Corp.*,1	160	6,650
Madison Square Garden, Inc. — Class A*,1	260	5,481
Jarden Corp.[1]	150	4,669
Coach, Inc.[1]	100	4,296
BorgWarner, Inc.*,1	80	4,210
CBS Corp. — Class B1	220	3,489
Bed Bath & Beyond, Inc.*,1	80	3,473
Carnival Corp.[1]	70	2,675
Stanley Black & Decker, Inc.[1]	40	2,451
GameStop Corp. — Class A*,1	120	2,365
Advance Auto Parts, Inc.[1]	30	1,760
Las Vegas Sands Corp.*,1	30	1,045
The Gap, Inc.[1]	41	764
Fossil, Inc.*	10	538
Interpublic Group of Companies, Inc.*,1	14	140
Kohl’s Corp.*	1	53

		Market
	Shares	Value
COMMON STOCKS† - 66.1% (continued)
Consumer Discretionary - 6.6% (continued)
Dollar Tree, Inc.*	1	$49
Dollar General Corp.*	1	29
Lowe’s Companies, Inc.	1	22
Staples, Inc.	1	21
Lennar Corp. — Class A	1	15
H&R Block, Inc.	1	13

Total Consumer Discretionary		1,197,880

Utilities - 6.1%
Allegheny Energy, Inc.[1]	17,730	434,740
Progress Energy, Inc.[1]	1,600	71,072
Xcel Energy, Inc.[1]	2,840	65,235
PG&E Corp.[1]	1,320	59,954
CMS Energy Corp.[1]	3,261	58,763
Northeast Utilities[1]	1,950	57,661
Oneok, Inc.[1]	1,170	52,697
NiSource, Inc.[1]	2,840	49,416
Atmos Energy Corp.[1]	1,542	45,104
OGE Energy Corp.[1]	1,120	44,654
NRG Energy, Inc.*,1	1,840	38,309
DTE Energy Co.[1]	830	38,122
American Electric Power Co., Inc.[1]	610	22,100
N.V. Energy, Inc.[1]	1,670	21,961
UGI Corp.[1]	580	16,594
Ameren Corp.[1]	470	13,348
Questar Corp.[1]	340	5,960
CenterPoint Energy, Inc.[1]	70	1,100
DPL, Inc.	5	131

Total Utilities		1,096,921

Energy - 5.2%
Inergy Holdings, LP1	8,780	265,332
Mariner Energy, Inc.*	6,461	156,550
Enterprise GP Holdings, LP	2,465	144,745
Southern Union Co.	2,360	56,782
Newfield Exploration Co.*	880	50,547
Teekay Corp.	1,530	40,897
Murphy Oil Corp.	560	34,675
Rowan Companies, Inc.*	1,020	30,967
Spectra Energy Corp.	1,200	27,060
Helmerich & Payne, Inc.	580	23,467
Pride International, Inc.*	620	18,247
National Oilwell Varco, Inc.	270	12,007
Williams Companies, Inc.	610	11,657
EOG Resources, Inc.	120	11,156
Peabody Energy Corp.	220	10,782
Chevron Corp.	110	8,916
Arch Coal, Inc.	240	6,410
Oil States International, Inc.*	130	6,051
Exterran Holdings, Inc.*	220	4,996
Frontline Ltd.	160	4,549
Alpha Natural Resources, Inc.*	110	4,527
Tidewater, Inc.	100	4,481
Concho Resources, Inc.*	61	4,036
Diamond Offshore Drilling, Inc.	40	2,711
Marathon Oil Corp.	80	2,648
Cabot Oil & Gas Corp.	30	903
Atwood Oceanics, Inc.*	20	609
Occidental Petroleum Corp.	1	78
Hess Corp.	1	59

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS† - 66.1% (continued)
Energy - 5.2% (continued)
Anadarko Petroleum Corp.	1	$57

Total Energy		945,902

Consumer Staples - 4.9%
NBTY, Inc.*	5,120	281,498
Alberto-Culver Co. — Class B1	2,101	79,103
Molson Coors Brewing Co. —
Class B1	1,440	67,997
Del Monte Foods Co.[1]	4,570	59,913
JM Smucker Co.[1]	930	56,293
Church & Dwight Company, Inc.[1]	850	55,199
ConAgra Foods, Inc.[1]	2,400	52,656
Reynolds American, Inc.[1]	770	45,730
Herbalife Ltd.[1]	630	38,020
BJ’s Wholesale Club, Inc.*,1	810	33,615
Wal-Mart Stores, Inc.[1]	500	26,760
Whole Foods Market, Inc.*,1	680	25,235
Coca-Cola Co.[1]	270	15,800
Dr Pepper Snapple Group, Inc.[1]	240	8,525
Cellu Tissue Holdings, Inc.*	600	7,158
Hershey Co.[1]	140	6,662
Green Mountain Coffee Roasters,
Inc.*,1	160	4,990
Tyson Foods, Inc. — Class A1	290	4,646
Hansen Natural Corp.*,1	90	4,196
Kraft Foods, Inc. — Class A1	120	3,703
Philip Morris International, Inc.[1]	41	2,297
Dean Foods Co.*	4	41
Rite Aid Corp.*,1	13	12

Total Consumer Staples		880,049

Materials - 4.3%
Pactiv Corp.*,1	8,730	287,915
Airgas, Inc.	1,040	70,668
MeadWestvaco Corp.[1]	2,600	63,388
Reliance Steel & Aluminum Co.[1]	1,150	47,759
Ball Corp.[1]	540	31,779
Ashland, Inc.[1]	520	25,360
Eastman Chemical Co.[1]	260	19,240
Steel Dynamics, Inc.[1]	1,290	18,202
Valspar Corp.[1]	560	17,836
Cytec Industries, Inc.[1]	310	17,478
Aptargroup, Inc.[1]	370	16,898
Crown Holdings, Inc.*,1	560	16,050
Bemis Company, Inc.[1]	470	14,923
Domtar Corp.[1]	220	14,208
Packaging Corporation of America[1]	610	14,134
Walter Energy, Inc.[1]	170	13,819
Huntsman Corp.[1]	920	10,635
RPM International, Inc.[1]	480	9,562
Compass Minerals International,
Inc.[1]	120	9,194
Celanese Corp. — Class A1	220	7,062
United States Steel Co.[1]	150	6,576
Albemarle Corp.[1]	140	6,553
PPG Industries, Inc.[1]	90	6,552
Sonoco Products Co.[1]	180	6,019
Newmont Mining Co.[1]	90	5,653
Sealed Air Corp.[1]	250	5,620

		Market
	Shares	Value
COMMON STOCKS† - 66.1% (continued)
Materials - 4.3% (continued)
Cliffs Natural Resources, Inc.[1]	50	$3,196
Sherwin-Williams Co.[1]	30	2,254
Cabot Corp.[1]	50	1,629

Total Materials		770,162

Telecommunication Services - 2.8%
Qwest Communications
International, Inc.[1]	74,631	467,930
Verizon Communications, Inc.[1]	1,370	44,649

Total Telecommunication Services		512,579

TOTAL COMMON STOCKS
(Cost $10,663,176)		11,979,918

EXCHANGE TRADED FUNDS† - 3.2%
iShares MSCI Chile Investable Market Index Fund[1]	1,692	125,242
iShares MSCI Malaysia Index Fund[1]	6,620	90,959
Adams Express Co.[1]	5,755	57,320
iShares MSCI Turkey Index Fund[1]	751	52,593
Vanguard Emerging Markets ETF[1]	931	42,267
iPath MSCI India Index ETN[1]	551	41,744
iShares MSCI Emerging Markets Index Fund[1]	931	41,681
iShares MSCI South Africa Index Fund[1]	581	39,055
iShares MSCI United Kingdom Index Fund[1]	1,850	30,266
iShares MSCI South Korea Index Fund[1]	440	23,536
iShares MSCI Sweden Index Fund[1]	430	12,457
iShares MSCI Australia Index Fund[1]	450	10,683
iShares MSCI Switzerland Index Fund[1]	450	10,264
iShares MSCI Canada Index Fund[1]	130	3,644

TOTAL EXCHANGE TRADED FUNDS
(Cost $436,083)		581,711

CLOSED-END FUNDS† - 9.5%
Cohen & Steers Infrastructure Fund, Inc.	8,089	128,777
Gabelli Dividend & Income Trust	7,852	109,378
Royce Value Trust, Inc.	8,866	107,633
NFJ Dividend Interest & Premium Strategy Fund	6,710	105,750
Cohen & Steers Quality Income Realty Fund, Inc.	12,049	94,705
Cohen & Steers REIT and Preferred Income Fund, Inc.	7,063	92,596
Liberty All Star Equity Fund	20,802	91,737
Calamos Strategic Total Return Fund	9,673	85,316
Eaton Vance Tax-Advantaged Dividend Income Fund	4,735	74,434
Alpine Global Premier Properties Fund	10,579	69,927

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
CLOSED-END FUNDS† - 9.5% (continued)
DWS Dreman Value Income Edge Fund, Inc.	4,039	$54,123
John Hancock Bank and Thrift Opportunity Fund	3,537	52,383
John Hancock Tax-Advantaged Dividend Income Fund	3,254	49,526
Tri-Continental Corp.	3,897	48,050
H&Q Healthcare Investors	3,692	44,599
Macquarie Global Infrastructure
Total Return Fund, Inc.	2,599	42,935
BlackRock Strategic Dividend Achievers Trust	4,397	42,915
Petroleum & Resources Corp.	1,723	39,853
General American Investors Company, Inc.	1,310	31,912
Zweig Fund, Inc.	9,005	29,266
Clough Global Equity Fund	1,975	28,005
LMP Capital and Income Fund, Inc.	2,357	26,917
Gabelli Global Deal Fund	1,833	25,405
H&Q Life Sciences Investors	2,581	24,752
Claymore Dividend & Income Fund	1,693	24,024
Royce Micro-Capital Trust, Inc.	2,579	21,277
Nuveen Diversified Dividend and Income Fund	1,904	20,887
Madison	2,135	18,980
Neuberger Berman Real Estate Securities Income Fund, Inc.	5,159	18,882
Cohen & Steers Dividend Majors Fund, Inc.	1,471	16,652
Liberty All Star Growth Fund, Inc.	4,280	16,478
Source Capital, Inc.	352	16,438
Nuveen Tax-Advantaged Dividend Growth Fund	1,299	15,939
Lazard Global Total Return and Income Fund, Inc.	987	14,736
LMP Real Estate Income Fund, Inc.	1,531	14,300
Macquarie	866	11,474
Royce Focus Trust, Inc.	1,420	9,045
Diamond Hill Financial Trends Fund, Inc.	333	2,940

TOTAL CLOSED-END FUNDS
(Cost $1,495,404)		1,722,946

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,2 - 11.4%
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	$422,396	$422,396
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	422,396	422,396
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	422,396	422,396
UBS Financial Services, Inc. issued 09/30/10 at 0.24% due 10/01/10	422,396	422,396
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	382,377	382,377

TOTAL REPURCHASE AGREEMENTS
(Cost $2,071,961)		2,071,961

Total Long Securities- 90.2%
(Cost $14,666,624)		$16,356,536

	Shares	Value
COMMON STOCKS SOLD SHORT† - (46.6)%
Materials - (1.6)%
Greif, Inc.	10	$(588)
International Paper Co.	39	(848)
Praxair, Inc.	10	(903)
Lubrizol Corp.	10	(1,060)
Alcoa, Inc.	110	(1,332)
Sigma-Aldrich Corp.	50	(3,019)
Monsanto Co.	80	(3,834)
Owens-Illinois, Inc. *	180	(5,051)
Commercial Metals Co.	400	(5,796)
Mosaic Co.	100	(5,876)
Temple-Inland, Inc.	380	(7,091)
AK Steel Holding Corp.	630	(8,700)
Eagle Materials, Inc.	690	(16,353)
Ecolab, Inc.	340	(17,252)
Freeport-McMoRan Copper & Gold, Inc.	210	(17,932)
Vulcan Materials Co.	600	(22,152)
Nucor Corp.	640	(24,448)
Martin Marietta Materials, Inc.	330	(25,400)
Royal Gold, Inc.	580	(28,907)
Southern Copper Co.	830	(29,150)
Scotts Miracle-Gro Co.	570	(29,486)
Intrepid Potash, Inc. *	1,180	(30,763)
Nalco Holding Co.	1,550	(39,075)

		(325,016)

Consumer Staples - (2.4)%
Smithfield Foods, Inc. *	50	(841)
SUPERVALU, Inc.	150	(1,730)
Costco Wholesale Corp.	50	(3,225)

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCKS SOLD SHORT† - (46.6)% (continued)
Consumer Staples - (2.4)%
(continued)
Colgate-Palmolive Co.	50	$(3,843)
PepsiCo, Inc.	90	(5,980)
Mead Johnson Nutrition Co.	110	(6,260)
Sysco Corp.	220	(6,274)
Hormel Foods Corp.	170	(7,582)
Central European Distribution Corp.*	480	(10,714)
Lorillard, Inc.	150	(12,046)
Altria Group, Inc.	520	(12,490)
Avon Products, Inc.	410	(13,165)
Sara Lee Corp.	1,010	(13,564)
Flowers Foods, Inc.	560	(13,910)
Energizer Holdings, Inc. *	220	(14,791)
Coca-Cola Enterprises, Inc.	600	(18,600)
HJ Heinz Co.	490	(23,211)
Brown-Forman Corp.	390	(24,040)
Procter & Gamble Co.	420	(25,187)
Constellation Brands, Inc. *	1,480	(26,181)
Archer-Daniels-Midland Co.	890	(28,409)
Clorox Co.	440	(29,374)
Bunge Ltd.	500	(29,580)
Corn Products International, Inc.	790	(29,625)
Kroger Co.	1,370	(29,674)
Safeway, Inc.	1,430	(30,259)

		(420,555)

Consumer Discretionary - (2.8)%
New York Times Co. *	60	(464)
Tempur-Pedic International, Inc. *	20	(620)
Johnson Controls, Inc.	30	(915)
MGM Resorts International *	90	(1,015)
Hanesbrands, Inc. *	40	(1,034)
Urban Outfitters, Inc. *	70	(2,201)
Scripps Networks Interactive, Inc.	50	(2,379)
Best Buy Company, Inc.	60	(2,450)
Yum! Brands, Inc.	60	(2,764)
Abercrombie & Fitch Co.	110	(4,325)
Thomson Reuters Corp.	120	(4,504)
Penn National Gaming, Inc. *	200	(5,922)
American Eagle Outfitters, Inc.	400	(5,984)
LKQ Corp. *	288	(5,990)
DreamWorks Animation SKG, Inc. *	200	(6,382)
AutoZone, Inc. *	30	(6,867)
Chico’s FAS, Inc.	730	(7,680)
Thor Industries, Inc.	240	(8,016)
Lamar Advertising Co. *	290	(9,228)
Regal Entertainment Group	970	(12,726)
Harley-Davidson, Inc.	450	(12,798)
NVR, Inc. *	20	(12,951)
Weight Watchers International, Inc.	420	(13,100)
Expedia, Inc.	470	(13,259)
Wendy’s	2,950	(13,364)
Macy’s, Inc.	610	(14,085)
Wynn Resorts Ltd.	170	(14,751)
Cablevision Systems Corp.	630	(16,500)
Mohawk Industries, Inc. *	320	(17,056)
Dick’s Sporting Goods, Inc. *	640	(17,946)

	Shares	Value
COMMON STOCKS SOLD SHORT† - (46.6)% (continued)
Consumer Discretionary - (2.8)%
(continued)
Office Depot, Inc. *	4,490	$(20,654)
Newell Rubbermaid, Inc.	1,240	(22,084)
Liberty Media Corp.- Capital *	440	(22,906)
Home Depot, Inc.	770	(24,394)
News Corp. *	1,950	(25,467)
International Game Technology	1,840	(26,588)
Marriott International, Inc.	760	(27,231)
Harman International Industries, Inc. *	860	(28,733)
Choice Hotels International, Inc.	800	(29,168)
MDC Holdings, Inc.	1,020	(29,611)
Meredith Corp.	900	(29,979)
Morningstar, Inc. *	710	(31,638)

		(555,729)

Telecommunication Services - (3.2)%
AT&T, Inc.	20	(572)
Frontier Communications Corp.	130	(1,062)
Windstream Corp.	260	(3,195)
United States Cellular Corp. *	110	(5,057)
Leap Wireless International, Inc. *	710	(8,768)
Sprint Nextel Corp. *	2,700	(12,501)
NII Holdings, Inc. *	400	(16,440)
Level 3 Communications, Inc. *	20,750	(19,449)
MetroPCS Communications, Inc. *	2,260	(23,640)
CenturyLink, Inc.	12,840	(506,666)

		(597,350)

Energy - (5.1)%
Devon Energy Corp.	30	(1,942)
FMC Technologies, Inc. *	50	(3,415)
Chesapeake Energy Corp.	160	(3,624)
Exxon Mobil Corp.	60	(3,707)
Unit Corp. *	110	(4,102)
Forest Oil Corp. *	160	(4,752)
Plains Exploration &
Production Co. *	310	(8,268)
Holly Corp.	370	(10,637)
Valero Energy Corp.	860	(15,059)
McDermott International, Inc. *	1,270	(18,771)
Superior Energy Services, Inc. *	910	(24,288)
Comstock Resources, Inc. *	1,080	(24,289)
Range Resources Corp.	710	(27,072)
Denbury Resources, Inc. *	1,710	(27,172)
Frontier Oil Corp.	2,080	(27,872)
Petrohawk Energy Corp. *	1,730	(27,922)
EQT Corp.	800	(28,848)
EXCO Resources, Inc.	1,970	(29,294)
Weatherford International Ltd. *	1,770	(30,267)
ConocoPhillips	530	(30,438)
Ultra Petroleum Corp. *	740	(31,065)
Apache Corp.	1,116	(109,100)
Enterprise Products Partners, LP	4,018	(159,394)
Inergy, LP	6,840	(271,206)

		(922,504)

Information Technology - (5.8)%
CoreLogic, Inc.	10	(192)
CommScope, Inc. *	10	(237)

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCKS SOLD SHORT† - (46.6)% (continued)
Information Technology - (5.8)%
(continued)
QLogic Corp. *	37	$(653)
Juniper Networks, Inc. *	40	(1,214)
NVIDIA Corp. *	110	(1,285)
Motorola, Inc. *	220	(1,877)
VeriSign, Inc. *	70	(2,222)
Global Payments, Inc.	60	(2,573)
EchoStar Corp. *	160	(3,053)
Microsoft Corp.	140	(3,429)
ON Semiconductor Corp. *	940	(6,777)
Arrow Electronics, Inc. *	270	(7,217)
National Semiconductor Corp.	640	(8,173)
Yahoo!, Inc. *	600	(8,502)
Adobe Systems, Inc. *	440	(11,506)
Trimble Navigation Ltd. *	340	(11,914)
Novellus Systems, Inc. *	560	(14,885)
Activision Blizzard, Inc.	1,440	(15,581)
Automatic Data Processing, Inc.	390	(16,392)
Avago Technologies Ltd. *	950	(21,385)
National Instruments Corp.	670	(21,882)
Rambus, Inc. *	1,110	(23,132)
Dell, Inc. *	1,930	(25,013)
LSI Corp. *	6,050	(27,588)
NCR Corp. *	2,050	(27,941)
Brocade Communications Systems, Inc. *	4,910	(28,674)
Autodesk, Inc. *	900	(28,773)
Electronic Arts, Inc. *	1,760	(28,917)
IAC/InterActiveCorp. *	1,110	(29,160)
Itron, Inc. *	480	(29,390)
Symantec Corp. *	1,940	(29,430)
Lam Research Corp. *	710	(29,713)
Cadence Design Systems, Inc. *	3,900	(29,757)
Monster Worldwide, Inc. *	2,310	(29,938)
NeuStar, Inc. *	1,220	(30,329)
Seagate Technology plc*	2,590	(30,510)
International Rectifier Corp. *	1,450	(30,580)
Zebra Technologies Corp. *	910	(30,612)
Ciena Corp. *	1,970	(30,673)
Western Union Co.	1,740	(30,746)
Paychex, Inc.	1,120	(30,789)
Applied Materials, Inc.	2,700	(31,536)
Molex, Inc.	1,520	(31,814)
MEMC Electronic Materials, Inc. *	2,670	(31,826)
Varian Semiconductor Equipment Associates, Inc. *	1,120	(32,234)
Agilent Technologies, Inc. *	1,000	(33,370)
Mastercard, Inc.	150	(33,600)
KLA-Tencor Corp.	980	(34,525)

		(971,519)

Health Care - (5.9)%
CR Bard, Inc.	10	(814)
Quest Diagnostics, Inc.	20	(1,009)
DENTSPLY International, Inc.	40	(1,279)
Covance, Inc. *	110	(5,147)
Aetna, Inc.	200	(6,322)
Emdeon, Inc. *	570	(6,943)
IDEXX Laboratories, Inc. *	180	(11,110)
Techne Corp.	180	(11,111)
Alere, Inc. *	400	(12,372)

	Shares	Value
COMMON STOCKS SOLD SHORT† - (46.6)% (continued)
Health Care - (5.9)% (continued)
Cephalon, Inc. *	230	$(14,361)
St. Jude Medical, Inc. *	410	(16,129)
Hill-Rom Holdings, Inc.	450	(16,150)
Brookdale Senior Living, Inc. *	1,140	(18,593)
Allergan, Inc.	280	(18,628)
Vertex Pharmaceuticals, Inc. *	550	(19,014)
DaVita, Inc. *	350	(24,161)
Laboratory Corporation of America Holdings *	310	(24,313)
BioMarin Pharmaceutical, Inc. *	1,130	(25,255)
Eli Lilly & Co.	740	(27,032)
Amylin Pharmaceuticals, Inc. *	1,340	(27,939)
VCA Antech, Inc. *	1,400	(29,526)
Gen-Probe, Inc. *	610	(29,561)
Human Genome Sciences, Inc. *	1,000	(29,790)
Health Net, Inc. *	1,100	(29,909)
Charles River Laboratories International, Inc. *	910	(30,167)
Patterson Companies, Inc.	1,080	(30,942)
Regeneron Pharmaceuticals, Inc. *	1,130	(30,962)
Beckman Coulter, Inc.	640	(31,226)
King Pharmaceuticals, Inc. *	3,140	(31,274)
United Therapeutics Corp. *	580	(32,486)
Boston Scientific Corp. *	5,560	(34,083)
Valeant Pharmaceuticals International, Inc. *	16,120	(403,815)

		(1,031,423)

Industrials - (5.5)%
Boeing Co.	10	(665)
Donaldson Company, Inc.	20	(943)
Aecom Technology Corp. *	80	(1,941)
Honeywell International, Inc.	50	(2,197)
Oshkosh Corp. *	90	(2,475)
Ryder System, Inc.	60	(2,566)
Emerson Electric Co.	50	(2,633)
Crane Co.	70	(2,656)
Waste Connections, Inc. *	70	(2,776)
First Solar, Inc. *	20	(2,947)
General Cable Corp. *	130	(3,526)
Parker Hannifin Corp.	70	(4,904)
United Technologies Corp.	70	(4,986)
Stericycle, Inc. *	80	(5,558)
Manitowoc Company, Inc.	510	(6,176)
Danaher Corp.	160	(6,498)
Gardner Denver, Inc.	130	(6,978)
Delta Air Lines, Inc. *	649	(7,554)
Masco Corp.	780	(8,588)
Manpower, Inc.	170	(8,874)
UTI Worldwide, Inc.	580	(9,326)
FedEx Corp.	110	(9,405)
BE Aerospace, Inc. *	360	(10,912)
MSC Industrial Direct Co.	220	(11,889)
Spirit Aerosystems Holdings, Inc. *	690	(13,752)
Rockwell Automation, Inc.	230	(14,198)
Quanta Services, Inc. *	780	(14,882)
Valmont Industries, Inc.	210	(15,204)
Fluor Corp.	320	(15,850)
USG Corp. *	1,250	(16,487)
Shaw Group, Inc. *	500	(16,780)

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCKS SOLD SHORT† - (46.6)% (continued)
Industrials - (5.5)% (continued)
Jacobs Engineering Group, Inc. *	440	$(17,028)
Chicago Bridge & Iron Company N.V. *	700	(17,115)
KBR, Inc.	730	(17,987)
WABCO Holdings, Inc. *	510	(21,389)
Graco, Inc.	680	(21,576)
Illinois Tool Works, Inc.	470	(22,099)
Fastenal Co.	440	(23,404)
AMR Corp. *	4,190	(26,271)
Lockheed Martin Corp.	380	(27,086)
Iron Mountain, Inc.	1,230	(27,478)
Copart, Inc. *	840	(27,695)
Landstar System, Inc.	720	(27,806)
J.B. Hunt Transport Services, Inc.	810	(28,107)
Con-way, Inc.	920	(28,511)
Deere & Co.	410	(28,610)
Expeditors International of Washington, Inc.	620	(28,663)
AMETEK, Inc.	630	(30,095)
Alliant Techsystems, Inc. *	400	(30,160)
PACCAR, Inc.	640	(30,816)
Robert Half International, Inc.	1,190	(30,940)
Terex Corp. *	1,350	(30,942)
Kennametal, Inc.	1,030	(31,858)
Continental Airlines, Inc. *	9,630	(239,209)

		(1,048,971)

Utilities - (6.8)%
Energen Corp.	7	(320)
Entergy Corp.	10	(765)
SCANA Corp.	130	(5,242)
Pepco Holdings, Inc.	450	(8,370)
Hawaiian Electric Industries, Inc.	570	(12,848)
Constellation Energy Group, Inc.	490	(15,798)
Consolidated Edison, Inc.	350	(16,877)
Great Plains Energy, Inc.	1,110	(20,979)
Sempra Energy	480	(25,824)
Alliant Energy Corp.	770	(27,990)
AGL Resources, Inc.	730	(28,003)
NSTAR	720	(28,332)
Vectren Corp.	1,100	(28,457)
Dominion Resources, Inc.	660	(28,816)
PPL Corp.	1,060	(28,864)
Exelon Corp.	680	(28,954)
Duke Energy Corp.	1,640	(29,044)
Southern Co.	780	(29,047)
Aqua America, Inc.	1,430	(29,172)
MDU Resources Group, Inc.	1,470	(29,326)
Wisconsin Energy Corp.	510	(29,478)
Public Service Enterprise Group, Inc.	910	(30,103)
Integrys Energy Group, Inc.	580	(30,195)
National Fuel Gas Co.	640	(33,158)
AES Corp. *	3,250	(36,887)
Calpine Corp. *	3,500	(43,575)
Ormat Technologies, Inc.	1,580	(46,089)
FirstEnergy Corp.	12,145	(468,068)

		(1,140,581)

	Shares	Value
COMMON STOCKS SOLD SHORT† - (46.6)% (continued)
Financials - (7.5)%
Regions Financial Corp.	50	$(363)
State Street Corp.	10	(377)
M&T Bank Corp.	19	(1,554)
SEI Investments Co.	80	(1,627)
Bank of Hawaii Corp.	40	(1,797)
SunTrust Banks, Inc.	110	(2,841)
MSCI, Inc. *	90	(2,989)
RenaissanceRe Holdings Ltd.	50	(2,998)
Alleghany Corp. *	10	(3,030)
Hartford Financial Services Group, Inc.	140	(3,213)
City National Corp.	80	(4,246)
Nationwide Health Properties, Inc.	110	(4,254)
Principal Financial Group, Inc.	170	(4,406)
SLM Corp. *	390	(4,504)
Weyerhaeuser Co.	330	(5,201)
American National Insurance Co.	80	(6,078)
Fidelity National Financial, Inc.	390	(6,127)
Valley National Bancorp	500	(6,450)
First Horizon National Corp. *	570	(6,504)
Loews Corp.	180	(6,822)
Vornado Realty Trust	80	(6,842)
TD Ameritrade Holding Corp. *	440	(7,106)
Interactive Brokers Group, Inc. *	420	(7,228)
Franklin Resources, Inc.	70	(7,483)
Charles Schwab Corp.	550	(7,645)
Wilmington Trust Corp.	860	(7,723)
Bank of New York Mellon Corp.	300	(7,839)
Janus Capital Group, Inc.	720	(7,884)
BOK Financial Corp.	190	(8,575)
Synovus Financial Corp.	3,610	(8,881)
Allstate Corp.	290	(9,149)
Plum Creek Timber Company, Inc.	280	(9,884)
Host Hotels & Resorts, Inc.	810	(11,729)
Wells Fargo & Co.	530	(13,319)
Moody’s Corp.	550	(13,739)
Affiliated Managers Group, Inc. *	180	(14,042)
Goldman Sachs Group, Inc.	100	(14,458)
TCF Financial Corp.	990	(16,028)
Camden Property Trust	340	(16,310)
American Express Co.	390	(16,392)
First Niagara Financial Group, Inc.	1,410	(16,426)
Equity Residential	350	(16,650)
CB Richard Ellis Group, Inc. *	980	(17,914)
Kimco Realty Corp.	1,150	(18,113)
Jefferies Group, Inc.	810	(18,379)
Everest Re Group Ltd.	220	(19,023)
Fulton Financial Corp.	2,110	(19,117)
Marshall & Ilsley Corp.	2,730	(19,219)
Erie Indemnity Co.	360	(20,182)
ProLogis	1,760	(20,733)
Taubman Centers, Inc.	480	(21,413)
AvalonBay Communities, Inc.	210	(21,825)
Liberty Property Trust	750	(23,925)
TFS Financial Corp.	2,880	(26,467)
Markel Corp. *	80	(27,567)
Duke Realty Corp.	2,380	(27,584)
MetLife, Inc.	720	(27,684)
NYSE Euronext	970	(27,713)

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCKS SOLD SHORT† - (46.6)% (continued)
Financials - (7.5)% (continued)
White Mountains Insurance Group Ltd.	90	$(27,761)
Mercury General Corp.	680	(27,792)
St. Joe Co. *	1,130	(28,103)
Comerica, Inc.	760	(28,234)
Regency Centers Corp.	720	(28,418)
Citigroup, Inc. *	7,300	(28,470)
Greenhill & Company, Inc.	360	(28,555)
Leucadia National Corp.	1,210	(28,580)
People’s United Financial, Inc.	2,200	(28,798)
Marsh & McLennan Companies, Inc.	1,200	(28,944)
Brown & Brown, Inc.	1,440	(29,074)
Progressive Corp.	1,410	(29,427)
WR Berkley Corp.	1,090	(29,506)
Arthur J Gallagher & Co.	1,120	(29,534)
Lincoln National Corp.	1,240	(29,661)
Associated Banc-Corp.	2,330	(30,733)
KeyCorp	3,870	(30,805)
XL Group plc	1,430	(30,974)
BB&T Corp.	1,490	(35,879)
AON Corp.	5,050	(197,506)

		(1,434,325)

TOTAL COMMON STOCKS SOLD SHORT
(proceeds $8,120,023)		$(8,447,973)
	Contracts
OPTIONS WRITTEN† - (0.1)%
Call Options on:
January 2011 Americredit Corp. Expiring with strike price of $25.0	43	(215)
December 2010 Psychiatric Solutions, Inc. Expiring with strike price of $35.0	50	(250)
October 2010 Genzyme Corp. Expiring with strike price of $67.5	10	(3,900)
October 2010 Airgas, Inc. Expiring with strike price of $60.0	10	(8,300)

Total Call Options		(12,665)

TOTAL OPTIONS WRITTEN
(premiums received $11,221)		(12,665)

	Shares
EXCHANGE TRADED FUNDS SOLD SHORT† - (11.2)%
iShares MSCI Singapore Index Fund	50	$(661)
iShares MSCI BRIC Index Fund	20	(955)
iShares MSCI Belgium Investable Market Index Fund	179	(2,377)
iShares MSCI Hong Kong Index Fund	140	(2,540)
iShares MSCI Japan Index Fund	357	(3,531)
iShares MSCI Taiwan Index Fund	286	(3,875)
Market Vectors - Gold Miners ETF	108	(6,040)
iShares MSCI Italy Index Fund	660	(11,088)
iShares MSCI Netherlands Investable Market Index Fund	650	(13,208)

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT† (continued)(11.2)%
iShares MSCI Mexico Investable Market Index Fund	500	$(26,495)
Powershares QQQ	591	(29,006)
iShares MSCI France Index Fund	1,810	(43,422)
iShares Russell 1000 Growth Index Fund	952	(48,904)
iShares MSCI EMU Index Fund	1,640	(56,793)
iShares Dow Jones US Real Estate Index Fund	1,957	(103,486)
iShares Russell 1000 Value Index Fund	2,733	(161,220)
iShares MSCI EAFE Index Fund	3,640	(199,909)
iShares Russell 2000 Index Fund	5,940	(400,772)
SPDR S&P 500 ETF Trust	8,097	(924,030)

		(2,038,312)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $1,922,352)		(2,038,312)

Cash & Other Assets, Less Liabilities - 67.7%		5,854,436

Total Net Assets - 100.0%		$18,125,190

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
December 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,749,020)	26	$112,960
December 2010 S&P MidCap 400 Index Futures Contracts (Aggregate Market Value of Contracts $1,679,160)	21	93,502
February 2011 Volatility Index Futures Contracts (Aggregate Market Value of Contracts $3,067,400)	98	50,485
December 2010 U.S. 10 Year Note Futures Contracts (Aggregate Market Value of Contracts $3,403,266)	27	23,397

(Total Aggregate Market Value of Contracts $9,898,846)		$280,344

COMMODITY FUTURES CONTRACTS PURCHASED†
March 2011 Cotton Futures Contracts (Aggregate Market Value of Contracts $251,150)	5	49,703
May 2011 Coffee Futures Contracts (Aggregate Market Value of Contracts $207,281)	3	34,869
December 2010 Silver Futures Contracts (Aggregate Market Value of Contracts $217,850)	2	24,699
December 2010 Corn Futures Contracts (Aggregate Market Value of Contracts $198,300)	8	22,768

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
December 2010 Gold 100 Oz Futures Contracts (Aggregate Market Value of Contracts $262,060)	2	$17,103
November 2010 Soybean Futures Contracts (Aggregate Market Value of Contracts $221,350)	4	15,182
December 2010 LME Primary Aluminum Futures Contacts (Aggregate Market Value of Contracts $176,213)	3	10,652
June 2011 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $319,680)	8	10,028
December 2010 Copper Futures Contracts (Aggregate Market Value of Contracts $91,500)	1	8,721
July 2011 Wheat Futures Contracts (Aggregate Market Value of Contracts $142,550)	4	5,408
November 2010 LME Nickel Futures Contracts (Aggregate Market Value of Contracts $140,280)	1	5,289
July 2011 Sugar #11 Futures Contracts (Aggregate Market Value of Contracts $179,021)	8	4,836
May 2011 Soybean Oil Futures Contracts (Aggregate Market Value of Contracts $109,680)	4	4,736
January 2012 LME Zinc Futures Contracts (Aggregate Market Value of Contracts $56,287)	1	2,540

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
December 2010 LME Lead Futures Contracts (Aggregate Market Value of Contracts $56,900)	1	$1,046
December 2010 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $89,850)	3	(706)

(Total Aggregate Market Value of Contracts $2,719,952)		$216,874

COMMODITY FUTURES CONTRACTS SOLD SHORT†
January 2012 Natural Gas Futures Contracts (Aggregate Market Value of Contracts $157,680)	3	10,229
January 2011 Gasoline Futures Contracts (Aggregate Market Value of Contracts $86,541)	1	(3,469)
December 2010 WTI Crude Futures Contracts (Aggregate Market Value of Contracts $80,780)	1	(3,794)
December 2010 Cocoa Futures Contracts (Aggregate Market Value of Contracts $254,970)	9	(3,818)

(Total Aggregate Market Value of Contracts $579,971)		$(852)

FUTURES CONTRACTS SOLD SHORT†
November 2010 Volatility Index Futures Contracts (Aggregate Market Value of Contracts $1,739,100)	62	(25,995)
December 2010 U.S. 2 Year Note Futures Contracts (Aggregate Market Value of Contracts $10,973,438)	50	(27,262)
December 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $3,351,200)	59	(139,206)

(Total Aggregate Market Value of Contracts $16,063,738)		$(192,463)

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note 3.

††	Value determined based on Level 2 inputs - See Note 3.

[1]	All or a portion of this security is pledged as short security collateral at September 30, 2010.

[2]	Repurchase Agreements - See Note 2.

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Domestic Equity Funds
September 30, 2010	NASDAQ-100® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 47.7%
Information Technology - 30.1%
Apple, Inc.*	6,983	$1,981,426
QUALCOMM, Inc.	10,610	478,723
Google, Inc. — Class A*	823	432,725
Microsoft Corp.	16,330	399,922
Oracle Corp.	11,487	308,426
Cisco Systems, Inc.*	11,184	244,930
Intel Corp.	10,686	205,492
Baidu, Inc. ADR*	1,500	153,930
Research In Motion Ltd.*	2,900	141,201
eBay, Inc.*	5,362	130,833
Cognizant Technology Solutions
Corp. — Class A*	1,610	103,797
NetApp, Inc.*	2,050	102,069
Intuit, Inc.*	2,168	94,980
Citrix Systems, Inc.*	1,223	83,458
Automatic Data Processing, Inc.	1,910	80,277
Broadcom Corp. — Class A	2,236	79,132
Adobe Systems, Inc.*	2,823	73,821
Altera Corp.	2,372	71,540
Symantec Corp.*	4,520	68,568
Activision Blizzard, Inc.	5,990	64,812
Marvell Technology Group Ltd.*	3,403	59,587
CA, Inc.	2,720	57,446
Fiserv, Inc.*	1,030	55,435
Paychex, Inc.	1,880	51,681
Dell, Inc.*	3,920	50,803
Linear Technology Corp.	1,638	50,336
Yahoo!, Inc.*	3,550	50,304
Xilinx, Inc.	1,880	50,027
SanDisk Corp.*	1,299	47,608
BMC Software, Inc.*	1,140	46,147
Applied Materials, Inc.	3,814	44,548
Autodesk, Inc.*	1,300	41,561
Check Point Software Technologies
Ltd.*	1,120	41,362
Infosys Technologies Ltd. ADR	600	40,386
KLA-Tencor Corp.	1,110	39,105
NVIDIA Corp.*	3,090	36,091
Seagate Technology plc*	2,580	30,392
Electronic Arts, Inc.*	1,826	30,001
Maxim Integrated Products, Inc.	1,610	29,801
Lam Research Corp.*	700	29,295
VeriSign, Inc.*	900	28,566
Flextronics International Ltd.*	4,670	28,207
Microchip Technology, Inc.	846	26,607
FLIR Systems, Inc.*	912	23,438
Logitech International S.A.*	940	16,356

Total Information Technology		6,305,152

Consumer Discretionary - 7.2%
Amazon.com, Inc.*	1,627	255,537
Starbucks Corp.	5,640	144,271
DIRECTV — Class A*	3,460	144,040
Comcast Corp. — Class A	7,940	143,555
News Corp. — Class A*	7,808	101,973
Priceline.com, Inc.*	280	97,535
Bed Bath & Beyond, Inc.*	1,948	84,563
Wynn Resorts Ltd.	738	64,036

		Market
	Shares	Value
COMMON STOCKS† - 47.7% (continued)
Consumer Discretionary - 7.2% (continued)
Staples, Inc.	2,687	$56,212
Mattel, Inc.	2,260	53,020
Sears Holdings Corp.*	630	45,448
Expedia, Inc.	1,530	43,161
Virgin Media, Inc.	1,857	42,748
Apollo Group, Inc. — Class A*	820	42,107
Liberty Media Corporation - Interactive*	3,011	41,281
O’Reilly Automotive, Inc.*	762	40,538
Ross Stores, Inc.	678	37,032
Garmin Ltd.	990	30,047
Urban Outfitters, Inc.*	910	28,610
DISH Network Corp. — Class A	1,180	22,609

Total Consumer Discretionary		1,518,323

Health Care - 6.7%
Teva Pharmaceutical Industries
Ltd. ADR	4,010	211,527
Gilead Sciences, Inc.*	4,530	161,313
Celgene Corp.*	2,495	143,737
Amgen, Inc.*	2,448	134,909
Express Scripts, Inc. — Class A*	2,650	129,055
Genzyme Corp.*	1,750	123,882
Biogen Idec, Inc.*	1,440	80,813
Intuitive Surgical, Inc.*	218	61,855
Life Technologies Corp.*	1,023	47,764
Vertex Pharmaceuticals, Inc.*	1,160	40,101
Cerner Corp.*	448	37,628
Illumina, Inc.*	668	32,866
Mylan, Inc.*	1,722	32,391
Warner Chilcott plc — Class A	1,382	31,012
Henry Schein, Inc.*	496	29,056
Cephalon, Inc.*	397	24,789
DENTSPLY International, Inc.	750	23,977
Hologic, Inc.*	1,485	23,775
QIAGEN N.V.*	1,292	22,920
Patterson Companies, Inc.	646	18,508

Total Health Care		1,411,878

Industrials - 2.2%
PACCAR, Inc.	2,242	107,952
CH Robinson Worldwide, Inc.	898	62,788
First Solar, Inc.*	410	60,414
Expeditors International of
Washington, Inc.	1,140	52,702
Fastenal Co.	766	40,744
Joy Global, Inc.	560	39,379
Stericycle, Inc.*	490	34,045
Cintas Corp.	1,010	27,825
J.B. Hunt Transport Services, Inc.	680	23,596
Foster Wheeler AG*	730	17,856

Total Industrials		467,301

Telecommunication Services - 0.9%
Vodafone Group plc ADR	3,876	96,163
Millicom International Cellular S.A.	582	55,843
NII Holdings, Inc.*	896	36,826

Total Telecommunication Services		188,832

Schedule of Investments	Domestic Equity Funds
September 30, 2010	NASDAQ-100® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 47.7% (continued)
Consumer Staples - 0.4%
Costco Wholesale Corp.	1,270	$81,902

Materials - 0.2%
Sigma-Aldrich Corp.	636	38,402

TOTAL COMMON STOCKS
(Cost $4,352,477)		10,011,790

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 46.2%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10[2]	4,389,786	4,389,786
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	1,321,791	1,321,791
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	1,321,791	1,321,791
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	1,321,791	1,321,791
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	1,321,791	1,321,791

TOTAL REPURCHASE AGREEMENTS
(Cost $9,676,950)		9,676,950

Total Investments - 93.9%
(Cost $14,029,427)		$19,688,740
Cash & Other Assets, Less Liabilities - 6.1%		1,272,417

Total Net Assets - 100.0%		$20,961,157

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
December 2010 NASDAQ-100
Index Mini Futures Contracts
(Aggregate Market Value of
Contracts $9,824,010)	246	$286,847

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services,
Inc.
October 2010 NASDAQ-100
Index Swap, Terminating
10/26/10[3]
(Notional Market Value
$1,144,771)	573	$(7,476)
Credit Suisse Capital, LLC
October 2010 NASDAQ-100
Index Swap, Terminating
10/29/10[3]
(Notional Market Value
$8,800,814)	4,405	(41,986)
Goldman Sachs International
October 2010 NASDAQ-100
Index Swap, Terminating
10/27/10[3]
(Notional Market Value
$12,098,996)	6,055	(78,602)

(Total Notional Market Value
$22,044,581)		$(128,064)

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Domestic Equity Funds
September 30, 2010	NASDAQ-100® Fund

		Market
	Shares	Value
COMMON STOCKS† - 68.2%
Information Technology - 42.9%
Apple, Inc.*	22,605	$6,414,169
QUALCOMM, Inc.	34,360	1,550,323
Google, Inc. — Class A*	2,655	1,395,972
Microsoft Corp.	52,850	1,294,297
Oracle Corp.	37,185	998,417
Cisco Systems, Inc.*	36,214	793,087
Intel Corp.	34,595	665,262
Baidu, Inc. ADR*	4,865	499,246
Research In Motion Ltd.*	9,370	456,225
eBay, Inc.*	17,369	423,804
Cognizant Technology Solutions
Corp. — Class A*	5,195	334,922
NetApp, Inc.*	6,627	329,958
Intuit, Inc.*	7,018	307,459
Citrix Systems, Inc.*	3,942	269,002
Automatic Data Processing, Inc.	6,170	259,325
Broadcom Corp. — Class A	7,263	257,038
Adobe Systems, Inc.*	9,132	238,802
Altera Corp.	7,671	231,357
Symantec Corp.*	14,650	222,241
Activision Blizzard, Inc.	19,400	209,908
Marvell Technology Group Ltd.*	11,006	192,715
CA, Inc.	8,790	185,645
Fiserv, Inc.*	3,330	179,221
Paychex, Inc.	6,089	167,387
Dell, Inc.*	12,700	164,592
Linear Technology Corp.	5,318	163,422
Yahoo!, Inc.*	11,500	162,955
Xilinx, Inc.	6,090	162,055
SanDisk Corp.*	4,199	153,893
BMC Software, Inc.*	3,690	149,371
Applied Materials, Inc.	12,326	143,968
Check Point Software Technologies
Ltd.*	3,640	134,425
Autodesk, Inc.*	4,200	134,274
Infosys Technologies Ltd. ADR	1,935	130,245
KLA-Tencor Corp.	3,610	127,180
NVIDIA Corp.*	10,002	116,823
Seagate Technology plc*	8,350	98,363
Electronic Arts, Inc.*	5,907	97,052
Maxim Integrated Products, Inc.	5,210	96,437
Lam Research Corp.*	2,280	95,418
VeriSign, Inc.*	2,910	92,363
Flextronics International Ltd.*	15,120	91,325
Microchip Technology, Inc.	2,743	86,267
FLIR Systems, Inc.*	2,942	75,609
Logitech International S.A.*	3,050	53,070

Total Information Technology		20,404,889

Consumer Discretionary - 10.3%
Amazon.com, Inc.*	5,277	828,806
Starbucks Corp.	18,260	467,091
DIRECTV — Class A*	11,200	466,256
Comcast Corp. — Class A	25,705	464,746
News Corp. — Class A*	25,292	330,313
Priceline.com, Inc.*	910	316,989
Bed Bath & Beyond, Inc.*	6,302	273,570
Wynn Resorts Ltd.	2,392	207,554

		Market
	Shares	Value
COMMON STOCKS† - 68.2% (continued)
Consumer Discretionary - 10.3% (continued)
Staples, Inc.	8,698	$181,962
Mattel, Inc.	7,300	171,258
Sears Holdings Corp.*	2,050	147,887
Expedia, Inc.	4,960	139,922
Virgin Media, Inc.	6,030	138,811
Apollo Group, Inc. — Class A*	2,650	136,077
Liberty Media Corporation -
Interactive*	9,732	133,426
O’Reilly Automotive, Inc.*	2,453	130,500
Ross Stores, Inc.	2,188	119,508
Garmin Ltd.	3,200	97,120
Urban Outfitters, Inc.*	2,950	92,748
DISH Network Corp. — Class A	3,825	73,287

Total Consumer Discretionary		4,917,831

Health Care - 9.6%
Teva Pharmaceutical Industries
Ltd. ADR	13,000	685,750
Gilead Sciences, Inc.*	14,660	522,043
Celgene Corp.*	8,075	465,201
Amgen, Inc.*	7,928	436,912
Express Scripts, Inc. — Class A*	8,590	418,333
Genzyme Corp.*	5,670	401,379
Biogen Idec, Inc.*	4,670	262,080
Intuitive Surgical, Inc.*	703	199,469
Life Technologies Corp.*	3,294	153,797
Vertex Pharmaceuticals, Inc.*	3,758	129,914
Cerner Corp.*	1,458	122,458
Illumina, Inc.*	2,174	106,961
Mylan, Inc.*	5,581	104,979
Warner Chilcott plc — Class A	4,462	100,127
Henry Schein, Inc.*	1,623	95,075
Cephalon, Inc.*	1,303	81,359
DENTSPLY International, Inc.	2,430	77,687
Hologic, Inc.*	4,835	77,408
QIAGEN N.V.*	4,175	74,065
Patterson Companies, Inc.	2,109	60,423

Total Health Care		4,575,420

Industrials - 3.2%
PACCAR, Inc.	7,249	349,039
CH Robinson Worldwide, Inc.	2,908	203,327
First Solar, Inc.*	1,329	195,828
Expeditors International of
Washington, Inc.	3,703	171,190
Fastenal Co.	2,500	132,975
Joy Global, Inc.	1,800	126,576
Stericycle, Inc.*	1,585	110,126
Cintas Corp.	3,250	89,538
J.B. Hunt Transport Services, Inc.	2,190	75,993
Foster Wheeler AG*	2,360	57,726

Total Industrials		1,512,318

Telecommunication Services - 1.3%
Vodafone Group plc ADR	12,553	311,440
Millicom International Cellular S.A.	1,868	179,234
NII Holdings, Inc.*	2,899	119,149

Total Telecommunication Services		609,823

Schedule of Investments	Domestic Equity Funds
September 30, 2010	NASDAQ-100® Fund

		Market
	Shares	Value
COMMON STOCKS† - 68.2% (continued)
Consumer Staples - 0.6%
Costco Wholesale Corp.	4,100	$264,409

Materials - 0.3%
Sigma-Aldrich Corp.	2,066	124,745

TOTAL COMMON STOCKS
(Cost $13,211,661)		32,409,435

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 30.5%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10[2]	3,385,844	3,385,844
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	2,779,935	2,779,935
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	2,779,935	2,779,935
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	2,779,935	2,779,935
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	2,779,935	2,779,935

TOTAL REPURCHASE AGREEMENTS
(Cost $14,505,584)		14,505,584

Total Investments - 98.7%
(Cost $27,717,245)		$46,915,019
Cash & Other Assets, Less Liabilities - 1.3%		594,279

Total Net Assets - 100.0%		$47,509,298

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
December 2010 NASDAQ-100
Index Mini Futures Contracts
(Aggregate Market Value of
Contracts $9,304,855)	233	$430,129

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services,
Inc.
October 2010 NASDAQ 100
Index Swap,
Terminating 10/26/10[3]
(Notional Market Value
$531,241)	266	$(3,469)
Goldman Sachs International
October 2010 NASDAQ-100
Index Swap,
Terminating 10/27/10[3]
(Notional Market Value
$1,592,627)	797	(10,345)
Credit Suisse Capital, LLC
October 2010 NASDAQ-100
Index Swap,
Terminating 10/29/10[3]
(Notional Market Value
$3,684,680)	1,844	(19,802)

(Total Notional Market Value
$5,808,548)		$(33,616)

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note -3.

††	Value determined based on Level 2 inputs - See Note -3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Nova Fund

		Market
	Shares	Value
COMMON STOCKS† - 65.3%
Information Technology - 12.3%
Apple, Inc.*	2,137	$606,374
Microsoft Corp.	17,856	437,293
International Business Machines
Corp.	2,960	397,054
Google, Inc. — Class A*	580	304,958
Cisco Systems, Inc.*	13,387	293,175
Intel Corp.	13,057	251,086
Oracle Corp.	9,070	243,530
Hewlett-Packard Co.	5,320	223,812
QUALCOMM, Inc.	3,760	169,651
EMC Corp.*	4,810	97,691
Visa, Inc. — Class A	1,169	86,810
Texas Instruments, Inc.	2,800	75,992
Corning, Inc.	3,658	66,868
eBay, Inc.*	2,708	66,075
Dell, Inc.*	3,970	51,451
Mastercard, Inc. — Class A	229	51,296
Automatic Data Processing, Inc.	1,150	48,335
Motorola, Inc.*	5,475	46,702
Cognizant Technology Solutions
Corp. — Class A*	715	46,096
Yahoo!, Inc.*	3,163	44,820
NetApp, Inc.*	844	42,023
Broadcom Corp. — Class A	1,047	37,053
Juniper Networks, Inc.*	1,220	37,027
Applied Materials, Inc.	3,130	36,558
Xerox Corp.	3,238	33,513
Adobe Systems, Inc.*	1,227	32,086
Citrix Systems, Inc.*	440	30,026
Salesforce.com, Inc.*	268	29,962
Intuit, Inc.*	660	28,915
Symantec Corp.*	1,850	28,064
Western Union Co.	1,550	27,388
Agilent Technologies, Inc.*	810	27,030
Analog Devices, Inc.	700	21,966
Altera Corp.	723	21,806
Akamai Technologies, Inc.*	430	21,577
Paychex, Inc.	750	20,617
Amphenol Corp. — Class A	410	20,082
SanDisk Corp.*	547	20,048
CA, Inc.	910	19,219
Fiserv, Inc.*	350	18,837
Red Hat, Inc.*	440	18,040
McAfee, Inc.*	360	17,014
BMC Software, Inc.*	420	17,002
Autodesk, Inc.*	530	16,944
Fidelity National Information
Services, Inc.	623	16,902
Computer Sciences Corp.	360	16,560
Linear Technology Corp.	530	16,287
Xilinx, Inc.	610	16,232
NVIDIA Corp.*	1,353	15,803
Western Digital Corp.*	540	15,331
Teradata Corp.*	390	15,038
Micron Technology, Inc.*	1,999	14,413
Microchip Technology, Inc.	443	13,932
KLA-Tencor Corp.	390	13,740

		Market
	Shares	Value
COMMON STOCKS† - 65.3% (continued)
Information Technology - 12.3% (continued)
Harris Corp.	300	$13,287
VeriSign, Inc.*	410	13,013
Electronic Arts, Inc.*	769	12,635
SAIC, Inc.*	687	10,978
FLIR Systems, Inc.*	369	9,483
Advanced Micro Devices, Inc.*	1,333	9,478
Lexmark International, Inc. —
Class A*	176	7,853
National Semiconductor Corp.	558	7,126
LSI Corp.*	1,500	6,840
Molex, Inc.	320	6,698
Tellabs, Inc.	890	6,630
Jabil Circuit, Inc.	459	6,614
JDS Uniphase Corp.*	520	6,443
MEMC Electronic Materials, Inc.*	526	6,270
Total System Services, Inc.	390	5,944
Novellus Systems, Inc.*	220	5,848
Novell, Inc.*	816	4,872
Teradyne, Inc.*	431	4,801
QLogic Corp.*	260	4,586
Compuware Corp.*	520	4,436
Monster Worldwide, Inc.*	300	3,888

Total Information Technology		4,543,827

Financials - 10.2%
JPMorgan Chase & Co.	9,300	354,051
Berkshire Hathaway, Inc. —
Class B*	4,057	335,433
Bank of America Corp.	23,530	308,478
Wells Fargo & Co.	12,268	308,295
Citigroup, Inc.*	55,709	217,265
Goldman Sachs Group, Inc.	1,210	174,942
American Express Co.	2,450	102,974
U.S. Bancorp	4,497	97,225
MetLife, Inc.	2,130	81,898
Morgan Stanley	3,283	81,024
Bank of New York Mellon Corp.	2,853	74,549
Simon Property Group, Inc.	689	63,898
PNC Financial Services Group, Inc.	1,230	63,849
Prudential Financial, Inc.	1,090	59,056
Travelers Companies, Inc.	1,100	57,310
Aflac, Inc.	1,100	56,881
ACE Ltd.	790	46,018
State Street Corp.	1,180	44,439
Capital One Financial Corp.	1,067	42,200
Chubb Corp.	740	42,173
CME Group, Inc. — Class A	157	40,891
Allstate Corp.	1,260	39,753
BB&T Corp.	1,620	39,010
Franklin Resources, Inc.	340	36,346
Progressive Corp.	1,570	32,766
Vornado Realty Trust	380	32,501
Charles Schwab Corp.	2,317	32,206
Public Storage	331	32,120
Equity Residential	660	31,396
Marsh & McLennan Companies,
Inc.	1,270	30,632
SunTrust Banks, Inc.	1,170	30,221

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Nova Fund

		Market
	Shares	Value
COMMON STOCKS† - 65.3% (continued)
Financials - 10.2% (continued)
T. Rowe Price Group, Inc.	600	$30,039
Loews Corp.	750	28,425
Ameriprise Financial, Inc.	590	27,925
Northern Trust Corp.	570	27,497
Boston Properties, Inc.	326	27,097
HCP, Inc.	730	26,265
AON Corp.	630	24,639
Hartford Financial Services Group,
Inc.	1,040	23,868
Invesco Ltd.	1,100	23,353
Fifth Third Bancorp	1,870	22,496
Host Hotels & Resorts, Inc.	1,538	22,270
Regions Financial Corp.	2,940	21,374
Discover Financial Services	1,281	21,367
AvalonBay Communities, Inc.	200	20,786
Weyerhaeuser Co.	1,258	19,826
Principal Financial Group, Inc.	748	19,388
Ventas, Inc.	369	19,029
IntercontinentalExchange, Inc.*	170	17,802
Lincoln National Corp.	744	17,796
NYSE Euronext	610	17,428
XL Group plc — Class A	800	17,328
Unum Group	770	17,056
KeyCorp	2,060	16,398
M&T Bank Corp.	200	16,362
Comerica, Inc.	410	15,232
Hudson City Bancorp, Inc.	1,227	15,043
Kimco Realty Corp.	950	14,962
Genworth Financial, Inc. — Class A*	1,150	14,053
Health Care REIT, Inc.	286	13,539
Plum Creek Timber Company, Inc.	380	13,414
ProLogis	1,120	13,194
SLM Corp.*	1,140	13,167
American International Group, Inc.*	320	12,512
CB Richard Ellis Group, Inc. —
Class A*	680	12,430
Moody’s Corp.	480	11,990
People’s United Financial, Inc.	870	11,388
Cincinnati Financial Corp.	380	10,963
Legg Mason, Inc.	360	10,912
Leucadia National Corp.	459	10,842
Assurant, Inc.	250	10,175
Torchmark Corp.	190	10,097
Huntington Bancshares, Inc.	1,679	9,520
Marshall & Ilsley Corp.	1,244	8,758
Zions Bancorporation	410	8,758
E*Trade Financial Corp.*	467	6,790
NASDAQ OMX Group, Inc.*	340	6,606
First Horizon National Corp.*	549	6,263
Apartment Investment &
Management Co. — Class A	270	5,773
Federated Investors, Inc. — Class B	217	4,939
Janus Capital Group, Inc.	430	4,708

Total Financials		3,791,642

Health Care - 7.6%
Johnson & Johnson	6,457	400,076
Pfizer, Inc.	18,850	323,654

		Market
	Shares	Value
COMMON STOCKS† - 65.3% (continued)
Health Care - 7.6% (continued)
Merck & Company, Inc.	7,220	$265,768
Abbott Laboratories	3,620	189,109
Amgen, Inc.*	2,253	124,163
Bristol-Myers Squibb Co.	4,020	108,982
UnitedHealth Group, Inc.	2,640	92,690
Eli Lilly & Co.	2,377	86,832
Medtronic, Inc.	2,530	84,957
Gilead Sciences, Inc.*	1,973	70,259
Baxter International, Inc.	1,370	65,363
Celgene Corp.*	1,077	62,046
Express Scripts, Inc. — Class A*	1,270	61,849
WellPoint, Inc.*	940	53,242
Medco Health Solutions, Inc.*	1,020	53,101
Allergan, Inc.	720	47,902
Thermo Fisher Scientific, Inc.*	959	45,917
Genzyme Corp.*	600	42,474
Stryker Corp.	800	40,040
Becton Dickinson and Co.	540	40,014
McKesson Corp.	610	37,686
Biogen Idec, Inc.*	570	31,988
Aetna, Inc.	980	30,978
St. Jude Medical, Inc.*	770	30,292
Cardinal Health, Inc.	820	27,093
Intuitive Surgical, Inc.*	90	25,537
Zimmer Holdings, Inc.*	470	24,595
CIGNA Corp.	640	22,899
Hospira, Inc.*	390	22,234
Boston Scientific Corp.*	3,564	21,847
Forest Laboratories, Inc.*	670	20,723
Humana, Inc.*	400	20,096
Life Technologies Corp.*	430	20,077
AmerisourceBergen Corp. —
Class A	650	19,929
Laboratory Corporation of America
Holdings*	240	18,823
CR Bard, Inc.	220	17,915
Varian Medical Systems, Inc.*	287	17,363
Quest Diagnostics, Inc.	340	17,160
DaVita, Inc.*	240	16,567
Waters Corp.*	220	15,572
Cerner Corp.*	170	14,278
Mylan, Inc.*	734	13,807
CareFusion Corp.*	520	12,917
Cephalon, Inc.*	180	11,239
DENTSPLY International, Inc.	330	10,550
Watson Pharmaceuticals, Inc.*	249	10,535
Coventry Health Care, Inc.*	348	7,492
Patterson Companies, Inc.	230	6,590
PerkinElmer, Inc.	280	6,479
King Pharmaceuticals, Inc.*	590	5,876
Tenet Healthcare Corp.*	1,142	5,390

Total Health Care		2,822,965

Consumer Staples - 7.4%
Procter & Gamble Co.	6,660	399,400
Coca-Cola Co.	5,411	316,652
Wal-Mart Stores, Inc.	4,690	251,009
PepsiCo, Inc.	3,730	247,821

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Nova Fund

		Market
	Shares	Value
COMMON STOCKS† - 65.3% (continued)
Consumer Staples - 7.4% (continued)
Philip Morris International, Inc.	4,300	$240,886
Kraft Foods, Inc. — Class A	4,092	126,279
Altria Group, Inc.	4,887	117,386
CVS Caremark Corp.	3,180	100,075
Colgate-Palmolive Co.	1,140	87,620
Walgreen Co.	2,280	76,380
Costco Wholesale Corp.	1,026	66,167
Kimberly-Clark Corp.	960	62,448
General Mills, Inc.	1,510	55,175
Archer-Daniels-Midland Co.	1,500	47,880
Sysco Corp.	1,380	39,358
HJ Heinz Co.	754	35,717
Kroger Co.	1,510	32,707
Avon Products, Inc.	1,013	32,527
Kellogg Co.	609	30,761
Lorillard, Inc.	357	28,671
Mead Johnson Nutrition Co. —
Class A	480	27,317
Coca-Cola Enterprises, Inc.	782	24,242
Reynolds American, Inc.	396	23,518
ConAgra Foods, Inc.	1,030	22,598
Clorox Co.	329	21,964
Sara Lee Corp.	1,550	20,817
Dr Pepper Snapple Group, Inc.	560	19,891
Safeway, Inc.	890	18,832
Molson Coors Brewing Co. —
Class B	369	17,424
Hershey Co.	360	17,132
Estee Lauder Companies, Inc. —
Class A	270	17,072
JM Smucker Co.	280	16,948
Campbell Soup Co.	450	16,088
Brown-Forman Corp. — Class B	240	14,794
McCormick & Company, Inc.	306	12,864
Whole Foods Market, Inc.*	340	12,617
Tyson Foods, Inc. — Class A	700	11,214
Constellation Brands, Inc. —
Class A*	420	7,430
Hormel Foods Corp.	160	7,136
SUPERVALU, Inc.	498	5,742
Dean Foods Co.*	427	4,360

Total Consumer Staples		2,734,919

Energy - 7.1%
Exxon Mobil Corp.	11,940	737,773
Chevron Corp.	4,709	381,664
ConocoPhillips	3,476	199,627
Schlumberger Ltd.	3,196	196,905
Occidental Petroleum Corp.	1,900	148,770
Apache Corp.	854	83,487
Halliburton Co.	2,137	70,671
Anadarko Petroleum Corp.	1,160	66,178
Devon Energy Corp.	1,020	66,035
Marathon Oil Corp.	1,660	54,946
EOG Resources, Inc.	590	54,852
National Oilwell Varco, Inc.	980	43,581
Baker Hughes, Inc.	1,013	43,154
Hess Corp.	690	40,793

		Market
	Shares	Value
COMMON STOCKS† - 65.3% (continued)
Energy - 7.1% (continued)
Chesapeake Energy Corp.	1,534	$34,745
Spectra Energy Corp.	1,520	34,276
Peabody Energy Corp.	627	30,729
Noble Energy, Inc.	406	30,486
Murphy Oil Corp.	450	27,864
Southwestern Energy Co.*	810	27,086
Williams Companies, Inc.	1,370	26,181
Cameron International Corp.*	570	24,487
Valero Energy Corp.	1,331	23,306
El Paso Corp.	1,650	20,427
Consol Energy, Inc.	530	19,589
FMC Technologies, Inc.*	278	18,985
Pioneer Natural Resources Co.	270	17,558
Denbury Resources, Inc.*	937	14,889
Range Resources Corp.	382	14,566
EQT Corp.	350	12,621
QEP Resources, Inc.	410	12,357
Nabors Industries Ltd.*	670	12,100
Diamond Offshore Drilling, Inc.	159	10,775
Sunoco, Inc.	280	10,220
Helmerich & Payne, Inc.	250	10,115
Rowan Companies, Inc.*	269	8,167
Massey Energy Co.	240	7,445
Cabot Oil & Gas Corp.	236	7,106
Tesoro Corp.	330	4,409

Total Energy		2,648,925

Industrials - 7.1%
General Electric Co.	25,067	407,339
United Technologies Corp.	2,180	155,281
United Parcel Service, Inc. —
Class B	2,320	154,721
3M Co.	1,667	144,546
Caterpillar, Inc.	1,477	116,210
Boeing Co.	1,720	114,449
Union Pacific Corp.	1,170	95,706
Emerson Electric Co.	1,760	92,682
Honeywell International, Inc.	1,813	79,663
Deere & Co.	990	69,082
FedEx Corp.	745	63,697
General Dynamics Corp.	890	55,901
Illinois Tool Works, Inc.	1,180	55,484
Norfolk Southern Corp.	860	51,179
Danaher Corp.	1,250	50,763
Lockheed Martin Corp.	700	49,896
CSX Corp.	890	49,235
Tyco International, Ltd.	1,170	42,974
Cummins, Inc.	470	42,573
Precision Castparts Corp.	330	42,025
Northrop Grumman Corp.	690	41,835
PACCAR, Inc.	850	40,927
Raytheon Co.	880	40,225
Waste Management, Inc.	1,120	40,029
Eaton Corp.	387	31,924
CH Robinson Worldwide, Inc.	387	27,059
Parker Hannifin Corp.	380	26,623
Expeditors International of
Washington, Inc.	500	23,115

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Nova Fund

		Market
	Shares	Value
COMMON STOCKS† - 65.3% (continued)
Industrials - 7.1% (continued)
Dover Corp.	440	$22,972
Southwest Airlines Co.	1,754	22,925
Republic Services, Inc. — Class A	720	21,953
Rockwell Collins, Inc.	370	21,552
Goodrich Corp.	290	21,382
Fluor Corp.	420	20,803
Rockwell Automation, Inc.	330	20,371
ITT Corp.	430	20,137
L-3 Communications Holdings, Inc.
— Class 3	268	19,368
First Solar, Inc.*	129	19,008
Fastenal Co.	350	18,616
WW Grainger, Inc.	140	16,675
Roper Industries, Inc.	217	14,144
Stericycle, Inc.*	200	13,896
Flowserve Corp.	126	13,787
Textron, Inc.	640	13,158
Pall Corp.	268	11,160
Jacobs Engineering Group, Inc.*	288	11,146
Iron Mountain, Inc.	470	10,500
Pitney Bowes, Inc.	480	10,262
Avery Dennison Corp.	260	9,651
Quanta Services, Inc.*	487	9,292
Masco Corp.	840	9,248
Robert Half International, Inc.	350	9,100
Equifax, Inc.	290	9,048
Dun & Bradstreet Corp.	120	8,897
Cintas Corp.	310	8,540
RR Donnelley & Sons Co.	478	8,107
Snap-On, Inc.	136	6,325
Ryder System, Inc.	120	5,132

Total Industrials		2,632,298

Consumer Discretionary - 6.8%
McDonald’s Corp.	2,500	186,275
Walt Disney Co.	4,480	148,333
Amazon.com, Inc.*	830	130,360
Home Depot, Inc.	3,900	123,552
Comcast Corp. — Class A	6,580	118,966
Ford Motor Co.*	8,057	98,618
Target Corp.	1,690	90,314
DIRECTV — Class A*	2,030	84,509
Time Warner, Inc.	2,640	80,916
Lowe’s Companies, Inc.	3,290	73,334
NIKE, Inc. — Class B	910	72,927
News Corp. — Class A*	5,355	69,936
Viacom, Inc. — Class B	1,429	51,716
Yum! Brands, Inc.	1,090	50,205
Johnson Controls, Inc.	1,577	48,099
Time Warner Cable, Inc. — Class A	827	44,650
Starbucks Corp.	1,740	44,509
TJX Companies, Inc.	940	41,952
Carnival Corp.	1,020	38,974
Priceline.com, Inc.*	110	38,317
Kohl’s Corp.*	720	37,930
Staples, Inc.	1,710	35,773
Best Buy Company, Inc.	810	33,072
Coach, Inc.	700	30,072

		Market
	Shares	Value
COMMON STOCKS† - 65.3% (continued)
Consumer Discretionary - 6.8% (continued)
Discovery Communications, Inc. —
Class A*	670	$29,178
Omnicom Group, Inc.	710	28,031
Bed Bath & Beyond, Inc.*	620	26,914
CBS Corp. — Class B	1,603	25,424
Marriott International, Inc. —
Class A	673	24,114
Stanley Black & Decker, Inc.	390	23,899
McGraw-Hill Companies, Inc.	720	23,803
Starwood Hotels & Resorts
Worldwide, Inc.	450	23,648
Macy’s, Inc.	988	22,813
Mattel, Inc.	840	19,706
The Gap, Inc.	1,030	19,199
Fortune Brands, Inc.	360	17,723
O’Reilly Automotive, Inc.*	330	17,556
AutoZone, Inc.*	75	17,168
Limited Brands, Inc.	620	16,604
Genuine Parts Co.	370	16,498
VF Corp.	200	16,204
Harley-Davidson, Inc.	550	15,642
Wynn Resorts Ltd.	180	15,619
Apollo Group, Inc. — Class A*	300	15,405
Ross Stores, Inc.	280	15,294
JC Penney Company, Inc.	550	14,949
Nordstrom, Inc.	400	14,880
Hasbro, Inc.	330	14,688
Whirlpool Corp.	180	14,573
CarMax, Inc.*	520	14,487
Tiffany & Co.	300	14,097
Expedia, Inc.	487	13,738
Darden Restaurants, Inc.	320	13,690
Family Dollar Stores, Inc.	310	13,690
Polo Ralph Lauren Corp. — Class A	147	13,209
Wyndham Worldwide Corp.	420	11,537
Interpublic Group of Companies,
Inc.*	1,150	11,534
Newell Rubbermaid, Inc.	647	11,523
International Game Technology	700	10,115
Scripps Networks Interactive, Inc.
— Class A	210	9,992
Urban Outfitters, Inc.*	297	9,338
H&R Block, Inc.	720	9,324
Abercrombie & Fitch Co. — Class A	210	8,257
Leggett & Platt, Inc.	340	7,738
DR Horton, Inc.	658	7,317
Sears Holdings Corp.*	100	7,214
DeVry, Inc.	146	7,185
Pulte Group, Inc.*	789	6,912
GameStop Corp. — Class A*	350	6,899
Gannett Company, Inc.	560	6,849
Goodyear Tire & Rubber Co.*	570	6,127
RadioShack Corp.	287	6,122
Big Lots, Inc.*	180	5,985
Lennar Corp. — Class A	370	5,691
Harman International Industries,
Inc.*	156	5,212

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Nova Fund

		Market
	Shares	Value
COMMON STOCKS† - 65.3% (continued)
Consumer Discretionary - 6.8% (continued)
Washington Post Co. — Class B	10	$3,994
AutoNation, Inc.*	150	3,487
Office Depot, Inc.*	650	2,990
Meredith Corp.	89	2,965
Eastman Kodak Co.*	627	2,633
New York Times Co. — Class A*	276	2,136

Total Consumer Discretionary		2,524,828

Utilities - 2.4%
Southern Co.	1,955	72,804
Exelon Corp.	1,546	65,829
Dominion Resources, Inc.	1,380	60,251
Duke Energy Corp.	3,090	54,724
NextEra Energy, Inc.	977	53,139
PG&E Corp.	925	42,013
American Electric Power Co., Inc.	1,120	40,578
Public Service Enterprise Group,
Inc.	1,189	39,332
Entergy Corp.	440	33,673
Consolidated Edison, Inc.	660	31,825
Sempra Energy	577	31,042
PPL Corp.	1,134	30,879
Progress Energy, Inc.	690	30,650
FirstEnergy Corp.	710	27,363
Edison International	757	26,033
Xcel Energy, Inc.	1,077	24,739
DTE Energy Co.	399	18,326
AES Corp.*	1,560	17,706
Ameren Corp.	557	15,819
Wisconsin Energy Corp.	270	15,606
CenterPoint Energy, Inc.	987	15,516
Constellation Energy Group, Inc.	470	15,153
NRG Energy, Inc.*	590	12,284
Northeast Utilities	410	12,124
NiSource, Inc.	649	11,293
Oneok, Inc.	250	11,260
SCANA Corp.	260	10,483
Pinnacle West Capital Corp.	247	10,194
Allegheny Energy, Inc.	400	9,808
CMS Energy Corp.	540	9,731
Pepco Holdings, Inc.	519	9,653
Integrys Energy Group, Inc.	176	9,162
TECO Energy, Inc.	500	8,660
Nicor, Inc.	107	4,903

Total Utilities		882,555

Materials - 2.3%
E. I. du Pont de Nemours & Co.	2,134	95,219
Freeport-McMoRan Copper & Gold,
Inc. — Class B	1,099	93,844
Dow Chemical Co.	2,721	74,719
Newmont Mining Co.	1,150	72,231
Praxair, Inc.	717	64,716
Monsanto Co.	1,270	60,871
Air Products & Chemicals, Inc.	497	41,162
Alcoa, Inc.	2,390	28,943
PPG Industries, Inc.	390	28,392
Nucor Corp.	740	28,268
Ecolab, Inc.	550	27,907

		Market
	Shares	Value
COMMON STOCKS† - 65.3% (continued)
Materials - 2.3% (continued)
International Paper Co.	1,020	$22,185
Cliffs Natural Resources, Inc.	316	20,199
Sigma-Aldrich Corp.	280	16,906
CF Industries Holdings, Inc.	170	16,235
Sherwin-Williams Co.	210	15,779
United States Steel Co.	340	14,906
Eastman Chemical Co.	170	12,580
Ball Corp.	210	12,358
FMC Corp.	170	11,630
Airgas, Inc.	170	11,551
Vulcan Materials Co.	300	11,076
Allegheny Technologies, Inc.	230	10,683
Owens-Illinois, Inc.*	380	10,663
Pactiv Corp.*	320	10,554
MeadWestvaco Corp.	397	9,679
International Flavors & Fragrances, Inc.	190	9,219
Sealed Air Corp.	370	8,318
Bemis Company, Inc.	257	8,160
Titanium Metals Corp.*	214	4,271
AK Steel Holding Corp.	256	3,535

Total Materials		856,759

Telecommunication Services - 2.1%
AT&T, Inc.	13,851	396,138
Verizon Communications, Inc.	6,627	215,974
American Tower Corp. — Class A*	938	48,082
Sprint Nextel Corp.*	7,000	32,410
CenturyLink, Inc.	710	28,017
Qwest Communications
International, Inc.	4,079	25,575
Frontier Communications Corp.	2,331	19,044
Windstream Corp.	1,130	13,888
MetroPCS Communications, Inc.*	610	6,381

Total Telecommunication Services		785,509

TOTAL COMMON STOCKS
(Cost $16,248,767)		24,224,227

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Nova Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 38.3%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10[2]	$5,853,829	$5,853,829
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	2,085,555	2,085,555
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	2,085,555	2,085,555
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	2,085,555	2,085,555
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	2,085,555	2,085,555

TOTAL REPURCHASE AGREEMENTS
(Cost $14,196,049)		14,196,049

Total Investments - 103.6%
(Cost $30,444,816)		$38,420,276
Liabilities, Less Cash & Other Assets - (3.6)%		(1,331,268)

Total Net Assets - 100.0%		$37,089,008

		Unrealized
	Contracts	Gain
FUTURE CONTRACTS PURCHASED†
December 2010 S&P 500 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $4,714,400)	83	$98,667

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services,
Inc.
October 2010 S&P 500 Index
Swap, Terminating 10/26/10[3]
(Notional Market Value
$2,083,794)	1,826	$(1,176)
Goldman Sachs International
October 2010 S&P 500 Index
Swap, Terminating 10/27/10[3]
(Notional Market Value
$7,997,399)	7,008	(4,489)
Credit Suisse Capital, LLC
October 2010 S&P 500 Index
Swap, Terminating 10/29/10[3]
(Notional Market Value $16,679,376)	14,616	(51,468)

(Total Notional Market Value
$26,760,569)		$(57,133)

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Sector Funds
September 30, 2010	Precious Metals Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5%
Materials - 99.5%
Freeport-McMoRan Copper & Gold,
Inc. — Class B	163,709	$13,979,112
Newmont Mining Co.	114,502	7,191,871
Barrick Gold Corp.	153,254	7,094,128
Goldcorp, Inc.	136,573	5,943,657
Agnico-Eagle Mines Ltd.	65,972	4,685,991
Silver Wheaton Corp.*	171,881	4,580,629
Yamana Gold, Inc.	338,848	3,862,867
Southern Copper Co.	101,265	3,556,427
Kinross Gold Corp.	178,068	3,345,898
Randgold Resources Ltd. ADR	31,818	3,228,254
Gold Fields Ltd. ADR	199,377	3,044,487
Eldorado Gold Corp.	162,507	3,004,754
AngloGold Ashanti Ltd. ADR	64,439	2,979,659
Hecla Mining Co.*	453,841	2,868,275
Coeur d’Alene Mines Corp.*	143,807	2,864,635
Titanium Metals Corp.*	136,191	2,718,372
Stillwater Mining Co.*	151,509	2,551,412
IAMGOLD Corp.	141,427	2,504,672
Cia de Minas Buenaventura S.A.
ADR	55,294	2,498,183
Harmony Gold Mining Company
Ltd. ADR	177,526	2,004,269
Pan American Silver Corp.	66,857	1,978,299

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Materials - 99.5% (continued)
Newcrest Mining Ltd. ADR	49,851	$1,919,264
Royal Gold, Inc.	34,100	1,699,544
Silver Standard Resources, Inc.*	54,884	1,096,582
Gammon Gold, Inc.*	142,093	996,072
Silvercorp Metals, Inc.	119,869	992,515
Novagold Resources, Inc.*	112,965	987,314
New Gold, Inc.*	118,250	795,822
Allied Nevada Gold Corp.*	25,618	678,877
Seabridge Gold, Inc.*	21,730	623,216
Jaguar Mining, Inc.*	76,758	498,927

Total Materials		96,773,984

TOTAL COMMON STOCKS
(Cost $48,420,661)		96,773,984

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT ††,1 - 0.8%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	738,538	738,538

TOTAL REPURCHASE AGREEMENT
(Cost $738,538)		738,538

Total Investments - 100.3%
(Cost $49,159,199)		$97,512,522
Liabilities, Less Cash & Other Assets - (0.3)%		(245,065)

Total Net Assets - 100.0%		$97,267,457

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

Schedule of Investments	Speciality Funds
September 30, 2010	Real Estate Fund

		Market
	Shares	Value
COMMON STOCKS † - 99.4%
Real Estate Investment Trusts (REITs) - 91.3%
Specialized REIT’s - 25.7%
Public Storage	9,062	$879,376
HCP, Inc.	19,531	702,725
Host Hotels & Resorts, Inc.	43,695	632,704
Ventas, Inc.	11,644	600,481
Health Care REIT, Inc.	10,976	519,604
Plum Creek Timber Company, Inc.	13,890	490,317
Nationwide Health Properties, Inc.	11,783	455,649
Rayonier, Inc.	8,566	429,328
Senior Housing Properties Trust	16,249	381,852
Hospitality Properties Trust	15,446	344,909
Omega Healthcare Investors, Inc.	14,049	315,400
Entertainment Properties Trust	6,944	299,842
LaSalle Hotel Properties	11,258	263,325
DiamondRock Hospitality Co.*	27,659	262,484
Extra Space Storage, Inc.	16,231	260,345
Healthcare Realty Trust, Inc.	10,844	253,641
Medical Properties Trust, Inc.	22,621	229,377
Potlatch Corp.	6,567	223,278
Sovran Self Storage, Inc.	5,150	195,185
U-Store-It Trust	22,706	189,595
Hersha Hospitality Trust	35,192	182,295
Sunstone Hotel Investors, Inc.*	19,486	176,738
National Health Investors, Inc.	3,040	133,942

Total Specialized REIT’s		8,422,392

Retail REIT’s - 19.3%
Simon Property Group, Inc.	11,971	1,110,191
Kimco Realty Corp.	34,897	549,628
Macerich Co.	11,568	496,846
General Growth Properties, Inc.	30,879	481,712
Federal Realty Investment Trust	5,896	481,467
Realty Income Corp.	11,736	395,738
Regency Centers Corp.	9,635	380,293
Developers Diversified Realty Corp.	30,934	347,080
Weingarten Realty Investors	15,818	345,149
Taubman Centers, Inc.	7,399	330,069
National Retail Properties, Inc.	12,839	322,387
Tanger Factory Outlet Centers	6,457	304,383
CBL & Associates Properties, Inc.	20,922	273,241
Equity One, Inc.	10,962	185,039
Acadia Realty Trust	8,717	165,623
Pennsylvania Real Estate
Investment Trust	12,998	154,156

Total Retail REIT’s		6,323,002

Office REIT’s - 14.3%
Boston Properties, Inc.	8,707	723,726
Digital Realty Trust, Inc.	7,742	477,681
SL Green Realty Corp.	7,262	459,903
Alexandria Real Estate Equities,
Inc.	5,076	355,320
Duke Realty Corp.	28,920	335,183
Mack-Cali Realty Corp.	10,165	332,497
Douglas Emmett, Inc.	18,590	325,511
Highwoods Properties, Inc.	9,858	320,089
BioMed Realty Trust, Inc.	16,807	301,182
Corporate Office Properties Trust	8,072	301,166
Brandywine Realty Trust	22,211	272,085
Kilroy Realty Corp.	8,130	269,428

		Market
	Shares	Value
COMMON STOCKS † - 99.4% (continued)
Real Estate Investment Trusts (REITs) - 91.3% (continued)
Office REIT’s - 14.3% (continued)
Lexington Realty Trust	31,095	$222,640

Total Office REIT’s		4,696,411

Residential REIT’s - 14.0%
Equity Residential	16,451	782,574
AvalonBay Communities, Inc.	5,792	601,963
UDR, Inc.	18,668	394,268
Essex Property Trust, Inc.	3,571	390,810
Camden Property Trust	7,766	372,535
BRE Properties, Inc.	8,015	332,623
Apartment Investment &
Management Co. — Class A	15,214	325,275
Home Properties, Inc.	5,600	296,240
Mid-America Apartment
Communities, Inc.	4,934	287,554
Equity Lifestyle Properties, Inc.	5,030	274,034
American Campus Communities,
Inc.	8,866	269,881
Post Properties, Inc.	8,960	250,163

Total Residential REIT’s		4,577,920

Diversified REIT’s - 6.4%
Vornado Realty Trust	9,926	848,971
Liberty Property Trust	12,456	397,346
Washington Real Estate
Investment Trust	9,484	300,927
Colonial Properties Trust	14,126	228,700
Cousins Properties, Inc.	25,634	183,027
PS Business Parks, Inc.	2,730	154,436

Total Diversified REIT’s		2,113,407

Industrial REIT’s - 4.8%
ProLogis	43,356	510,734
AMB Property Corp.	16,775	444,034
DuPont Fabros Technology, Inc.	10,034	252,355
DCT Industrial Trust, Inc.	43,114	206,516
EastGroup Properties, Inc.	4,674	174,714

Total Industrial REIT’s		1,588,353

Mortgage REIT’s - 4.0%
MFA Financial, Inc.	40,905	312,105
Redwood Trust, Inc.	14,970	216,466
Hatteras Financial Corp.	7,311	208,144
Anworth Mortgage Asset Corp.	27,816	198,328
American Capital Agency Corp.	7,050	187,319
Capstead Mortgage Corp.	16,733	181,888

Total Mortgage REIT’s		1,304,250

Mortgage Reit’s - 2.0%
Annaly Capital Management, Inc.	37,939	667,726

Office Reit’s - 0.8%
CommonWealth REIT	10,074	257,894

Total Real Estate Investment
Trusts (REITs)		29,951,355

Real Estate Management & Development - 8.1%
Real Estate Services - 3.0%
CB Richard Ellis Group, Inc. —
Class A*	30,143	551,014

Schedule of Investments	Speciality Funds
September 30, 2010	Real Estate Fund

		Market
	Shares	Value
COMMON STOCKS † - 99.4% (continued)
Real Estate Management & Development - 8.1% (continued)
Real Estate Services - 3.0% (continued)
Jones Lang LaSalle, Inc.	4,998	$431,178

Total Real Estate Services		982,192

Diversified Real Estate Activities - 2.4%
Brookfield Asset Management, Inc.
— Class A	16,146	458,062
St. Joe Co.*	12,617	313,785

Total Diversified Real Estate
Activities		771,847

Real Estate Management & Development - 1.8%
E-House China Holdings Ltd. ADR	16,036	302,599
Forest City Enterprises, Inc. —
Class A*	23,370	299,837

Total Real Estate Management & Development		602,436

		Market
	Shares	Value
COMMON STOCKS † - 99.4% (continued)
Real Estate Management & Development - 8.1% (continued)
Real Estate Operating Companies - 0.9%
Brookfield Properties Corp.	19,556	$303,509

Total Real Estate Management & Development		2,659,984

TOTAL COMMON STOCKS
(Cost $21,271,508)		32,611,339

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT ††,1 - 0.4%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	129,159	129,159

TOTAL REPURCHASE AGREEMENT
(Cost $129,159)		129,159

Total Investments - 99.8%
(Cost $21,400,667)		$32,740,498
Cash & Other Assets, Less Liabilities - 0.2%		53,669

Total Net Assets - 100.0%		$32,794,167

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreement - See Note –2.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Schedule of Investments	Sector Funds
September 30, 2010	Retailing Fund

		Market
	Shares	Value
COMMON STOCKS † - 99.9%
Consumer Discretionary - 81.7%
Amazon.com, Inc.*	2,018	$316,947
Home Depot, Inc.	7,798	247,041
Target Corp.	3,953	211,248
Lowe’s Companies, Inc.	8,594	191,560
Priceline.com, Inc.*	529	184,272
Best Buy Company, Inc.	3,589	146,539
TJX Companies, Inc.	3,205	143,039
Kohl’s Corp.*	2,598	136,863
Staples, Inc.	6,256	130,876
Bed Bath & Beyond, Inc.*	2,796	121,374
AutoZone, Inc.*	526	120,407
Expedia, Inc.	4,013	113,207
The Gap, Inc.	5,991	111,672
NetFlix, Inc.*	685	111,080
Macy’s, Inc.	4,741	109,470
Dollar General Corp.*	3,634	106,294
Limited Brands, Inc.	3,884	104,013
CarMax, Inc.*	3,573	99,544
Liberty Media Corporation - Interactive*	7,025	96,313
Nordstrom, Inc.	2,562	95,306
Sears Holdings Corp.*	1,320	95,225
O’Reilly Automotive, Inc.*	1,775	94,430
Genuine Parts Co.	2,084	92,926
Dollar Tree, Inc.*	1,854	90,401
JC Penney Company, Inc.	3,234	87,900
Family Dollar Stores, Inc.	1,967	86,863
Tiffany & Co.	1,839	86,415
Ross Stores, Inc.	1,552	84,770
Advance Auto Parts, Inc.	1,392	81,683
Urban Outfitters, Inc.*	2,311	72,658
Guess?, Inc.	1,771	71,956
PetSmart, Inc.	2,047	71,645
AutoNation, Inc.*	3,059	71,122
Williams-Sonoma, Inc.	2,203	69,835
Abercrombie & Fitch Co. — Class A	1,699	66,805
American Eagle Outfitters, Inc.	4,234	63,341
Tractor Supply Co.	1,595	63,258
Dick’s Sporting Goods, Inc.*	2,181	61,155
GameStop Corp. — Class A*	3,016	59,445
LKQ Corp.*	2,856	59,405
Signet Jewelers Ltd.*	1,782	56,561
RadioShack Corp.	2,561	54,626
Big Lots, Inc.*	1,630	54,197
Foot Locker, Inc.	3,544	51,494
HSN, Inc.*	1,589	47,511

		Market
	Shares	Value
COMMON STOCKS † - 99.9% (continued)
Consumer Discretionary - 81.7% (continued)
Ulta Salon Cosmetics & Fragrance,
Inc.*	1,616	$47,187
Chico’s FAS, Inc.	4,291	45,141
Dress Barn, Inc.*	1,880	44,650
Aeropostale, Inc.*	1,918	44,593
J Crew Group, Inc.*	1,292	43,437
Cabela’s, Inc.*	2,154	40,883
Men’s Wearhouse, Inc.	1,709	40,657
Rent-A-Center, Inc. — Class A	1,811	40,530
DSW, Inc. — Class A*	1,405	40,323
Childrens Place Retail Stores, Inc.*	820	39,991
Dillard’s, Inc. — Class A	1,691	39,975
Aaron’s, Inc.	2,149	39,649
Penske Automotive Group, Inc.*	2,941	38,821
Saks, Inc.*	4,469	38,433
Jos A. Bank Clothiers, Inc.*	901	38,392
Jo-Ann Stores, Inc.*	859	38,268
AnnTaylor Stores Corp.*	1,819	36,817
Gymboree Corp.*	878	36,472
Office Depot, Inc.*	7,812	35,935
Buckle, Inc.	1,238	32,857
hhgregg, Inc.*	1,310	32,436
Barnes & Noble, Inc.	1,968	31,901
OfficeMax, Inc.*	2,422	31,704
Collective Brands, Inc.*	1,960	31,634

Total Consumer Discretionary		5,623,378

Consumer Staples - 18.2%
Wal-Mart Stores, Inc.	9,053	484,517
CVS Caremark Corp.	7,005	220,447
Walgreen Co.	6,185	207,198
Costco Wholesale Corp.	2,929	188,891
Cia Brasileira de Distribuicao
Grupo Pao de Acucar ADR	1,459	100,700
BJ’s Wholesale Club, Inc.*	1,228	50,962

Total Consumer Staples		1,252,715

TOTAL COMMON STOCKS
(Cost $4,589,435)		6,876,093

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT ††,1 - 0.7%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	47,766	47,766

TOTAL REPURCHASE AGREEMENT
(Cost $47,766)		47,766

Total Investments - 100.6%
(Cost $4,637,201)		$6,923,859
Liabilities, Less Cash & Other Assets - (0.6)%		(42,578)

Total Net Assets - 100.0%		$6,881,281

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000 ® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS † - 27.1%
Financials - 5.7%
Highwoods Properties, Inc.	194	$6,299
MFA Financial, Inc.	708	5,402
Home Properties, Inc.	102	5,396
Entertainment Properties Trust	124	5,354
Omega Healthcare Investors, Inc.	232	5,208
National Retail Properties, Inc.	206	5,173
BioMed Realty Trust, Inc.	287	5,143
Apollo Investment Corp.	491	5,023
American Capital Ltd.*	862	5,008
FirstMerit Corp.	272	4,983
Washington Real Estate
Investment Trust	155	4,918
Kilroy Realty Corp.	145	4,805
Mid-America Apartment
Communities, Inc.	82	4,779
American Campus Communities,
Inc.	156	4,749
Alterra Capital Holdings Ltd.	238	4,741
MGIC Investment Corp.*	511	4,717
Tanger Factory Outlet Centers	100	4,714
ProAssurance Corp.*	80	4,607
Platinum Underwriters Holdings
Ltd.	104	4,526
SVB Financial Group*	106	4,486
CBL & Associates Properties, Inc.	340	4,440
LaSalle Hotel Properties	181	4,234
Westamerica Bancorporation	77	4,196
First American Financial Corp.	270	4,034
Prosperity Bancshares, Inc.	124	4,026
Equity Lifestyle Properties, Inc.	72	3,923
Signature Bank*	100	3,884
Healthcare Realty Trust, Inc.	159	3,719
Stifel Financial Corp.*	80	3,703
DiamondRock Hospitality Co.*	388	3,682
Extra Space Storage, Inc.	217	3,481
Trustmark Corp.	159	3,457
Iberiabank Corp.	69	3,449
NewAlliance Bancshares, Inc.	272	3,433
Post Properties, Inc.	121	3,378
Umpqua Holdings Corp.	292	3,311
Potlatch Corp.	97	3,298
National Health Investors, Inc.	72	3,172
Northwest Bancshares, Inc.	280	3,133
Montpelier Re Holdings Ltd.	180	3,118
CNO Financial Group, Inc.*	557	3,086
PS Business Parks, Inc.	54	3,055
Webster Financial Corp.	173	3,038
PHH Corp.*	144	3,033
Sovran Self Storage, Inc.	80	3,032
Astoria Financial Corp.	219	2,985
Colonial Properties Trust	182	2,947
Knight Capital Group, Inc. —
Class A*	237	2,936
UMB Financial Corp.	82	2,912
Delphi Financial Group, Inc. —
Class A	116	2,899
Medical Properties Trust, Inc.	284	2,880

		Market
	Shares	Value
COMMON STOCKS † - 27.1% (continued)
Financials - 5.7% (continued)
Portfolio Recovery Associates, Inc.*	44	$2,845
Hatteras Financial Corp.	99	2,819
Argo Group International Holdings
Ltd.	81	2,814
Susquehanna Bancshares, Inc.	333	2,810
Redwood Trust, Inc.	194	2,805
Cash America International, Inc.	80	2,800
First Financial Bankshares, Inc.	59	2,772
Glacier Bancorp, Inc.	189	2,759
RLI Corp.	48	2,718
EastGroup Properties, Inc.	71	2,654
Wintrust Financial Corp.	81	2,625
Radian Group, Inc.	333	2,604
DCT Industrial Trust, Inc.	526	2,520
DuPont Fabros Technology, Inc.	100	2,515
United Bankshares, Inc.	98	2,439
FNB Corp.	284	2,431
Starwood Property Trust, Inc.	122	2,424
First Financial Bancorp	143	2,385
Hancock Holding Co.	79	2,375
Cathay General Bancorp	199	2,366
KBW, Inc.	92	2,355
American Capital Agency Corp.	88	2,338
Tower Group, Inc.	100	2,335
Sunstone Hotel Investors, Inc.*	253	2,295
Old National Bancorp	216	2,268
Ezcorp, Inc. — Class A*	113	2,264
First Midwest Bancorp, Inc.	191	2,202
First Cash Financial Services, Inc.*	79	2,192
Park National Corp.	34	2,177
International Bancshares Corp.	128	2,162
Anworth Mortgage Asset Corp.	296	2,110
MB Financial, Inc.	130	2,109
Franklin Street Properties Corp.	169	2,099
Selective Insurance Group, Inc.	126	2,053
Community Bank System, Inc.	87	2,002
Whitney Holding Corp.	243	1,985
Columbia Banking System, Inc.	101	1,985
National Penn Bancshares, Inc.	317	1,981
Provident Financial Services, Inc.	160	1,978
NBT Bancorp, Inc.	89	1,964
Capstead Mortgage Corp.	180	1,957
U-Store-It Trust	234	1,954
Ocwen Financial Corp.*	189	1,916
Acadia Realty Trust	100	1,900
BlackRock Kelso Capital Corp.	165	1,897
Alexander’s, Inc.	6	1,895
MF Global Holdings Ltd.*	258	1,858
Government Properties Income
Trust	69	1,842
Horace Mann Educators Corp.	103	1,831
Prospect Capital Corp.	185	1,796
Pico Holdings, Inc.*	60	1,792
Employers Holdings, Inc.	113	1,782
World Acceptance Corp.*	40	1,766
Greenlight Capital Re Ltd. —
Class A*	70	1,751

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Financials - 5.7% (continued)
Lexington Realty Trust	242	$1,733
Texas Capital Bancshares, Inc.*	100	1,727
Getty Realty Corp.	63	1,690
optionsXpress Holdings, Inc.*	110	1,690
Sun Communities, Inc.	55	1,688
Forestar Group, Inc.*	99	1,688
CVB Financial Corp.	224	1,682
Pennsylvania Real Estate
Investment Trust	141	1,672
Cousins Properties, Inc.	231	1,649
Investors Real Estate Trust	195	1,634
Fifth Street Finance Corp.	145	1,615
LTC Properties, Inc.	63	1,608
Inland Real Estate Corp.	193	1,604
Pebblebrook Hotel Trust*	88	1,585
Oriental Financial Group, Inc.	119	1,583
PacWest Bancorp	83	1,582
Nelnet, Inc. — Class A	69	1,579
Equity One, Inc.	93	1,570
American Equity Investment Life Holding Co.	153	1,567
Investment Technology Group,
Inc.*	109	1,550
Invesco Mortgage Capital, Inc.	71	1,528
Brookline Bancorp, Inc.	153	1,527
Compass Diversified Holdings	94	1,519
Dollar Financial Corp.*	72	1,503
Strategic Hotels & Resorts, Inc.*	354	1,501
Hersha Hospitality Trust	287	1,487
Infinity Property & Casualty Corp.	30	1,463
PrivateBancorp, Inc. — Class A	127	1,447
National Financial Partners Corp.*	113	1,432
Safety Insurance Group, Inc.	34	1,429
Piper Jaffray Cos.*	49	1,427
Primerica, Inc.	70	1,424
First Potomac Realty Trust	94	1,410
Investors Bancorp, Inc.*	119	1,409
National Western Life Insurance Co. — Class A	10	1,407
Chemical Financial Corp.	68	1,403
First Commonwealth Financial Corp.	257	1,401
Oritani Financial Corp.	138	1,377
Flagstone Reinsurance Holdings S.A.	129	1,369
Capital Southwest Corp.	15	1,362
MarketAxess Holdings, Inc.	80	1,358
Independent Bank Corp.	60	1,351
Navigators Group, Inc.*	30	1,339
PMI Group, Inc.*	361	1,325
Glimcher Realty Trust	212	1,304
Home Bancshares, Inc.	63	1,280
Meadowbrook Insurance Group, Inc.	142	1,274
United Fire & Casualty Co.	60	1,273
Boston Private Financial Holdings, Inc.	192	1,256

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Financials - 5.7% (continued)
Sterling Bancshares, Inc.	232	$1,246
Simmons First National Corp. — Class A	44	1,244
S&T Bancorp, Inc.	71	1,237
Artio Global Investors, Inc. — Class A	80	1,224
Walter Investment Management Corp.	69	1,207
City Holding Co.	39	1,196
Associated Estates Realty Corp.	84	1,174
Enstar Group Ltd.*	16	1,162
Cardtronics, Inc.*	75	1,157
Banco Latinoamericano de Comercio Exterior S.A. — Class E	80	1,156
Universal Health Realty Income Trust	33	1,136
FelCor Lodging Trust, Inc.*	244	1,122
Urstadt Biddle Properties, Inc. — Class A	62	1,121
Trustco Bank Corp.	201	1,118
MCG Capital Corp.	191	1,115
Ramco-Gershenson Properties Trust	104	1,114
Sandy Spring Bancorp, Inc.	71	1,100
Hilltop Holdings, Inc.*	114	1,092
Western Alliance Bancorp*	163	1,092
Bank of the Ozarks, Inc.	29	1,076
Retail Opportunity Investments Corp.	112	1,072
Saul Centers, Inc.	25	1,049
Evercore Partners, Inc. — Class A	36	1,030
Bancfirst Corp.	25	1,011
Education Realty Trust, Inc.	140	1,001
American Physicians Capital, Inc.	24	995
Hercules Technology Growth Capital, Inc.	98	991
Harleysville Group, Inc.	30	984
FPIC Insurance Group, Inc.*	28	982
WesBanco, Inc.	60	980
Cohen & Steers, Inc.	45	976
Duff & Phelps Corp. — Class A	72	970
PennantPark Investment Corp.	90	955
Tompkins Financial Corp.	24	952
AMERISAFE, Inc.*	50	939
SCBT Financial Corp.	30	936
Parkway Properties, Inc.	63	932
Dime Community Bancshares, Inc.	66	914
Maiden Holdings Ltd.	120	913
Citizens Republic Bancorp, Inc.*	1,001	902
TowneBank	60	898
Flushing Financial Corp.	77	890
Ashford Hospitality Trust, Inc.*	98	887
First Financial Corp.	30	885
Renasant Corp.	58	882
Amtrust Financial Services, Inc.	60	871
Cedar Shopping Centers, Inc.	143	869
MVC Capital, Inc.	67	869

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Financials - 5.7% (continued)
BGC Partners, Inc. — Class A	144	$860
FBL Financial Group, Inc. — Class A	33	857
Cypress Sharpridge Investments, Inc.	64	854
Southside Bancshares, Inc.	45	850
Lakeland Financial Corp.	45	840
First Industrial Realty Trust, Inc.*	165	837
Beneficial Mutual Bancorp, Inc.*	91	816
Colony Financial, Inc.	44	813
Oppenheimer Holdings, Inc. — Class A	29	811
Pinnacle Financial Partners, Inc.*	88	809
Provident New York Bancorp	96	805
Diamond Hill Investment Group, Inc.	11	803
GFI Group, Inc.	172	798
CapLease, Inc.	140	783
American Physicians Service Group, Inc.	24	776
StellarOne Corp.	61	776
eHealth, Inc.*	60	775
Danvers Bancorp, Inc.	50	766
TICC Capital Corp.	73	756
1st Source Corp.	43	746
Camden National Corp.	21	728
CNA Surety Corp.*	40	717
iStar Financial, Inc.*	234	716
Pennymac Mortgage Investment Trust	40	716
Nara Bancorp, Inc.*	100	706
Community Trust Bancorp, Inc.	26	704
Safeguard Scientifics, Inc.*	56	702
NorthStar Realty Finance Corp.	187	699
Main Street Capital Corp.	44	699
Univest Corporation of Pennsylvania	40	698
Cardinal Financial Corp.	72	692
Cogdell Spencer, Inc.	109	689
Washington Trust Bancorp, Inc.	36	688
Citizens, Inc.*	99	682
Resource Capital Corp.	107	679
Gladstone Capital Corp.	59	665
Great Southern Bancorp, Inc.	30	653
Tejon Ranch Co.*	30	650
Two Harbors Investment Corp.	72	649
SY Bancorp, Inc.	26	645
PMA Capital Corp. — Class A*	85	641
Westfield Financial, Inc.	82	640
TradeStation Group, Inc.*	96	632
Phoenix Companies, Inc.*	299	628
Bridge Bancorp, Inc.	25	625
Abington Bancorp, Inc.	59	622
Kite Realty Group Trust	139	617
GAMCO Investors, Inc. — Class A	16	616
International Assets Holding Corp.*	34	615
Kennedy-Wilson Holdings, Inc.*	58	615
Encore Capital Group, Inc.*	34	613

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Financials - 5.7% (continued)
Sterling Bancorp — Class N	70	$608
Bank Mutual Corp.	117	607
Credit Acceptance Corp.*	10	606
Southwest Bancorp, Inc.	46	597
First Busey Corp.	131	596
State Auto Financial Corp.	39	593
Republic Bancorp, Inc. — Class A	28	592
Advance America Cash Advance Centers, Inc.	143	576
Calamos Asset Management, Inc. — Class A	50	575
First of Long Island Corp.	23	575
SeaBright Holdings, Inc.	71	572
Monmouth Real Estate Investment Corp. — Class A	73	571
NGP Capital Resources Co.	63	571
National Bankshares, Inc.	22	568
Financial Institutions, Inc.	32	565
WSFS Financial Corp.	15	563
Presidential Life Corp.	57	559
Suffolk Bancorp	22	557
German American Bancorp, Inc.	32	549
Union First Market Bankshares Corp.	42	548
Kayne Anderson Energy
Development Co.	34	546
First Bancorp	40	545
Winthrop Realty Trust	44	544
United Community Banks, Inc.*	242	542
Arlington Asset Investment Corp. — Class A	23	536
OceanFirst Financial Corp.	43	528
Hudson Valley Holding Corp.	27	527
West Coast Bancorp*	230	524
Ameris Bancorp	56	524
Centerstate Banks, Inc.	61	523
NewStar Financial, Inc.*	70	519
SWS Group, Inc.	72	516
First Community Bancshares, Inc.	40	516
Global Indemnity plc — Class A*	32	514
Berkshire Hills Bancorp, Inc.	27	512
Baldwin & Lyons, Inc. — Class B	20	509
Newcastle Investment Corp.*	163	505
Territorial Bancorp, Inc.	30	505
First Merchants Corp.	66	504
Washington Banking Co.	36	499
Excel Trust, Inc.	44	496
Penns Woods Bancorp, Inc.	15	496
Trico Bancshares	32	492
Lakeland Bancorp, Inc.	58	489
Home Federal Bancorp, Inc.	40	487
United Financial Bancorp, Inc.	36	486
Agree Realty Corp.	19	480
Arrow Financial Corp.	19	476
ESSA Bancorp, Inc.	40	474
Center Financial Corp.*	92	468
BankFinancial Corp.	51	468

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Financials - 5.7% (continued)
Northfield Bancorp, Inc.	43	$465
HFF, Inc. — Class A*	50	464
Dynex Capital, Inc.	43	464
Triangle Capital Corp.	29	463
Orrstown Financial Services, Inc.	20	463
Heartland Financial USA, Inc.	30	462
CoBiz Financial, Inc.	82	456
Chatham Lodging Trust	24	447
First Financial Holdings, Inc.	40	446
Avatar Holdings, Inc.*	23	439
American National Bankshares, Inc.	20	439
Pacific Continental Corp.	48	434
Apollo Commercial Real Estate Finance, Inc.	27	434
Consolidated-Tomoka Land Co.	15	428
CNB Financial Corp.	31	426
American Safety Insurance Holdings Ltd.*	26	425
Donegal Group, Inc. — Class A	32	418
National Interstate Corp.	19	414
Eagle Bancorp, Inc.*	36	413
Gladstone Commercial Corp.	24	412
FBR Capital Markets Corp.*	131	411
CreXus Investment Corp.	34	409
Stewart Information Services Corp.	36	407
Heritage Financial Corp.*	29	406
Ambac Financial Group, Inc.*	728	404
First Interstate Bancsystem, Inc. — Class A	30	404
Gladstone Investment Corp.	60	402
Financial Engines, Inc.*	30	398
Bancorp, Inc.*	59	395
First Mercury Financial Corp.	39	393
Chesapeake Lodging Trust	24	393
Citizens & Northern Corp.	30	390
Kearny Financial Corp.	44	388
1st United Bancorp, Inc.*	60	386
Enterprise Financial Services Corp.	41	381
Life Partners Holdings, Inc.	20	381
Peoples Bancorp, Inc.	30	371
Golub Capital BDC, Inc.	24	367
MainSource Financial Group, Inc.	48	367
ViewPoint Financial Group	39	361
Epoch Holding Corp.	28	361
Harris & Harris Group, Inc.*	84	359
UMH Properties, Inc.	33	354
Metro Bancorp, Inc.*	34	353
RAIT Financial Trust*	213	351
LaBranche & Company, Inc.*	90	351
Terreno Realty Corp.*	19	346
Capital City Bank Group, Inc.	28	340
First Marblehead Corp.*	144	337
Hanmi Financial Corp.*	263	337
Cowen Group, Inc. — Class A*	102	336
Virtus Investment Partners, Inc.*	11	333
Sanders Morris Harris Group, Inc.	58	328

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Financials - 5.7% (continued)
Bryn Mawr Bank Corp.	19	$327
State Bancorp, Inc.	36	323
Bank of Marin Bancorp	10	322
Home Bancorp, Inc.*	24	321
Wilshire Bancorp, Inc.	49	320
Gleacher & Company, Inc.*	199	320
Ames National Corp.	16	319
One Liberty Properties, Inc.	20	318
Thomas Properties Group, Inc.	89	318
Midsouth Bancorp, Inc.	22	311
Westwood Holdings Group, Inc.	9	304
OmniAmerican Bancorp, Inc.*	27	304
Medallion Financial Corp.	39	304
MPG Office Trust, Inc.*	120	300
Student Loan Corp.	10	297
Marlin Business Services Corp.*	24	288
Mission West Properties, Inc.	42	285
Kansas City Life Insurance Co.	9	281
Bancorp Rhode Island, Inc.	10	279
ESB Financial Corp.	20	278
Penson Worldwide, Inc.*	56	278
Sierra Bancorp	22	272
First Bancorp, Inc.	19	263
Virginia Commerce Bancorp, Inc.*	54	262
Clifton Savings Bancorp, Inc.	29	249
Hallmark Financial Services*	28	245
CompuCredit Holdings Corp.	50	241
THL Credit, Inc.	20	236
MidWestOne Financial Group, Inc.	16	235
Ladenburg Thalmann Financial Services, Inc.*	227	232
Rockville Financial, Inc.	20	230
Taylor Capital Group, Inc.*	20	229
Asta Funding, Inc.	30	229
West Bancorporation, Inc.*	36	227
Tower Bancorp, Inc.	11	223
Asset Acceptance Capital Corp.*	41	220
JMP Group, Inc.	36	220
Flagstar Bancorp, Inc.*	120	218
Farmer Mac — Class C	20	216
Solar Capital Ltd.	10	214
EMC Insurance Group, Inc.	10	213
Alliance Financial Corp.	7	212
Meridian Interstate Bancorp, Inc.*	20	211
Roma Financial Corp.	20	211
Green Bankshares, Inc.*	30	204
First South Bancorp, Inc.	20	198
BofI Holding, Inc.*	16	190
Peapack Gladstone Financial Corp.	16	188
Universal Insurance Holdings, Inc.	41	184
Primus Guaranty Ltd.*	40	182
NYMAGIC, Inc.	7	180
Merchants Bancshares, Inc.	7	175
Crawford & Co. — Class B*	69	168
Century Bancorp, Inc. — Class A	7	167
Pzena Investment Management, Inc. — Class A	21	144

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Financials - 5.7% (continued)
Encore Bancshares, Inc.*	20	$144
Porter Bancorp, Inc.	14	141
NASB Financial, Inc.	8	132
Gerova Financial Group Ltd.*	23	124
K-Fed Bancorp	15	118
Waterstone Financial, Inc.*	24	96
Rodman & Renshaw Capital Group, Inc.*	44	95
Fox Chase Bancorp, Inc.*	9	85
Doral Financial Corp.*	48	80
First BanCorp*	226	63
Heritage Financial Group	6	50

Total Financials		550,076

Information Technology - 5.1%
Riverbed Technology, Inc.*	172	7,840
TIBCO Software, Inc.*	412	7,309
VeriFone Systems, Inc.*	219	6,804
Rackspace Hosting, Inc.*	243	6,313
Parametric Technology Corp.*	289	5,647
ADTRAN, Inc.	156	5,507
Jack Henry & Associates, Inc.	211	5,381
Concur Technologies, Inc.*	100	4,944
Netlogic Microsystems, Inc.*	166	4,578
Acme Packet, Inc.*	115	4,363
SuccessFactors, Inc.*	173	4,344
RF Micro Devices, Inc.*	681	4,181
GSI Commerce, Inc.*	168	4,150
Ariba, Inc.*	216	4,082
Aruba Networks, Inc.*	187	3,991
Quest Software, Inc.*	161	3,959
Anixter International, Inc.*	73	3,941
Plantronics, Inc.	116	3,919
Hittite Microwave Corp.*	81	3,860
Progress Software Corp.*	115	3,807
TriQuint Semiconductor, Inc.*	390	3,744
Viasat, Inc.*	90	3,700
CACI International, Inc. — Class A*	80	3,621
Digital River, Inc.*	106	3,608
Microsemi Corp.*	210	3,602
Finisar Corp.*	190	3,570
Netezza Corp.*	131	3,530
Wright Express Corp.*	98	3,500
Veeco Instruments, Inc.*	100	3,487
Blackboard, Inc.*	95	3,424
Cavium Networks, Inc.*	114	3,279
InterDigital, Inc.*	110	3,257
Semtech Corp.*	160	3,230
Fair Isaac Corp.	130	3,206
Sapient Corp.	263	3,148
ArcSight, Inc.*	72	3,136
Arris Group, Inc.*	319	3,117
Unisys Corp.*	110	3,069
Lawson Software, Inc.*	358	3,032
Omnivision Technologies, Inc.*	131	3,018
Cirrus Logic, Inc.*	168	2,997
ADC Telecommunications, Inc.*	236	2,990
Cymer, Inc.*	80	2,966

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Information Technology - 5.1% (continued)
Mentor Graphics Corp.*	280	$2,960
CommVault Systems, Inc.*	111	2,889
j2 Global Communications, Inc.*	120	2,855
Plexus Corp.*	97	2,847
Taleo Corp. — Class A*	97	2,812
Acxiom Corp.*	177	2,807
Benchmark Electronics, Inc.*	170	2,788
Ultimate Software Group, Inc.*	72	2,782
MAXIMUS, Inc.	45	2,771
Cognex Corp.	102	2,736
OpenTable, Inc.*	40	2,723
TiVo, Inc.*	297	2,691
ValueClick, Inc.*	202	2,642
Littelfuse, Inc.*	60	2,622
Blackbaud, Inc.	109	2,620
JDA Software Group, Inc.*	103	2,612
Infinera Corp.**	222	2,591
Blue Coat Systems, Inc.*	107	2,574
Netgear, Inc.*	95	2,566
Coherent, Inc.*	62	2,481
Sanmina-SCI Corp.*	203	2,452
Earthlink, Inc.	268	2,436
Fortinet, Inc.*	97	2,425
Integrated Device Technology, Inc.*	413	2,416
Sourcefire, Inc.*	83	2,394
Tessera Technologies, Inc.*	129	2,387
Rofin-Sinar Technologies, Inc.*	94	2,386
Mantech International Corp. — Class A *	59	2,336
Synaptics, Inc.*	82	2,307
Tekelec*	177	2,294
Power Integrations, Inc.	72	2,289
L-1 Identity Solutions, Inc. — Class 1*	193	2,264
Advent Software, Inc.*	42	2,192
Euronet Worldwide, Inc.*	121	2,177
SRA International, Inc. — Class A*	110	2,169
Emulex Corp.*	200	2,088
MKS Instruments, Inc.*	116	2,086
Checkpoint Systems, Inc.*	102	2,076
TTM Technologies, Inc.*	205	2,007
Oclaro, Inc.*	125	2,001
Scansource, Inc.*	71	1,970
FEI Co.*	100	1,957
Websense, Inc.*	110	1,951
Comtech Telecommunications
Corp.	70	1,915
Cabot Microelectronics Corp.*	59	1,899
Universal Display Corp.*	80	1,880
Insight Enterprises, Inc.*	120	1,877
Sonus Networks, Inc.*	523	1,846
ACI Worldwide, Inc.*	82	1,836
Take-Two Interactive Software,
Inc.*	180	1,825
SAVVIS, Inc.*	86	1,813
DealerTrack Holdings, Inc.*	105	1,793
Amkor Technology, Inc.*	267	1,754

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Information Technology - 5.1% (continued)
MicroStrategy, Inc. — Class A*	20	$1,732
Manhattan Associates, Inc.*	59	1,732
SYNNEX Corp.*	60	1,688
Aspen Technology, Inc.*	162	1,680
DTS, Inc.*	44	1,680
Loral Space & Communications, Inc.*	32	1,670
Applied Micro Circuits Corp.*	165	1,650
IPG Photonics Corp.*	68	1,642
Art Technology Group, Inc.*	397	1,640
Harmonic, Inc.*	237	1,631
SolarWinds, Inc.*	94	1,622
Sycamore Networks, Inc.	50	1,621
Tyler Technologies, Inc.*	80	1,613
Netscout Systems, Inc.*	78	1,600
OSI Systems, Inc.*	44	1,598
Ebix, Inc.*	68	1,595
Volterra Semiconductor Corp.*	74	1,593
Park Electrochemical Corp.	58	1,528
Power-One, Inc.*	168	1,527
Stratasys, Inc.*	55	1,525
Entegris, Inc.*	326	1,522
Constant Contact, Inc.*	71	1,522
Terremark Worldwide, Inc.*	147	1,520
Isilon Systems, Inc.*	68	1,515
CSG Systems International, Inc.*	80	1,458
comScore, Inc.*	61	1,435
Intermec, Inc.*	117	1,434
Heartland Payment Systems, Inc.	94	1,431
Lattice Semiconductor Corp.*	300	1,425
Electronics for Imaging, Inc.*	117	1,418
Diodes, Inc.*	82	1,401
Entropic Communications, Inc.*	145	1,392
Standard Microsystems Corp.*	60	1,369
DG FastChannel, Inc.*	62	1,349
Cogent, Inc.*	126	1,341
Syntel, Inc.	30	1,335
LogMeIn, Inc.*	37	1,331
Forrester Research, Inc.*	40	1,323
VirnetX Holding Corp.	90	1,321
Black Box Corp.	41	1,314
Micrel, Inc.	133	1,311
Advanced Energy Industries, Inc.*	100	1,306
NetSuite, Inc.*	55	1,296
Brightpoint, Inc.*	185	1,293
Pegasystems, Inc.	41	1,273
RightNow Technologies, Inc.*	63	1,241
Monolithic Power Systems, Inc.*	76	1,241
MTS Systems Corp.	40	1,240
United Online, Inc.	216	1,236
Bottomline Technologies, Inc.*	80	1,229
Rogers Corp.*	39	1,228
ATMI, Inc.*	82	1,219
Xyratex Ltd.*	82	1,217
Ultratech, Inc.*	71	1,214
STEC, Inc.*	96	1,195
Oplink Communications, Inc.*	60	1,190

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Information Technology - 5.1% (continued)
TeleTech Holdings, Inc.*	80	$1,187
Brooks Automation, Inc.*	174	1,168
Ixia*	94	1,166
TNS, Inc.*	68	1,153
NIC, Inc.	139	1,152
Newport Corp.*	101	1,145
Quantum Corp.*	539	1,143
Ancestry.com, Inc.*	50	1,138
Radiant Systems, Inc.*	66	1,129
EPIQ Systems, Inc.	92	1,128
Internet Capital Group, Inc.*	101	1,114
Kulicke & Soffa Industries, Inc.*	178	1,102
MIPS Technologies, Inc. — Class A*	113	1,100
Synchronoss Technologies, Inc.*	61	1,086
Maxwell Technologies, Inc.*	74	1,081
Avid Technology, Inc.*	82	1,075
Epicor Software Corp.*	123	1,070
iGate Corp.	58	1,052
Formfactor, Inc.*	121	1,041
Compellent Technologies, Inc.*	57	1,036
Anadigics, Inc.*	170	1,035
Kenexa Corp.*	58	1,016
Zoran Corp.*	132	1,008
FARO Technologies, Inc.*	44	960
Actel Corp.*	60	957
Internet Brands, Inc. — Class A*	72	956
Silicon Image, Inc.*	199	951
Sigma Designs, Inc.*	81	931
Move, Inc.*	403	899
LivePerson, Inc.*	106	890
Electro Scientific Industries, Inc.*	80	889
DivX, Inc.*	89	848
Rubicon Technology, Inc.*	37	840
Methode Electronics, Inc.	90	817
ExlService Holdings, Inc.*	42	817
Infospace, Inc.*	94	814
Daktronics, Inc.	82	805
Ceva, Inc.*	56	801
Smith Micro Software, Inc.*	79	785
Unica Corp.*	37	776
Measurement Specialties, Inc.*	42	776
LTX-Credence Corp.*	369	771
Cohu, Inc.	61	768
CTS Corp.	79	760
SMART Modular Technologies WWH, Inc.*	126	760
Echelon Corp.*	88	752
Diamond Management & Technology Consultants, Inc. — Class A	60	750
Super Micro Computer, Inc.*	72	748
Vocus, Inc.*	40	739
Mercury Computer Systems, Inc.*	61	734
Multi-Fineline Electronix, Inc.*	33	726
Hypercom Corp.*	111	722
Imation Corp.*	76	709
Supertex, Inc.*	32	708

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Information Technology - 5.1% (continued)
RealNetworks, Inc.*	216	$704
ModusLink Global Solutions, Inc.*	110	699
Rudolph Technologies, Inc.*	84	698
THQ, Inc.*	172	691
Extreme Networks*	222	690
Keithley Instruments, Inc.	32	688
Photronics, Inc.*	130	688
IXYS Corp.*	72	688
Cass Information Systems, Inc.	20	686
Knot, Inc.*	75	685
Rosetta Stone, Inc.*	32	680
EMS Technologies, Inc.*	36	671
Limelight Networks, Inc.*	112	659
Lionbridge Technologies, Inc.*	153	658
S1 Corp.*	126	656
Aviat Networks, Inc.*	160	654
Mindspeed Technologies, Inc.*	84	653
Digi International, Inc.*	68	645
Internap Network Services Corp.*	131	643
Liquidity Services, Inc.*	40	640
Sonic Solutions, Inc.*	56	637
Nanometrics, Inc.*	42	632
Radisys Corp.*	67	631
Silicon Graphics International
Corp.*	81	629
Actuate Corp.*	121	623
UTStarcom, Inc.*	287	623
Symmetricom, Inc.*	106	606
Anaren, Inc.*	36	604
Bel Fuse, Inc. — Class B	29	604
Integrated Silicon Solution, Inc.*	70	603
Powerwave Technologies, Inc.*	331	602
Cray, Inc.*	91	601
KVH Industries, Inc.*	40	600
Novatel Wireless, Inc.*	76	599
Kopin Corp.*	168	596
Seachange International, Inc.*	80	593
LoopNet, Inc.*	50	592
Intevac, Inc.*	58	581
ShoreTel, Inc.*	117	580
KIT Digital, Inc.*	48	576
Monotype Imaging Holdings, Inc.*	60	549
Perficient, Inc.*	60	548
Hughes Communications, Inc.*	20	545
Ultra Clean Holdings*	63	543
Digimarc Corp.*	23	540
Exar Corp.*	90	539
support.com, Inc.*	117	536
Electro Rent Corp.	40	531
AXT, Inc.*	80	530
Interactive Intelligence, Inc.*	30	528
MoneyGram International, Inc.*	214	522
Pericom Semiconductor Corp.*	60	521
Global Cash Access Holdings, Inc.*	126	514
Axcelis Technologies, Inc.*	266	513
Globecomm Systems, Inc.*	60	502
Spectrum Control, Inc.*	34	500

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Information Technology - 5.1% (continued)
Opnet Technologies, Inc.	27	$490
Ciber, Inc.*	162	488
Comverge, Inc.*	62	487
DemandTec, Inc.*	51	480
SS&C Technologies Holdings, Inc.*	30	474
Magma Design Automation, Inc.*	126	466
TeleCommunication Systems, Inc.
— Class A*	118	461
VASCO Data Security International,
Inc.*	70	455
Richardson Electronics Ltd.	43	452
Spansion, Inc. — Class A*	30	449
Wave Systems Corp. — Class A*	197	441
Technitrol, Inc.	100	441
Zygo Corp.*	44	431
NVE Corp.*	10	430
PROS Holdings, Inc.*	46	427
Echo Global Logistics, Inc.*	33	421
Archipelago Learning, Inc.*	35	419
Microtune, Inc.*	142	412
Deltek, Inc.*	51	409
Immersion Corp.*	69	408
DSP Group, Inc.*	58	406
QuinStreet, Inc.*	27	406
Advanced Analogic Technologies,
Inc.*	114	400
Keynote Systems, Inc.	34	395
Stamps.com, Inc.*	30	390
Zix Corp.*	137	389
Gerber Scientific, Inc.*	62	383
Saba Software, Inc.*	68	370
Travelzoo, Inc.*	14	361
CDC Corp. — Class A*	84	355
Openwave Systems, Inc.*	209	355
Evergreen Solar, Inc.*	484	355
American Software, Inc. — Class A	60	354
BigBand Networks, Inc.*	122	346
MoSys, Inc.*	71	346
PLX Technology, Inc.*	94	340
Dice Holdings, Inc.*	40	339
Virtusa Corp.*	35	339
X-Rite, Inc.*	89	337
Mattson Technology, Inc.*	122	336
Online Resources Corp.*	75	333
Conexant Systems, Inc.*	202	331
Renaissance Learning, Inc.	31	316
Trident Microsystems, Inc.*	182	311
Integral Systems, Inc.*	42	310
NCI, Inc. — Class A*	16	303
PC-Telephone, Inc.*	48	295
Hackett Group, Inc.*	70	289
Calix, Inc.*	20	287
SRS Labs, Inc.*	30	280
CPI International, Inc.*	20	280
DDi Corp.	30	277
Network Equipment Technologies, Inc.*	80	276

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Information Technology - 5.1% (continued)
Computer Task Group, Inc.*	36	$275
Marchex, Inc. — Class A	50	273
GSI Technology, Inc.*	47	269
Occam Networks, Inc.*	34	266
FSI International, Inc.*	100	266
Rimage Corp.*	16	263
MaxLinear, Inc. — Class A*	22	247
FalconStor Software, Inc.*	80	245
Agilysys, Inc.*	37	241
ePlus, Inc.*	11	236
Tessco Technologies, Inc.	15	226
PDF Solutions, Inc.*	60	222
Hutchinson Technology, Inc.*	57	198
ICx Technologies, Inc.*	26	196
Local.com Corp.*	44	194
TechTarget, Inc.*	36	189
Tier Technologies, Inc. — Class B*	34	188
Presstek, Inc.*	83	182
Opnext, Inc.*	109	171
Guidance Software, Inc.*	29	169
Viasystems Group, Inc.*	10	152
Meru Networks, Inc.*	8	138
QAD, Inc.*	33	137
PC Connection, Inc.*	20	137
Network Engines, Inc.*	92	134
SPS Commerce, Inc.*	10	128
Convio, Inc.*	13	120
Alpha & Omega Semiconductor
Ltd.*	10	114
TeleNav, Inc.*	20	106
Ikanos Communications, Inc.*	80	95
Stream Global Services, Inc.*	10	41

Total Information Technology		490,152

Industrials - 4.1%
Nordson Corp.	83	6,116
Woodward Governor Co.	159	5,155
CLARCOR, Inc.	130	5,022
Baldor Electric Co.	119	4,808
Alaska Air Group, Inc.*	94	4,797
Acuity Brands, Inc.	107	4,734
Esterline Technologies Corp.*	82	4,693
GrafTech International Ltd.*	297	4,642
Genesee & Wyoming, Inc. — Class A*	103	4,469
Clean Harbors, Inc.*	65	4,404
Watsco, Inc.	77	4,287
Hexcel Corp.*	236	4,198
Moog, Inc. — Class A*	118	4,190
EMCOR Group, Inc.*	170	4,180
Actuant Corp. — Class A	181	4,156
JetBlue Airways Corp.*	620	4,148
AO Smith Corp.	70	4,052
Teledyne Technologies, Inc.*	100	3,982
US Airways Group, Inc.*	410	3,792
Geo Group, Inc.*	157	3,666
Dollar Thrifty Automotive Group,
Inc.*	73	3,660

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Industrials - 4.1% (continued)
United Stationers, Inc.*	67	$3,585
HEICO Corp.	77	3,514
HNI Corp.	121	3,480
Tetra Tech, Inc.*	165	3,460
American Superconductor Corp.*	111	3,452
Atlas Air Worldwide Holdings, Inc.*	68	3,420
Brady Corp. — Class A	117	3,413
Curtiss-Wright Corp.	112	3,394
Applied Industrial Technologies, Inc.	110	3,366
Kaydon Corp.	94	3,252
Belden, Inc.	119	3,139
Avis Budget Group, Inc.*	259	3,017
Knight Transportation, Inc.	155	2,996
Triumph Group, Inc.	40	2,984
Corporate Executive Board Co.	94	2,967
EnerSys*	116	2,897
Old Dominion Freight Line, Inc.*	110	2,796
CoStar Group, Inc.*	57	2,776
Brink’s Co.	120	2,760
ABM Industries, Inc.	126	2,720
Herman Miller, Inc.	138	2,716
Watts Water Technologies, Inc. — Class A	78	2,656
Rollins, Inc.	113	2,642
HUB Group, Inc. — Class A*	90	2,633
Simpson Manufacturing Company, Inc.	102	2,630
Deluxe Corp.	133	2,544
DigitalGlobe, Inc.*	83	2,523
Insituform Technologies, Inc. — Class A*	103	2,491
AirTran Holdings, Inc.*	337	2,477
Healthcare Services Group, Inc.	107	2,439
GeoEye, Inc.*	60	2,429
Mueller Industries, Inc.	90	2,384
ESCO Technologies, Inc.	71	2,361
Werner Enterprises, Inc.	114	2,336
II-VI, Inc.*	62	2,314
Middleby Corp.*	36	2,282
United Rentals, Inc.*	152	2,256
Briggs & Stratton Corp.	116	2,205
Orbital Sciences Corp.*	142	2,173
Barnes Group, Inc.	117	2,058
RBC Bearings, Inc.*	59	2,005
Granite Construction, Inc.	88	2,001
Franklin Electric Company, Inc.	60	1,990
Skywest, Inc.	142	1,982
Robbins & Myers, Inc.	73	1,955
Heartland Express, Inc.	130	1,933
Knoll, Inc.	123	1,908
Amerco, Inc.*	24	1,908
Interface, Inc. — Class A	133	1,893
Kaman Corp.	71	1,861
AAR Corp.*	98	1,829
Forward Air Corp.	70	1,820
Polypore International, Inc. *	60	1,810

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Industrials - 4.1% (continued)
Mine Safety Appliances Co.	66	$1,789
Korn*	106	1,753
EnPro Industries, Inc.*	56	1,752
Badger Meter, Inc.	43	1,741
Unifirst Corp.	39	1,722
McGrath Rentcorp	71	1,700
Advisory Board Co.*	38	1,678
A123 Systems, Inc.*	183	1,641
Resources Connection, Inc.	119	1,637
Steelcase, Inc. — Class A	195	1,624
Interline Brands, Inc.*	90	1,624
Quanex Building Products Corp.	94	1,623
Acacia Research — Acacia
Technologies*	92	1,619
Administaff, Inc.	60	1,616
Beacon Roofing Supply, Inc.*	110	1,603
EnerNOC, Inc.*	51	1,602
Allegiant Travel Co. — Class A	37	1,566
Huron Consulting Group, Inc.*	71	1,561
Tennant Co.	50	1,545
Navigant Consulting, Inc.*	132	1,535
Astec Industries, Inc.*	53	1,512
Blount International, Inc.*	116	1,477
American Science & Engineering, Inc.	20	1,473
Cubic Corp.	36	1,469
Universal Forest Products, Inc.	50	1,462
Arkansas Best Corp.	60	1,454
Ceradyne, Inc.*	62	1,448
TrueBlue, Inc.*	106	1,447
Mobile Mini, Inc.*	94	1,442
Raven Industries, Inc.	38	1,440
Albany International Corp. — Class A	76	1,438
Tutor Perini Corp.*	71	1,426
SYKES Enterprises, Inc.*	103	1,399
MasTec, Inc.*	133	1,373
GT Solar International, Inc.*	162	1,356
Griffon Corp.*	111	1,353
Chart Industries, Inc.*	66	1,344
Ladish Company, Inc.*	43	1,339
ATC Technology Corp.*	54	1,336
Lindsay Corp.	30	1,300
Layne Christensen Co.*	50	1,294
Ameron International Corp.	19	1,291
Rush Enterprises, Inc. — Class A*	82	1,258
Tredegar Corp.	66	1,253
Ennis, Inc.	70	1,252
Titan International, Inc.	91	1,235
CIRCOR International, Inc.	38	1,201
AZZ, Inc.	28	1,199
Wabash National Corp.*	146	1,181
Mueller Water Products, Inc. — Class A	381	1,151
Aircastle Ltd.	135	1,145
Viad Corp.	59	1,141
Genco Shipping & Trading Ltd.*	71	1,132

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Industrials - 4.1% (continued)
Encore Wire Corp.	55	$1,128
John Bean Technologies Corp.	70	1,128
EnergySolutions, Inc.	220	1,107
Bowne & Company, Inc.	97	1,099
G&K Services, Inc. — Class A	48	1,097
Kforce, Inc.*	79	1,084
Comfort Systems USA, Inc.	100	1,073
Altra Holdings, Inc.*	71	1,046
Colfax Corp.*	69	1,026
TAL International Group, Inc.	42	1,017
Dycom Industries, Inc.*	97	969
ICF International, Inc.*	38	953
Exponent, Inc.*	28	941
Dolan Co.*	82	932
Orion Marine Group, Inc.*	74	918
Marten Transport Ltd.	39	904
RSC Holdings, Inc.*	121	903
Aerovironment, Inc.*	40	890
Great Lakes Dredge & Dock Corp.	153	889
Force Protection, Inc.*	176	887
Air Transport Services Group, Inc.*	144	877
Heidrick & Struggles International, Inc.	45	877
Applied Signal Technology, Inc.	35	871
Federal Signal Corp.	160	862
Columbus McKinnon Corp.*	51	846
LB Foster Co. — Class A*	29	839
Eagle Bulk Shipping, Inc.*	160	835
Kelly Services, Inc. — Class A*	71	833
ACCO Brands Corp.*	142	816
SFN Group, Inc.*	134	805
Hawaiian Holdings, Inc.*	134	803
Greenbrier Companies, Inc.*	51	795
Team, Inc.*	46	792
Michael Baker Corp.*	24	791
Consolidated Graphics, Inc.*	19	788
M&F Worldwide Corp.*	32	779
Republic Airways Holdings, Inc.*	94	778
MYR Group, Inc.*	47	770
3D Systems Corp.*	49	770
PMFG, Inc.*	45	767
Gibraltar Industries, Inc.*	85	763
Standard Parking Corp.*	44	752
Gorman-Rupp Co.	27	744
US Ecology, Inc.	46	736
Sun Hydraulics Corp.	26	733
Vicor Corp.	50	730
Satcon Technology Corp.*	194	729
GenCorp, Inc.*	148	728
Trex Company, Inc.*	38	725
American Reprographics Co.*	91	714
Cenveo, Inc.*	142	714
AAON, Inc.	30	706
Patriot Transportation Holding, Inc.*	10	701
NACCO Industries, Inc. — Class A	8	699
Ducommun, Inc.	32	697

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Industrials - 4.1% (continued)
Celadon Group, Inc.*	50	$690
Generac Holdings, Inc.*	50	682
Commercial Vehicle Group, Inc.*	66	672
Apogee Enterprises, Inc.	73	668
Trimas Corp.*	44	653
Standex International Corp.	27	653
School Specialty, Inc.*	50	650
CBIZ, Inc.*	108	640
FreightCar America, Inc.	26	640
H&E Equipment Services, Inc.*	80	638
Cascade Corp.	20	636
Taser International, Inc.*	163	632
Saia, Inc.*	40	597
Ener1, Inc.*	162	596
Ampco-Pittsburgh Corp.	24	596
Excel Maritime Carriers Ltd. —
Class A*	103	579
RailAmerica, Inc.*	60	578
Sauer-Danfoss, Inc.*	27	575
Energy Conversion Devices, Inc.*	114	572
Pacer International, Inc.*	94	568
Kadant, Inc.*	30	567
American Commercial Lines, Inc.*	20	558
Schawk, Inc. — Class A	30	554
Advanced Battery Technologies, Inc.*	154	553
Tecumseh Products Co. — Class A*	48	551
Sterling Construction Company,
Inc.*	44	545
Herley Industries, Inc.*	33	544
Alamo Group, Inc.	24	536
Textainer Group Holdings Ltd.	20	535
Powell Industries, Inc.*	17	529
Dynamic Materials Corp.	35	529
CRA International, Inc.*	29	523
On Assignment, Inc.*	98	514
Mistras Group, Inc.*	44	510
NCI Building Systems, Inc.*	53	505
Multi-Color Corp.	32	493
Titan Machinery, Inc.*	30	489
APAC Customer Services, Inc.*	85	481
Hawk Corp. — Class A*	11	476
Microvision, Inc.*	217	475
CAI International, Inc.*	31	470
Capstone Turbine Corp.*	607	469
Kimball International, Inc. — Class B	80	466
PowerSecure International, Inc.*	50	463
Graham Corp.	29	450
Met-Pro Corp.	44	444
Baltic Trading Ltd.	40	440
Furmanite Corp.*	90	439
Douglas Dynamics, Inc.	35	432
Kratos Defense & Security Solutions, Inc.*	40	426
Primoris Services Corp.	65	425
Broadwind Energy, Inc.*	226	423

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Industrials - 4.1% (continued)
Houston Wire & Cable Co.	41	$411
Aceto Corp.	60	407
Miller Industries, Inc.	30	406
Dynamex, Inc.*	26	396
Innerworkings, Inc.*	60	394
VSE Corp.	11	388
DXP Enterprises, Inc.*	20	380
LaBarge, Inc.*	30	375
CDI Corp.	29	375
Courier Corp.	26	370
Insteel Industries, Inc.	41	368
GP Strategies Corp.*	40	364
Ultrapetrol Bahamas Ltd.*	56	360
USA Truck, Inc.*	24	360
Energy Recovery, Inc.*	99	355
American Woodmark Corp.	20	355
Northwest Pipe Co.*	20	350
Astronics Corp.*	20	349
Preformed Line Products Co.	10	349
Metalico, Inc.*	91	349
Roadrunner Transportation Systems, Inc.*	32	347
Horizon Lines, Inc. — Class A	81	340
LSI Industries, Inc.	51	327
Flow International Corp.*	123	323
Park-Ohio Holdings Corp.*	24	319
LMI Aerospace, Inc.*	20	318
Volt Information Sciences, Inc.*	43	310
Twin Disc, Inc.	22	307
Hill International, Inc.*	68	305
Casella Waste Systems, Inc. — Class A*	72	302
FuelCell Energy, Inc.*	243	299
Pike Electric Corp.*	40	291
Xerium Technologies, Inc.*	22	290
Barrett Business Services, Inc.	19	289
Lydall, Inc.*	39	287
Thermadyne Holdings Corp.*	20	283
International Shipholding Corp.	10	282
American Railcar Industries, Inc.*	18	282
Hudson Highland Group, Inc.*	79	272
Builders FirstSource, Inc.*	116	264
Pinnacle Airlines Corp.*	48	261
Franklin Covey Co.*	30	238
UQM Technologies, Inc.*	92	236
Fuel Tech, Inc.*	37	232
Applied Energetics, Inc.*	199	223
Omega Flex, Inc.	15	214
Universal Truckload Services, Inc.*	13	204
Argan, Inc.*	20	187
Lawson Products, Inc.	12	183
Quality Distribution, Inc.*	25	159
Global Defense Technology &
Systems, Inc.*	10	137
Coleman Cable, Inc.*	22	132
PAM Transportation Services, Inc.*	10	126
Standard Register Co.	41	120

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Industrials - 4.1% (continued)
BlueLinx Holdings, Inc.*	30	$120
PGT, Inc.*	51	116
Hoku Corp.*	39	106
LECG Corp.*	70	77
Compx International, Inc.	5	66

Total Industrials		399,055

Consumer Discretionary - 3.8%
Sotheby’s	170	6,259
Warnaco Group, Inc.*	112	5,727
Polaris Industries, Inc.	78	5,078
Deckers Outdoor Corp.*	97	4,846
Tenneco, Inc.*	160	4,635
Dana Holding Corp.*	357	4,398
Life Time Fitness, Inc.*	108	4,263
Jones Apparel Group, Inc.	216	4,242
Carter’s, Inc.*	157	4,134
Cheesecake Factory, Inc.*	154	4,076
Valassis Communications, Inc.*	117	3,965
Childrens Place Retail Stores, Inc.*	80	3,902
Under Armour, Inc. — Class A*	86	3,873
Dress Barn, Inc.*	161	3,824
Rent-A-Center, Inc. — Class A	170	3,805
Vail Resorts, Inc.*	99	3,714
Cracker Barrel Old Country Store, Inc.	72	3,655
ArvinMeritor, Inc.*	235	3,652
Jo-Ann Stores, Inc.*	80	3,564
Coinstar, Inc.*	82	3,525
Live Nation Entertainment, Inc.*	356	3,517
Wolverine World Wide, Inc.	120	3,481
Gymboree Corp.*	82	3,406
Brunswick Corp.	216	3,288
Cooper Tire & Rubber Co.	163	3,200
Capella Education Co.*	40	3,105
Iconix Brand Group, Inc.*	177	3,097
AnnTaylor Stores Corp.*	152	3,076
Jos A. Bank Clothiers, Inc.*	71	3,025
Men’s Wearhouse, Inc.	127	3,021
Jack in the Box, Inc.*	140	3,002
Steven Madden Ltd.*	73	2,997
HSN, Inc.*	100	2,990
Saks, Inc.*	343	2,950
CROCS, Inc.*	225	2,927
Eastman Kodak Co.*	689	2,894
Dillard’s, Inc. — Class A	120	2,837
Matthews International Corp. — Class A	80	2,829
PF Chang’s China Bistro, Inc.	60	2,772
Gaylord Entertainment Co.*	90	2,745
Regis Corp.	142	2,716
OfficeMax, Inc.*	207	2,710
Sally Beauty Holdings, Inc.*	240	2,688
Collective Brands, Inc.*	166	2,679
Orient-Express Hotels Ltd. — Class A*	232	2,587
Pool Corp.	122	2,449

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Consumer Discretionary - 3.8% (continued)
Ulta Salon Cosmetics & Fragrance,
Inc.*	82	$2,394
Scholastic Corp.	85	2,365
Talbots, Inc.*	176	2,306
Biglari Holdings, Inc.*	7	2,301
Buffalo Wild Wings, Inc.*	48	2,299
Bob Evans Farms, Inc.	80	2,246
Monro Muffler Brake, Inc.	48	2,213
Cinemark Holdings, Inc.	137	2,206
Cato Corp. — Class A	80	2,141
Pier 1 Imports, Inc.*	256	2,097
Genesco, Inc.*	70	2,092
Skechers U.S.A., Inc. — Class A*	89	2,091
99 Cents Only Stores*	110	2,077
Timberland Co. — Class A*	104	2,060
CEC Entertainment, Inc.*	60	2,060
Ruby Tuesday, Inc.*	170	2,018
Helen of Troy Ltd.*	79	1,998
Buckle, Inc.	75	1,990
Texas Roadhouse, Inc. — Class A*	141	1,982
Group 1 Automotive, Inc.*	66	1,972
Ryland Group, Inc.	110	1,971
National CineMedia, Inc.	107	1,915
Cabela’s, Inc.*	100	1,898
NutriSystem, Inc.	98	1,886
American Greetings Corp. — Class A	101	1,878
Arbitron, Inc.	66	1,846
Shutterfly, Inc.*	70	1,819
Columbia Sportswear Co.	31	1,812
K12, Inc. *	62	1,800
Finish Line, Inc. — Class A	128	1,780
DineEquity, Inc.*	39	1,754
Hibbett Sports, Inc.*	69	1,722
Steiner Leisure Ltd.*	45	1,714
Grand Canyon Education, Inc.*	78	1,711
Scientific Games Corp. — Class A*	173	1,678
Pinnacle Entertainment, Inc.*	147	1,639
Papa John’s International, Inc.*	62	1,636
Meritage Homes Corp.*	83	1,628
Maidenform Brands, Inc.*	56	1,616
American Public Education, Inc.*	49	1,610
BJ’s Restaurants, Inc.*	57	1,605
Barnes & Noble, Inc.	99	1,605
Corinthian Colleges, Inc.*	222	1,558
Modine Manufacturing Co.*	120	1,556
Lumber Liquidators Holdings, Inc.*	62	1,523
Blue Nile, Inc.*	34	1,513
Penske Automotive Group, Inc.*	114	1,505
Dex One Corp.*	122	1,498
Liz Claiborne, Inc.*	243	1,477
Fuel Systems Solutions, Inc.*	37	1,447
American Axle & Manufacturing
Holdings, Inc.*	157	1,416
Belo Corp. — Class A*	227	1,407
PEP Boys-Manny Moe & Jack	132	1,397
Interval Leisure Group, Inc.*	102	1,374

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Consumer Discretionary - 3.8% (continued)
Jakks Pacific, Inc.*	77	$1,358
Stage Stores, Inc.	103	1,339
True Religion Apparel, Inc.*	62	1,323
Sonic Corp.*	162	1,309
Quiksilver, Inc.*	333	1,302
Lions Gate Entertainment Corp.*	176	1,294
DSW, Inc. — Class A*	44	1,263
Ethan Allen Interiors, Inc.	72	1,257
Domino’s Pizza, Inc.*	94	1,243
Brown Shoe Company, Inc.	108	1,239
RC2 Corp.*	59	1,236
Callaway Golf Co.	174	1,218
Zumiez, Inc.*	57	1,206
Fred’s, Inc. — Class A	102	1,204
Universal Technical Institute, Inc.	61	1,193
G-III Apparel Group Ltd.*	38	1,192
Ameristar Casinos, Inc.	67	1,169
Drew Industries, Inc.*	55	1,147
Rue21, Inc.*	44	1,136
La-Z-Boy, Inc. — Class Z*	134	1,131
Harte-Hanks, Inc.	96	1,120
Standard Pacific Corp.*	277	1,100
Shuffle Master, Inc.*	130	1,093
Stewart Enterprises, Inc. — Class A	202	1,089
iRobot Corp.*	58	1,077
Vitamin Shoppe, Inc.*	39	1,071
Ascent Media Corp. — Class A*	40	1,068
PetMed Express, Inc.	61	1,067
Pre-Paid Legal Services, Inc.*	17	1,062
Core-Mark Holding Company, Inc.*	34	1,053
Charming Shoppes, Inc.*	296	1,042
Superior Industries International, Inc.	60	1,037
Peet’s Coffee & Tea, Inc.*	30	1,027
Sonic Automotive, Inc. — Class A*	104	1,022
Knology, Inc.*	76	1,021
Dorman Products, Inc.*	33	1,017
Asbury Automotive Group, Inc.*	70	985
Boyd Gaming Corp.*	134	972
Churchill Downs, Inc.	27	964
Select Comfort Corp.*	140	949
Citi Trends, Inc.*	39	944
K-Swiss, Inc. — Class A*	74	943
World Wrestling Entertainment, Inc. — Class A	66	918
Exide Technologies*	190	910
Pacific Sunwear of California, Inc.*	172	900
Volcom, Inc.*	47	899
Wet Seal, Inc. — Class A*	256	868
California Pizza Kitchen, Inc.*	49	836
Sinclair Broadcast Group, Inc. — Class A*	119	835
Winnebago Industries, Inc.*	79	823
Coldwater Creek, Inc.*	154	812
Oxford Industries, Inc.	34	809
AFC Enterprises, Inc.*	65	806
Big 5 Sporting Goods Corp.	60	805

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Consumer Discretionary - 3.8% (continued)
Bridgepoint Education, Inc.*	52	$804
Beazer Homes USA, Inc.*	191	789
Denny’s Corp.*	246	765
National Presto Industries, Inc.	7	745
Christopher & Banks Corp.	94	744
Red Robin Gourmet Burgers, Inc.*	36	706
Krispy Kreme Doughnuts, Inc.*	153	701
Marcus Corp.	59	699
Sturm Ruger & Company, Inc.	51	696
CKX, Inc.*	138	676
Express, Inc.*	44	669
Perry Ellis International, Inc.*	30	655
America’s Car-Mart, Inc.*	26	655
Stein Mart, Inc.*	74	653
Cavco Industries, Inc.*	18	646
Retail Ventures, Inc.*	60	646
hhgregg, Inc.*	26	644
Mediacom Communications Corp. — Class A*	97	641
HOT Topic, Inc.	106	635
McClatchy Co. — Class A*	161	633
EW Scripps Co. — Class A*	80	630
Overstock.com, Inc.*	40	629
Furniture Brands International, Inc.*	114	613
Amerigon, Inc.*	59	608
Lithia Motors, Inc. — Class A	63	604
Bebe Stores, Inc.	83	598
Lincoln Educational Services Corp.*	41	591
Landry’s Restaurants, Inc.*	24	588
Kirkland’s, Inc.*	42	582
Libbey, Inc.*	44	579
Smith & Wesson Holding Corp.*	160	570
Ambassadors Group, Inc.	50	567
Universal Electronics, Inc.*	26	542
Media General, Inc. — Class A*	60	538
Blyth, Inc.	13	536
Haverty Furniture Companies, Inc.	49	535
Standard Motor Products, Inc.	50	527
Hovnanian Enterprises, Inc. — Class A*	130	511
Rentrak Corp.*	20	505
Warner Music Group Corp.*	112	504
Winmark Corp.	15	502
Journal Communications, Inc. — Class A*	111	501
M/I Homes, Inc.*	47	487
Entercom Communications Corp. — Class A*	60	472
Speedway Motorsports, Inc.	30	470
Morgans Hotel Group Co.*	63	461
Weyco Group, Inc.	19	460
Global Sources Ltd.*	60	453
Casual Male Retail Group, Inc.*	111	453
Unifi, Inc.*	100	451

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000 ® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Consumer Discretionary - 3.8% (continued)
Leapfrog Enterprises, Inc. — Class A*	82	$449
Drugstore.com, Inc.*	233	447
Stoneridge, Inc.*	41	431
Spartan Motors, Inc.	92	427
West Marine, Inc.*	42	427
MarineMax, Inc.*	60	422
Movado Group, Inc.*	38	413
Shoe Carnival, Inc.*	20	404
Kenneth Cole Productions, Inc. — Class A*	24	400
Skyline Corp.	19	385
Tuesday Morning Corp.*	80	382
Hooker Furniture Corp.	32	372
Systemax, Inc.	30	368
Fisher Communications, Inc.*	21	366
Cherokee, Inc.	20	365
Destination Maternity Corp.*	11	362
Jamba, Inc.*	160	350
SuperMedia, Inc.*	33	349
Ballantyne Strong, Inc.*	40	346
Orbitz Worldwide, Inc.*	51	321
Midas, Inc.*	42	320
Martha Stewart Living Omnimedia — Class A*	67	318
Mac-Gray Corp.	26	315
Isle of Capri Casinos, Inc.*	44	315
Playboy Enterprises, Inc. — Class B*	60	308
Arctic Cat, Inc.*	30	308
Bon-Ton Stores, Inc.	30	305
REX American Resources Corp.*	21	304
AH Belo Corp. — Class A*	43	304
McCormick & Schmick’s Seafood
Restaurants, Inc.*	39	303
Audiovox Corp. — Class A*	44	301
Lee Enterprises, Inc.*	112	300
LIN TV Corp. — Class A*	67	297
Multimedia Games, Inc.*	80	296
O’Charleys, Inc.*	41	295
Ruth’s Hospitality Group, Inc.*	73	293
Kid Brands, Inc.*	34	292
Lifetime Brands, Inc.*	19	287
Sealy Corp.*	117	285
CSS Industries, Inc.	16	277
Gaiam, Inc. — Class A	40	268
Gray Television, Inc.*	132	265
Carmike Cinemas, Inc.*	30	262
Summer Infant, Inc.*	32	250
US Auto Parts Network, Inc.*	30	246
Steinway Musical Instruments, Inc.*	14	241
Vitacost.com, Inc.*	40	240
Joe’s Jeans, Inc.*	113	238
Entravision Communications Corp. — Class A*	119	237
CPI Corp.	9	233

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Consumer Discretionary - 3.8% (continued)
Build-A-Bear Workshop, Inc. — Class A*	38	$230
Caribou Coffee Company, Inc.*	22	229
Monarch Casino & Resort, Inc.*	20	224
Red Lion Hotels Corp.*	29	216
RG Barry Corp.	20	206
Learning Tree International, Inc.	20	202
Culp, Inc.*	20	196
Marine Products Corp.*	29	178
Cumulus Media, Inc. — Class A*	60	169
Outdoor Channel Holdings, Inc.*	30	166
Brookfield Homes Corp.*	20	164
National American University Holdings, Inc.	24	161
Carrols Restaurant Group, Inc.*	30	159
LodgeNet Interactive Corp.*	56	157
Nexstar Broadcasting Group, Inc. — Class A*	30	154
New York & Company, Inc.*	60	154
PRIMEDIA, Inc.	40	152
Delta Apparel, Inc.*	10	150
Borders Group, Inc.*	120	143
Value Line, Inc.	10	139
Lacrosse Footwear, Inc.	10	138
ReachLocal, Inc.*	10	138
1-800-Flowers.com, Inc. — Class A*	71	134
Books-A-Million, Inc. — Class A	22	132
Crown Media Holdings, Inc. — Class A*	55	131
Johnson Outdoors, Inc. — Class A*	10	128
Cambium Learning Group, Inc.*	40	128
Conn’s, Inc.*	27	126
Bluegreen Corp.*	40	112
American Apparel, Inc.*	90	111
Princeton Review, Inc.*	54	110
Shiloh Industries, Inc.*	10	97
Westwood One, Inc.*	10	85
Einstein Noah Restaurant Group, Inc.*	7	74
Radio One, Inc. — Class D*	80	70
Empire Resorts, Inc.*	60	67
Beasley Broadcasting Group, Inc. — Class A*	10	53

Total Consumer Discretionary		370,471

Health Care - 3.5%
Salix Pharmaceuticals Ltd.*	140	5,561
AMERIGROUP Corp.*	126	5,351
STERIS Corp.	161	5,348
Owens & Minor, Inc.	172	4,895
Psychiatric Solutions, Inc.*	140	4,697
Onyx Pharmaceuticals, Inc.*	172	4,537
Healthsouth Corp.*	235	4,512
Magellan Health Services, Inc.*	94	4,441
Medicis Pharmaceutical Corp. — Class A	148	4,388
HMS Holdings Corp.*	73	4,303
Savient Pharmaceuticals, Inc.*	170	3,888

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000 ® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Health Care - 3.5% (continued)
Healthspring, Inc.*	143	$3,695
NuVasive, Inc.*	105	3,690
American Medical Systems Holdings, Inc.*	187	3,661
Haemonetics Corp.*	62	3,629
Immucor, Inc.*	181	3,589
Cubist Pharmaceuticals, Inc.*	153	3,579
Incyte Corporation Ltd.*	223	3,566
Catalyst Health Solutions, Inc.*	101	3,556
Dionex Corp.*	41	3,544
Parexel International Corp.*	152	3,516
Alkermes, Inc.*	239	3,501
Masimo Corp.	127	3,468
Nektar Therapeutics*	233	3,441
Impax Laboratories, Inc.*	172	3,406
Acorda Therapeutics, Inc.*	101	3,335
Quality Systems, Inc.	50	3,316
Chemed Corp.	58	3,304
Seattle Genetics, Inc.*	212	3,292
Volcano Corp.*	126	3,273
Theravance, Inc.*	162	3,256
West Pharmaceutical Services, Inc.	94	3,225
WellCare Health Plans, Inc.*	110	3,186
Align Technology, Inc.*	162	3,172
PSS World Medical, Inc.*	140	2,993
Sirona Dental Systems, Inc.*	83	2,991
athenahealth, Inc.*	90	2,972
Viropharma, Inc.*	198	2,952
Cepheid, Inc.*	154	2,881
Centene Corp.*	121	2,854
Auxilium Pharmaceuticals, Inc.*	111	2,751
Par Pharmaceutical Companies, Inc.*	94	2,734
Bruker Corp.*	185	2,596
Integra LifeSciences Holdings Corp.*	64	2,525
MedAssets, Inc.*	112	2,356
Meridian Bioscience, Inc.	105	2,297
Pharmasset, Inc.*	75	2,213
Invacare Corp.	82	2,174
Cyberonics, Inc.*	80	2,134
Martek Biosciences Corp.*	94	2,127
Neogen Corp.*	61	2,065
Arthrocare Corp.*	74	2,011
Isis Pharmaceuticals, Inc.*	232	1,949
Zoll Medical Corp.*	60	1,936
DexCom, Inc.*	142	1,877
Medicines Co.*	126	1,789
CONMED Corporation*	79	1,770
Amedisys, Inc.*	71	1,690
MWI Veterinary Supply, Inc.*	28	1,616
PDL BioPharma, Inc.	303	1,594
InterMune, Inc.*	117	1,594
Targacept, Inc.*	71	1,586
Sun Healthcare Group, Inc.*	187	1,584
Gentiva Health Services, Inc.*	70	1,530
HeartWare International, Inc.*	22	1,513

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Health Care - 3.5% (continued)
Bio-Reference Labs, Inc.*	71	$1,481
Momenta Pharmaceuticals, Inc.*	97	1,460
Insulet Corp.*	103	1,456
Luminex Corp.*	91	1,456
Wright Medical Group, Inc.*	100	1,441
Halozyme Therapeutics, Inc.*	186	1,434
Amsurg Corp. — Class A*	81	1,416
Orthofix International N.V.*	45	1,414
Celera Corp.*	209	1,409
Enzon Pharmaceuticals, Inc.*	124	1,395
Greatbatch, Inc.*	60	1,391
Questcor Pharmaceuticals, Inc.*	140	1,389
Micromet, Inc.*	205	1,378
Geron Corp.*	247	1,366
Computer Programs & Systems, Inc.	32	1,362
Analogic Corp.	30	1,346
SonoSite, Inc.*	40	1,340
Sequenom, Inc.*	190	1,332
Air Methods Corp.*	32	1,331
Kindred Healthcare, Inc.*	102	1,328
NxStage Medical, Inc.*	69	1,318
Vivus, Inc.*	196	1,311
RehabCare Group, Inc.*	64	1,294
Abaxis, Inc.*	56	1,294
Zymogenetics, Inc.*	129	1,258
Landauer, Inc.	20	1,253
Alnylam Pharmaceuticals, Inc.*	101	1,240
Universal American Corp.	80	1,180
Merit Medical Systems, Inc.*	73	1,160
MannKind Corp.*	171	1,156
Conceptus, Inc.*	84	1,155
ICU Medical, Inc.*	30	1,119
Rigel Pharmaceuticals, Inc.*	131	1,102
Exelixis, Inc.*	280	1,098
Angiodynamics, Inc.*	72	1,097
Immunogen, Inc.*	174	1,091
Molina Healthcare, Inc.*	40	1,080
Ariad Pharmaceuticals, Inc.*	282	1,077
NPS Pharmaceuticals, Inc.*	154	1,053
IPC The Hospitalist Company, Inc.*	38	1,038
Medidata Solutions, Inc.*	54	1,037
AMAG Pharmaceuticals, Inc.*	59	1,015
Triple-S Management Corp. — Class B*	60	1,011
LHC Group, Inc.*	43	997
Omnicell, Inc.*	76	994
Hanger Orthopedic Group, Inc.*	68	989
Medivation, Inc.*	76	988
Accelrys, Inc.*	141	981
Select Medical Holdings Corp.*	127	978
Natus Medical, Inc.*	66	962
Inspire Pharmaceuticals, Inc.*	159	946
Metabolix, Inc.*	75	944
eResearchTechnology, Inc.*	125	935
Syneron Medical Ltd.*	94	933
Healthways, Inc.*	80	931

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Health Care - 3.5% (continued)
National Healthcare Corp.	25	$927
Allos Therapeutics, Inc.*	196	925
Assisted Living Concepts, Inc. — Class A*	29	883
Emeritus Corp.*	50	853
ABIOMED, Inc.*	80	849
Symmetry Medical, Inc.*	88	848
Accuray, Inc.*	133	827
Optimer Pharmaceuticals, Inc.*	90	825
Delcath Systems, Inc.*	113	816
Pharmacyclics, Inc.*	101	814
Affymetrix, Inc.*	177	807
Res-Care, Inc.*	60	796
Lexicon Pharmaceuticals, Inc.*	497	795
Emergent Biosolutions, Inc.*	46	794
PharMerica Corp.*	83	791
Ensign Group, Inc.	42	754
Neurocrine Biosciences, Inc.*	124	751
Unilife Corp.*	122	736
Quidel Corp.*	63	692
SIGA Technologies, Inc.*	81	685
Corvel Corp.*	16	679
Ardea Biosciences, Inc.*	29	667
Exact Sciences Corp.*	92	666
MAKO Surgical Corp.*	67	642
Keryx Biopharmaceuticals, Inc.*	130	625
Cadence Pharmaceuticals, Inc.*	74	618
BMP Sunstone Corp.*	80	608
Hi-Tech Pharmacal Company, Inc.*	30	607
Medcath Corp.*	59	594
Depomed, Inc.*	132	591
AVANIR Pharmaceuticals, Inc. — Class A*	184	587
Dyax Corp.*	247	585
Cross Country Healthcare, Inc.*	81	582
Vital Images, Inc.*	43	569
XenoPort, Inc.*	80	569
Akorn, Inc.*	140	566
Health Grades, Inc.*	69	565
Durect Corp.*	222	564
Almost Family, Inc.*	19	563
Arqule, Inc.*	107	551
Pain Therapeutics, Inc.*	89	550
Kensey Nash Corp.*	19	549
Palomar Medical Technologies, Inc.*	53	548
Immunomedics, Inc.*	170	547
Nabi Biopharmaceuticals*	112	538
BioScrip, Inc.*	104	537
Endologix, Inc.*	117	534
Clinical Data, Inc.*	31	523
AVI BioPharma, Inc.*	282	519
Cytori Therapeutics, Inc.*	105	513
BioMimetic Therapeutics, Inc.*	45	513
Genoptix, Inc.*	36	511
Ironwood Pharmaceuticals, Inc. — Class A*	50	509

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Health Care - 3.5% (continued)
Staar Surgical Co.*	94	$509
Vanda Pharmaceuticals, Inc.*	76	508
Team Health Holdings, Inc.*	39	504
Pozen, Inc.*	71	503
US Physical Therapy, Inc.*	30	502
Novavax, Inc.*	229	502
Spectrum Pharmaceuticals, Inc.*	119	496
Synovis Life Technologies, Inc.*	33	493
Maxygen, Inc.*	85	492
Eurand N.V.*	50	492
Opko Health, Inc.*	218	488
Sunrise Senior Living, Inc.*	141	484
Clarient, Inc.*	141	477
AGA Medical Holdings, Inc.*	34	475
OraSure Technologies, Inc.*	117	474
AMN Healthcare Services, Inc.*	92	473
Cantel Medical Corp.	29	470
Ligand Pharmaceuticals, Inc. — Class B*	296	468
Spectranetics Corp.*	86	466
Orexigen Therapeutics, Inc.*	78	463
Vascular Solutions, Inc.*	40	459
Caliper Life Sciences, Inc.*	112	447
American Dental Partners, Inc.*	37	446
SurModics, Inc.*	37	441
ZIOPHARM Oncology, Inc.*	117	439
Chindex International, Inc.*	29	438
TomoTherapy, Inc.*	124	437
Arena Pharmaceuticals, Inc.*	278	436
Array Biopharma, Inc.*	134	433
CryoLife, Inc.*	71	431
Jazz Pharmaceuticals, Inc.*	40	429
MAP Pharmaceuticals, Inc.*	28	428
Providence Service Corp.*	26	426
Rural/Metro Corp.*	50	426
MELA Sciences, Inc.*	65	424
Albany Molecular Research, Inc.*	65	415
Chelsea Therapeutics International Ltd.*	80	410
Obagi Medical Products, Inc.*	39	410
Sangamo Biosciences, Inc.*	119	408
Five Star Quality Care, Inc.*	80	404
Genomic Health, Inc.*	30	401
Cypress Bioscience, Inc.*	104	400
Santarus, Inc.*	132	397
Cerus Corp.*	102	392
IRIS International, Inc.*	40	384
Capital Senior Living Corp.*	71	378
Orthovita, Inc.*	166	377
Metropolitan Health Networks, Inc.*	97	369
Merge Healthcare, Inc.*	126	365
Omeros Corp.*	50	365
Kendle International, Inc.*	39	364
Affymax, Inc.*	61	363
Alliance HealthCare Services, Inc.*	79	362
RTI Biologics, Inc.*	136	358

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Health Care - 3.5% (continued)
Enzo Biochem, Inc.*	94	$357
Alexza Pharmaceuticals, Inc.*	112	355
Dynavax Technologies Corp.*	192	351
BioCryst Pharmaceuticals, Inc.*	71	351
Young Innovations, Inc.	12	343
Progenics Pharmaceuticals, Inc.*	66	333
Celldex Therapeutics, Inc.*	82	328
Cytokinetics, Inc.*	124	327
Rochester Medical Corp.*	30	327
Cambrex Corp.*	77	327
Medical Action Industries, Inc.*	36	326
Accretive Health, Inc.*	30	325
CardioNet, Inc.*	70	316
Vical, Inc.*	141	314
Solta Medical, Inc.*	156	312
Allied Healthcare International, Inc.*	124	310
Biosante Pharmaceuticals, Inc.*	183	307
LCA-Vision, Inc.*	55	306
Osiris Therapeutics, Inc.*	42	306
Transcend Services, Inc.*	20	305
Biotime, Inc.*	64	304
Stereotaxis, Inc.*	72	298
America Service Group, Inc.	20	298
Continucare Corp.*	70	294
SuperGen, Inc.*	140	293
Neuralstem, Inc.*	114	287
Cynosure, Inc. — Class A*	28	286
Idenix Pharmaceuticals, Inc.*	88	273
Somaxon Pharmaceuticals, Inc.*	70	272
Biospecifics Technologies Corp.*	10	269
Alphatec Holdings, Inc.*	126	268
Corcept Therapeutics, Inc.*	68	265
Antares Pharma, Inc.*	182	264
Curis, Inc.*	191	262
Exactech, Inc.*	16	261
Cutera, Inc.*	32	259
Inovio Pharmaceuticals, Inc.*	204	255
StemCells, Inc.*	302	251
MedQuist, Inc.*	28	245
Synta Pharmaceuticals Corp.*	61	243
Sciclone Pharmaceuticals, Inc.*	91	240
Biodel, Inc.*	44	233
Infinity Pharmaceuticals, Inc.*	42	231
Zalicus, Inc.*	172	224
Inhibitex, Inc.*	123	221
Furiex Pharmaceuticals, Inc.*	19	214
Aoxing Pharmaceutical Company, Inc.*	70	214
AVEO Pharmaceuticals, Inc.*	19	212
CytRx Corp.*	280	210
Peregrine Pharmaceuticals, Inc.*	141	204
PURE Bioscience*	87	201
Codexis, Inc.*	20	192
Skilled Healthcare Group, Inc. — Class A*	48	189
NeurogesX, Inc.*	27	187

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Health Care - 3.5% (continued)
Nanosphere, Inc.*	36	$181
PDI, Inc.*	20	175
Cumberland Pharmaceuticals, Inc.*	30	174
Prospect Medical Holdings, Inc.*	20	170
Nymox Pharmaceutical Corp.*	47	168
Alimera Sciences, Inc.*	17	163
DynaVox, Inc. — Class A*	20	162
Hansen Medical, Inc.*	110	157
Neostem, Inc.*	71	144
Cornerstone Therapeutics, Inc.*	20	141
Lannett Company, Inc.*	30	137
Caraco Pharmaceutical
Laboratories Ltd.*	24	129
Sucampo Pharmaceuticals, Inc. — Class A*	32	120
Transcept Pharmaceuticals, Inc.*	10	70
Anthera Pharmaceuticals, Inc.*	14	59
AspenBio Pharma, Inc.*	94	48
Acura Pharmaceuticals, Inc.*	19	47

Total Health Care		340,563

Energy - 1.5%
Brigham Exploration Co.*	287	5,381
Dril-Quip, Inc.*	83	5,155
World Fuel Services Corp.	160	4,162
Complete Production Services, Inc.*	203	4,151
Berry Petroleum Co. — Class A	130	4,125
CARBO Ceramics, Inc.	50	4,050
Bill Barrett Corp.*	109	3,924
McMoRan Exploration Co.*	213	3,666
Lufkin Industries, Inc.	83	3,644
Bristow Group, Inc.*	92	3,319
Nordic American Tanker Shipping	123	3,291
Rosetta Resources, Inc.*	130	3,054
Energy XXI Bermuda Ltd.*	127	2,935
Key Energy Services, Inc.*	307	2,920
Helix Energy Solutions Group, Inc.*	257	2,863
Overseas Shipholding Group, Inc.	73	2,505
Swift Energy Co.*	88	2,471
Patriot Coal Corp.*	193	2,202
Ship Finance International Ltd.	110	2,137
Carrizo Oil & Gas, Inc.*	85	2,035
Northern Oil and Gas, Inc.*	113	1,914
Newpark Resources, Inc.*	227	1,907
Tetra Technologies, Inc.*	186	1,897
Penn Virginia Corp.	117	1,877
Gulfmark Offshore, Inc. — Class A*	58	1,782
International Coal Group, Inc.*	330	1,756
ION Geophysical Corp.*	319	1,640
Stone Energy Corp.*	109	1,606
USEC, Inc.*	293	1,521
Contango Oil & Gas Co.*	30	1,505
Global Industries Ltd.*	271	1,482
RPC, Inc.	70	1,481
Cloud Peak Energy, Inc.*	80	1,460
ATP Oil & Gas Corp.*	106	1,447
Petroleum Development Corp.*	50	1,380

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Energy - 1.5% (continued)
Clean Energy Fuels Corp.*	96	$1,364
James River Coal Co.*	76	1,332
Cal Dive International, Inc.*	242	1,324
Parker Drilling Co.*	302	1,314
Kodiak Oil & Gas Corp.*	375	1,271
Golar LNG Ltd.	96	1,202
Hornbeck Offshore Services, Inc.*	60	1,169
Willbros Group, Inc.*	124	1,137
TransAtlantic Petroleum Ltd.*	382	1,131
Resolute Energy Corp.*	101	1,117
Rex Energy Corp.*	83	1,062
American Oil & Gas, Inc.*	129	1,045
Goodrich Petroleum Corp.*	71	1,034
Venoco, Inc.*	52	1,021
General Maritime Corp.	203	997
W&T Offshore, Inc.	94	996
Tesco Corp.*	80	962
Harvest Natural Resources, Inc.*	92	959
BPZ Resources, Inc.*	245	938
Gulfport Energy Corp.*	66	913
Teekay Tankers Ltd. — Class A	70	911
Pioneer Drilling Co.*	140	893
Petroquest Energy, Inc.*	142	865
Energy Partners Ltd.*	70	841
Knightsbridge Tankers Ltd.	44	832
Crosstex Energy, Inc.*	100	790
Vaalco Energy, Inc.*	134	769
T-3 Energy Services, Inc. — Class 3*	29	758
Hercules Offshore, Inc.*	286	758
Warren Resources, Inc.*	177	703
Apco Oil and Gas International, Inc.	20	692
Gulf Island Fabrication, Inc.	38	692
Western Refining, Inc.*	128	671
Clayton Williams Energy, Inc.*	13	658
Matrix Service Co.*	74	648
Dawson Geophysical Co.*	24	640
OYO Geospace Corp.*	11	637
CVR Energy, Inc.*	77	635
Vantage Drilling Co.*	383	613
Panhandle Oil and Gas, Inc. — Class A	24	593
Rentech, Inc.*	551	543
Georesources, Inc.*	33	525
Magnum Hunter Resources Corp.*	126	522
Basic Energy Services, Inc.*	60	511
PHI, Inc.*	30	485
DHT Holdings, Inc.	117	483
Abraxas Petroleum Corp.*	170	483
Uranium Energy Corp.*	146	479
FX Energy, Inc.*	115	476
Green Plains Renewable Energy, Inc.*	39	472
Endeavour International Corp.*	362	467
Gastar Exploration Ltd.*	109	438
Houston American Energy Corp.	43	430
GMX Resources, Inc.*	83	403

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Energy - 1.5% (continued)
Natural Gas Services Group, Inc.*	27	$399
CAMAC Energy, Inc.*	123	392
Allis-Chalmers Energy, Inc.*	94	392
Cheniere Energy, Inc.*	146	368
Callon Petroleum Co.*	74	366
Delta Petroleum Corp.*	464	365
Scorpio Tankers, Inc.*	30	339
Approach Resources, Inc.*	30	335
L&L Energy, Inc.*	40	321
Syntroleum Corp.*	167	312
Isramco, Inc.*	5	301
Seahawk Drilling, Inc.*	30	254
Delek US Holdings, Inc.	34	243
Evolution Petroleum Corp.*	39	234
Miller Petroleum, Inc.*	43	232
RAM Energy Resources, Inc.*	139	217
Union Drilling, Inc.*	36	161
Global Geophysical Services, Inc.*	22	160
Alon USA Energy, Inc.	24	130
Hallador Energy Co.	11	128
Golar LNG Energy Ltd.*	14	20

Total Energy		141,918

Materials - 1.4%
WR Grace & Co.*	182	5,085
Allied Nevada Gold Corp.*	189	5,009
Solutia, Inc.*	312	4,998
Rock-Tenn Co. — Class A	96	4,782
Silgan Holdings, Inc.	141	4,470
Coeur d’Alene Mines Corp.*	222	4,422
Rockwood Holdings, Inc.*	131	4,123
Olin Corp.	201	4,052
Hecla Mining Co.*	638	4,032
Thompson Creek Metals Company,
Inc.*	354	3,816
Sensient Technologies Corp.	121	3,689
Golden Star Resources Ltd.*	651	3,216
NewMarket Corp.	27	3,069
Minerals Technologies, Inc.	50	2,946
Schweitzer-Mauduit International, Inc.	50	2,916
PolyOne Corp.*	229	2,769
Ferro Corp.*	214	2,758
OM Group, Inc.*	84	2,530
Louisiana-Pacific Corp.*	319	2,415
RTI International Metals, Inc.*	77	2,358
HB Fuller Co.	116	2,305
Worthington Industries, Inc.	153	2,300
Clearwater Paper Corp.*	30	2,282
Globe Specialty Metals, Inc.	161	2,260
Arch Chemicals, Inc.	60	2,105
Century Aluminum Co.*	156	2,055
Calgon Carbon Corp.*	141	2,045
Balchem Corp.	66	2,037
Innophos Holdings, Inc.	58	1,920
AMCOL International Corp.	71	1,859
Texas Industries, Inc.	58	1,828
Stillwater Mining Co.*	108	1,819

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Materials - 1.4% (continued)
Brush Engineered Materials, Inc.*	60	$1,706
Kaiser Aluminum Corp.	38	1,626
STR Holdings, Inc.*	74	1,594
Koppers Holdings, Inc.	59	1,585
A. Schulman, Inc.	77	1,552
Buckeye Technologies, Inc.	103	1,515
Georgia Gulf Corp.*	90	1,471
Westlake Chemical Corp.	48	1,437
Stepan Co.	24	1,419
PH Glatfelter Co.	114	1,386
Jaguar Mining, Inc.*	213	1,384
Deltic Timber Corp.	28	1,254
KapStone Paper and Packaging Corp.*	96	1,165
US Gold Corp.*	234	1,163
Boise, Inc.*	174	1,129
Horsehead Holding Corp.*	109	1,076
Haynes International, Inc.	30	1,048
Zep, Inc.	60	1,046
Quaker Chemical Corp.	32	1,042
Wausau Paper Corp.*	120	995
Graphic Packaging Holding Co.*	288	962
Kraton Performance Polymers Inc.*	32	869
Omnova Solutions, Inc.*	112	805
Zoltek Companies, Inc.*	80	778
Myers Industries, Inc.	86	739
Capital Gold Corp.*	152	734
LSB Industries, Inc.*	39	724
Hawkins, Inc.	20	708
Spartech Corp.*	81	665
General Moly, Inc.*	172	630
Neenah Paper, Inc.	40	608
TPC Group, Inc.*	24	572
Headwaters, Inc.*	154	554
Universal Stainless & Alloy*	22	540
AM Castle & Co.*	40	530
Olympic Steel, Inc.	20	460
Graham Packaging Company, Inc.*	37	437
Landec Corp.*	70	435
United States Lime & Minerals, Inc.*	11	425
Senomyx, Inc.*	98	390
American Vanguard Corp.	60	371
Metals USA Holdings Corp.*	27	350
US Energy Corp.*	69	313
KMG Chemicals, Inc.	20	282
Noranda Aluminum Holding Corp.*	30	247
AEP Industries, Inc.*	10	236
NL Industries, Inc.	23	209
Verso Paper Corp.*	40	115

Total Materials		139,551

Utilities - 0.9%
Nicor, Inc.	121	5,544
Piedmont Natural Gas Company, Inc.	190	5,510
WGL Holdings, Inc.	126	4,760
IDACORP, Inc.	122	4,382

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Utilities - 0.9% (continued)
Cleco Corp.	147	$4,354
South Jersey Industries, Inc.	83	4,106
New Jersey Resources Corp.	100	3,922
Portland General Electric Co.	192	3,894
Southwest Gas Corp.	114	3,829
Northwest Natural Gas Co.	70	3,321
Black Hills Corp.	103	3,214
Unisource Energy Corp.	92	3,076
Avista Corp.	144	3,007
NorthWestern Corp.	100	2,850
Allete, Inc.	77	2,805
El Paso Electric Co.*	109	2,592
PNM Resources, Inc.	222	2,529
MGE Energy, Inc.	60	2,375
UIL Holdings Corp.	81	2,281
Laclede Group, Inc.	61	2,100
Empire District Electric Co.	104	2,096
Otter Tail Corp.	92	1,876
California Water Service Group	49	1,811
American States Water Co.	48	1,717
CH Energy Group, Inc.	38	1,678
Dynegy, Inc. — Class A*	260	1,266
SJW Corp.	30	739
Chesapeake Utilities Corp.	20	724
Central Vermont Public Service Corp.	35	706
Middlesex Water Co.	38	640
Connecticut Water Service, Inc.	24	575
Unitil Corp.	26	571
York Water Co.	30	481
Artesian Resources Corp. — Class A	21	400
Consolidated Water Company Ltd.	42	398
Cadiz, Inc.*	30	308
American DG Energy, Inc.*	50	149

Total Utilities		86,586

Consumer Staples - 0.8%
Casey’s General Stores, Inc.	130	5,428
TreeHouse Foods, Inc.*	87	4,011
Ruddick Corp.	106	3,676
United Natural Foods, Inc.*	108	3,579
Nu Skin Enterprises, Inc. — Class A	121	3,485
Universal Corp.	70	2,806
Sanderson Farms, Inc.	59	2,554
Diamond Foods, Inc.	60	2,459
Lancaster Colony Corp.	50	2,375
Hain Celestial Group, Inc.*	97	2,326
Fresh Del Monte Produce, Inc.*	104	2,257
Vector Group Ltd.	118	2,207
Andersons, Inc.	48	1,819
Tootsie Roll Industries, Inc.*	72	1,791
Darling International, Inc.	206	1,755
J&J Snack Foods Corp.	40	1,677
WD-40 Co.	40	1,521
Lance, Inc.	70	1,491
Chiquita Brands International, Inc.*	111	1,470
Central Garden and Pet Co. — Class A*	140	1,450

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Consumer Staples - 0.8% (continued)
Pantry, Inc.*	60	$1,447
Nash Finch Co.	34	1,446
Elizabeth Arden, Inc.*	70	1,399
Spectrum Brands Holdings, Inc.*	51	1,386
B&G Foods, Inc. — Class A	122	1,332
Rite Aid Corp.*	1,403	1,323
Boston Beer Company, Inc. — Class A*	19	1,271
Weis Markets, Inc.	32	1,252
Pricesmart, Inc.	40	1,165
Prestige Brands Holdings, Inc.*	107	1,058
Cal-Maine Foods, Inc.	36	1,043
Winn-Dixie Stores, Inc.*	140	998
Alliance One International, Inc.*	227	942
USANA Health Sciences, Inc.*	22	888
Spartan Stores, Inc.	60	870
Heckmann Corp.*	217	846
Dole Food Company, Inc.*	86	787
Medifast, Inc.*	28	760
Pilgrim’s Pride Corp.*	121	680
Smart Balance, Inc.*	172	667
Coca-Cola Bottling Company Consolidated	12	635
Inter Parfums, Inc.	36	633
Synutra International, Inc.*	52	601
Calavo Growers, Inc.	27	585
Ingles Markets, Inc. — Class A	34	565
Star Scientific, Inc.*	239	502
Imperial Sugar Co.	35	458
National Beverage Corp.	32	448
Village Super Market, Inc. — Class A	16	447
Seneca Foods Corp. — Class A*	17	445
Arden Group, Inc. — Class A	5	412
Limoneira Co.	20	403
Griffin Land & Nurseries, Inc.	15	397
Revlon, Inc. — Class A*	30	379
Farmer Brothers Co.	23	368
Great Atlantic & Pacific Tea Co.*	82	325
John B. Sanfilippo & Son, Inc.*	24	317
Nutraceutical International Corp.*	19	298
Susser Holdings Corp.*	20	280
Schiff Nutrition International, Inc.	34	279
MGP Ingredients, Inc.	30	236
Oil-Dri Corporation of America	10	215
Nature’s Sunshine Products, Inc.*	24	215
Female Health Co.	41	211
Cellu Tissue Holdings, Inc.*	17	203
Alico, Inc.	8	186
Harbinger Group, Inc.*	20	111
Lifeway Foods, Inc.*	10	105

Total Consumer Staples		81,956

Telecommunication Services - 0.3%
Syniverse Holdings, Inc.*	184	4,171
AboveNet, Inc.*	60	3,125
Consolidated Communications Holdings, Inc.	73	1,363

		Market
	Shares	Value
COMMON STOCKS† - 27.1% (continued)
Telecommunication Services - 0.3% (continued)
Cincinnati Bell, Inc.*	507	$1,354
NTELOS Holdings Corp.	80	1,354
PAETEC Holding Corp.*	319	1,311
General Communication, Inc. — Class A*	122	1,216
Premiere Global Services, Inc.*	161	1,140
Alaska Communications Systems Group, Inc.	111	1,127
Neutral Tandem, Inc.*	90	1,075
Global Crossing Ltd.*	82	1,054
Shenandoah Telecommunications Co.	58	1,054
Cogent Communications Group, Inc.*	111	1,051
USA Mobility, Inc.	60	962
Atlantic Tele-Network, Inc.	19	935
Cbeyond, Inc.*	67	860
IDT Corp. — Class B*	40	711
Vonage Holdings Corp.*	272	694
Iridium Communications, Inc.*	80	683
FiberTower Corp.*	124	526
ICO Global Communications
Holdings Ltd.*	226	371
Globalstar, Inc.*	182	317

Total Telecommunication Services		26,454

TOTAL COMMON STOCKS
(Cost $1,528,046)		2,626,782

WARRANT†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	52	3

TOTAL WARRANT
(Cost $–)		3

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 1.5x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 67.4%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	$2,566,263	$2,566,263
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	988,686	988,686
UBS Financial Services, Inc. issued 09/30/10 at 0.24% due 10/01/10	988,686	988,686
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	988,686	988,686
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	988,686	988,686

TOTAL REPURCHASE AGREEMENTS
(Cost $6,521,007)		6,521,007

Total Investments - 94.5%
(Cost $8,049,053)		$9,147,792
Cash & Other Assets, Less Liabilities - 5.5%		531,608

Total Net Assets - 100.0%		$9,679,400

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2010 Russell 2000 Index Swap, Terminating 10/27/10[3] (Notional Market Value $6,457,644)	9,551	$78,649
Morgan Stanley Capital Services, Inc. October 2010 Russell 2000 Index Swap, Terminating 10/26/10[3] (Notional Market Value $2,247,863)	3,325	27,205
Credit Suisse Capital, LLC October 2010 Russell 2000 Index Swap, Terminating 10/29/10[3] (Notional Market Value $3,200,710)	4,734	(6,838)

(Total Notional Market Value $11,906,217)		$99,016

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9%
Financials - 12.4%
Highwoods Properties, Inc.	120	$3,896
MFA Financial, Inc.	456	3,479
Omega Healthcare Investors, Inc.	153	3,435
Tanger Factory Outlet Centers	70	3,300
Home Properties, Inc.	62	3,280
National Retail Properties, Inc.	128	3,214
Mid-America Apartment
Communities, Inc.	55	3,205
American Capital Ltd.*	548	3,184
Washington Real Estate
Investment Trust	100	3,173
Alterra Capital Holdings Ltd.	159	3,167
BioMed Realty Trust, Inc.	176	3,154
Apollo Investment Corp.	308	3,151
FirstMerit Corp.	170	3,114
Kilroy Realty Corp.	93	3,082
MGIC Investment Corp.*	322	2,972
SVB Financial Group*	70	2,962
Platinum Underwriters Holdings Ltd.	67	2,916
Entertainment Properties Trust	67	2,893
ProAssurance Corp.*	50	2,880
CBL & Associates Properties, Inc.	220	2,873
Westamerica Bancorporation	50	2,725
Signature Bank *	70	2,719
Prosperity Bancshares, Inc.	80	2,598
LaSalle Hotel Properties	107	2,503
First American Financial Corp.	167	2,495
Healthcare Realty Trust, Inc.	104	2,433
Stifel Financial Corp.*	52	2,407
American Campus Communities, Inc.	78	2,374
DiamondRock Hospitality Co.*	249	2,363
Post Properties, Inc.	80	2,234
Extra Space Storage, Inc.	137	2,197
Equity Lifestyle Properties, Inc.	40	2,179
Trustmark Corp.	98	2,131
NewAlliance Bancshares, Inc.	168	2,120
Northwest Bancshares, Inc.	184	2,059
Potlatch Corp.	60	2,040
CNO Financial Group, Inc.*	365	2,022
Umpqua Holdings Corp.	178	2,019
Iberiabank Corp.	40	1,999
Astoria Financial Corp.	140	1,908
Knight Capital Group, Inc. — Class A*	154	1,908
Montpelier Re Holdings Ltd.	110	1,905
Delphi Financial Group, Inc. — Class A	76	1,899
PHH Corp.*	90	1,895
Redwood Trust, Inc.	130	1,880
Webster Financial Corp.	107	1,879
Portfolio Recovery Associates, Inc.*	29	1,875
DuPont Fabros Technology, Inc.	74	1,861
Medical Properties Trust, Inc.	178	1,805
Glacier Bancorp, Inc.	123	1,796
Cash America International, Inc.	50	1,750

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Financials - 12.4% (continued)
Colonial Properties Trust	108	$1,749
Susquehanna Bancshares, Inc.	207	1,747
Argo Group International Holdings Ltd.	50	1,737
Hatteras Financial Corp.	60	1,708
UMB Financial Corp.	48	1,704
RLI Corp.	30	1,699
National Health Investors, Inc.	38	1,674
DCT Industrial Trust, Inc.	346	1,657
Tower Group, Inc.	70	1,635
Wintrust Financial Corp.	50	1,620
Radian Group, Inc.	206	1,611
Park National Corp.	25	1,601
First Financial Bancorp	93	1,551
Starwood Property Trust, Inc.	78	1,550
Cathay General Bancorp	129	1,534
PS Business Parks, Inc.	27	1,527
MB Financial, Inc.	94	1,525
International Bancshares Corp.	90	1,520
FNB Corp.	177	1,515
United Bankshares, Inc.	60	1,493
KBW, Inc.	58	1,485
Sovran Self Storage, Inc.	39	1,478
EastGroup Properties, Inc.	39	1,458
Old National Bancorp	138	1,449
Hancock Holding Co.	48	1,443
Selective Insurance Group, Inc.	88	1,434
Sunstone Hotel Investors, Inc.*	157	1,424
Ezcorp, Inc. — Class A*	70	1,403
First Midwest Bancorp, Inc.	119	1,372
Franklin Street Properties Corp.	110	1,366
Anworth Mortgage Asset Corp.	188	1,340
First Cash Financial Services, Inc.*	48	1,332
World Acceptance Corp.*	30	1,325
Whitney Holding Corp.	157	1,283
NBT Bancorp, Inc.	58	1,280
American Capital Agency Corp.	48	1,275
First Financial Bankshares, Inc.	27	1,269
Greenlight Capital Re Ltd. — Class A*	50	1,251
Provident Financial Services, Inc.	100	1,236
National Penn Bancshares, Inc.	197	1,231
U-Store-It Trust	147	1,227
Ocwen Financial Corp.*	118	1,197
Capstead Mortgage Corp.	108	1,174
Lexington Realty Trust	158	1,131
Columbia Banking System, Inc.	57	1,120
Prospect Capital Corp.	114	1,107
Acadia Realty Trust	57	1,083
Pennsylvania Real Estate Investment Trust	91	1,079
optionsXpress Holdings, Inc.*	70	1,075
Pico Holdings, Inc.*	36	1,075
Community Bank System, Inc.	46	1,058
Employers Holdings, Inc.	67	1,057
CVB Financial Corp.	138	1,036
Texas Capital Bancshares, Inc.*	60	1,036

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Financials - 12.4% (continued)
BlackRock Kelso Capital Corp.	89	$1,024
Forestar Group, Inc.*	60	1,023
LTC Properties, Inc.	40	1,021
Horace Mann Educators Corp.	57	1,013
Equity One, Inc.	60	1,013
MF Global Holdings Ltd.*	140	1,008
Cousins Properties, Inc.	141	1,007
Investors Real Estate Trust	120	1,006
Inland Real Estate Corp.	120	997
Brookline Bancorp, Inc.	98	978
Infinity Property & Casualty Corp.	20	975
Investment Technology Group, Inc.*	68	967
Strategic Hotels & Resorts, Inc.*	227	962
Hersha Hospitality Trust	185	958
Investors Bancorp, Inc.*	78	924
Sun Communities, Inc.	30	921
City Holding Co.	30	920
Nelnet, Inc. — Class A	40	915
PrivateBancorp, Inc. — Class A	80	911
PacWest Bancorp	47	896
American Equity Investment Life Holding Co.	87	891
Oritani Financial Corp.	89	888
First Potomac Realty Trust	59	885
Piper Jaffray Companies, Inc.*	30	874
National Financial Partners Corp.*	67	849
Simmons First National Corp. — Class A	30	848
Navigators Group, Inc.*	19	848
Meadowbrook Insurance Group, Inc.	94	843
Safety Insurance Group, Inc.	20	840
Invesco Mortgage Capital, Inc.	39	839
PMI Group, Inc.*	228	837
Evercore Partners, Inc. — Class A	29	830
Flagstone Reinsurance Holdings S.A.	77	817
Primerica, Inc.	40	814
Getty Realty Corp.	30	805
Sterling Bancshares, Inc.	148	795
Compass Diversified Holdings	49	792
United Fire & Casualty Co.	37	785
Chemical Financial Corp.	38	784
Fifth Street Finance Corp.	70	780
Home Bancshares, Inc.	38	772
Associated Estates Realty Corp.	55	769
Universal Health Realty Income Trust	22	757
Dollar Financial Corp.*	36	751
First Commonwealth Financial Corp.	136	741
Enstar Group Ltd.*	10	726
Walter Investment Management Corp.	41	717
Boston Private Financial Holdings, Inc.	109	713

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Financials - 12.4% (continued)
MCG Capital Corp.	120	$701
S&T Bancorp, Inc.	40	697
Trustco Bank Corp.	125	695
Government Properties Income Trust	26	694
MarketAxess Holdings, Inc.	40	679
Oriental Financial Group, Inc.	51	678
Independent Bank Corp.	30	676
Retail Opportunity Investments Corp.	69	660
Harleysville Group, Inc.	20	656
WesBanco, Inc.	40	654
Glimcher Realty Trust	106	652
Education Realty Trust, Inc.	90	643
Lakeland Financial Corp.	34	634
Ashford Hospitality Trust, Inc.*	70	634
Cardtronics, Inc.*	41	633
FPIC Insurance Group, Inc.*	18	632
Cohen & Steers, Inc.	29	629
Ramco-Gershenson Properties Trust	58	621
Artio Global Investors, Inc. — Class A	40	612
Maiden Holdings Ltd.	80	609
Hercules Technology Growth Capital, Inc.	60	607
Credit Acceptance Corp.*	10	606
Sandy Spring Bancorp, Inc.	39	604
Urstadt Biddle Properties, Inc. - Class A	33	597
Bank of the Ozarks, Inc.	16	593
First Financial Corp.	20	590
Southside Bancshares, Inc.	31	586
PennantPark Investment Corp.	55	584
Suffolk Bancorp	23	582
Citizens Republic Bancorp, Inc.*	646	582
Flushing Financial Corp.	50	578
Banco Latinoamericano de Comercio Exterior S.A. — Class E	40	578
Western Alliance Bancorp*	86	576
Hilltop Holdings, Inc.*	60	575
Amtrust Financial Services, Inc.	39	566
AMERISAFE, Inc.*	30	563
BGC Partners, Inc. — Class A	94	561
Oppenheimer Holdings, Inc. — Class A	20	559
Dime Community Bancshares, Inc.	40	554
TowneBank	37	554
Cedar Shopping Centers, Inc.	90	547
Tejon Ranch Co.*	25	542
Pebblebrook Hotel Trust*	30	540
Pennymac Mortgage Investment Trust	30	537
GFI Group, Inc.	115	534
Univest Corporation of Pennsylvania	30	524
CNA Surety Corp.*	29	520

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Financials - 12.4% (continued)
eHealth, Inc.*	40	$517
Provident New York Bancorp	61	512
FelCor Lodging Trust, Inc.*	110	506
Beneficial Mutual Bancorp, Inc.*	56	502
Arrow Financial Corp.	20	502
SCBT Financial Corp.	16	499
First Industrial Realty Trust, Inc.*	98	497
Community Trust Bancorp, Inc.	18	488
TradeStation Group, Inc.*	74	487
Duff & Phelps Corp. — Class A	36	485
CapLease, Inc.	86	481
SY Bancorp, Inc.	19	472
MVC Capital, Inc.	36	467
Cardinal Financial Corp.	48	461
Danvers Bancorp, Inc.	30	460
Pinnacle Financial Partners, Inc.*	50	459
iStar Financial, Inc.*	150	459
StellarOne Corp.	36	458
Renasant Corp.	30	456
NorthStar Realty Finance Corp.	122	456
FBL Financial Group, Inc. — Class A	17	442
Cogdell Spencer, Inc.	69	436
Great Southern Bancorp, Inc.	20	435
Winthrop Realty Trust	35	433
Resource Capital Corp.	67	425
Saul Centers, Inc.	10	419
American Physicians Capital, Inc.	10	415
Parkway Properties, Inc.	28	414
Financial Institutions, Inc.	23	406
TICC Capital Corp.	39	404
Global Indemnity plc — Class A*	25	401
Cypress Sharpridge Investments, Inc.	30	401
Citizens, Inc.*	58	400
Kite Realty Group Trust	90	400
Tompkins Financial Corp.	10	397
Nara Bancorp, Inc.*	56	395
Phoenix Companies, Inc.*	188	395
German American Bancorp, Inc.	23	395
United Financial Bancorp, Inc.	29	392
Hudson Valley Holding Corp.	20	390
First Financial Holdings, Inc.	35	390
Southwest Bancorp, Inc.	30	389
First Community Bancshares, Inc.	30	387
GAMCO Investors, Inc. — Class A	10	385
Washington Trust Bancorp, Inc.	20	382
Berkshire Hills Bancorp, Inc.	20	379
Advance America Cash Advance Centers, Inc.	93	375
Westfield Financial, Inc.	48	374
Ameris Bancorp	40	374
Sterling Bancorp — Class N	43	374
Colony Financial, Inc.	20	370
Union First Market Bankshares Corp.	28	366
Diamond Hill Investment Group, Inc.	5	365

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Financials - 12.4% (continued)
International Assets Holding Corp.*	20	$362
PMA Capital Corp. — Class A*	48	362
Centerstate Banks, Inc.	42	360
Bank Mutual Corp.	69	358
First Busey Corp.	78	355
Safeguard Scientifics, Inc.*	28	351
Main Street Capital Corp.	22	350
Calamos Asset Management, Inc. — Class A	30	345
Bryn Mawr Bank Corp.	20	344
Eagle Bancorp, Inc.*	30	344
SWS Group, Inc.	48	344
Two Harbors Investment Corp.	38	343
West Coast Bancorp*	150	342
Gladstone Capital Corp.	30	338
Republic Bancorp, Inc. — Class A	16	338
Kayne Anderson Energy Development Co.	21	337
Territorial Bancorp, Inc.	20	337
United Community Banks, Inc.*	150	336
Penns Woods Bancorp, Inc.	10	331
Agree Realty Corp.	13	328
American Safety Insurance
Holdings Ltd.*	20	327
Northfield Bancorp, Inc.	30	325
Encore Capital Group, Inc.*	18	324
American Physicians Service Group, Inc.	10	324
Bank of Marin Bancorp	10	322
Apollo Commercial Real Estate Finance, Inc.	20	321
Triangle Capital Corp.	20	320
Home Federal Bancorp, Inc.	26	316
Abington Bancorp, Inc.	30	316
SeaBright Holdings, Inc.	39	314
Monmouth Real Estate Investment Corp. — Class A	40	313
1st Source Corp.	18	312
Kansas City Life Insurance Co.	10	312
Newcastle Investment Corp.*	100	310
Sierra Bancorp	25	309
Heartland Financial USA, Inc.	20	308
Kennedy-Wilson Holdings, Inc.*	29	307
State Auto Financial Corp.	20	304
Alliance Financial Corp.	10	302
Bancorp, Inc.*	45	301
Student Loan Corp.	10	297
NewStar Financial, Inc.*	40	296
Center Financial Corp.*	58	295
Stewart Information Services Corp.	26	294
Presidential Life Corp.	30	294
First Merchants Corp.	38	290
Consolidated-Tomoka Land Co.	10	285
Bancfirst Corp.	7	283
Heritage Financial Corp.*	20	280
Bancorp Rhode Island, Inc.	10	279
HFF, Inc. — Class A*	30	278

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Financials - 12.4% (continued)
Camden National Corp.	8	$277
Trico Bancshares	18	277
Virtus Investment Partners, Inc.*	9	272
Pacific Continental Corp.	30	271
State Bancorp, Inc.	30	269
First Interstate Bancsystem, Inc. — Class A	20	269
CoBiz Financial, Inc.	48	267
BankFinancial Corp.	29	266
Financial Engines, Inc.*	20	266
WSFS Financial Corp.	7	263
Citizens & Northern Corp.	20	260
First Bancorp	19	259
Ambac Financial Group, Inc.*	466	259
National Bankshares, Inc.	10	258
Epoch Holding Corp.	20	258
1st United Bancorp, Inc.*	40	257
NYMAGIC, Inc.	10	257
Baldwin & Lyons, Inc. — Class B	10	255
NGP Capital Resources Co.	28	254
FBR Capital Markets Corp.*	80	251
Bridge Bancorp, Inc.	10	250
Merchants Bancshares, Inc.	10	249
OceanFirst Financial Corp.	20	245
Capital City Bank Group, Inc.	20	243
Gladstone Investment Corp.	36	241
CreXus Investment Corp.	20	241
National Interstate Corp.	11	239
Century Bancorp, Inc. — Class A	10	239
Dynex Capital, Inc.	22	237
Westwood Holdings Group, Inc.	7	237
ESSA Bancorp, Inc.	20	237
Donegal Group, Inc. — Class A	18	235
LaBranche & Company, Inc.*	60	234
Orrstown Financial Services, Inc.	10	232
Taylor Capital Group, Inc.*	20	229
Excel Trust, Inc.	20	225
OmniAmerican Bancorp, Inc.*	20	225
RAIT Financial Trust*	135	223
Washington Banking Co.	16	222
American National Bankshares, Inc.	10	219
Lakeland Bancorp, Inc.	26	219
Farmer Mac — Class C	20	216
UMH Properties, Inc.	20	215
Harris & Harris Group, Inc.*	50	213
EMC Insurance Group, Inc.	10	213
First Marblehead Corp.*	90	211
Peoples Bancorp, Inc.	17	210
Thomas Properties Group, Inc.	58	207
Enterprise Financial Services Corp.	22	205
Gleacher & Company, Inc.*	127	204
First Mercury Financial Corp.	20	202
Hanmi Financial Corp.*	157	201
Ames National Corp.	10	199
MainSource Financial Group, Inc.	26	199
Cowen Group, Inc. — Class A*	60	197

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Financials - 12.4% (continued)
Wilshire Bancorp, Inc.	30	$196
MPG Office Trust, Inc.*	77	193
Avatar Holdings, Inc.*	10	191
Life Partners Holdings, Inc.	10	190
Mission West Properties, Inc.	28	190
West Bancorporation, Inc.*	30	189
Chatham Lodging Trust	10	186
Terreno Realty Corp.*	10	182
Peapack Gladstone Financial Corp.	15	177
Metro Bancorp, Inc.*	17	177
Kearny Financial Corp.	20	177
Sanders Morris Harris Group, Inc.	31	175
First of Long Island Corp.	7	175
Hallmark Financial Services*	20	175
Clifton Savings Bancorp, Inc.	20	172
Gladstone Commercial Corp.	10	172
Arlington Asset Investment Corp. — Class A	7	163
One Liberty Properties, Inc.	10	159
Medallion Financial Corp.	20	156
Golub Capital BDC, Inc.	10	153
Asta Funding, Inc.	20	153
Ladenburg Thalmann Financial Services, Inc.*	147	150
Penson Worldwide, Inc.*	30	149
ViewPoint Financial Group	16	148
MidWestOne Financial Group, Inc.	10	147
Virginia Commerce Bancorp, Inc.*	30	146
Flagstar Bancorp, Inc.*	79	144
ESB Financial Corp.	10	139
First Bancorp, Inc.	10	138
CNB Financial Corp.	10	138
Primus Guaranty Ltd.*	30	137
Green Bankshares, Inc.*	20	136
Universal Insurance Holdings, Inc.	30	135
NASB Financial, Inc.	8	132
Solar Capital Ltd.	6	129
JMP Group, Inc.	20	122
Tower Bancorp, Inc.	6	122
Marlin Business Services Corp.*	10	120
BofI Holding, Inc.*	10	119
THL Credit, Inc.	10	118
Rockville Financial, Inc.	10	115
Midsouth Bancorp, Inc.	8	113
Roma Financial Corp.	10	105
First South Bancorp, Inc.	10	99
Chesapeake Lodging Trust	6	98
Crawford & Co. — Class B*	40	97
Meridian Interstate Bancorp, Inc.*	9	95
CompuCredit Holdings Corp.	19	92
Asset Acceptance Capital Corp.*	17	91
Home Bancorp, Inc.*	6	80
K-Fed Bancorp	10	79
Fox Chase Bancorp, Inc.*	8	76
Encore Bancshares, Inc.*	10	72
Rodman & Renshaw Capital Group, Inc.*	30	64

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Financials - 12.4% (continued)
Pzena Investment Management, Inc. — Class A	8	$55
Gerova Financial Group Ltd.*	10	54
Doral Financial Corp.*	30	50
First BanCorp*	148	41
Waterstone Financial, Inc.*	10	40

Total Financials		334,667

Information Technology - 11.3%
TIBCO Software, Inc.*	268	4,754
Riverbed Technology, Inc.*	103	4,695
VeriFone Systems, Inc.*	141	4,381
Rackspace Hosting, Inc.*	162	4,209
Parametric Technology Corp.*	188	3,674
ADTRAN, Inc.	102	3,601
Jack Henry & Associates, Inc.	138	3,519
Concur Technologies, Inc.*	65	3,214
Netlogic Microsystems, Inc.*	100	2,758
Acme Packet, Inc.*	72	2,732
RF Micro Devices, Inc.*	436	2,677
Plantronics, Inc.	78	2,635
Ariba, Inc.*	139	2,627
Aruba Networks, Inc.*	123	2,625
Anixter International, Inc.*	47	2,538
SuccessFactors, Inc.*	99	2,486
GSI Commerce, Inc.*	99	2,445
Veeco Instruments, Inc.*	70	2,441
Quest Software, Inc.*	99	2,434
TriQuint Semiconductor, Inc.*	250	2,400
Progress Software Corp.*	69	2,284
CACI International, Inc. — Class A*	50	2,263
Finisar Corp.*	120	2,255
Microsemi Corp.*	130	2,230
Netezza Corp.*	80	2,156
Wright Express Corp.*	60	2,143
Viasat, Inc.*	52	2,138
InterDigital, Inc.*	70	2,073
OpenTable, Inc.*	30	2,042
Semtech Corp.*	100	2,019
Cavium Networks, Inc.*	70	2,013
Sapient Corp.	168	2,011
ADC Telecommunications, Inc.*	158	2,002
Cirrus Logic, Inc.*	110	1,962
Unisys Corp.*	70	1,953
Arris Group, Inc.*	199	1,944
Digital River, Inc.*	56	1,906
JDA Software Group, Inc.*	75	1,902
Taleo Corp. — Class A*	65	1,884
Cymer, Inc.*	50	1,854
Lawson Software, Inc.*	216	1,830
CommVault Systems, Inc.*	70	1,822
MAXIMUS, Inc.	29	1,786
Hittite Microwave Corp.*	37	1,763
Plexus Corp.*	60	1,761
Mentor Graphics Corp.*	166	1,755
Omnivision Technologies, Inc.*	76	1,751
Littelfuse, Inc.*	40	1,748
Acxiom Corp.*	110	1,745

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Information Technology - 11.3% (continued)
Fair Isaac Corp.	70	$1,726
TiVo, Inc.*	186	1,685
Blue Coat Systems, Inc.*	70	1,684
ValueClick, Inc.*	128	1,674
Blackbaud, Inc.	69	1,659
Blackboard, Inc.*	46	1,658
Benchmark Electronics, Inc.*	100	1,640
j2 Global Communications, Inc.*	68	1,618
ArcSight, Inc.*	37	1,612
Cognex Corp.	60	1,609
Infinera Corp.*	137	1,599
Mantech International Corp. — Class A*	40	1,584
Netgear, Inc.*	58	1,567
Earthlink, Inc.	170	1,545
Sanmina-SCI Corp.*	127	1,534
Integrated Device Technology, Inc.*	257	1,503
Ultimate Software Group, Inc.*	38	1,468
Fortinet, Inc.*	58	1,450
Coherent, Inc.*	36	1,440
Advent Software, Inc.*	27	1,409
Tessera Technologies, Inc.*	76	1,406
MKS Instruments, Inc.*	78	1,402
L-1 Identity Solutions, Inc. — Class 1*	119	1,396
Tekelec*	107	1,387
Euronet Worldwide, Inc.*	77	1,385
Comtech Telecommunications Corp.	50	1,367
Emulex Corp.*	130	1,357
SRA International, Inc. — Class A*	67	1,321
Loral Space & Communications, Inc.*	25	1,305
MicroStrategy, Inc. — Class A*	15	1,299
Synaptics, Inc.*	46	1,294
Cabot Microelectronics Corp.*	40	1,287
Oclaro, Inc.*	80	1,281
Rofin-Sinar Technologies, Inc.*	50	1,269
TTM Technologies, Inc.*	129	1,263
SAVVIS, Inc.*	59	1,244
Websense, Inc.*	70	1,242
ACI Worldwide, Inc.*	54	1,209
Power Integrations, Inc.	38	1,208
Sonus Networks, Inc.*	337	1,190
Constant Contact, Inc.*	55	1,179
FEI Co.*	60	1,174
Manhattan Associates, Inc.*	40	1,174
Checkpoint Systems, Inc.*	57	1,160
Sourcefire, Inc.*	40	1,154
DTS, Inc.*	30	1,145
Universal Display Corp.*	48	1,128
SYNNEX Corp.*	40	1,126
Amkor Technology, Inc.*	170	1,117
Take-Two Interactive Software, Inc.*	110	1,115
Scansource, Inc.*	40	1,110
Insight Enterprises, Inc.*	70	1,095

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Information Technology - 11.3% (continued)
Applied Micro Circuits Corp.*	109	$1,090
OSI Systems, Inc.*	30	1,090
SolarWinds, Inc.*	63	1,087
Harmonic, Inc.*	157	1,080
Ebix, Inc.*	45	1,055
Art Technology Group, Inc.*	253	1,045
Netscout Systems, Inc.*	50	1,026
Aspen Technology, Inc.*	98	1,016
Tyler Technologies, Inc.*	50	1,008
Intermec, Inc.*	80	981
DealerTrack Holdings, Inc.*	57	974
Sycamore Networks, Inc.	30	972
Entegris, Inc.*	208	971
IPG Photonics Corp.*	40	966
Rogers Corp.*	30	944
comScore, Inc.*	40	941
STEC, Inc.*	75	934
Pegasystems, Inc.	30	932
Terremark Worldwide, Inc.*	90	931
Black Box Corp.	29	930
Heartland Payment Systems, Inc.	60	913
Standard Microsystems Corp.*	40	912
CSG Systems International, Inc.*	50	911
Cogent, Inc.*	85	904
Lattice Semiconductor Corp.*	190	903
Isilon Systems, Inc.*	40	891
Syntel, Inc.	20	890
Entropic Communications, Inc.*	89	854
Electronics for Imaging, Inc.*	70	848
Volterra Semiconductor Corp.*	39	839
DG FastChannel, Inc.*	38	827
Radiant Systems, Inc.*	48	821
Diodes, Inc.*	48	820
Micrel, Inc.	83	818
Power-One, Inc.*	90	818
ATMI, Inc.*	55	817
MTS Systems Corp.	26	806
United Online, Inc.	138	789
Monolithic Power Systems, Inc.*	48	784
Brightpoint, Inc.*	112	783
Stratasys, Inc.*	28	776
NIC, Inc.	91	754
Advanced Energy Industries, Inc.*	57	744
TeleTech Holdings, Inc.*	50	742
Quantum Corp.*	347	736
VirnetX Holding Corp.	50	734
Compellent Technologies, Inc.*	40	727
LogMeIn, Inc.*	20	720
Xyratex Ltd.*	48	712
iGate Corp.	39	707
NetSuite, Inc.*	30	707
Epicor Software Corp.*	80	696
Park Electrochemical Corp.	26	685
Ancestry.com, Inc.*	30	683
MIPS Technologies, Inc. — Class A*	69	671
Brooks Automation, Inc.*	100	671
Newport Corp.*	59	669

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Information Technology - 11.3% (continued)
Ultratech, Inc.*	39	$667
Kulicke & Soffa Industries, Inc.*	107	662
Formfactor, Inc.*	77	662
Internet Capital Group, Inc.*	60	662
Forrester Research, Inc.*	20	662
Anadigics, Inc.*	108	658
Kenexa Corp.*	37	648
TNS, Inc.*	38	644
Internet Brands, Inc. — Class A*	48	637
Unica Corp.*	30	629
Avid Technology, Inc.*	48	629
Ixia*	50	620
Zoran Corp.*	78	596
Oplink Communications, Inc.*	30	595
RightNow Technologies, Inc.*	30	591
EPIQ Systems, Inc.	48	588
Bottomline Technologies, Inc.*	38	584
Sigma Designs, Inc.*	50	575
Silicon Image, Inc.*	120	574
LivePerson, Inc.*	68	571
FARO Technologies, Inc.*	26	567
Vocus, Inc.*	30	554
Move, Inc.*	247	551
Methode Electronics, Inc.	60	545
Synchronoss Technologies, Inc.*	30	534
Maxwell Technologies, Inc.*	36	526
Infospace, Inc.*	60	520
SMART Modular Technologies
WWH, Inc.*	85	513
LTX-Credence Corp.*	245	512
Diamond Management & Technology Consultants, Inc. — Class A	40	500
Smith Micro Software, Inc.*	50	497
Mercury Computer Systems, Inc.*	40	481
Bel Fuse, Inc. — Class B	23	479
Actel Corp.*	30	479
Photronics, Inc.*	90	476
Daktronics, Inc.	48	471
CTS Corp.	48	462
Rubicon Technology, Inc.*	20	454
Cohu, Inc.	36	453
Hypercom Corp.*	69	449
Imation Corp.*	48	448
ExlService Holdings, Inc.*	23	447
ModusLink Global Solutions, Inc.*	70	445
Electro Scientific Industries, Inc.*	40	444
DivX, Inc.*	46	438
THQ, Inc.*	108	434
Sonic Solutions, Inc.*	38	432
Extreme Networks*	138	429
Ceva, Inc.*	30	429
Echelon Corp.*	50	428
Nanometrics, Inc.*	28	421
Knot, Inc.*	46	420
Limelight Networks, Inc.*	71	417
RealNetworks, Inc.*	128	417

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Information Technology - 11.3% (continued)
Rudolph Technologies, Inc.*	50	$415
Lionbridge Technologies, Inc.*	96	413
UTStarcom, Inc.*	190	412
Aviat Networks, Inc.*	100	409
S1 Corp.*	78	406
Electro Rent Corp.	30	398
Supertex, Inc.*	18	398
Novatel Wireless, Inc.*	50	394
Kopin Corp.*	110	391
Intevac, Inc.*	39	390
Symmetricom, Inc.*	68	389
Mindspeed Technologies, Inc.*	50	388
NVE Corp.*	9	387
Keithley Instruments, Inc.	18	387
Internap Network Services Corp.*	78	383
Cray, Inc.*	58	383
Rosetta Stone, Inc.*	18	382
Radisys Corp.*	40	377
Powerwave Technologies, Inc.*	207	377
Super Micro Computer, Inc.*	36	374
Multi-Fineline Electronix, Inc.*	17	374
support.com, Inc.*	80	366
Perficient, Inc.*	40	366
Silicon Graphics International Corp.*	47	365
IXYS Corp.*	38	363
Digi International, Inc.*	38	361
Actuate Corp.*	70	360
LoopNet, Inc.*	30	355
KIT Digital, Inc.*	29	348
Pericom Semiconductor Corp.*	40	348
Exar Corp.*	58	347
ShoreTel, Inc.*	70	347
Integrated Silicon Solution, Inc.*	40	344
Cass Information Systems, Inc.	10	343
Measurement Specialties, Inc.*	18	333
AXT, Inc.*	50	331
Monotype Imaging Holdings, Inc.*	36	329
Axcelis Technologies, Inc.*	168	324
Global Cash Access Holdings, Inc.*	79	322
Liquidity Services, Inc.*	20	320
SS&C Technologies Holdings, Inc.*	20	316
MoneyGram International, Inc.*	127	310
Technitrol, Inc.	70	309
Opnet Technologies, Inc.	17	309
Spansion, Inc. — Class A*	20	299
Interactive Intelligence, Inc.*	17	299
Comverge, Inc.*	38	299
EMS Technologies, Inc.*	16	298
Seachange International, Inc.*	40	296
Ciber, Inc.*	98	295
Spectrum Control, Inc.*	20	294
Magma Design Automation, Inc.*	78	289
Wave Systems Corp. — Class A*	127	284
DSP Group, Inc.*	40	280
Rimage Corp.*	17	279
PROS Holdings, Inc.*	30	278

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Information Technology - 11.3% (continued)
Immersion Corp.*	47	$278
Zygo Corp.*	28	274
DemandTec, Inc.*	29	273
Hughes Communications, Inc.*	10	273
Saba Software, Inc.*	50	272
QuinStreet, Inc.*	18	271
Anaren, Inc.*	16	269
TeleCommunication Systems, Inc. — Class A*	68	266
Stamps.com, Inc.*	20	260
Ultra Clean Holdings*	30	259
Microtune, Inc.*	89	258
Travelzoo, Inc.*	10	258
Zix Corp.*	90	256
Echo Global Logistics, Inc.*	20	255
KVH Industries, Inc.*	17	255
Renaissance Learning, Inc.	25	255
Globecomm Systems, Inc.*	30	251
Advanced Analogic Technologies, Inc.*	70	246
BigBand Networks, Inc.*	85	241
Archipelago Learning, Inc.*	20	239
Openwave Systems, Inc.*	140	238
Dice Holdings, Inc.*	28	237
Gerber Scientific, Inc.*	38	234
VASCO Data Security International, Inc.*	36	234
Mattson Technology, Inc.*	85	234
Keynote Systems, Inc.	20	232
Deltek, Inc.*	29	232
Evergreen Solar, Inc.*	316	232
CDC Corp. — Class A*	52	220
American Software, Inc. — Class A	37	218
PLX Technology, Inc.*	60	217
ePlus, Inc.*	10	215
Conexant Systems, Inc.*	128	210
Hackett Group, Inc.*	50	207
X-Rite, Inc.*	53	201
Online Resources Corp.*	45	200
Integral Systems, Inc.*	27	199
Virtusa Corp.*	20	194
MoSys, Inc.*	39	190
Agilysys, Inc.*	29	188
SRS Labs, Inc.*	20	187
DDi Corp.	20	185
Trident Microsystems, Inc.*	108	185
PC-Telephone, Inc.*	30	184
Richardson Electronics Ltd.	17	179
Network Equipment Technologies, Inc.*	50	173
Meru Networks, Inc.*	10	172
GSI Technology, Inc.*	30	172
Digimarc Corp.*	7	164
Marchex, Inc. — Class A	30	164
Occam Networks, Inc.*	20	157
FalconStor Software, Inc.*	50	153
Viasystems Group, Inc.*	10	152

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Information Technology - 11.3% (continued)
ICx Technologies, Inc.*	20	$151
Tessco Technologies, Inc.	10	151
PDF Solutions, Inc.*	40	148
Computer Task Group, Inc.*	19	145
Calix, Inc.*	10	144
CPI International, Inc.*	10	140
Hutchinson Technology, Inc.*	40	139
FSI International, Inc.*	50	133
Local.com Corp.*	30	133
SPS Commerce, Inc.*	10	128
TechTarget, Inc.*	23	121
Guidance Software, Inc.*	20	117
PC Connection, Inc.*	17	116
Alpha & Omega Semiconductor Ltd.*	10	114
NCI, Inc. — Class A*	6	114
Opnext, Inc.*	72	113
Tier Technologies, Inc. — Class B*	20	111
MaxLinear, Inc. — Class A*	8	90
Presstek, Inc.*	40	88
Network Engines, Inc.*	58	85
QAD, Inc.*	20	83
Convio, Inc.*	7	65
Ikanos Communications, Inc.*	50	60
TeleNav, Inc.*	10	53
Stream Global Services, Inc.*	10	40

Total Information Technology		302,957

Industrials - 9.1%
Nordson Corp.	48	3,537
Baldor Electric Co.	78	3,151
Esterline Technologies Corp.*	55	3,148
Woodward Governor Co.	96	3,112
Alaska Air Group, Inc.*	60	3,062
Acuity Brands, Inc.	68	3,008
CLARCOR, Inc.	77	2,975
GrafTech International Ltd.*	187	2,923
Hexcel Corp.*	157	2,793
Clean Harbors, Inc.*	40	2,710
EMCOR Group, Inc.*	110	2,705
Dollar Thrifty Automotive Group,
Inc.*	53	2,657
JetBlue Airways Corp.*	387	2,589
Actuant Corp. — Class A	110	2,526
Moog, Inc. — Class A*	70	2,486
Genesee & Wyoming, Inc. — Class A*	56	2,430
Teledyne Technologies, Inc.*	60	2,389
US Airways Group, Inc.*	257	2,377
Geo Group, Inc.*	100	2,335
Brady Corp. — Class A	80	2,334
AO Smith Corp.	40	2,316
Triumph Group, Inc.	30	2,238
Watsco, Inc.	40	2,227
Tetra Tech, Inc.*	103	2,160
American Superconductor Corp.*	69	2,146
HEICO Corp.	47	2,145

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Industrials - 9.1% (continued)
Applied Industrial Technologies, Inc.	70	$2,142
United Stationers, Inc.*	40	2,140
Curtiss-Wright Corp.	70	2,121
EnerSys*	83	2,073
Belden, Inc.	78	2,058
HNI Corp.	70	2,013
Atlas Air Worldwide Holdings, Inc.*	40	2,012
Avis Budget Group, Inc.*	168	1,957
Corporate Executive Board Co.	60	1,894
Knight Transportation, Inc.	96	1,856
Brink’s Co.	80	1,840
ABM Industries, Inc.	83	1,792
GeoEye, Inc.*	44	1,781
Middleby Corp.*	28	1,775
HUB Group, Inc. — Class A*	60	1,756
Rollins, Inc.	75	1,754
Kaydon Corp.	50	1,730
Herman Miller, Inc.	87	1,712
Watts Water Technologies, Inc. — Class A	48	1,634
AirTran Holdings, Inc.*	216	1,588
Mueller Industries, Inc.	59	1,563
Healthcare Services Group, Inc.	68	1,550
United Rentals, Inc.*	100	1,484
Briggs & Stratton Corp.	78	1,483
Simpson Manufacturing Company, Inc.	57	1,469
Deluxe Corp.	76	1,454
Old Dominion Freight Line, Inc.*	57	1,449
Werner Enterprises, Inc.	70	1,434
II-VI, Inc.*	38	1,419
CoStar Group, Inc.*	29	1,413
Barnes Group, Inc.	80	1,407
Insituform Technologies, Inc. — Class A*	57	1,378
Granite Construction, Inc.	60	1,364
Orbital Sciences Corp.*	88	1,346
Franklin Electric Company, Inc.	40	1,326
Forward Air Corp.	50	1,300
ESCO Technologies, Inc.	39	1,297
Skywest, Inc.	88	1,228
Cubic Corp.	30	1,224
Knoll, Inc.	77	1,194
Heartland Express, Inc.	80	1,190
DigitalGlobe, Inc.*	39	1,186
Korn/Ferry International*	70	1,158
Interface, Inc. — Class A	80	1,138
CIRCOR International, Inc.	35	1,106
AAR Corp.*	59	1,101
Ladish Company, Inc.*	35	1,090
Polypore International, Inc.*	36	1,086
Mine Safety Appliances Co.	40	1,084
EnerNOC, Inc.*	34	1,068
A123 Systems, Inc.*	117	1,049
Robbins & Myers, Inc.	39	1,044
Quanex Building Products Corp.	60	1,036

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Industrials - 9.1% (continued)
Raven Industries, Inc.	27	$1,023
Kaman Corp.	39	1,022
Beacon Roofing Supply, Inc.*	70	1,020
RBC Bearings, Inc.*	30	1,019
SYKES Enterprises, Inc.*	74	1,005
Steelcase, Inc. — Class A	120	1,000
Chart Industries, Inc.*	48	977
MasTec, Inc.*	94	970
Administaff, Inc.	36	969
Arkansas Best Corp.	40	969
Blount International, Inc.*	76	967
Resources Connection, Inc.	70	963
TrueBlue, Inc.*	70	956
McGrath Rentcorp	39	934
Badger Meter, Inc.	23	931
Navigant Consulting, Inc.*	79	919
Interline Brands, Inc.*	50	902
Ceradyne, Inc.*	38	887
Unifirst Corp.	20	883
EnPro Industries, Inc.*	28	876
Mobile Mini, Inc.*	57	874
NACCO Industries, Inc. — Class A	10	874
Lindsay Corp.	20	866
Huron Consulting Group, Inc.*	39	858
AZZ, Inc.	20	857
ICF International, Inc.*	34	852
Allegiant Travel Co. — Class A	20	846
Acacia Research - Acacia Technologies*	48	845
Griffon Corp.*	69	841
Astec Industries, Inc.*	29	827
GT Solar International, Inc.*	98	820
John Bean Technologies Corp.	50	806
Tutor Perini Corp.*	40	804
Tennant Co.	26	803
Advisory Board Co.*	18	795
Wabash National Corp.*	98	793
Universal Forest Products, Inc.	27	790
Consolidated Graphics, Inc.*	19	788
Titan International, Inc.	58	787
Layne Christensen Co.*	30	777
Albany International Corp. — Class A	40	757
Mueller Water Products, Inc. — Class A	247	746
ATC Technology Corp.*	30	742
American Science & Engineering, Inc.	10	737
Rush Enterprises, Inc. — Class A*	48	736
TAL International Group, Inc.	30	727
Tredegar Corp.	38	721
Ennis, Inc.	40	716
EnergySolutions, Inc.	142	714
Ameron International Corp.	10	680
Exponent, Inc.*	20	672
G&K Services, Inc. — Class A	29	663
Aircastle Ltd.	78	661

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Industrials - 9.1% (continued)
Bowne & Company, Inc.	57	$646
Kforce, Inc.*	47	645
Viad Corp.	33	638
Aerovironment, Inc.*	28	623
Encore Wire Corp.	30	615
Comfort Systems USA, Inc.	57	612
Team, Inc.*	35	602
RSC Holdings, Inc.*	79	589
Altra Holdings, Inc.*	40	589
Dycom Industries, Inc.*	58	579
LB Foster Co. — Class A*	20	579
Genco Shipping & Trading Ltd.*	36	574
Colfax Corp.*	38	565
Heidrick & Struggles International, Inc.	29	565
Sun Hydraulics Corp.	20	564
Gorman-Rupp Co.	20	551
Air Transport Services Group, Inc.*	90	548
Ducommun, Inc.	25	545
Federal Signal Corp.	101	544
Force Protection, Inc.*	108	544
Textainer Group Holdings Ltd.	20	535
Great Lakes Dredge & Dock Corp.	92	535
Dolan Co.*	46	523
Eagle Bulk Shipping, Inc.*	100	522
ACCO Brands Corp.*	90	518
Republic Airways Holdings, Inc.*	60	497
Orion Marine Group, Inc.*	40	496
FreightCar America, Inc.	20	492
MYR Group, Inc.*	30	492
Sauer-Danfoss, Inc.*	23	490
M&F Worldwide Corp.*	20	487
Standex International Corp.	20	484
Columbus McKinnon Corp.*	29	481
SFN Group, Inc.*	80	481
US Ecology, Inc.	30	480
Cascade Corp.	15	477
Amerco, Inc.*	6	477
3D Systems Corp.*	30	471
GenCorp, Inc.*	95	467
American Reprographics Co.*	59	463
Kelly Services, Inc. — Class A*	39	457
Hawaiian Holdings, Inc.*	76	455
Cenveo, Inc.*	90	453
Greenbrier Companies, Inc.*	29	452
Applied Signal Technology, Inc.	18	448
Marten Transport Ltd.	19	440
Trex Company, Inc.*	23	439
Vicor Corp.	30	438
Hawk Corp. — Class A*	10	433
Gibraltar Industries, Inc.*	48	431
Apogee Enterprises, Inc.	47	430
AAON, Inc.	18	423
Satcon Technology Corp.*	110	414
Generac Holdings, Inc.*	30	409
CBIZ, Inc.*	67	397
Standard Parking Corp.*	23	393

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Industrials - 9.1% (continued)
School Specialty, Inc.*	30	$390
Saia, Inc.*	26	388
Commercial Vehicle Group, Inc.*	38	387
Ener1, Inc.*	105	386
RailAmerica, Inc.*	40	385
Taser International, Inc.*	98	380
Kadant, Inc.*	20	378
Ampco-Pittsburgh Corp.	15	372
Sterling Construction Company, Inc.*	30	371
Schawk, Inc. — Class A	20	369
CRA International, Inc.*	20	361
Celadon Group, Inc.*	26	359
Multi-Color Corp.	23	354
VSE Corp.	10	353
Energy Conversion Devices, Inc.*	70	351
Dynamex, Inc.*	23	351
Astronics Corp.*	20	349
CAI International, Inc.*	23	349
Advanced Battery Technologies, Inc.*	97	348
Pacer International, Inc.*	57	344
Tecumseh Products Co. — Class A*	30	344
Baltic Trading Ltd.	30	330
Michael Baker Corp.*	10	330
Titan Machinery, Inc.*	20	326
Excel Maritime Carriers Ltd. — Class A*	57	320
Kratos Defense & Security
Solutions, Inc.*	30	320
On Assignment, Inc.*	60	315
APAC Customer Services, Inc.*	55	311
Powell Industries, Inc.*	10	311
Capstone Turbine Corp.*	394	304
Dynamic Materials Corp.	20	302
Microvision, Inc.*	137	300
Herley Industries, Inc.*	18	297
H&E Equipment Services, Inc.*	37	295
Kimball International, Inc. — Class B	50	292
Houston Wire & Cable Co.	29	291
Furmanite Corp.*	59	288
NCI Building Systems, Inc.*	30	286
American Commercial Lines, Inc.*	10	279
PowerSecure International, Inc.*	30	278
Broadwind Energy, Inc.*	148	277
PMFG, Inc.*	16	273
Miller Industries, Inc.	20	271
Trimas Corp.*	18	267
American Railcar Industries, Inc.*	17	267
American Woodmark Corp.	15	266
Graham Corp.	17	264
Innerworkings, Inc.*	40	263
Insteel Industries, Inc.	29	260
CDI Corp.	20	258
Courier Corp.	18	256
Aceto Corp.	37	251

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Industrials - 9.1% (continued)
LaBarge, Inc.*	20	$250
Douglas Dynamics, Inc.	20	247
Ultrapetrol Bahamas Ltd.*	38	244
Metalico, Inc.*	62	237
Energy Recovery, Inc.*	66	237
Mistras Group, Inc.*	20	232
Primoris Services Corp.	35	229
Pike Electric Corp.*	30	218
Roadrunner Transportation Systems, Inc.*	20	217
Lydall, Inc.*	28	206
Flow International Corp.*	77	203
Hill International, Inc.*	45	202
Horizon Lines, Inc. — Class A	47	197
DXP Enterprises, Inc.*	10	190
Fuel Tech, Inc.*	30	188
LSI Industries, Inc.	29	186
GP Strategies Corp.*	20	182
Alamo Group, Inc.	8	179
Northwest Pipe Co.*	10	175
Hudson Highland Group, Inc.*	50	172
International Shipholding Corp.	6	169
Volt Information Sciences, Inc.*	23	166
Met-Pro Corp.	16	161
Builders FirstSource, Inc.*	70	160
Casella Waste Systems, Inc. — Class A*	38	160
LMI Aerospace, Inc.*	10	159
Franklin Covey Co.*	20	159
Pinnacle Airlines Corp.*	29	157
Barrett Business Services, Inc.	10	152
USA Truck, Inc.*	10	150
UQM Technologies, Inc.*	58	148
FuelCell Energy, Inc.*	120	148
Thermadyne Holdings Corp.*	10	141
Global Defense Technology & Systems, Inc.*	10	137
Park-Ohio Holdings Corp.*	10	133
Applied Energetics, Inc.*	118	132
PAM Transportation Services, Inc.*	10	126
Lawson Products, Inc.	8	122
Twin Disc, Inc.	8	112
Universal Truckload Services, Inc.*	7	110
Xerium Technologies, Inc.*	8	105
Argan, Inc.*	10	94
Standard Register Co.	30	88
BlueLinx Holdings, Inc.*	20	80
Hoku Corp.*	28	76
PGT, Inc.*	29	66
Quality Distribution, Inc.*	10	64
Coleman Cable, Inc.*	10	60
LECG Corp.*	40	44

Total Industrials		246,076

Consumer Discretionary - 8.4%
Sotheby’s	107	3,940
Warnaco Group, Inc.*	69	3,528
Polaris Industries, Inc.	50	3,255

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Consumer Discretionary - 8.4% (continued)
Deckers Outdoor Corp.*	60	$2,998
Tenneco, Inc.*	100	2,897
Dana Holding Corp.*	227	2,797
Life Time Fitness, Inc.*	70	2,763
Jones Apparel Group, Inc.	137	2,691
Cheesecake Factory, Inc.*	100	2,647
Carter’s, Inc.*	100	2,633
Under Armour, Inc. — Class A*	58	2,612
Valassis Communications, Inc.*	77	2,610
Rent-A-Center, Inc. — Class A	110	2,462
Dress Barn, Inc.*	100	2,375
ArvinMeritor, Inc.*	150	2,331
Capella Education Co.*	30	2,329
Wolverine World Wide, Inc.	80	2,321
Vail Resorts, Inc.*	60	2,251
Gymboree Corp.*	54	2,243
Live Nation Entertainment, Inc.*	227	2,243
Iconix Brand Group, Inc.*	124	2,170
Brunswick Corp.	138	2,100
Coinstar, Inc.*	48	2,064
Cooper Tire & Rubber Co.	105	2,061
Cracker Barrel Old Country Store, Inc.	39	1,980
Saks, Inc.*	220	1,892
Jack in the Box, Inc.*	88	1,887
CROCS, Inc.*	145	1,886
Men’s Wearhouse, Inc.	78	1,856
PF Chang’s China Bistro, Inc.	40	1,848
Jos A. Bank Clothiers, Inc.*	43	1,832
Gaylord Entertainment Co.*	60	1,830
Eastman Kodak Co.*	435	1,827
OfficeMax, Inc.*	138	1,806
HSN, Inc.*	60	1,794
Jo-Ann Stores, Inc.*	40	1,782
AnnTaylor Stores Corp.*	88	1,781
Matthews International Corp. — Class A	50	1,768
Childrens Place Retail Stores, Inc.*	36	1,756
Orient-Express Hotels Ltd. — Class A*	151	1,684
Regis Corp.	88	1,683
Sally Beauty Holdings, Inc.*	148	1,658
Dillard’s, Inc. — Class A	70	1,655
Steven Madden Ltd.*	40	1,642
Pool Corp.	80	1,606
Collective Brands, Inc.*	98	1,582
Cinemark Holdings, Inc.	93	1,497
Talbots, Inc.*	112	1,467
Ulta Salon Cosmetics & Fragrance, Inc.*	50	1,460
Bob Evans Farms, Inc.	50	1,403
Scholastic Corp.	50	1,391
Helen of Troy Ltd.*	55	1,391
Buffalo Wild Wings, Inc.*	29	1,389
Timberland Co. — Class A*	70	1,387
Pier 1 Imports, Inc.*	168	1,376
DineEquity, Inc.*	30	1,349

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Consumer Discretionary - 8.4% (continued)
Skechers U.S.A., Inc. — Class A*	57	$1,339
CEC Entertainment, Inc.*	39	1,339
99 Cents Only Stores*	70	1,322
Monro Muffler Brake, Inc.	28	1,291
Ryland Group, Inc.	70	1,254
National CineMedia, Inc.	70	1,253
Hibbett Sports, Inc.*	50	1,248
Texas Roadhouse, Inc. — Class A*	88	1,237
Genesco, Inc.*	40	1,195
Ruby Tuesday, Inc.*	100	1,187
Shutterfly, Inc.*	45	1,170
Columbia Sportswear Co.	20	1,169
Group 1 Automotive, Inc.*	38	1,135
BJ’s Restaurants, Inc.*	40	1,126
Maidenform Brands, Inc.*	39	1,125
Arbitron, Inc.	40	1,119
Pinnacle Entertainment, Inc.*	100	1,115
Finish Line, Inc. — Class A	80	1,113
K12, Inc.*	38	1,103
American Greetings Corp. —
Class A	59	1,097
Cabela’s, Inc.*	57	1,082
Grand Canyon Education, Inc.*	49	1,075
Cato Corp. — Class A	40	1,070
National Presto Industries, Inc.	10	1,065
Buckle, Inc.	40	1,062
Dex One Corp.*	85	1,044
American Public Education, Inc.*	30	986
Meritage Homes Corp.*	50	981
Corinthian Colleges, Inc.*	139	976
Barnes & Noble, Inc.	59	956
Steiner Leisure Ltd.*	25	952
Scientific Games Corp. — Class A*	97	941
Penske Automotive Group, Inc.*	70	924
NutriSystem, Inc.	48	924
Belo Corp. — Class A*	147	911
American Axle & Manufacturing
Holdings, Inc.*	101	911
Liz Claiborne, Inc.*	147	894
PEP Boys-Manny Moe & Jack	84	889
Lumber Liquidators Holdings, Inc.*	36	885
Modine Manufacturing Co.*	66	856
Quiksilver, Inc.*	215	841
Vitamin Shoppe, Inc.*	30	823
True Religion Apparel, Inc.*	38	811
Sonic Corp.*	100	808
Lions Gate Entertainment Corp.*	108	794
Domino’s Pizza, Inc.*	60	793
Fuel Systems Solutions, Inc.*	20	782
Interval Leisure Group, Inc.*	58	781
Brown Shoe Company, Inc.	68	780
Core-Mark Holding Company, Inc.*	25	774
Shuffle Master, Inc.*	90	757
Blue Nile, Inc.*	17	756
Fred’s, Inc. — Class A	64	755
Stage Stores, Inc.	57	741
Papa John’s International, Inc.*	27	712

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Consumer Discretionary - 8.4% (continued)
Jakks Pacific, Inc.*	40	$706
Asbury Automotive Group, Inc.*	50	703
Harte-Hanks, Inc.	60	700
Callaway Golf Co.	100	700
Superior Industries International, Inc.	40	691
Stewart Enterprises, Inc. — Class A	128	690
Peet’s Coffee & Tea, Inc.*	20	685
Ameristar Casinos, Inc.	39	681
La-Z-Boy, Inc. — Class Z*	80	675
Knology, Inc.*	50	672
Standard Pacific Corp.*	168	667
Ethan Allen Interiors, Inc.	38	663
Charming Shoppes, Inc.*	188	662
PetMed Express, Inc.	37	647
Boyd Gaming Corp.*	87	631
RC2 Corp.*	30	628
G-III Apparel Group Ltd.*	20	628
Drew Industries, Inc.*	30	626
Select Comfort Corp.*	90	610
Churchill Downs, Inc.	17	607
Zumiez, Inc.*	28	592
Sonic Automotive, Inc. — Class A*	60	590
Red Robin Gourmet Burgers, Inc.*	30	588
Universal Technical Institute, Inc.	30	586
World Wrestling Entertainment, Inc. — Class A	40	556
Exide Technologies*	116	556
Volcom, Inc.*	29	554
Pacific Sunwear of California, Inc.*	106	554
Coldwater Creek, Inc.*	104	548
DSW, Inc. — Class A*	19	545
Big 5 Sporting Goods Corp.	40	537
Wet Seal, Inc. — Class A*	158	536
Ascent Media Corp. — Class A*	20	534
Dorman Products, Inc.*	17	524
iRobot Corp.*	28	520
Rue21, Inc.*	20	516
Beazer Homes USA, Inc.*	124	512
California Pizza Kitchen, Inc.*	30	512
Rentrak Corp.*	20	505
Lincoln Educational Services Corp.*	35	504
America’s Car-Mart, Inc.*	20	504
Winnebago Industries, Inc.*	48	500
Pre-Paid Legal Services, Inc.*	8	500
hhgregg, Inc.*	20	495
Sinclair Broadcast Group, Inc. — Class A*	70	491
Denny’s Corp.*	157	488
Citi Trends, Inc.*	20	484
Oxford Industries, Inc.	20	476
Christopher & Banks Corp.	60	475
K-Swiss, Inc. — Class A*	37	472
AFC Enterprises, Inc.*	38	471
Bridgepoint Education, Inc.*	30	464
Express, Inc.*	30	456

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Consumer Discretionary - 8.4% (continued)
Perry Ellis International, Inc.*	20	$437
CKX, Inc.*	89	436
Retail Ventures, Inc.*	40	430
Kirkland’s, Inc.*	30	416
HOT Topic, Inc.	68	407
Krispy Kreme Doughnuts, Inc.*	87	398
Mediacom Communications Corp. — Class A*	60	397
Bebe Stores, Inc.	55	397
Sturm Ruger & Company, Inc.	29	396
Libbey, Inc.*	30	395
EW Scripps Co. — Class A*	50	394
Overstock.com, Inc.*	25	393
McClatchy Co. — Class A*	100	393
Universal Electronics, Inc.*	18	375
Furniture Brands International, Inc.*	68	366
Cavco Industries, Inc.*	10	359
Media General, Inc. — Class A*	40	358
Smith & Wesson Holding Corp.*	100	356
Stein Mart, Inc.*	40	353
Marcus Corp.	29	344
Ambassadors Group, Inc.	30	340
Global Sources Ltd.*	45	340
Destination Maternity Corp.*	10	329
Standard Motor Products, Inc.	30	316
Journal Communications, Inc. — Class A*	70	316
Unifi, Inc.*	70	316
Entercom Communications Corp. — Class A*	40	314
Hovnanian Enterprises, Inc. — Class A*	80	314
Speedway Motorsports, Inc.	20	314
Amerigon, Inc.*	30	309
Warner Music Group Corp.*	68	306
Skyline Corp.	15	304
Leapfrog Enterprises, Inc. — Class A*	54	296
Haverty Furniture Companies, Inc.	27	295
Movado Group, Inc.*	27	294
M/I Homes, Inc.*	28	290
Lithia Motors, Inc. — Class A	30	288
Casual Male Retail Group, Inc.*	70	286
Drugstore.com, Inc.*	148	284
MarineMax, Inc.*	40	282
CPI Corp.	10	259
Spartan Motors, Inc.	54	251
Blyth, Inc.	6	247
Landry’s Restaurants, Inc.*	10	245
Mac-Gray Corp.	20	243
Tuesday Morning Corp.*	50	238
Morgans Hotel Group Co.*	30	220
O’Charleys, Inc.*	30	216
LIN TV Corp. — Class A*	48	213
Ruth’s Hospitality Group, Inc.*	53	213
Jamba, Inc.*	97	212

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Consumer Discretionary - 8.4% (continued)
AH Belo Corp. — Class A*	30	$212
SuperMedia, Inc.*	20	211
Hooker Furniture Corp.	18	209
Systemax, Inc.	17	209
Audiovox Corp. — Class A*	30	205
Arctic Cat, Inc.*	20	205
Bon-Ton Stores, Inc.	20	203
Shoe Carnival, Inc.*	10	202
Gaiam, Inc. — Class A	30	201
Sealy Corp.*	80	195
Martha Stewart Living Omnimedia — Class A*	40	190
Isle of Capri Casinos, Inc.*	26	186
West Marine, Inc.*	18	183
Orbitz Worldwide, Inc.*	29	183
Cherokee, Inc.	10	182
Lee Enterprises, Inc.*	68	182
Midas, Inc.*	23	175
Carmike Cinemas, Inc.*	20	174
Fisher Communications, Inc.*	10	174
Ballantyne Strong, Inc.*	20	173
CSS Industries, Inc.	10	173
Kid Brands, Inc.*	20	172
Weyco Group, Inc.	7	170
Stoneridge, Inc.*	16	168
Winmark Corp.	5	167
US Auto Parts Network, Inc.*	20	164
Build-A-Bear Workshop, Inc. — Class A*	27	163
Gray Television, Inc.*	78	157
Brookfield Homes Corp.*	19	156
McCormick & Schmick’s Seafood Restaurants, Inc.*	20	156
Entravision Communications Corp. — Class A*	78	155
Playboy Enterprises, Inc. — Class B*	30	154
Lifetime Brands, Inc.*	10	151
Delta Apparel, Inc.*	10	150
Red Lion Hotels Corp.*	20	149
Multimedia Games, Inc.*	40	148
Joe’s Jeans, Inc.*	67	141
Summer Infant, Inc.*	18	141
Lacrosse Footwear, Inc.	10	138
ReachLocal, Inc.*	10	138
Carrols Restaurant Group, Inc.*	25	133
Johnson Outdoors, Inc. — Class A*	10	128
Marine Products Corp.*	20	123
Vitacost.com, Inc.*	20	120
PRIMEDIA, Inc.	30	114
Cumulus Media, Inc. — Class A*	40	112
Monarch Casino & Resort, Inc.*	10	112
LodgeNet Interactive Corp.*	40	112
Outdoor Channel Holdings, Inc.*	20	111
Einstein Noah Restaurant Group, Inc.*	10	106
Caribou Coffee Company, Inc.*	10	104

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Consumer Discretionary - 8.4% (continued)
Steinway Musical Instruments, Inc.*	6	$103
Nexstar Broadcasting Group, Inc. — Class A*	20	103
RG Barry Corp.	10	103
REX American Resources Corp.*	7	101
Learning Tree International, Inc.	10	101
Kenneth Cole Productions, Inc. —
Class A*	6	100
Culp, Inc.*	10	98
New York & Company, Inc.*	38	98
Shiloh Industries, Inc.*	10	97
Cambium Learning Group, Inc.*	30	96
Borders Group, Inc.*	80	95
Westwood One, Inc.*	10	85
Conn’s, Inc.*	18	84
1-800-Flowers.com, Inc. — Class A*	37	70
Princeton Review, Inc.*	34	69
National American University
Holdings, Inc.	10	67
American Apparel, Inc.*	50	61
Books-A-Million, Inc. — Class A	10	60
Bluegreen Corp.*	20	56
Beasley Broadcasting Group, Inc. —
Class A*	10	53
Crown Media Holdings, Inc. —
Class A*	20	48
Empire Resorts, Inc.*	40	44
Radio One, Inc. — Class D*	50	44

Total Consumer Discretionary		227,478

Health Care - 7.7%
Salix Pharmaceuticals Ltd.*	90	3,575
AMERIGROUP Corp.*	78	3,313
STERIS Corp.	98	3,256
Medicis Pharmaceutical Corp. — Class A	98	2,906
Psychiatric Solutions, Inc.*	86	2,885
Healthsouth Corp.*	149	2,861
Owens & Minor, Inc.	98	2,789
Onyx Pharmaceuticals, Inc.*	98	2,585
Savient Pharmaceuticals, Inc.*	110	2,516
Dionex Corp.*	29	2,507
Magellan Health Services, Inc.*	50	2,362
Healthspring, Inc.*	91	2,351
American Medical Systems Holdings, Inc.*	120	2,350
HMS Holdings Corp.*	38	2,240
Haemonetics Corp.*	38	2,224
Chemed Corp.	39	2,222
Nektar Therapeutics*	149	2,201
Incyte Corporation Ltd.*	137	2,191
Masimo Corp.	80	2,185
Alkermes, Inc.*	149	2,183
Immucor, Inc.*	110	2,181
Parexel International Corp.*	94	2,174
Catalyst Health Solutions, Inc.*	60	2,113
NuVasive, Inc.*	59	2,073

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Health Care - 7.7% (continued)
Volcano Corp.*	79	$2,052
Cubist Pharmaceuticals, Inc.*	87	2,035
WellCare Health Plans, Inc.*	70	2,027
Quality Systems, Inc.	30	1,989
Seattle Genetics, Inc.*	128	1,988
Acorda Therapeutics, Inc.*	60	1,981
Theravance, Inc.*	98	1,970
Impax Laboratories, Inc.*	98	1,940
Viropharma, Inc.*	130	1,938
PSS World Medical, Inc.*	90	1,924
Align Technology, Inc.*	98	1,919
Centene Corp.*	80	1,887
Cepheid, Inc.*	98	1,834
Sirona Dental Systems, Inc.*	49	1,766
Par Pharmaceutical Companies,
Inc.*	60	1,745
Auxilium Pharmaceuticals, Inc.*	70	1,735
Bruker Corp.*	116	1,627
West Pharmaceutical Services, Inc.	47	1,613
Pharmasset, Inc.*	54	1,593
athenahealth, Inc.*	48	1,585
Meridian Bioscience, Inc.	70	1,532
MedAssets, Inc.*	70	1,473
Invacare Corp.	55	1,458
HeartWare International, Inc.*	20	1,375
Neogen Corp.*	40	1,354
Medicines Co.*	88	1,250
Isis Pharmaceuticals, Inc.*	146	1,226
Integra LifeSciences Holdings
Corp.*	30	1,184
DexCom, Inc.*	88	1,163
MWI Veterinary Supply, Inc.*	20	1,154
Amedisys, Inc.*	48	1,142
Martek Biosciences Corp.*	50	1,132
Arthrocare Corp.*	40	1,087
CONMED Corporation*	48	1,076
Cyberonics, Inc.*	40	1,067
Gentiva Health Services, Inc.*	48	1,049
Landauer, Inc.	16	1,002
PDL BioPharma, Inc.	188	989
Momenta Pharmaceuticals, Inc.*	65	978
Halozyme Therapeutics, Inc.*	123	948
Luminex Corp.*	59	944
Zoll Medical Corp.*	29	936
Greatbatch, Inc.*	40	928
Abaxis, Inc.*	40	924
Orthofix International N.V.*	29	911
Enzon Pharmaceuticals, Inc.*	80	900
InterMune, Inc.*	66	899
Analogic Corp.	20	898
Questcor Pharmaceuticals, Inc.*	90	893
Insulet Corp.*	63	891
Amsurg Corp. — Class A*	50	874
Targacept, Inc.*	39	871
Geron Corp.*	157	868
Wright Medical Group, Inc.*	60	865
Celera Corp.*	128	863

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Health Care - 7.7% (continued)
Micromet, Inc.*	128	$860
Vivus, Inc.*	128	856
Zymogenetics, Inc.*	87	848
IPC The Hospitalist Company, Inc.*	30	820
Bio-Reference Labs, Inc.*	39	814
Merit Medical Systems, Inc.*	48	763
Kindred Healthcare, Inc.*	58	755
Air Methods Corp.*	18	748
ICU Medical, Inc.*	20	746
Universal American Corp.	50	737
Alnylam Pharmaceuticals, Inc.*	60	737
RehabCare Group, Inc.*	36	728
Computer Programs & Systems,
Inc.	17	724
NxStage Medical, Inc.*	37	707
MannKind Corp.*	104	703
Natus Medical, Inc.*	48	699
LHC Group, Inc.*	30	696
Sequenom, Inc.*	99	694
Conceptus, Inc.*	50	687
Ariad Pharmaceuticals, Inc.*	178	680
Rigel Pharmaceuticals, Inc.*	80	673
Exelixis, Inc.*	170	666
Immunogen, Inc.*	106	665
Medivation, Inc.*	51	663
Omnicell, Inc.*	50	654
Select Medical Holdings Corp.*	80	616
NPS Pharmaceuticals, Inc.*	90	616
eResearchTechnology, Inc.*	82	613
Allos Therapeutics, Inc.*	129	609
Assisted Living Concepts, Inc. —
Class A*	20	609
SonoSite, Inc.*	18	603
Accelrys, Inc.*	86	599
Syneron Medical Ltd.*	60	595
Sun Healthcare Group, Inc.*	70	593
Inspire Pharmaceuticals, Inc.*	98	583
Angiodynamics, Inc.*	38	579
Medidata Solutions, Inc.*	30	576
Symmetry Medical, Inc.*	58	559
Hanger Orthopedic Group, Inc.*	38	553
Healthways, Inc.*	47	547
Molina Healthcare, Inc.*	20	540
Res-Care, Inc.*	40	531
ABIOMED, Inc.*	50	530
Accuray, Inc.*	85	529
Lexicon Pharmaceuticals, Inc.*	326	522
AMAG Pharmaceuticals, Inc.*	30	516
Metabolix, Inc.*	41	516
Emeritus Corp.*	30	512
Affymetrix, Inc.*	110	502
Pharmacyclics, Inc.*	59	476
Neurocrine Biosciences, Inc.*	78	473
Unilife Corp.*	78	470
Emergent Biosolutions, Inc.*	27	466
Ardea Biosciences, Inc.*	20	460
Optimer Pharmaceuticals, Inc.*	50	458

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Health Care - 7.7% (continued)
Triple-S Management Corp. —
Class B*	27	$455
PharMerica Corp.*	47	448
Genoptix, Inc.*	30	426
Delcath Systems, Inc.*	59	426
Corvel Corp.*	10	424
SIGA Technologies, Inc.*	50	423
Exact Sciences Corp.*	58	420
Hi-Tech Pharmacal Company, Inc.*	20	405
AVANIR Pharmaceuticals, Inc. —
Class A*	123	392
Dyax Corp.*	163	386
Keryx Biopharmaceuticals, Inc.*	80	385
Endologix, Inc.*	80	365
MAKO Surgical Corp.*	38	364
Cytori Therapeutics, Inc.*	74	362
American Dental Partners, Inc.*	30	362
Arqule, Inc.*	70	361
Cross Country Healthcare, Inc.*	50	359
Pain Therapeutics, Inc.*	58	358
Akorn, Inc.*	87	351
Immunomedics, Inc.*	109	351
Durect Corp.*	138	351
Depomed, Inc.*	78	349
Vascular Solutions, Inc.*	30	344
Clinical Data, Inc.*	20	337
US Physical Therapy, Inc.*	20	334
AVI BioPharma, Inc.*	180	331
Quidel Corp.*	30	330
Providence Service Corp.*	20	328
Health Grades, Inc.*	40	328
Nabi Biopharmaceuticals*	68	326
Spectrum Pharmaceuticals, Inc.*	78	325
Staar Surgical Co.*	60	325
Cantel Medical Corp.	20	324
SurModics, Inc.*	27	322
CryoLife, Inc.*	53	322
Sunrise Senior Living, Inc.*	93	319
Novavax, Inc.*	145	318
Cadence Pharmaceuticals, Inc.*	38	317
Clarient, Inc.*	92	311
BioScrip, Inc.*	60	310
Opko Health, Inc.*	138	309
Maxygen, Inc.*	53	307
MAP Pharmaceuticals, Inc.*	20	306
Ironwood Pharmaceuticals, Inc. —
Class A*	30	305
Ensign Group, Inc.	17	305
BMP Sunstone Corp.*	40	304
Chindex International, Inc.*	20	302
ZIOPHARM Oncology, Inc.*	80	300
Palomar Medical Technologies,
Inc.*	29	300
Ligand Pharmaceuticals, Inc. —
Class B*	188	297
Orexigen Therapeutics, Inc.*	50	296
Almost Family, Inc.*	10	296

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Health Care - 7.7% (continued)
Eurand N.V.*	30	$295
Obagi Medical Products, Inc.*	28	294
Kensey Nash Corp.*	10	289
IRIS International, Inc.*	30	288
XenoPort, Inc.*	40	284
OraSure Technologies, Inc.*	70	283
Pozen, Inc.*	40	283
Chelsea Therapeutics International
Ltd.*	55	282
Array Biopharma, Inc.*	87	281
AGA Medical Holdings, Inc.*	20	279
AMN Healthcare Services, Inc.*	54	278
Caliper Life Sciences, Inc.*	68	271
TomoTherapy, Inc.*	77	271
Spectranetics Corp.*	50	271
Biospecifics Technologies Corp.*	10	269
Vanda Pharmaceuticals, Inc.*	40	267
Genomic Health, Inc.*	20	267
Medcath Corp.*	26	262
MELA Sciences, Inc.*	40	261
Arena Pharmaceuticals, Inc.*	164	257
Rural/Metro Corp.*	30	255
Albany Molecular Research, Inc.*	40	255
Synovis Life Technologies, Inc.*	17	254
Five Star Quality Care, Inc.*	50	252
Orthovita, Inc.*	110	250
Progenics Pharmaceuticals, Inc.*	49	247
BioCryst Pharmaceuticals, Inc.*	50	247
Sangamo Biosciences, Inc.*	70	240
Capital Senior Living Corp.*	45	240
Merge Healthcare, Inc.*	81	235
Cynosure, Inc. — Class A*	23	235
Santarus, Inc.*	78	235
Team Health Holdings, Inc.*	18	232
Cypress Bioscience, Inc.*	60	231
BioMimetic Therapeutics, Inc.*	20	228
Metropolitan Health Networks,
Inc.*	60	228
RTI Biologics, Inc.*	86	226
Vital Images, Inc.*	17	225
America Service Group, Inc.	15	223
Cerus Corp.*	58	223
National Healthcare Corp.	6	222
Omeros Corp.*	30	219
Rochester Medical Corp.*	20	218
Accretive Health, Inc.*	20	217
Dynavax Technologies Corp.*	118	216
Jazz Pharmaceuticals, Inc.*	20	215
Cambrex Corp.*	50	212
Continucare Corp.*	50	210
Osiris Therapeutics, Inc.*	28	204
Vical, Inc.*	90	201
Stereotaxis, Inc.*	48	199
Solta Medical, Inc.*	98	196
Somaxon Pharmaceuticals, Inc.*	50	194
Celldex Therapeutics, Inc.*	48	192
SuperGen, Inc.*	90	188

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Health Care - 7.7% (continued)
Cytokinetics, Inc.*	70	$185
Alexza Pharmaceuticals, Inc.*	58	184
Alliance HealthCare Services, Inc.*	40	183
Medical Action Industries, Inc.*	20	181
CardioNet, Inc.*	40	180
Idenix Pharmaceuticals, Inc.*	58	180
Allied Healthcare International,
Inc.*	70	175
Enzo Biochem, Inc.*	46	175
Neuralstem, Inc.*	69	174
Young Innovations, Inc.	6	172
Prospect Medical Holdings, Inc.*	20	170
Alphatec Holdings, Inc.*	79	168
Kendle International, Inc.*	18	168
LCA-Vision, Inc.*	30	167
Affymax, Inc.*	28	167
Biosante Pharmaceuticals, Inc.*	98	165
Curis, Inc.*	120	164
Exactech, Inc.*	10	163
DynaVox, Inc. — Class A*	20	162
Sciclone Pharmaceuticals, Inc.*	61	161
Synta Pharmaceuticals Corp.*	40	160
Inovio Pharmaceuticals, Inc.*	127	159
Antares Pharma, Inc.*	108	157
StemCells, Inc.*	188	156
Corcept Therapeutics, Inc.*	40	156
Transcend Services, Inc.*	10	152
MedQuist, Inc.*	17	149
Cutera, Inc.*	18	146
Biodel, Inc.*	27	143
Zalicus, Inc.*	108	140
Inhibitex, Inc.*	77	139
PURE Bioscience*	60	139
Nanosphere, Inc.*	27	136
CytRx Corp.*	177	133
NeurogesX, Inc.*	19	131
Biotime, Inc.*	26	123
Aoxing Pharmaceutical Company,
Inc.*	40	122
Cumberland Pharmaceuticals, Inc.*	20	116
Skilled Healthcare Group, Inc. —
Class A*	29	114
Peregrine Pharmaceuticals, Inc.*	78	113
Furiex Pharmaceuticals, Inc.*	10	113
AVEO Pharmaceuticals, Inc.*	10	111
Hansen Medical, Inc.*	75	107
Nymox Pharmaceutical Corp.*	29	104
Infinity Pharmaceuticals, Inc.*	18	99
Codexis, Inc.*	10	96
Lannett Company, Inc.*	20	92
PDI, Inc.*	10	87
Sucampo Pharmaceuticals, Inc. —
Class A*	23	86
Neostem, Inc.*	37	75
Cornerstone Therapeutics, Inc.*	10	71
Transcept Pharmaceuticals, Inc.*	10	70
Alimera Sciences, Inc.*	7	67

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Health Care - 7.7% (continued)
Caraco Pharmaceutical
Laboratories Ltd.*	9	$48
Acura Pharmaceuticals, Inc.*	13	32
AspenBio Pharma, Inc.*	60	31
Anthera Pharmaceuticals, Inc.*	6	25

Total Health Care		208,108

Energy - 3.3%
Brigham Exploration Co.*	190	3,563
Dril-Quip, Inc.*	51	3,168
Complete Production Services,
Inc.*	135	2,761
World Fuel Services Corp.	100	2,601
Berry Petroleum Co. — Class A	80	2,538
Bill Barrett Corp.*	69	2,484
CARBO Ceramics, Inc.	30	2,430
McMoRan Exploration Co.*	129	2,220
Lufkin Industries, Inc.	50	2,195
Bristow Group, Inc.*	58	2,093
Nordic American Tanker Shipping	77	2,061
Key Energy Services, Inc.*	197	1,873
Helix Energy Solutions Group, Inc.*	167	1,860
Rosetta Resources, Inc.*	78	1,832
Energy XXI Bermuda Ltd.*	77	1,779
Swift Energy Co.*	60	1,685
Patriot Coal Corp.*	133	1,518
Overseas Shipholding Group, Inc.	40	1,373
Ship Finance International Ltd.	70	1,360
Tetra Technologies, Inc.*	118	1,204
Newpark Resources, Inc.*	140	1,176
Gulfmark Offshore, Inc. — Class A*	37	1,137
Northern Oil and Gas, Inc.*	67	1,135
Carrizo Oil & Gas, Inc.*	47	1,125
Penn Virginia Corp.	70	1,123
International Coal Group, Inc.*	208	1,107
RPC, Inc.	50	1,058
ION Geophysical Corp.*	203	1,043
Contango Oil & Gas Co.*	20	1,003
Stone Energy Corp.*	66	972
USEC, Inc.*	177	919
Cloud Peak Energy, Inc.*	50	912
Clean Energy Fuels Corp.*	64	909
ATP Oil & Gas Corp.*	66	901
Global Industries Ltd.*	158	864
Cal Dive International, Inc.*	154	842
Petroleum Development Corp.*	30	828
Parker Drilling Co.*	188	818
Hornbeck Offshore Services, Inc.*	40	780
TransAtlantic Petroleum Ltd.*	245	725
James River Coal Co.*	40	701
Golar LNG Ltd.	56	701
Venoco, Inc.*	35	687
Kodiak Oil & Gas Corp.*	195	661
Resolute Energy Corp.*	59	653
Rex Energy Corp.*	50	640
W&T Offshore, Inc.	60	636
American Oil & Gas, Inc.*	78	632
BPZ Resources, Inc.*	158	605

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Energy - 3.3% (continued)
Tesco Corp.*	50	$602
Energy Partners Ltd.*	50	600
Pioneer Drilling Co.*	92	587
OYO Geospace Corp.*	10	579
Goodrich Petroleum Corp.*	38	554
Gulfport Energy Corp.*	40	554
Willbros Group, Inc.*	60	550
Petroquest Energy, Inc.*	88	536
Knightsbridge Tankers Ltd.	28	529
T-3 Energy Services, Inc. — Class 3*	20	523
Teekay Tankers Ltd. — Class A	40	520
Crosstex Energy, Inc.*	65	513
Harvest Natural Resources, Inc.*	49	511
Hercules Offshore, Inc.*	178	472
Vaalco Energy, Inc.*	80	459
Warren Resources, Inc.*	110	437
Gulf Island Fabrication, Inc.	23	419
CVR Energy, Inc.*	50	413
Western Refining, Inc.*	78	409
General Maritime Corp.	77	378
Green Plains Renewable Energy,
Inc.*	30	363
Clayton Williams Energy, Inc.*	7	354
Rentech, Inc.*	356	351
Matrix Service Co.*	40	350
Basic Energy Services, Inc.*	40	341
Uranium Energy Corp.*	101	331
PHI, Inc.*	20	324
Magnum Hunter Resources Corp.*	78	323
Vantage Drilling Co.*	199	318
DHT Holdings, Inc.	77	318
Georesources, Inc.*	20	318
Abraxas Petroleum Corp.*	110	312
Apco Oil and Gas International, Inc.	9	311
Houston American Energy Corp.	30	300
Endeavour International Corp.*	229	295
FX Energy, Inc.*	70	290
Gastar Exploration Ltd.*	68	273
Dawson Geophysical Co.*	10	266
Natural Gas Services Group, Inc.*	17	251
Allis-Chalmers Energy, Inc.*	60	250
Callon Petroleum Co.*	50	247
Panhandle Oil and Gas, Inc. —
Class A	10	247
CAMAC Energy, Inc.*	77	246
L&L Energy, Inc.*	30	241
Delta Petroleum Corp.*	302	238
GMX Resources, Inc.*	47	228
Scorpio Tankers, Inc.*	20	226
Approach Resources, Inc.*	20	224
Cheniere Energy, Inc.*	88	222
Syntroleum Corp.*	112	209
Seahawk Drilling, Inc.*	20	169
Miller Petroleum, Inc.*	30	162
Delek US Holdings, Inc.	20	143
RAM Energy Resources, Inc.*	89	139
Evolution Petroleum Corp.*	20	120

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Energy - 3.3% (continued)
Hallador Energy Co.	10	$116
Union Drilling, Inc.*	22	99
Global Geophysical Services, Inc.*	8	58
Alon USA Energy, Inc.	6	32
Golar LNG Energy Ltd.*	8	12

Total Energy		87,653

Materials - 3.2%
WR Grace & Co.*	118	3,297
Solutia, Inc.*	197	3,156
Rock-Tenn Co. — Class A	59	2,939
Coeur d’Alene Mines Corp.*	137	2,729
Silgan Holdings, Inc.	86	2,726
Allied Nevada Gold Corp.*	101	2,676
Olin Corp.	129	2,601
Hecla Mining Co.*	396	2,503
Thompson Creek Metals Company,
Inc.*	226	2,436
Rockwood Holdings, Inc.*	77	2,423
Sensient Technologies Corp.	77	2,348
Golden Star Resources Ltd.*	423	2,090
NewMarket Corp.	18	2,046
PolyOne Corp.*	148	1,789
Minerals Technologies, Inc.	30	1,768
Ferro Corp.*	137	1,766
Schweitzer-Mauduit International,
Inc.	30	1,749
HB Fuller Co.	80	1,590
RTI International Metals, Inc.*	50	1,531
Louisiana-Pacific Corp.*	200	1,514
OM Group, Inc.*	50	1,506
Worthington Industries, Inc.	100	1,503
Balchem Corp.	48	1,481
Globe Specialty Metals, Inc.	100	1,404
Arch Chemicals, Inc.	40	1,404
Clearwater Paper Corp.*	18	1,369
Calgon Carbon Corp.*	90	1,305
Century Aluminum Co.*	96	1,264
Stillwater Mining Co.*	74	1,246
AMCOL International Corp.	45	1,179
Innophos Holdings, Inc.	33	1,092
STR Holdings, Inc.*	50	1,077
A. Schulman, Inc.	48	967
Buckeye Technologies, Inc.	65	956
Texas Industries, Inc.	29	914
Westlake Chemical Corp.	30	898
Deltic Timber Corp.	20	896
Jaguar Mining, Inc.*	137	890
Koppers Holdings, Inc.	33	887
Kaiser Aluminum Corp.	20	856
Georgia Gulf Corp.*	50	817
PH Glatfelter Co.	66	803
KapStone Paper and Packaging
Corp.*	65	789
Brush Engineered Materials, Inc.*	26	739
Boise, Inc.*	111	720
US Gold Corp.*	141	701
Horsehead Holding Corp.*	68	671

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Materials - 3.2% (continued)
Wausau Paper Corp.*	76	$630
Graphic Packaging Holding Co.*	180	601
Haynes International, Inc.	17	594
Quaker Chemical Corp.	18	586
LSB Industries, Inc.*	28	520
Myers Industries, Inc.	60	515
Omnova Solutions, Inc.*	70	503
Kraton Performance Polymers,
Inc.*	18	489
Zep, Inc.	26	453
Stepan Co.	7	414
Spartech Corp.*	50	410
AM Castle & Co.*	30	397
Neenah Paper, Inc.	25	380
Capital Gold Corp.*	78	377
General Moly, Inc.*	98	359
Graham Packaging Company, Inc.*	30	355
Hawkins, Inc.	10	354
Zoltek Companies, Inc.*	36	350
Headwaters, Inc.*	96	346
Metals USA Holdings Corp.*	20	260
TPC Group, Inc.*	10	238
AEP Industries, Inc.*	10	236
Senomyx, Inc.*	59	235
Landec Corp.*	36	224
United States Lime & Minerals,
Inc.*	5	193
American Vanguard Corp.	30	185
Olympic Steel, Inc.	8	184
US Energy Corp.*	40	182
Universal Stainless & Alloy*	7	172
Noranda Aluminum Holding Corp.*	20	164
KMG Chemicals, Inc.	10	141
NL Industries, Inc.	7	64
Verso Paper Corp.*	20	58

Total Materials		85,180

Utilities - 2.0%
Piedmont Natural Gas Co., Inc.	120	3,480
WGL Holdings, Inc.	84	3,174
Nicor, Inc.	69	3,162
Cleco Corp.	98	2,903
IDACORP, Inc.	78	2,802
New Jersey Resources Corp.	70	2,745
Portland General Electric Co.	119	2,413
Southwest Gas Corp.	70	2,351
South Jersey Industries, Inc.	47	2,325
Unisource Energy Corp.	65	2,173
Northwest Natural Gas Co.	40	1,898
Avista Corp.	90	1,879
Allete, Inc.	49	1,785
Black Hills Corp.	57	1,778
NorthWestern Corp.	60	1,710
El Paso Electric Co.*	67	1,593
MGE Energy, Inc.	40	1,584
PNM Resources, Inc.	138	1,572
UIL Holdings Corp.	50	1,408
Laclede Group, Inc.	39	1,342

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Utilities - 2.0% (continued)
Otter Tail Corp.	65	$1,325
CH Energy Group, Inc.	28	1,236
Empire District Electric Co.	57	1,149
California Water Service Group	29	1,072
American States Water Co.	26	930
Dynegy, Inc. — Class A*	167	813
Chesapeake Utilities Corp.	20	724
SJW Corp.	20	493
Unitil Corp.	20	439
Central Vermont Public Service
Corp.	20	403
Middlesex Water Co.	20	337
York Water Co.	20	321
Connecticut Water Service, Inc.	10	240
Consolidated Water Company Ltd.	24	228
Cadiz, Inc.*	20	205
Artesian Resources Corp. — Class A	10	191
American DG Energy, Inc.*	30	89

Total Utilities		54,272

Consumer Staples - 1.9%
Casey’s General Stores, Inc.	80	3,340
TreeHouse Foods, Inc.*	60	2,766
Ruddick Corp.	69	2,393
Nu Skin Enterprises, Inc. — Class A	80	2,304
United Natural Foods, Inc.*	69	2,287
Sanderson Farms, Inc.	45	1,948
Hain Celestial Group, Inc.*	70	1,679
Diamond Foods, Inc.	40	1,640
Universal Corp.	40	1,604
Lancaster Colony Corp.	30	1,425
Vector Group Ltd.	76	1,421
Fresh Del Monte Produce, Inc.*	60	1,302
WD-40 Co.	30	1,141
Andersons, Inc.	30	1,137
Darling International, Inc.*	128	1,091
Pantry, Inc.*	40	964
Tootsie Roll Industries, Inc.	38	945
Central Garden and Pet Co. —
Class A*	90	932
Chiquita Brands International, Inc.*	69	914
Weis Markets, Inc.	23	900
Pricesmart, Inc.	30	874
B&G Foods, Inc. — Class A	78	852
Nash Finch Co.	20	851
Rite Aid Corp.*	901	850
J&J Snack Foods Corp.	20	839
Spectrum Brands Holdings, Inc.*	29	788
Elizabeth Arden, Inc.*	39	780
Lance, Inc.	36	767
Prestige Brands Holdings, Inc.*	70	692
Winn-Dixie Stores, Inc.*	90	642
Boston Beer Company, Inc. —
Class A*	9	602
Alliance One International, Inc.*	139	577
Spartan Stores, Inc.	39	565
Heckmann Corp.*	137	534
Dole Food Company, Inc.*	58	531

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Consumer Staples - 1.9% (continued)
Coca-Cola Bottling Company
Consolidated	10	$529
Medifast, Inc.*	18	488
Cal-Maine Foods, Inc.	16	464
Pilgrim’s Pride Corp.*	80	450
Calavo Growers, Inc.	19	412
Smart Balance, Inc.*	98	380
Inter Parfums, Inc.	20	352
Star Scientific, Inc.*	162	340
Synutra International, Inc.*	28	323
National Beverage Corp.	23	322
Ingles Markets, Inc. — Class A	18	299
USANA Health Sciences, Inc.*	7	283
Village Super Market, Inc. —
Class A	10	279
Imperial Sugar Co.	20	262
Revlon, Inc. — Class A*	20	252
Alico, Inc.	10	232
Oil-Dri Corporation of America	10	215
Seneca Foods Corp. — Class A*	8	209
Limoneira Co.	10	201
Great Atlantic & Pacific Tea Co.*	48	190
MGP Ingredients, Inc.	20	157
Nutraceutical International Corp.*	10	157
Female Health Co.	28	144
Susser Holdings Corp.*	10	140
Schiff Nutrition International, Inc.	17	139
Griffin Land & Nurseries, Inc.	5	132
John B. Sanfilippo & Son, Inc.*	10	132
Cellu Tissue Holdings, Inc.*	10	119
Farmer Brothers Co.	7	112
Lifeway Foods, Inc.*	10	105
Harbinger Group, Inc.*	10	55
Nature’s Sunshine Products, Inc.*	6	54

Total Consumer Staples		50,805

Telecommunication Services - 0.6%
Syniverse Holdings, Inc.*	110	2,494
AboveNet, Inc.*	40	2,083
Cincinnati Bell, Inc.*	317	846
PAETEC Holding Corp.*	198	814
Atlantic Tele-Network, Inc.	16	788
NTELOS Holdings Corp.	46	778
General Communication, Inc. —
Class A*	78	778
Shenandoah Telecommunications
Co.	40	727
Consolidated Communications
Holdings, Inc.	38	709
Premiere Global Services, Inc.*	99	701
Alaska Communications Systems
Group, Inc.	68	690
Global Crossing Ltd.*	50	643
USA Mobility, Inc.	40	641
Cogent Communications Group,
Inc.*	66	625
Neutral Tandem, Inc.*	47	562
Cbeyond, Inc.*	37	475

		Market
	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Telecommunication Services - 0.6% (continued)
Vonage Holdings Corp.*	168	$428
Iridium Communications, Inc.*	50	427
IDT Corp. — Class B*	20	356
FiberTower Corp.*	70	297
ICO Global Communications
Holdings Ltd.*	148	243
Globalstar, Inc.*	108	188

Total Telecommunication Services		16,293

TOTAL COMMON STOCKS
(Cost $1,079,507)		1,613,489

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 51.9%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10[2]	492,950	492,950
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	226,046	226,046
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	226,046	226,046
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	226,046	226,046
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	226,046	226,046

TOTAL REPURCHASE AGREEMENTS
(Cost $1,397,134)		1,397,134

Total Investments - 111.8%
(Cost $2,476,641)		$3,010,623
Liabilities, Less Cash & Other Assets - (11.8)%		(316,984)

Total Net Assets - 100.0%		$2,693,639

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
December 2010 Russell 2000
Index Mini Futures Contracts
(Aggregate Market Value of
Contracts $672,700)	10	$11,868

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
October 2010 Russell 2000
Index Swap,
Terminating 10/27/10[3]
(Notional Market Value
$1,865,790)	2,759	$22,724

Schedule of Investments	Domestic Equity Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS†† (continued)
Morgan Stanley Capital Services,
Inc.
October 2010 Russell 2000
Index Swap,
Terminating 10/26/10[3]
(Notional Market Value
$418,721)	619	$5,068

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS†† (continued)
Credit Suisse Capital, LLC
October 2010 Russell 2000
Index Swap,
Terminating 10/29/10[3]
(Notional Market Value
$782,235)	1,157	$(1,716)

(Total Notional Market Value
$3,066,746)		$26,076

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 41.3%
Information Technology - 7.8%
Apple, Inc.*	616	$174,790
Microsoft Corp.	5,170	126,613
International Business Machines
Corp.	860	115,360
Google, Inc. — Class A*	170	89,384
Cisco Systems, Inc.*	3,870	84,753
Intel Corp.	3,780	72,689
Oracle Corp.	2,630	70,615
Hewlett-Packard Co.	1,540	64,788
QUALCOMM, Inc.	1,090	49,181
EMC Corp.*	1,390	28,231
Visa, Inc. — Class A	344	25,545
Texas Instruments, Inc.	810	21,983
Corning, Inc.	1,060	19,377
eBay, Inc.*	784	19,130
Mastercard, Inc. — Class A	68	15,232
Dell, Inc.*	1,150	14,904
Automatic Data Processing, Inc.	330	13,870
Motorola, Inc.*	1,585	13,520
Yahoo!, Inc.*	910	12,895
Cognizant Technology Solutions
Corp. — Class A*	197	12,701
NetApp, Inc.*	240	11,950
Broadcom Corp. — Class A	304	10,759
Juniper Networks, Inc.*	350	10,622
Applied Materials, Inc.	907	10,594
Xerox Corp.	940	9,729
Adobe Systems, Inc.*	358	9,362
Citrix Systems, Inc.*	134	9,144
Salesforce.com, Inc.*	80	8,944
Intuit, Inc.*	190	8,324
Symantec Corp.*	540	8,192
Western Union Co.	450	7,951
Agilent Technologies, Inc.*	230	7,675
Altera Corp.	213	6,424
Analog Devices, Inc.	200	6,276
Paychex, Inc.	220	6,048
Akamai Technologies, Inc.*	120	6,022
SanDisk Corp.*	162	5,937
Amphenol Corp. — Class A	118	5,780
CA, Inc.	260	5,491
Fiserv, Inc.*	100	5,382
Red Hat, Inc.*	130	5,330
Fidelity National Information
Services, Inc.	180	4,883
Autodesk, Inc.*	150	4,796
Xilinx, Inc.	180	4,790
BMC Software, Inc.*	117	4,736
McAfee, Inc.*	99	4,679
Linear Technology Corp.	150	4,609
Computer Sciences Corp.	100	4,600
NVIDIA Corp.*	390	4,555
Western Digital Corp.*	160	4,542
Teradata Corp.*	110	4,242
Micron Technology, Inc.*	584	4,211
Microchip Technology, Inc.	130	4,089
Harris Corp.	88	3,898

		Market
	Shares	Value
COMMON STOCKS† - 41.3% (continued)
Information Technology - 7.8% (continued)
KLA-Tencor Corp.	110	$3,875
VeriSign, Inc.*	117	3,714
Electronic Arts, Inc.*	217	3,565
SAIC, Inc.*	197	3,148
FLIR Systems, Inc.*	110	2,827
Advanced Micro Devices, Inc.*	380	2,702
Lexmark International, Inc. —
Class A*	47	2,097
National Semiconductor Corp.	160	2,043
LSI Corp.*	440	2,006
Tellabs, Inc.	260	1,937
Jabil Circuit, Inc.	129	1,859
JDS Uniphase Corp.*	150	1,858
Molex, Inc.	87	1,821
MEMC Electronic Materials, Inc.*	150	1,788
Total System Services, Inc.	110	1,676
Novellus Systems, Inc.*	60	1,595
Novell, Inc.*	240	1,433
Teradyne, Inc.*	120	1,337
Compuware Corp.*	150	1,280
QLogic Corp.*	70	1,235
Monster Worldwide, Inc.*	90	1,166

Total Information Technology		1,315,089

Financials - 6.5%
JPMorgan Chase & Co.	2,690	102,408
Berkshire Hathaway, Inc. —
Class B*	1,170	96,736
Wells Fargo & Co.	3,555	89,337
Bank of America Corp.	6,807	89,240
Citigroup, Inc.*	16,120	62,868
Goldman Sachs Group, Inc.	350	50,603
American Express Co.	710	29,841
U.S. Bancorp	1,297	28,041
MetLife, Inc.	620	23,839
Morgan Stanley	947	23,372
Bank of New York Mellon Corp.	820	21,427
Simon Property Group, Inc.	200	18,548
PNC Financial Services Group, Inc.	357	18,532
Prudential Financial, Inc.	320	17,338
Travelers Companies, Inc.	320	16,672
Aflac, Inc.	320	16,547
ACE Ltd.	230	13,397
State Street Corp.	340	12,804
CME Group, Inc. — Class A	47	12,241
Capital One Financial Corp.	307	12,142
Chubb Corp.	210	11,968
Allstate Corp.	370	11,674
BB&T Corp.	470	11,318
Franklin Resources, Inc.	99	10,583
Vornado Realty Trust	110	9,408
Progressive Corp.	450	9,392
Charles Schwab Corp.	670	9,313
Equity Residential	190	9,038
Marsh & McLennan Companies,
Inc.	370	8,924
SunTrust Banks, Inc.	340	8,782
T. Rowe Price Group, Inc.	170	8,511

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 41.3% (continued)
Financials - 6.5% (continued)
Public Storage	87	$8,442
Loews Corp.	220	8,338
Ameriprise Financial, Inc.	170	8,046
Northern Trust Corp.	160	7,718
HCP, Inc.	210	7,556
Boston Properties, Inc.	87	7,231
AON Corp.	180	7,040
Hartford Financial Services Group,
Inc.	300	6,885
Invesco Ltd.	320	6,794
Host Hotels & Resorts, Inc.	450	6,516
Fifth Third Bancorp	540	6,496
Regions Financial Corp.	850	6,180
Discover Financial Services	370	6,172
AvalonBay Communities, Inc.	56	5,820
Principal Financial Group, Inc.	218	5,651
Weyerhaeuser Co.	357	5,626
Ventas, Inc.	107	5,518
IntercontinentalExchange, Inc.*	50	5,236
NYSE Euronext	178	5,085
Lincoln National Corp.	210	5,023
XL Group plc — Class A	230	4,982
M&T Bank Corp.	60	4,909
Unum Group	217	4,807
KeyCorp	600	4,776
Comerica, Inc.	120	4,458
Hudson City Bancorp, Inc.	363	4,450
Kimco Realty Corp.	279	4,394
Genworth Financial, Inc. — Class A*	330	4,033
Plum Creek Timber Company, Inc.	110	3,883
SLM Corp.*	330	3,811
ProLogis	320	3,770
Health Care REIT, Inc.	77	3,645
CB Richard Ellis Group, Inc. —
Class A*	197	3,601
Moody’s Corp.	139	3,472
American International Group, Inc.*	87	3,402
People’s United Financial, Inc.	250	3,272
Cincinnati Financial Corp.	107	3,087
Leucadia National Corp.	130	3,071
Legg Mason, Inc.	100	3,031
Assurant, Inc.	70	2,849
Huntington Bancshares, Inc.	490	2,778
Torchmark Corp.	50	2,657
Zions Bancorporation	120	2,563
Marshall & Ilsley Corp.	357	2,513
NASDAQ OMX Group, Inc.*	100	1,943
First Horizon National Corp.*	162	1,854
E*Trade Financial Corp.*	127	1,847
Apartment Investment &
Management Co. — Class A	78	1,668
Federated Investors, Inc. — Class B	60	1,366
Janus Capital Group, Inc.	120	1,314

Total Financials		1,094,423

Health Care - 4.8%
Johnson & Johnson	1,870	115,865
Pfizer, Inc.	5,450	93,577

		Market
	Shares	Value
COMMON STOCKS† - 41.3% (continued)
Health Care - 4.8% (continued)
Merck & Company, Inc.	2,090	$76,933
Abbott Laboratories	1,047	54,695
Amgen, Inc.*	650	35,822
Bristol-Myers Squibb Co.	1,160	31,448
UnitedHealth Group, Inc.	760	26,684
Eli Lilly & Co.	690	25,206
Medtronic, Inc.	730	24,513
Gilead Sciences, Inc.*	570	20,298
Baxter International, Inc.	397	18,941
Express Scripts, Inc. — Class A*	370	18,019
Celgene Corp.*	310	17,859
WellPoint, Inc.*	270	15,293
Medco Health Solutions, Inc.*	290	15,097
Allergan, Inc.	210	13,971
Thermo Fisher Scientific, Inc.*	280	13,406
Genzyme Corp.*	170	12,034
Becton Dickinson and Co.	160	11,856
Stryker Corp.	230	11,512
McKesson Corp.	180	11,120
Biogen Idec, Inc.*	160	8,979
Aetna, Inc.	280	8,851
St. Jude Medical, Inc.*	217	8,537
Intuitive Surgical, Inc.*	30	8,512
Cardinal Health, Inc.	239	7,897
Zimmer Holdings, Inc.*	140	7,326
CIGNA Corp.	180	6,440
Boston Scientific Corp.*	1,030	6,314
Hospira, Inc.*	107	6,100
Forest Laboratories, Inc.*	190	5,877
AmerisourceBergen Corp. —
Class A	187	5,733
Life Technologies Corp.*	119	5,556
Humana, Inc.*	110	5,526
Laboratory Corporation of America
Holdings*	70	5,490
Quest Diagnostics, Inc.	100	5,047
CR Bard, Inc.	60	4,886
DaVita, Inc.*	70	4,832
Varian Medical Systems, Inc.*	77	4,659
Cerner Corp.*	50	4,200
Waters Corp.*	57	4,034
Mylan, Inc.*	210	3,950
CareFusion Corp.*	150	3,726
DENTSPLY International, Inc.	100	3,197
Cephalon, Inc.*	50	3,122
Watson Pharmaceuticals, Inc.*	67	2,835
Coventry Health Care, Inc.*	100	2,153
Patterson Companies, Inc.	66	1,891
PerkinElmer, Inc.	80	1,851
King Pharmaceuticals, Inc.*	167	1,663
Tenet Healthcare Corp.*	327	1,543

Total Health Care		814,876

Consumer Staples - 4.7%
Procter & Gamble Co.	1,930	115,742
Coca-Cola Co.	1,570	91,876
Wal-Mart Stores, Inc.	1,360	72,787
PepsiCo, Inc.	1,080	71,755

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 41.3% (continued)
Consumer Staples - 4.7% (continued)
Philip Morris International, Inc.	1,240	$69,465
Kraft Foods, Inc. — Class A	1,177	36,322
Altria Group, Inc.	1,407	33,796
CVS Caremark Corp.	920	28,952
Colgate-Palmolive Co.	330	25,364
Walgreen Co.	660	22,110
Costco Wholesale Corp.	297	19,154
Kimberly-Clark Corp.	280	18,214
General Mills, Inc.	440	16,078
Archer-Daniels-Midland Co.	430	13,726
Sysco Corp.	397	11,322
HJ Heinz Co.	220	10,421
Kroger Co.	440	9,530
Avon Products, Inc.	290	9,312
Kellogg Co.	180	9,092
Mead Johnson Nutrition Co. —
Class A	140	7,967
Lorillard, Inc.	97	7,790
Coca-Cola Enterprises, Inc.	227	7,037
ConAgra Foods, Inc.	299	6,560
Reynolds American, Inc.	110	6,533
Sara Lee Corp.	450	6,044
Clorox Co.	90	6,008
Dr Pepper Snapple Group, Inc.	160	5,683
Safeway, Inc.	260	5,502
Molson Coors Brewing Co. —
Class B	110	5,194
Estee Lauder Companies, Inc. —
Class A	80	5,058
Hershey Co.	100	4,759
JM Smucker Co.	77	4,661
Campbell Soup Co.	130	4,648
Brown-Forman Corp. — Class B	67	4,130
McCormick & Company, Inc.	90	3,784
Whole Foods Market, Inc.*	100	3,711
Tyson Foods, Inc. — Class A	200	3,204
Hormel Foods Corp.	50	2,230
Constellation Brands, Inc. —
Class A*	120	2,123
SUPERVALU, Inc.	140	1,614
Dean Foods Co.*	117	1,195

Total Consumer Staples		790,453

Energy - 4.5%
Exxon Mobil Corp.	3,450	213,176
Chevron Corp.	1,357	109,985
ConocoPhillips	1,010	58,004
Schlumberger Ltd.	930	57,297
Occidental Petroleum Corp.	547	42,830
Apache Corp.	250	24,440
Halliburton Co.	617	20,404
Devon Energy Corp.	300	19,422
Anadarko Petroleum Corp.	340	19,397
Marathon Oil Corp.	480	15,888
EOG Resources, Inc.	170	15,805
Baker Hughes, Inc.	290	12,354
National Oilwell Varco, Inc.	277	12,318
Hess Corp.	200	11,824

		Market
	Shares	Value
COMMON STOCKS† - 41.3% (continued)
Energy - 4.5% (continued)
Chesapeake Energy Corp.	440	$9,966
Spectra Energy Corp.	437	9,854
Noble Energy, Inc.	116	8,711
Peabody Energy Corp.	177	8,675
Murphy Oil Corp.	130	8,050
Southwestern Energy Co.*	230	7,691
Williams Companies, Inc.	400	7,644
Cameron International Corp.*	160	6,874
Valero Energy Corp.	380	6,654
El Paso Corp.	477	5,905
Consol Energy, Inc.	150	5,544
FMC Technologies, Inc.*	80	5,463
Pioneer Natural Resources Co.	80	5,202
Denbury Resources, Inc.*	270	4,290
Range Resources Corp.	109	4,156
QEP Resources, Inc.	118	3,557
EQT Corp.	97	3,498
Nabors Industries Ltd.*	186	3,359
Diamond Offshore Drilling, Inc.	48	3,253
Sunoco, Inc.	80	2,920
Helmerich & Payne, Inc.	70	2,832
Rowan Companies, Inc.*	78	2,368
Cabot Oil & Gas Corp.	70	2,108
Massey Energy Co.	67	2,078
Tesoro Corp.	97	1,296

Total Energy		765,092

Industrials - 4.5%
General Electric Co.	7,252	117,845
United Technologies Corp.	630	44,875
United Parcel Service, Inc. —
Class B	667	44,482
3M Co.	480	41,621
Caterpillar, Inc.	430	33,832
Boeing Co.	500	33,270
Union Pacific Corp.	340	27,812
Emerson Electric Co.	510	26,857
Honeywell International, Inc.	519	22,805
Deere & Co.	287	20,027
FedEx Corp.	210	17,955
General Dynamics Corp.	259	16,268
Illinois Tool Works, Inc.	339	15,940
Norfolk Southern Corp.	247	14,699
Danaher Corp.	360	14,620
CSX Corp.	260	14,383
Lockheed Martin Corp.	200	14,256
Tyco International, Ltd.	340	12,488
Precision Castparts Corp.	96	12,226
Northrop Grumman Corp.	200	12,126
PACCAR, Inc.	249	11,989
Cummins, Inc.	130	11,775
Waste Management, Inc.	320	11,437
Raytheon Co.	250	11,428
Eaton Corp.	110	9,074
Parker Hannifin Corp.	110	7,707
CH Robinson Worldwide, Inc.	107	7,481
Dover Corp.	127	6,631
Southwest Airlines Co.	507	6,626

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 41.3% (continued)
Industrials - 4.5% (continued)
Expeditors International of
Washington, Inc.	140	$6,472
Rockwell Collins, Inc.	110	6,407
Republic Services, Inc. — Class A	210	6,403
Rockwell Automation, Inc.	97	5,988
Fluor Corp.	120	5,944
Goodrich Corp.	80	5,898
First Solar, Inc.*	40	5,894
L-3 Communications Holdings, Inc.
— Class 3	80	5,782
ITT Corp.	120	5,620
Fastenal Co.	100	5,319
WW Grainger, Inc.	38	4,526
Flowserve Corp.	40	4,377
Stericycle, Inc.*	60	4,169
Roper Industries, Inc.	60	3,911
Textron, Inc.	190	3,906
Jacobs Engineering Group, Inc.*	90	3,483
Pall Corp.	80	3,331
Iron Mountain, Inc.	140	3,128
Pitney Bowes, Inc.	137	2,929
Quanta Services, Inc.*	140	2,671
Masco Corp.	237	2,609
Robert Half International, Inc.	100	2,600
Avery Dennison Corp.	70	2,598
Equifax, Inc.	80	2,496
Cintas Corp.	90	2,480
RR Donnelley & Sons Co.	140	2,374
Dun & Bradstreet Corp.	30	2,224
Snap-On, Inc.	38	1,767
Ryder System, Inc.	40	1,711

Total Industrials		759,552

Consumer Discretionary - 4.3%
McDonald’s Corp.	720	53,647
Walt Disney Co.	1,300	43,043
Amazon.com, Inc.*	240	37,694
Home Depot, Inc.	1,130	35,798
Comcast Corp. — Class A	1,900	34,352
Ford Motor Co.*	2,333	28,556
Target Corp.	490	26,186
DIRECTV — Class A*	590	24,562
Time Warner, Inc.	760	23,294
Lowe’s Companies, Inc.	950	21,176
NIKE, Inc. — Class B	260	20,836
News Corp. — Class A*	1,552	20,269
Viacom, Inc. — Class B	410	14,838
Yum! Brands, Inc.	320	14,739
Johnson Controls, Inc.	458	13,969
Time Warner Cable, Inc. — Class A	237	12,796
Starbucks Corp.	500	12,790
TJX Companies, Inc.	270	12,050
Carnival Corp.	290	11,081
Kohl’s Corp.*	207	10,905
Staples, Inc.	500	10,460
Priceline.com, Inc.*	27	9,405
Best Buy Company, Inc.	230	9,391
Coach, Inc.	200	8,592

		Market
	Shares	Value
COMMON STOCKS† - 41.3% (continued)
Consumer Discretionary - 4.3% (continued)
Discovery Communications, Inc. —
Class A*	190	$8,274
Omnicom Group, Inc.	200	7,896
Bed Bath & Beyond, Inc.*	180	7,814
CBS Corp. — Class B	460	7,296
Marriott International, Inc. —
Class A	194	6,951
McGraw-Hill Companies, Inc.	210	6,943
Starwood Hotels & Resorts
Worldwide, Inc.	130	6,832
Stanley Black & Decker, Inc.	110	6,741
Macy’s, Inc.	287	6,627
Mattel, Inc.	240	5,630
The Gap, Inc.	300	5,592
Fortune Brands, Inc.	100	4,923
Genuine Parts Co.	110	4,905
Limited Brands, Inc.	180	4,820
O’Reilly Automotive, Inc.*	90	4,788
Apollo Group, Inc. — Class A*	90	4,622
VF Corp.	57	4,618
Harley-Davidson, Inc.	160	4,550
Ross Stores, Inc.	80	4,370
Wynn Resorts Ltd.	50	4,338
JC Penney Company, Inc.	157	4,267
Tiffany & Co.	90	4,229
CarMax, Inc.*	150	4,179
Nordstrom, Inc.	110	4,092
Hasbro, Inc.	90	4,006
Whirlpool Corp.	49	3,967
Family Dollar Stores, Inc.	89	3,930
AutoZone, Inc.*	17	3,891
Expedia, Inc.	137	3,865
Darden Restaurants, Inc.	88	3,765
Polo Ralph Lauren Corp. — Class A	40	3,594
Newell Rubbermaid, Inc.	190	3,384
Interpublic Group of Companies,
Inc.*	330	3,310
Wyndham Worldwide Corp.	120	3,296
International Game Technology	200	2,890
Urban Outfitters, Inc.*	87	2,735
H&R Block, Inc.	210	2,719
Scripps Networks Interactive, Inc.
— Class A	57	2,712
Abercrombie & Fitch Co. — Class A	59	2,320
Leggett & Platt, Inc.	100	2,276
DR Horton, Inc.	186	2,068
Pulte Group, Inc.*	232	2,032
Sears Holdings Corp.*	28	2,020
Gannett Company, Inc.	159	1,945
RadioShack Corp.	90	1,920
GameStop Corp. — Class A*	97	1,912
DeVry, Inc.	38	1,870
Goodyear Tire & Rubber Co.*	160	1,720
Big Lots, Inc.*	50	1,662
Lennar Corp. — Class A	107	1,646
Harman International Industries,
Inc.*	48	1,604

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 41.3% (continued)
Consumer Discretionary - 4.3% (continued)
AutoNation, Inc.*	40	$930
Office Depot, Inc.*	190	874
Eastman Kodak Co.*	180	756
Meredith Corp.	20	666
New York Times Co. — Class A*	78	604

Total Consumer Discretionary		722,615

Utilities - 1.5%
Southern Co.	565	21,041
Exelon Corp.	450	19,161
Dominion Resources, Inc.	400	17,464
Duke Energy Corp.	887	15,709
NextEra Energy, Inc.	280	15,229
PG&E Corp.	274	12,445
American Electric Power Co., Inc.	327	11,847
Public Service Enterprise Group,
Inc.	340	11,247
Entergy Corp.	127	9,719
Consolidated Edison, Inc.	190	9,162
PPL Corp.	330	8,986
Sempra Energy	167	8,985
Progress Energy, Inc.	200	8,884
FirstEnergy Corp.	210	8,093
Edison International	220	7,566
Xcel Energy, Inc.	310	7,121
AES Corp.*	450	5,108
DTE Energy Co.	110	5,052
Constellation Energy Group, Inc.	140	4,514
CenterPoint Energy, Inc.	287	4,512
Wisconsin Energy Corp.	78	4,508
Ameren Corp.	156	4,430
NRG Energy, Inc.*	170	3,539
Northeast Utilities	119	3,519
NiSource, Inc.	187	3,254
SCANA Corp.	80	3,226
Oneok, Inc.	67	3,018
Allegheny Energy, Inc.	120	2,942
Pinnacle West Capital Corp.	70	2,889
CMS Energy Corp.	157	2,829
Pepco Holdings, Inc.	147	2,734
Integrys Energy Group, Inc.	50	2,603
TECO Energy, Inc.	148	2,563
Nicor, Inc.	27	1,237

Total Utilities		255,136

Materials - 1.4%
Freeport-McMoRan Copper & Gold,
Inc. — Class B	320	27,325
E. I. du Pont de Nemours & Co.	608	27,129
Dow Chemical Co.	790	21,693
Newmont Mining Co.	330	20,727
Praxair, Inc.	210	18,955
Monsanto Co.	370	17,734
Air Products & Chemicals, Inc.	140	11,595
Alcoa, Inc.	690	8,356
Ecolab, Inc.	160	8,118
Nucor Corp.	210	8,022
PPG Industries, Inc.	110	8,008
International Paper Co.	300	6,525

		Market
	Shares	Value
COMMON STOCKS† - 41.3% (continued)
Materials - 1.4% (continued)
Cliffs Natural Resources, Inc.	87	$5,561
Sigma-Aldrich Corp.	80	4,830
CF Industries Holdings, Inc.	50	4,775
Sherwin-Williams Co.	60	4,508
United States Steel Co.	100	4,384
Eastman Chemical Co.	50	3,700
Ball Corp.	58	3,413
Airgas, Inc.	50	3,398
FMC Corp.	49	3,352
Vulcan Materials Co.	90	3,323
Allegheny Technologies, Inc.	67	3,112
Owens-Illinois, Inc.*	110	3,087
Pactiv Corp.*	90	2,968
MeadWestvaco Corp.	117	2,852
Sealed Air Corp.	110	2,473
International Flavors & Fragrances,
Inc.	50	2,426
Bemis Company, Inc.	70	2,223
Titanium Metals Corp.*	60	1,198
AK Steel Holding Corp.	70	967

Total Materials		246,737

Telecommunication Services - 1.3%
AT&T, Inc.	4,007	114,600
Verizon Communications, Inc.	1,917	62,475
American Tower Corp. — Class A*	270	13,840
Sprint Nextel Corp.*	2,017	9,339
CenturyLink, Inc.	199	7,852
Qwest Communications
International, Inc.	1,177	7,380
Frontier Communications Corp.	670	5,474
Windstream Corp.	330	4,056
MetroPCS Communications, Inc.*	179	1,872

Total Telecommunication Services		226,888

TOTAL COMMON STOCKS
(Cost $3,976,860)		6,990,861

WARRANT†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	4	—

TOTAL WARRANT
(Cost $–)		—

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P 500 2x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 50.9%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10[2]	$3,528,927	$3,528,927
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	1,269,589	1,269,589
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	1,269,589	1,269,589
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	1,269,589	1,269,589
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	1,269,589	1,269,589

TOTAL REPURCHASE AGREEMENTS
(Cost $8,607,283)		8,607,283

Total Investments - 92.2%
(Cost $12,584,143)		$15,598,144
Cash & Other Assets, Less Liabilities - 7.8%		1,325,658

Total Net Assets - 100.0%		$16,923,802

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
December 2010 S&P 500 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $5,168,800)	91	$45,651

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
October 2010 S&P 500 Index
Swap, Terminating 10/27/10[3]
(Notional Market Value
$438,533)	384	$(246)
Morgan Stanley Capital Services,
Inc.
October 2010 S&P 500 Index
Swap, Terminating 10/26/10[3]
(Notional Market Value
$4,833,742)	4,236	(2,727)
Credit Suisse Capital, LLC
October 2010 S&P 500 Index
Swap, Terminating 10/29/10[3]
(Notional Market Value
$16,461,679)	14,425	(48,340)

(Total Notional Market Value
$21,733,954)		$(51,313)

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P 500 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5%
Information Technology - 29.1%
Salesforce.com, Inc.*	7,105	$794,339
Red Hat, Inc.*	19,341	792,981
Akamai Technologies, Inc.*	14,491	727,158
Cognizant Technology Solutions
Corp. — Class A*	10,983	708,074
NetApp, Inc.*	12,994	646,971
Apple, Inc.*	1,945	551,894
eBay, Inc.*	16,576	404,454
Google, Inc. — Class A*	704	370,156
Amphenol Corp. — Class A	7,000	342,860
Broadcom Corp. — Class A	9,363	331,357
EMC Corp.*	14,999	304,630
Western Digital Corp.*	10,530	298,947
Visa, Inc. — Class A	3,958	293,921
Citrix Systems, Inc.*	4,216	287,700
Juniper Networks, Inc.*	8,807	267,292
Teradata Corp.*	6,462	249,175
QLogic Corp.*	13,411	236,570
Oracle Corp.	7,524	202,019
McAfee, Inc.*	4,015	189,749
Corning, Inc.	9,294	169,894
Altera Corp.	5,568	167,931
FLIR Systems, Inc.*	6,120	157,284
Autodesk, Inc.*	4,729	151,186
BMC Software, Inc.*	3,524	142,652
Microsoft Corp.	4,767	116,744
Adobe Systems, Inc.*	4,349	113,726
International Business Machines
Corp.	820	109,995
NVIDIA Corp.*	6,902	80,615

Total Information Technology		9,210,274

Consumer Discretionary - 22.4%
Priceline.com, Inc.*	2,336	813,722
Amazon.com, Inc.*	4,025	632,166
Wynn Resorts Ltd.	5,522	479,144
Viacom, Inc. — Class B	11,899	430,625
Coach, Inc.	9,569	411,084
Nordstrom, Inc.	8,931	332,233
Starbucks Corp.	12,837	328,370
DIRECTV — Class A*	7,836	326,213
Best Buy Company, Inc.	7,827	319,576
CarMax, Inc.*	10,459	291,388
Tiffany & Co.	5,802	272,636
Urban Outfitters, Inc.*	8,036	252,652
Expedia, Inc.	8,246	232,620
O’Reilly Automotive, Inc.*	4,000	212,800
Ross Stores, Inc.	3,890	212,472
Bed Bath & Beyond, Inc.*	4,670	202,725
Abercrombie & Fitch Co. — Class A	5,040	198,173
AutoZone, Inc.*	849	194,345
Polo Ralph Lauren Corp. — Class A	2,156	193,738
Starwood Hotels & Resorts
Worldwide, Inc.	3,216	169,001
Hasbro, Inc.	3,630	161,571
Wyndham Worldwide Corp.	5,681	156,057
TJX Companies, Inc.	3,266	145,762

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Consumer Discretionary - 22.4% (continued)
Kohl’s Corp.*	2,290	$120,637

Total Consumer Discretionary		7,089,710

Energy - 14.9%
Cameron International Corp.*	10,602	455,462
Rowan Companies, Inc.*	13,633	413,898
Denbury Resources, Inc.*	23,835	378,738
National Oilwell Varco, Inc.	8,409	373,948
FMC Technologies, Inc.*	5,010	342,133
Anadarko Petroleum Corp.	5,270	300,654
Massey Energy Co.	8,210	254,674
Peabody Energy Corp.	4,866	238,483
Pioneer Natural Resources Co.	3,570	232,157
Schlumberger Ltd.	3,685	227,033
Baker Hughes, Inc.	5,210	221,946
Southwestern Energy Co.*	6,431	215,053
Diamond Offshore Drilling, Inc.	3,150	213,475
Range Resources Corp.	5,287	201,593
EOG Resources, Inc.	2,057	191,239
Occidental Petroleum Corp.	2,146	168,032
Helmerich & Payne, Inc.	4,070	164,672
Noble Energy, Inc.	1,986	149,129

Total Energy		4,742,319

Health Care - 12.0%
Intuitive Surgical, Inc.*	1,537	436,108
CIGNA Corp.	10,804	386,567
Mylan, Inc.*	18,380	345,728
Cerner Corp.*	3,040	255,330
Biogen Idec, Inc.*	4,438	249,060
Allergan, Inc.	3,190	212,231
DaVita, Inc.*	3,072	212,060
Watson Pharmaceuticals, Inc.*	4,860	205,627
Express Scripts, Inc. — Class A*	3,983	193,972
Celgene Corp.*	3,089	177,957
Waters Corp.*	2,501	177,021
Life Technologies Corp.*	3,740	174,621
Gilead Sciences, Inc.*	4,503	160,352
Hospira, Inc.*	2,365	134,829
St. Jude Medical, Inc.*	3,221	126,714
Medco Health Solutions, Inc.*	2,370	123,382
Laboratory Corporation of America
Holdings*	1,537	120,547
Zimmer Holdings, Inc.*	1,932	101,101

Total Health Care		3,793,207

Financials - 7.0%
Ventas, Inc.	7,896	407,197
ProLogis	32,416	381,861
CB Richard Ellis Group, Inc. —
Class A*	17,575	321,271
IntercontinentalExchange, Inc.*	2,879	301,489
Invesco Ltd.	10,700	227,161
American Express Co.	3,581	150,509
Janus Capital Group, Inc.	13,567	148,559
Hudson City Bancorp, Inc.	12,021	147,377
CME Group, Inc. — Class A	529	137,778

Total Financials		2,223,202

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P 500 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrials - 6.6%
Flowserve Corp.	3,301	$361,196
Precision Castparts Corp.	2,760	351,486
First Solar, Inc.*	1,444	212,773
Caterpillar, Inc.	2,702	212,593
Goodrich Corp.	2,420	178,427
Stericycle, Inc.*	2,217	154,037
Honeywell International, Inc.	3,436	150,978
WW Grainger, Inc.	1,038	123,636
ITT Corp.	2,629	123,116
Danaher Corp.	2,833	115,048
United Technologies Corp.	1,538	109,552

Total Industrials		2,092,842

Materials - 5.7%
Cliffs Natural Resources, Inc.	7,524	480,934
CF Industries Holdings, Inc.	4,341	414,565
Freeport-McMoRan Copper & Gold,
Inc. — Class B	3,903	333,277
MeadWestvaco Corp.	7,753	189,018
Newmont Mining Co.	2,381	149,551

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Materials - 5.7% (continued)
FMC Corp.	1,846	$126,285
Praxair, Inc.	1,256	113,367

Total Materials		1,806,997

Consumer Staples - 1.8%
Whole Foods Market, Inc.*	11,590	430,105
Avon Products, Inc.	4,288	137,687

Total Consumer Staples		567,792

TOTAL COMMON STOCKS
(Cost $24,467,769)		31,526,343

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.9%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	274,979	274,979

TOTAL REPURCHASE AGREEMENT
(Cost $274,979)		274,979

Total Investments - 100.4%
(Cost $24,742,748)		$31,801,322
Liabilities, Less Cash & Other Assets - (0.4)%		(114,428)

Total Net Assets - 100.0%		$31,686,894

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreement - See Note –2.

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P 500 Pure Value Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5%
Financials - 26.8%
Huntington Bancshares, Inc.	109,473	$620,712
Zions Bancorporation	24,533	524,025
SunTrust Banks, Inc.	18,862	487,205
Assurant, Inc.	9,770	397,639
Genworth Financial, Inc. — Class A*	32,350	395,317
Citigroup, Inc.*	80,240	312,936
American International Group, Inc.*	7,545	295,009
Bank of America Corp.	21,936	287,581
Lincoln National Corp.	11,121	266,014
KeyCorp	32,809	261,160
Capital One Financial Corp.	6,581	260,278
Unum Group	10,635	235,565
MetLife, Inc.	6,085	233,968
Comerica, Inc.	5,718	212,424
E*Trade Financial Corp.*	14,120	205,305
Host Hotels & Resorts, Inc.	13,210	191,281
NASDAQ OMX Group, Inc.*	9,232	179,378
Cincinnati Financial Corp.	5,999	173,071
Morgan Stanley	6,303	155,558
Kimco Realty Corp.	9,809	154,492
Marshall & Ilsley Corp.	21,415	150,762
Regions Financial Corp.	17,910	130,206
BB&T Corp.	4,783	115,175
Allstate Corp.	3,636	114,716
Discover Financial Services	6,505	108,503
Travelers Companies, Inc.	1,925	100,292

Total Financials		6,568,572

Utilities - 16.7%
Integrys Energy Group, Inc.	11,134	579,636
Pepco Holdings, Inc.	22,616	420,658
NiSource, Inc.	20,429	355,465
Oneok, Inc.	6,423	289,292
Ameren Corp.	9,461	268,692
CMS Energy Corp.	13,105	236,152
CenterPoint Energy, Inc.	11,949	187,838
DTE Energy Co.	3,892	178,760
Northeast Utilities	5,941	175,675
Nicor, Inc.	3,343	153,176
Edison International	4,329	148,874
Pinnacle West Capital Corp.	3,480	143,620
American Electric Power Co., Inc.	3,728	135,065
Consolidated Edison, Inc.	2,758	132,991
SCANA Corp.	3,168	127,734
Xcel Energy, Inc.	5,377	123,510
Allegheny Energy, Inc.	4,519	110,806
Progress Energy, Inc.	2,487	110,472
Duke Energy Corp.	5,957	105,498
Constellation Energy Group, Inc.	3,254	104,909

Total Utilities		4,088,823

Energy - 12.5%
Tesoro Corp.	54,274	725,101
Sunoco, Inc.	18,799	686,164
Valero Energy Corp.	35,480	621,255
Marathon Oil Corp.	10,420	344,902
Hess Corp.	3,411	201,658
Chesapeake Energy Corp.	6,403	145,028
ConocoPhillips	2,175	124,910

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Energy - 12.5% (continued)
Chevron Corp.	1,470	$119,143
Williams Companies, Inc.	5,537	105,812

Total Energy		3,073,973

Health Care - 11.0%
Cardinal Health, Inc.	13,640	450,665
AmerisourceBergen Corp. —
Class A	13,854	424,764
Humana, Inc.*	8,409	422,468
Coventry Health Care, Inc.*	17,039	366,850
McKesson Corp.	5,368	331,635
WellPoint, Inc.*	3,712	210,248
Tenet Healthcare Corp.*	40,451	190,929
Aetna, Inc.	5,834	184,413
CareFusion Corp.*	5,109	126,907

Total Health Care		2,708,879

Consumer Discretionary - 9.0%
Sears Holdings Corp.*	6,500	468,910
Interpublic Group of Companies,
Inc.*	27,774	278,573
Whirlpool Corp.	3,324	269,111
JC Penney Company, Inc.	8,631	234,591
Goodyear Tire & Rubber Co.*	19,906	213,990
AutoNation, Inc.*	9,185	213,551
Big Lots, Inc.*	5,164	171,703
Fortune Brands, Inc.	2,543	125,192
Eastman Kodak Co.*	28,901	121,384
Comcast Corp. — Class A	6,324	114,338

Total Consumer Discretionary		2,211,343

Consumer Staples - 8.4%
Tyson Foods, Inc. — Class A	30,271	484,941
Safeway, Inc.	18,472	390,868
Kroger Co.	16,953	367,202
Archer-Daniels-Midland Co.	9,613	306,847
Dean Foods Co.*	18,073	184,525
CVS Caremark Corp.	5,712	179,757
Costco Wholesale Corp.	2,455	158,323

Total Consumer Staples		2,072,463

Industrials - 6.5%
Jacobs Engineering Group, Inc.*	6,047	234,019
Fluor Corp.	4,400	217,932
Ryder System, Inc.	5,032	215,219
Textron, Inc.	9,772	200,912
Southwest Airlines Co.	11,407	149,089
Eaton Corp.	1,764	145,512
Snap-On, Inc.	2,625	122,089
L-3 Communications Holdings, Inc.
— Class 3	1,506	108,839
RR Donnelley & Sons Co.	6,265	106,254
Avery Dennison Corp.	2,601	96,549

Total Industrials		1,596,414

Materials - 3.3%
United States Steel Co.	9,600	420,864
Alcoa, Inc.	22,739	275,369
Dow Chemical Co.	4,447	122,115

Total Materials		818,348

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P 500 Pure Value Fund

		Market
	Shares	Value

COMMON STOCKS† - 99.5% (continued)
Telecommunication Services - 3.1%
Sprint Nextel Corp.*	91,077	$421,687
MetroPCS Communications, Inc.*	21,759	227,599
CenturyLink, Inc.	2,985	117,788

Total Telecommunication Services		767,074

Information Technology - 2.2%
Xerox Corp.	31,246	323,396
Lexmark International, Inc. —
Class A*	4,717	210,473

Total Information Technology		533,869

TOTAL COMMON STOCKS
(Cost $20,204,660)		24,439,758

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	$189,897	$189,897

TOTAL REPURCHASE AGREEMENT
(Cost $189,897)		189,897

Total Investments - 100.3%
(Cost $20,394,557)		$24,629,655
Liabilities, Less Cash & Other Assets - (0.3)%		(70,130)

Total Net Assets - 100.0%		$24,559,525

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreement - See Note –2.

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P MidCap 400 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.6%
Consumer Discretionary - 29.4%
NetFlix, Inc.*	7,945	$1,288,361
Cheesecake Factory, Inc.*	20,526	543,323
Guess?, Inc.	12,663	514,498
Fossil, Inc.*	9,399	505,572
Chipotle Mexican Grill, Inc. — Class A*	2,878	495,016
Aeropostale, Inc.*	19,957	464,000
Life Time Fitness, Inc.*	10,060	397,068
Panera Bread Co. — Class A*	4,442	393,606
LKQ Corp.*	18,716	389,293
Under Armour, Inc. — Class A*	8,174	368,157
Tupperware Brands Corp.	7,914	362,145
Bally Technologies, Inc.*	9,832	343,628
Warnaco Group, Inc.*	6,417	328,101
Dress Barn, Inc.*	11,538	274,028
Williams-Sonoma, Inc.	8,155	258,514
Sotheby’s	6,863	252,696
J Crew Group, Inc.*	6,971	234,365
Collective Brands, Inc.*	11,720	189,161
Lamar Advertising Co. — Class A*	5,894	187,547
Dollar Tree, Inc.*	3,699	180,363
WMS Industries, Inc.*	4,321	164,500
Gentex Corp.	8,074	157,524
Chico’s FAS, Inc.	14,920	156,958
DreamWorks Animation SKG, Inc. — Class A*	4,573	145,924
ITT Educational Services, Inc.*	1,421	99,854
Strayer Education, Inc.	548	95,626

Total Consumer Discretionary		8,789,828

Information Technology - 22.2%
F5 Networks, Inc.*	5,451	565,868
Rackspace Hosting, Inc.*	20,450	531,291
Solera Holdings, Inc.	10,489	463,194
Equinix, Inc.*	4,441	454,536
Advent Software, Inc.*	7,183	374,881
Informatica Corp.*	9,604	368,890
TIBCO Software, Inc.*	19,630	348,236
CommScope, Inc.*	14,227	337,749
Rovi Corp.*	6,053	305,132
Factset Research Systems, Inc.	3,584	290,770
ANSYS, Inc.*	6,750	285,187
Polycom, Inc.*	10,342	282,130
Skyworks Solutions, Inc.*	12,510	258,707
Cree, Inc.*	4,698	255,054
Itron, Inc.*	3,895	238,491
Gartner, Inc.*	6,256	184,177
ValueClick, Inc.*	14,036	183,591
MICROS Systems, Inc.*	3,980	168,473
Global Payments, Inc.	3,665	157,192
Alliance Data Systems Corp.*	2,132	139,134
Semtech Corp.*	6,724	135,758
NeuStar, Inc. — Class A*	4,458	110,826
Broadridge Financial Solutions, Inc.	4,634	105,980
Silicon Laboratories, Inc.*	2,511	92,028

Total Information Technology		6,637,275

Health Care - 11.7%
Community Health Systems, Inc.*	16,143	499,949

		Market
	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Health Care - 11.7% (continued)
WellCare Health Plans, Inc.*	13,739	$397,881
United Therapeutics Corp.*	6,768	379,076
IDEXX Laboratories, Inc.*	4,785	295,330
Mednax, Inc.*	5,450	290,485
Lincare Holdings, Inc.	10,085	253,033
Allscripts Healthcare Solutions, Inc.*	13,500	249,345
Edwards Lifesciences Corp.*	2,900	194,445
Medicis Pharmaceutical Corp. — Class A	6,435	190,798
Masimo Corp.	6,655	181,748
Mettler-Toledo International, Inc.*	1,401	174,340
Kinetic Concepts, Inc.*	4,657	170,353
ResMed, Inc.*	3,986	130,781
Covance, Inc.*	2,035	95,217

Total Health Care		3,502,781

Industrials - 11.2%
Bucyrus International, Inc. — Class A	10,601	735,179
Joy Global, Inc.	6,615	465,167
Baldor Electric Co.	9,940	401,576
BE Aerospace, Inc.*	12,465	377,814
Thomas & Betts Corp.*	7,796	319,792
Gardner Denver, Inc.	4,237	227,442
Kirby Corp.*	4,644	186,039
AMETEK, Inc.	3,306	157,928
Valmont Industries, Inc.	2,156	156,094
Nordson Corp.	1,740	128,221
FTI Consulting, Inc.*	3,685	127,833
Oshkosh Corp.*	2,997	82,417

Total Industrials		3,365,502

Energy - 6.7%
Oceaneering International, Inc.*	7,742	416,984
Atwood Oceanics, Inc.*	13,283	404,467
Superior Energy Services, Inc.*	14,560	388,606
Bill Barrett Corp.*	10,320	371,520
Quicksilver Resources, Inc.*	25,863	325,874
Plains Exploration & Production Co.*	3,880	103,480

Total Energy		2,010,931

Financials - 5.8%
Jones Lang LaSalle, Inc.	7,029	606,392
SL Green Realty Corp.	7,277	460,852
Waddell & Reed Financial, Inc. — Class A	9,445	258,415
Affiliated Managers Group, Inc.*	2,684	209,379
MSCI, Inc. — Class A*	6,038	200,522

Total Financials		1,735,560

Materials - 5.8%
NewMarket Corp.	4,821	548,051
Reliance Steel & Aluminum Co.	10,636	441,713
Steel Dynamics, Inc.	24,510	345,836
Lubrizol Corp.	2,129	225,610
Greif, Inc. — Class A	2,940	172,990

Total Materials		1,734,200

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P MidCap 400 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer Staples - 5.3%
Green Mountain Coffee Roasters, Inc.*	25,543	$796,686
NBTY, Inc.*	8,415	462,657
Hansen Natural Corp.*	6,691	311,934

Total Consumer Staples		1,571,277

Telecommunication Services - 1.5%
tw telecom inc — Class A*	13,673	253,908
Syniverse Holdings, Inc.*	9,210	208,791

Total Telecommunication Services		462,699

TOTAL COMMON STOCKS
(Cost $21,445,250)		29,810,053

		Market
	Shares	Value
WARRANT†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	6	$—

TOTAL WARRANT
(Cost $–)		—

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	167,209	167,209

TOTAL REPURCHASE AGREEMENT
(Cost $167,209)		167,209

Total Investments - 100.1%
(Cost $21,612,459)		$29,977,262
Liabilities, Less Cash & Other Assets - (0.1)%		(44,002)

Total Net Assets - 100.0%		$29,933,260

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreement - See Note –2.

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P MidCap 400 Pure Value Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.7%
Industrials - 20.9%
Terex Corp.*	14,444	$331,057
KBR, Inc.	10,431	257,020
Trinity Industries, Inc.	11,429	254,524
Manpower, Inc.	4,167	217,517
AGCO Corp.*	5,028	196,142
Timken Co.	4,838	185,586
URS Corp.*	4,402	167,188
Alaska Air Group, Inc.*	2,808	143,292
Shaw Group, Inc.*	3,952	132,629
JetBlue Airways Corp.*	19,141	128,053
Con-way, Inc.	4,016	124,456
Alexander & Baldwin, Inc.	2,644	92,117
Aecom Technology Corp.*	3,618	87,773
Brink’s Co.	3,737	85,951
Granite Construction, Inc.	3,704	84,229
GATX Corp.	2,042	59,871

Total Industrials		2,547,405

Consumer Discretionary - 14.7%
Foot Locker, Inc.	22,952	333,493
Regis Corp.	14,194	271,531
Saks, Inc.*	27,466	236,208
Rent-A-Center, Inc. — Class A	8,511	190,476
Barnes & Noble, Inc.	9,848	159,636
Brinker International, Inc.	6,080	114,669
Boyd Gaming Corp.*	15,310	110,998
Coldwater Creek, Inc.*	20,153	106,206
Scholastic Corp.	3,454	96,090
Bob Evans Farms, Inc.	3,388	95,101
Harte-Hanks, Inc.	6,751	78,784

Total Consumer Discretionary		1,793,192

Financials - 14.7%
Cathay General Bancorp	33,923	403,344
Associated Banc-Corp.	16,452	217,002
Astoria Financial Corp.	10,916	148,785
Unitrin, Inc.	5,750	140,243
Synovus Financial Corp.	50,216	123,531
American Financial Group, Inc.	3,888	118,895
Reinsurance Group of America, Inc. — Class A	2,016	97,353
Old Republic International Corp.	6,920	95,842
Hospitality Properties Trust	4,149	92,647
Protective Life Corp.	3,734	81,252
Hanover Insurance Group, Inc.	1,714	80,558
StanCorp Financial Group, Inc.	1,916	72,808
Wilmington Trust Corp.	6,854	61,549
HCC Insurance Holdings, Inc.	2,244	58,546

Total Financials		1,792,355

Information Technology - 9.9%
Tech Data Corp.*	5,742	231,402
Ingram Micro, Inc. — Class A*	12,701	214,139
Arrow Electronics, Inc.*	6,823	182,379
NCR Corp.*	12,870	175,418
CoreLogic, Inc.	5,561	106,549
Avnet, Inc.*	3,196	86,324
Diebold, Inc.	2,522	78,409
SRA International, Inc. — Class A*	3,536	69,730

		Market
	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Information Technology - 9.9% (continued)
Convergys Corp.*	6,340	$66,253

Total Information Technology		1,210,603

Utilities - 9.7%
Dynegy, Inc. — Class A*	29,357	142,969
N.V. Energy, Inc.	9,608	126,345
UGI Corp.	4,261	121,907
Atmos Energy Corp.	3,972	116,181
PNM Resources, Inc.	10,030	114,242
Alliant Energy Corp.	2,900	105,415
Hawaiian Electric Industries, Inc.	4,521	101,903
Great Plains Energy, Inc.	5,369	101,474
WGL Holdings, Inc.	2,329	87,990
Black Hills Corp.	2,685	83,772
Westar Energy, Inc.	3,327	80,613

Total Utilities		1,182,811

Health Care - 9.4%
Kindred Healthcare, Inc.*	24,144	314,355
Health Net, Inc.*	10,810	293,924
Owens & Minor, Inc.	7,199	204,883
Omnicare, Inc.	7,709	184,091
LifePoint Hospitals, Inc.*	4,335	151,985

Total Health Care		1,149,238

Consumer Staples - 8.3%
BJ’s Wholesale Club, Inc.*	6,634	275,311
Smithfield Foods, Inc.*	14,859	250,077
Ruddick Corp.	5,302	183,873
Corn Products International, Inc.	3,446	129,225
Universal Corp.	2,710	108,644
Ralcorp Holdings, Inc.*	1,198	70,059

Total Consumer Staples		1,017,189

Energy - 5.6%
Frontier Oil Corp.	23,085	309,339
Overseas Shipholding Group, Inc.	5,214	178,945
Patriot Coal Corp.*	10,195	116,325
Patterson-UTI Energy, Inc.	4,926	84,136

Total Energy		688,745

Materials - 5.6%
Ashland, Inc.	5,838	284,719
Commercial Metals Co.	11,055	160,187
Cytec Industries, Inc.	2,135	120,372
Worthington Industries, Inc.	7,602	114,258

Total Materials		679,536

Telecommunication Services - 0.9%
Telephone & Data Systems, Inc.	3,183	104,402

TOTAL COMMON STOCKS
(Cost $9,298,585)		12,165,476

WARRANT†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	27	1

TOTAL WARRANT
(Cost $–)		1

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P MidCap 400 Pure Value Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	$68,796	$68,796

TOTAL REPURCHASE AGREEMENT

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.6% (continued)
(Cost $68,796)		$68,796

Total Investments - 100.3%
(Cost $9,367,381)		$12,234,273
Liabilities, Less Cash & Other Assets - (0.3)%		(33,042)

Total Net Assets - 100.0%		$12,201,231

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreement - See Note –2.

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P SmallCap 600 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5%
Information Technology - 32.6%
Sourcefire, Inc.*	8,610	$248,312
TriQuint Semiconductor, Inc.*	21,588	207,245
Ebix, Inc.*	8,556	200,638
Wright Express Corp.*	5,167	184,514
comScore, Inc.*	7,828	184,115
Netscout Systems, Inc.*	8,728	179,011
Volterra Semiconductor Corp.*	7,630	164,198
Radiant Systems, Inc.*	9,589	163,972
Perficient, Inc.*	17,873	163,359
MicroStrategy, Inc. — Class A*	1,810	156,764
Blue Coat Systems, Inc.*	6,325	152,179
CommVault Systems, Inc.*	5,154	134,159
Interactive Intelligence, Inc.*	7,166	126,122
Diodes, Inc.*	7,239	123,714
Novatel Wireless, Inc.*	15,510	122,219
Compellent Technologies, Inc.*	6,265	113,898
Hittite Microwave Corp.*	2,328	110,929
Blackbaud, Inc.	4,475	107,579
Smith Micro Software, Inc.*	10,543	104,797
TTM Technologies, Inc.*	10,540	103,187
Sigma Designs, Inc.*	8,823	101,376
Monolithic Power Systems, Inc.*	6,117	99,891
Synaptics, Inc.*	3,426	96,408
Concur Technologies, Inc.*	1,907	94,282
Taleo Corp. — Class A*	3,210	93,058
Tessera Technologies, Inc.*	4,638	85,803
Manhattan Associates, Inc.*	2,847	83,559
Stratasys, Inc.*	2,804	77,727
JDA Software Group, Inc.*	2,998	76,029
Tyler Technologies, Inc.*	3,689	74,370
Netgear, Inc.*	2,729	73,710
Epicor Software Corp.*	8,342	72,575
TeleTech Holdings, Inc.*	4,640	68,858
Mercury Computer Systems, Inc.*	5,526	66,478
CSG Systems International, Inc.*	3,589	65,427
Veeco Instruments, Inc.*	1,875	65,381
j2 Global Communications, Inc.*	2,724	64,804
DealerTrack Holdings, Inc.*	3,494	59,678
Websense, Inc.*	2,943	52,209
Kopin Corp.*	14,527	51,571
Stamps.com, Inc.*	3,552	46,176
MAXIMUS, Inc.	730	44,953
Pericom Semiconductor Corp.*	4,990	43,363
Cymer, Inc.*	1,059	39,268
FARO Technologies, Inc.*	1,652	36,030
Knot, Inc.*	3,005	27,436
Global Payments, Inc.	1	43

Total Information Technology		4,811,374

Consumer Discretionary - 23.8%
CROCS, Inc.*	16,761	218,061
Deckers Outdoor Corp.*	3,364	168,066
Lumber Liquidators Holdings, Inc.*	6,620	162,653
Iconix Brand Group, Inc.*	8,740	152,950
BJ’s Restaurants, Inc.*	5,308	149,473
Texas Roadhouse, Inc. — Class A*	10,138	142,540
Cracker Barrel Old Country Store, Inc.	2,779	141,062

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Consumer Discretionary - 23.8% (continued)
Coinstar, Inc.*	3,259	$140,104
Jos A. Bank Clothiers, Inc.*	3,255	138,696
Buffalo Wild Wings, Inc.*	2,810	134,571
True Religion Apparel, Inc.*	6,134	130,900
HSN, Inc.*	3,900	116,610
National Presto Industries, Inc.	1,075	114,455
Zumiez, Inc.*	5,340	112,994
Sturm Ruger & Company, Inc.	8,249	112,516
PF Chang’s China Bistro, Inc.	2,278	105,244
Volcom, Inc.*	5,396	103,172
Blue Nile, Inc.*	2,256	100,370
CEC Entertainment, Inc.*	2,810	96,467
California Pizza Kitchen, Inc.*	5,380	91,783
Steven Madden Ltd.*	2,220	91,153
Gymboree Corp.*	2,032	84,409
NutriSystem, Inc.	4,333	83,367
Peet’s Coffee & Tea, Inc.*	1,927	65,961
Monro Muffler Brake, Inc.	1,370	63,171
Polaris Industries, Inc.	962	62,626
Big 5 Sporting Goods Corp.	4,615	61,933
Kirkland’s, Inc.*	4,400	60,984
Buckle, Inc.	2,127	56,451
Capella Education Co.*	670	52,005
Hibbett Sports, Inc.*	2,072	51,696
Interval Leisure Group, Inc.*	3,755	50,580
Arbitron, Inc.	1,600	44,752
Universal Electronics, Inc.*	1,880	39,198

Total Consumer Discretionary		3,500,973

Health Care - 15.6%
Quality Systems, Inc.	2,189	145,152
HMS Holdings Corp.*	2,270	133,794
American Medical Systems Holdings, Inc.*	6,457	126,428
Regeneron Pharmaceuticals, Inc.*	4,529	124,095
Hi-Tech Pharmacal Company, Inc.*	5,880	119,011
Salix Pharmaceuticals Ltd.*	2,954	117,333
Align Technology, Inc.*	5,922	115,953
Cooper Companies, Inc.	2,500	115,550
IPC The Hospitalist Company, Inc.*	3,956	108,078
Catalyst Health Solutions, Inc.*	3,041	107,074
Air Methods Corp.*	2,484	103,285
Healthways, Inc.*	7,216	83,994
Integra LifeSciences Holdings Corp.*	2,077	81,958
Natus Medical, Inc.*	5,443	79,304
Cubist Pharmaceuticals, Inc.*	3,385	79,175
Par Pharmaceutical Companies, Inc.*	2,538	73,805
RehabCare Group, Inc.*	3,480	70,366
Bio-Reference Labs, Inc.*	2,940	61,328
Neogen Corp.*	1,692	57,274
Abaxis, Inc.*	2,374	54,839
Dionex Corp.*	597	51,605
Cantel Medical Corp.	3,130	50,706
LHC Group, Inc.*	1,873	43,435
Zoll Medical Corp.*	1,290	41,628
Amedisys, Inc.*	1,746	41,555

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P SmallCap 600 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Health Care - 15.6% (continued)
Enzo Biochem, Inc.*	10,281	$39,068
Genoptix, Inc.*	2,440	34,648
Almost Family, Inc.*	1,060	31,408

Total Health Care		2,291,849

Financials - 7.3%
World Acceptance Corp.*	2,926	129,212
Portfolio Recovery Associates, Inc.*	1,606	103,828
DiamondRock Hospitality Co.*	10,610	100,689
optionsXpress Holdings, Inc.*	5,515	84,710
Medical Properties Trust, Inc.	8,100	82,134
First Cash Financial Services, Inc.*	2,833	78,616
eHealth, Inc.*	5,979	77,248
Signature Bank *	1,970	76,515
Stifel Financial Corp.*	1,620	74,990
Tower Group, Inc.	2,860	66,781
Cash America International, Inc.	1,825	63,875
Forestar Group, Inc.*	3,378	57,595
Acadia Realty Trust	2,664	50,616
TradeStation Group, Inc.*	4,965	32,670

Total Financials		1,079,479

Consumer Staples - 6.6%
Andersons, Inc.	5,240	198,596
Medifast, Inc.*	6,760	183,399
TreeHouse Foods, Inc.*	2,964	136,640
Darling International, Inc.*	15,021	127,979
Boston Beer Company, Inc. —
Class A*	1,445	96,627
Cal-Maine Foods, Inc.	2,817	81,637
Calavo Growers, Inc.	3,599	78,026
Sanderson Farms, Inc.	1,630	70,563

Total Consumer Staples		973,467

Energy - 5.1%
Oil States International, Inc.*	3,224	150,077
Dril-Quip, Inc.*	2,213	137,450
Tetra Technologies, Inc.*	12,170	124,134
Hornbeck Offshore Services, Inc.*	4,863	94,780
Gulf Island Fabrication, Inc.	4,693	85,413
SM Energy Co.	1,777	66,566

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Energy - 5.1% (continued)
Lufkin Industries, Inc.	1,150	$50,485
CARBO Ceramics, Inc.	606	49,086

Total Energy		757,991

Industrials - 5.0%
Dolan Co.*	19,615	223,022
Orion Marine Group, Inc.*	10,680	132,539
AZZ, Inc.	3,055	130,876
Allegiant Travel Co. — Class A	1,462	61,872
GenCorp, Inc.*	11,923	58,661
AAON, Inc.	1,824	42,900
Heidrick & Struggles International, Inc.	2,020	39,350
SYKES Enterprises, Inc.*	2,134	28,980
Tetra Tech, Inc.*	1,180	24,745

Total Industrials		742,945

Materials - 2.7%
Kaiser Aluminum Corp.	3,690	157,895
Balchem Corp.	3,924	121,095
Schweitzer-Mauduit International, Inc.	1,200	69,972
AMCOL International Corp.	1,760	46,094

Total Materials		395,056

Telecommunication Services - 0.8%
NTELOS Holdings Corp.	3,730	63,112
Cbeyond, Inc.*	4,010	51,448

Total Telecommunication Services		114,560

TOTAL COMMON STOCKS
(Cost $11,567,550)		14,667,694

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	85,269	85,269

TOTAL REPURCHASE AGREEMENT
(Cost $85,269)		85,269

Total Investments - 100.1%
(Cost $11,652,819)		$14,752,963
Liabilities, Less Cash & Other Assets - (0.1)%		(12,883)

Total Net Assets - 100.0%		$14,740,080

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreement - See Note –2.

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P SmallCap 600 Pure Value Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.6%
Consumer Discretionary - 27.3%
Quiksilver, Inc.*	123,328	$482,213
Tuesday Morning Corp.*	76,388	364,371
Jakks Pacific, Inc.*	13,311	234,806
Arctic Cat, Inc.*	17,952	184,008
Perry Ellis International, Inc.*	8,373	182,950
Ruby Tuesday, Inc.*	15,127	179,558
Fred’s, Inc. — Class A	13,132	154,958
Cabela’s, Inc.*	7,978	151,422
Red Robin Gourmet Burgers, Inc.*	6,797	133,289
PEP Boys-Manny Moe & Jack	12,251	129,616
Group 1 Automotive, Inc.*	4,325	129,231
Standard Motor Products, Inc.	9,916	104,415
Landry’s Restaurants, Inc.*	3,818	93,503
Audiovox Corp. — Class A*	13,450	91,998
Blyth, Inc.	2,212	91,223
Movado Group, Inc.*	8,352	90,870
Callaway Golf Co.	12,608	88,256
HOT Topic, Inc.	14,499	86,849
Finish Line, Inc. — Class A	5,884	81,846
Brown Shoe Company, Inc.	6,503	74,589
Lithia Motors, Inc. — Class A	7,365	70,630
Christopher & Banks Corp.	8,373	66,230
Stage Stores, Inc.	4,531	58,903
Live Nation Entertainment, Inc.*	5,588	55,209
O’Charleys, Inc.*	7,418	53,335
Superior Industries International, Inc.	3,032	52,393
Zale Corp.*	23,863	50,112
Haverty Furniture Companies, Inc.	4,157	45,353
MarineMax, Inc.*	6,366	44,817
K-Swiss, Inc. — Class A*	3,504	44,676
Nautilus, Inc.*	29,911	39,782

Total Consumer Discretionary		3,711,411

Industrials - 21.1%
NCI Building Systems, Inc.*	23,957	228,310
Bowne & Company, Inc.	14,878	168,568
Lydall, Inc.*	21,764	160,183
Kelly Services, Inc. — Class A*	12,589	147,669
CDI Corp.	11,345	146,578
Volt Information Sciences, Inc.*	18,439	132,761
Skywest, Inc.	9,324	130,163
Federal Signal Corp.	20,925	112,786
Viad Corp.	5,318	102,850
EMCOR Group, Inc.*	4,080	100,327
Dycom Industries, Inc.*	9,763	97,532
Ceradyne, Inc.*	4,174	97,463
ABM Industries, Inc.	4,048	87,396
EnPro Industries, Inc.*	2,715	84,925
SFN Group, Inc.*	13,468	80,943
United Stationers, Inc.*	1,380	73,844
Mueller Industries, Inc.	2,749	72,821
Lawson Products, Inc.	4,327	66,073
Arkansas Best Corp.	2,687	65,106
Standex International Corp.	2,264	54,766
Cascade Corp.	1,720	54,696
Griffon Corp.*	4,396	53,587
Comfort Systems USA, Inc.	4,986	53,500

		Market
	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrials - 21.1% (continued)
Encore Wire Corp.	2,600	$53,326
Gibraltar Industries, Inc.*	5,734	51,491
Moog, Inc. — Class A*	1,446	51,348
AAR Corp.*	2,561	47,788
Universal Forest Products, Inc.	1,603	46,888
Standard Register Co.	15,524	45,330
Tredegar Corp.	2,323	44,091
School Specialty, Inc.*	3,230	42,022
Astec Industries, Inc.*	1,422	40,570
Apogee Enterprises, Inc.	4,102	37,533
Briggs & Stratton Corp.	1,836	34,902

Total Industrials		2,868,136

Financials - 18.5%
National Financial Partners Corp.*	18,864	239,007
Susquehanna Bancshares, Inc.	21,664	182,844
Pennsylvania Real Estate
Investment Trust	12,721	150,871
Kite Realty Group Trust	33,650	149,406
Lexington Realty Trust	16,970	121,505
National Penn Bancshares, Inc.	18,795	117,469
First Commonwealth Financial Corp.	20,878	113,785
Whitney Holding Corp.	13,404	109,511
Hanmi Financial Corp.*	84,034	107,564
LaBranche & Company, Inc.*	27,059	105,530
Stewart Information Services Corp.	7,345	83,145
Interactive Brokers Group, Inc. — Class A*	4,440	76,412
Horace Mann Educators Corp.	4,050	72,009
Umpqua Holdings Corp.	6,035	68,437
Pinnacle Financial Partners, Inc.*	7,410	68,098
Rewards Network, Inc.	4,627	66,398
Sterling Bancshares, Inc.	12,140	65,192
Cedar Shopping Centers, Inc.	9,813	59,663
Selective Insurance Group, Inc.	3,660	59,621
Colonial Properties Trust	3,569	57,782
First Midwest Bancorp, Inc.	4,917	56,693
United Fire & Casualty Co.	2,516	53,364
Presidential Life Corp.	5,139	50,362
United Community Banks, Inc.*	21,724	48,662
East West Bancorp, Inc.	2,981	48,531
Sterling Bancorp — Class N	5,358	46,561
Wintrust Financial Corp.	1,410	45,698
Safety Insurance Group, Inc.	992	41,684
SWS Group, Inc.	3,408	24,435
First BanCorp*	85,921	24,058

Total Financials		2,514,297

Health Care - 9.3%
Osteotech, Inc.*	38,501	248,716
Molina Healthcare, Inc.*	6,387	172,385
Medcath Corp.*	16,238	163,517
Res-Care, Inc.*	10,470	138,937
Centene Corp.*	4,671	110,189
AMERIGROUP Corp.*	2,376	100,909
AMN Healthcare Services, Inc.*	16,242	83,484
Healthspring, Inc.*	3,177	82,094
PharMerica Corp.*	5,777	55,055

Schedule of Investments	Domestic Equity Funds
September 30, 2010	S&P SmallCap 600 Pure Value Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Health Care - 9.3% (continued)
Kendle International, Inc.*	4,886	$45,538
Symmetry Medical, Inc.*	4,132	39,832
Gentiva Health Services, Inc.*	1,490	32,556

Total Health Care		1,273,212

Information Technology - 7.2%
Ciber, Inc.*	66,984	201,622
Gerber Scientific, Inc.*	26,600	164,122
SYNNEX Corp.*	4,116	115,824
EMS Technologies, Inc.*	5,331	99,317
Heartland Payment Systems, Inc.	5,928	90,224
Black Box Corp.	2,668	85,536
Scansource, Inc.*	2,487	68,989
Insight Enterprises, Inc.*	3,893	60,886
CTS Corp.	5,717	54,998
Digi International, Inc.*	3,955	37,533

Total Information Technology		979,051

Energy - 5.7%
Petroleum Development Corp.*	7,682	212,023
Basic Energy Services, Inc.*	24,442	208,246
World Fuel Services Corp.	3,390	88,174
Matrix Service Co.*	7,850	68,688
Seahawk Drilling, Inc.*	7,694	65,091
Penn Virginia Corp.	3,881	62,251
Pioneer Drilling Co.*	5,679	36,232
Bristow Group, Inc.*	980	35,358

Total Energy		776,063

Consumer Staples - 4.8%
Nash Finch Co.	3,548	150,932
Spartan Stores, Inc.	8,676	125,802
Alliance One International, Inc.*	26,431	109,689
Central Garden and Pet Co. —
Class A*	7,940	82,258
Mannatech, Inc.*	30,486	62,496
United Natural Foods, Inc.*	1,756	58,194

		Market
	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer Staples - 4.8% (continued)
Casey’s General Stores, Inc.	1,045	$43,629
Great Atlantic & Pacific Tea Co.*	5,184	20,529

Total Consumer Staples		653,529

Materials - 4.1%
AM Castle & Co.*	9,064	120,098
Olympic Steel, Inc.	3,875	89,086
Century Aluminum Co.*	6,259	82,431
A. Schulman, Inc.	3,631	73,165
Quaker Chemical Corp.	2,173	70,753
OM Group, Inc.*	2,200	66,264
Myers Industries, Inc.	3,864	33,192
Penford Corp.*	4,994	23,022

Total Materials		558,011

Utilities - 1.6%
Laclede Group, Inc.	1,740	59,891
Southwest Gas Corp.	1,367	45,917
Central Vermont Public Service
Corp.	2,093	42,216
CH Energy Group, Inc.	936	41,334
New Jersey Resources Corp.	883	34,631

Total Utilities		223,989

TOTAL COMMON STOCKS
(Cost $10,592,189)		13,557,699

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	59,500	59,500

TOTAL REPURCHASE AGREEMENT
(Cost $59,500)		59,500

Total Investments - 100.1%
(Cost $10,651,689)		$13,617,199
Liabilities, Less Cash & Other Assets - (0.1)%		(8,344)

Total Net Assets - 100.0%		$13,608,855

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreement - See Note –2.

Schedule of Investments	CLS Advisor One Funds
September 30, 2010	Select Allocation Fund

		Market
	Shares	Value
COMMON STOCKS† - 0.8%
Financials - 0.8%
Berkshire Hathaway, Inc. — Class B*	4,100	$338,988

TOTAL COMMON STOCKS
(Cost $238,431)		338,988

EXCHANGE TRADED FUNDS† - 88.4%
United States of America - 59.4%
SPDR S&P 500 ETF Trust	26,600	3,035,592
iShares iBoxx $ High Yield
Corporate Bond Fund	23,400	2,098,746
SPDR Barclays Capital High Yield Bond ETF	47,400	1,896,474
iShares S&P 500 Index Fund	16,200	1,854,738
Vanguard Total Stock Market ETF	22,000	1,284,140
iShares Barclays Credit Bond Fund	11,400	1,229,946
Vanguard Large-Capital ETF	22,400	1,166,592
Vanguard Mid-Capital ETF	16,400	1,087,320
iShares iBoxx Investment Grade Corporate Bond Fund	8,500	961,265
SPDR S&P MidCap 400 ETF Trust	6,100	888,099
Vanguard Extended Market ETF	16,400	779,820
iShares Russell 1000 Growth Index Fund	14,700	755,139
Powershares QQQ	15,300	750,924
Vanguard Growth ETF	13,300	731,168
Vanguard Small-Capital ETF	10,100	640,744
SPDR Dow Jones Industrial
Average ETF Trust	5,700	615,087
iShares Russell 2000 Index Fund	8,500	573,495
SPDR S&P Biotech ETF	8,500	504,645
Vanguard Value ETF	8,700	423,690
iShares Russell Midcap Index Fund	4,600	415,702
RevenueShares Large Capital ETF	17,900	382,702
iShares S&P MidCap 400 Index
Fund	4,600	368,368
Market Vectors - Coal ETF	8,600	321,554
Consumer Staples Select Sector SPDR Fund	11,100	309,357
PowerShares DB Base Metals Fund	11,800	258,420
Materials Select Sector SPDR Fund	7,500	245,850
Technology Select Sector SPDR Fund	10,600	244,012
Energy Select Sector SPDR Fund	4,300	241,058
SPDR KBW Capital Markets ETF	4,300	141,513
Industrial Select Sector SPDR Fund	4,300	134,504
iShares Barclays Intermediate Credit Bond Fund	1,100	119,207
PowerShares DB Gold Fund	2,100	97,398
PowerShares DB Precious Metals
Fund	2,100	94,941
Vanguard Intermediate-Term Corporate Bond ETF	1,100	89,760
Vanguard Total Bond Market ETF	800	66,128

		Market
	Shares	Value
EXCHANGE TRADED FUNDS† - 88.4% (continued)
United States of America - 59.4% (continued)
SPDR Barclays Capital
Intermediate Term Credit Bond
ETF	1,100	$36,927

Total United States of America		24,845,025

International - 10.8%
Vanguard Emerging Markets ETF	45,300	2,056,620
iShares MSCI Emerging Markets Index Fund	40,500	1,813,185
SPDR S&P BRIC 40 ETF	21,100	545,224
SPDR S&P Emerging Small Capital ETF	2,300	125,948

Total International		4,540,977

Latin American Region - 4.9%
iShares S&P Latin America 40
Index Fund	40,500	2,046,870

China - 3.7%
SPDR S&P China ETF	11,200	853,888
iShares FTSE	11,200	479,584
iShares S&P Asia 50 Index Fund	5,600	237,104

Total China		1,570,576

Asian Pacific Region - 2.1%
SPDR S&P Emerging Asia Pacific
ETF	7,600	630,648
Vanguard Pacific ETF	4,500	242,325

Total Asian Pacific Region		872,973

Global - 2.1%
iShares S&P Global Materials
Sector Index Fund	5,400	341,658
iShares S&P Global Energy Sector
Index Fund	7,500	253,950
iShares S&P Global Industrials
Sector Index Fund	4,300	209,655
Vanguard Short-Term Bond ETF	800	65,400

Total Global		870,663

Asian Pacific Region ex Japan - 2.1%
iShares MSCI Pacific ex-Japan
Index Fund	19,600	868,280

Canada - 1.5%
iShares MSCI Canada Index Fund	22,400	627,872

Brazil - 1.0%
iShares MSCI Brazil Index Fund	5,500	423,115

Europe - 0.6%
iShares S&P Europe 350 Index Fund	2,100	79,485
Vanguard European ETF	3,200	155,904

Total Europe		235,389

Schedule of Investments	CLS AdvisorOne Funds
September 30, 2010	Select Allocation Fund

		Market
	Shares	Value
EXCHANGE TRADED FUNDS† - 88.4% (continued)
Australia - 0.2%
iShares MSCI Australia Index Fund	3,200	$75,968

TOTAL EXCHANGE TRADED FUNDS
(Cost $35,077,907)		36,977,708

MUTUAL FUND† - 1.4%
First American Treasury Obligations Fund	579,550	579,550

TOTAL MUTUAL FUND
(Cost $579,550)		579,550

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 9.1%
Alcoa, Inc.
5.87% due 02/23/22	626,000	615,768
6.75% due 07/15/18	257,000	276,949
Nordstrom, Inc.
7.00% due 01/15/38	593,000	704,559
Chevron Phillips Chemical Company LLC
8.25% due 06/15/19[1,2]	352,000	445,496

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 9.1% (continued)
Mutual of Omaha Insurance Co.
6.80% due 06/15/36[1,2]	$460,000	$439,046
Agilent Technologies, Inc.
6.50% due 11/01/17	368,000	423,898
Corning, Inc.
7.25% due 08/15/36	270,000	324,563
Bunge, Ltd. Finance Corp.
8.50% due 06/15/19	235,000	284,037
Sunoco, Inc.
4.88% due 10/15/14	216,000	227,397
Freeport-McMoRan Copper & Gold, Inc.
8.38% due 04/01/17	45,000	50,231

TOTAL CORPORATE BONDS
(Cost $2,945,590)		3,791,944

U.S. GOVERNMENT SECURITIES† - 0.4%
U.S. Treasury Notes
0.88% due 02/29/12	50,000	50,381
1.00% due 10/31/11	50,000	50,373
0.75% due 11/30/11	50,000	50,252

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $150,228)		151,006

Total Investments - 100.1%
(Cost $38,991,706)		$41,839,196
Liabilities, Less Cash & Other Assets - (0.1)%		(23,786)

Total Net Assets - 100.0%		$41,815,410

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Security was acquired through a private placement.

[2]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $884,542 (cost $762,709), or 2.1% of total net assets.

Schedule of Investments	Specialty Funds
September 30, 2010	Strengthening U.S. Dollar 2x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 100.9%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10[2]	$1,656,546	$1,656,546
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	1,413,590	1,413,590
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	1,413,590	1,413,590
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	1,413,590	1,413,590
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	1,413,590	1,413,590

TOTAL REPURCHASE AGREEMENTS
(Cost $7,310,906)		7,310,906

Total Investments - 100.9%
(Cost $7,310,906)		$7,310,906
Liabilities, Less Cash & Other Assets - (0.9)%		(65,478)

Total Net Assets - 100.0%		$7,245,428

		Unrealized
	Contracts	Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2010 U.S. Dollar Index
Futures Contracts
(Aggregate Market Value of
Contracts $10,740,600)	136	$(412,691)

		Unrealized
	Units	Loss
CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International
November 2010 U.S. Dollar
Index Swap, Terminating
11/26/10[3]
(Notional Market Value $3,796,813)	48,081	$(42,416)

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2010.

[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Schedule of Investments	Sector Funds
September 30, 2010	Technology Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5%
Information Technology - 99.5%
Apple, Inc.*	2,364	$670,785
Microsoft Corp.	23,684	580,021
Google, Inc. — Class A*	1,038	545,770
International Business Machines Corp.	4,064	545,145
Oracle Corp.	19,228	516,272
Cisco Systems, Inc.*	20,473	448,359
Intel Corp.	20,903	401,965
QUALCOMM, Inc.	8,743	394,484
Hewlett-Packard Co.	9,026	379,724
Baidu, Inc. ADR*	2,900	297,598
Visa, Inc. — Class A	3,970	294,812
EMC Corp.*	13,357	271,281
Infosys Technologies Ltd. ADR	3,930	264,528
VMware, Inc. — Class A*	3,059	259,831
eBay, Inc.*	10,010	244,244
Texas Instruments, Inc.	8,977	243,636
Mastercard, Inc. — Class A	1,010	226,240
Corning, Inc.	11,988	219,141
Cognizant Technology Solutions Corp. — Class A*	3,082	198,697
Motorola, Inc.*	23,254	198,357
Dell, Inc.*	15,163	196,512
Research In Motion Ltd.*	3,872	188,528
Automatic Data Processing, Inc.	4,475	188,084
Nokia Oyj ADR	18,558	186,137
NetApp, Inc.*	3,704	184,422
Juniper Networks, Inc.*	5,919	179,642
Citrix Systems, Inc.*	2,602	177,560
Yahoo!, Inc.*	12,211	173,030
Broadcom Corp. — Class A	4,876	172,562
Salesforce.com, Inc.*	1,480	165,464
Intuit, Inc.*	3,742	163,937
Xerox Corp.	15,685	162,340
Netease.com ADR*	3,960	156,182
Applied Materials, Inc.	13,020	152,074
Tyco Electronics Ltd.	5,180	151,360
Western Union Co.	8,350	147,545
Activision Blizzard, Inc.	13,480	145,854
Symantec Corp.*	9,485	143,887
Alcatel-Lucent ADR	42,350	143,143
Agilent Technologies, Inc.*	4,272	142,557
F5 Networks, Inc.*	1,370	142,220
SAP AG ADR	2,820	139,054
CA, Inc.	6,583	139,033
Taiwan Semiconductor
Manufacturing
Company Ltd. ADR	13,584	137,742
McAfee, Inc.*	2,857	135,022
Adobe Systems, Inc.*	5,136	134,306
Altera Corp.	4,445	134,061
Marvell Technology Group Ltd.*	7,592	132,936
AU Optronics Corporation ADR	12,459	130,321
Fidelity National Information
Services, Inc.	4,771	129,437
Red Hat, Inc.*	3,154	129,314
Amphenol Corp. — Class A	2,618	128,230
Paychex, Inc.	4,631	127,306

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Information Technology - 99.5% (continued)
Analog Devices, Inc.	4,053	$127,183
Akamai Technologies, Inc.*	2,510	125,952
Perfect World Company Ltd. ADR*	4,885	125,349
Fiserv, Inc.*	2,299	123,732
Check Point Software Technologies Ltd.*	3,337	123,235
ASML Holding N.V. — Class G	4,069	120,971
Telefonaktiebolaget LM Ericsson ADR	10,924	119,836
LG Display Company Ltd. ADR	6,848	119,429
Autodesk, Inc.*	3,692	118,033
BMC Software, Inc.*	2,856	115,611
Xilinx, Inc.	4,174	111,070
Teradata Corp.*	2,870	110,667
Linear Technology Corp.	3,570	109,706
KLA-Tencor Corp.	3,065	107,980
Rovi Corp.*	2,128	107,272
Computer Sciences Corp.	2,244	103,224
VeriSign, Inc.*	3,229	102,488
Microchip Technology, Inc.	3,248	102,150
SanDisk Corp.*	2,786	102,107
NVIDIA Corp.*	8,735	102,025
Amdocs Ltd.*	3,521	100,912
Maxim Integrated Products, Inc.	5,250	97,178
Electronic Arts, Inc.*	5,827	95,738
Dolby Laboratories, Inc. — Class A*	1,680	95,441
SAIC, Inc.*	5,940	94,921
Harris Corp.	2,132	94,426
Western Digital Corp.*	3,317	94,170
Micron Technology, Inc.*	13,016	93,845
Lam Research Corp.*	2,240	93,744
Avago Technologies Ltd.*	4,120	92,741
Equinix, Inc.*	904	92,524
Cree, Inc.*	1,635	88,764
Flextronics International Ltd.*	14,419	87,091
Seagate Technology plc*	7,270	85,641
Nuance Communications, Inc.*	5,291	82,751
Synopsys, Inc.*	3,340	82,732
Avnet, Inc.*	3,026	81,732
Advanced Micro Devices, Inc.*	11,300	80,343
Global Payments, Inc.	1,806	77,459
FLIR Systems, Inc.*	3,000	77,100
Molex, Inc.	3,640	76,185
Arrow Electronics, Inc.*	2,807	75,031
Alliance Data Systems Corp.*	1,132	73,874
ON Semiconductor Corp.*	10,023	72,266
Lender Processing Services, Inc.	2,149	71,411
National Semiconductor Corp.	5,223	66,698
LSI Corp.*	14,441	65,851

Total Information Technology		16,829,281

TOTAL COMMON STOCKS
(Cost $10,956,434)		16,829,281

Schedule of Investments	Sector Funds
September 30, 2010	Technology Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT ††,1 - 0.4%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	$62,143	$62,143

TOTAL REPURCHASE AGREEMENT

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT ††,1 - 0.4% (continued)
(Cost $62,143)		$62,143

Total Investments - 99.9%
(Cost $11,018,577)		$16,891,424
Cash & Other Assets, Less Liabilities - 0.1%		14,646

Total Net Assets - 100.0%		$16,906,070

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
September 30, 2010	Telecommunications Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.2%
Telecommunication Services - 54.2%
AT&T, Inc.	35,117	$1,004,346
Vodafone Group plc ADR	36,417	903,506
Verizon Communications, Inc.	22,831	744,062
American Tower Corp. — Class A*	6,904	353,899
Crown Castle International Corp.*	6,316	278,851
CenturyLink, Inc.	6,753	266,473
Qwest Communications
International, Inc.	41,385	259,484
America Movil SAB de CV ADR	4,812	256,624
Millicom International Cellular S.A.	2,607	250,142
NII Holdings, Inc.*	4,850	199,335
China Mobile Ltd. ADR	3,746	191,533
BCE, Inc.	5,752	186,940
Windstream Corp.	14,525	178,512
SBA Communications Corp. —
Class A*	4,244	171,033
Telefonica S.A. ADR	2,254	167,134
Frontier Communications Corp.	19,989	163,310
MetroPCS Communications, Inc.*	14,325	149,840
China Unicom Hong Kong Ltd. ADR	10,177	148,177
SK Telecom Company Ltd. ADR	8,124	141,926
Mobile Telesystems OJSC ADR	6,650	141,180
tw telecom inc — Class A*	6,720	124,790
Vivo Participacoes S.A. ADR	4,345	118,054
Rogers Communications, Inc. —
Class B	3,079	115,247
Tele Norte Leste Participacoes S.A.
ADR	7,801	109,838
Clearwire Corp. — Class A*	12,873	104,143
Syniverse Holdings, Inc.*	4,317	97,866
AboveNet, Inc.*	1,680	87,511
Telmex Internacional SAB de CV
ADR	4,304	79,237
Leap Wireless International, Inc.*	5,165	63,788

Total Telecommunication Services		7,056,781

Information Technology - 45.0%
Cisco Systems, Inc.*	36,402	797,204
QUALCOMM, Inc.	15,530	700,714
Motorola, Inc.*	41,337	352,605
Research In Motion Ltd.*	6,888	335,377
Juniper Networks, Inc.*	10,516	319,161
Nokia Oyj ADR	31,091	311,843
F5 Networks, Inc.*	2,436	252,881

		Market
	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Information Technology - 45.0% (continued)
Harris Corp.	3,781	$167,460
Riverbed Technology, Inc.*	3,603	164,225
Alcatel-Lucent ADR	43,543	147,175
Telefonaktiebolaget LM Ericsson
ADR	12,249	134,371
Tellabs, Inc.	17,251	128,520
JDS Uniphase Corp.*	10,103	125,176
Acme Packet, Inc.*	3,267	123,950
Brocade Communications
Systems, Inc.*	20,911	122,120
Aruba Networks, Inc.*	5,698	121,595
ADTRAN, Inc.	3,439	121,397
Polycom, Inc.*	3,893	106,201
CommScope, Inc.*	4,355	103,388
Infinera Corp.*	8,807	102,778
Viasat, Inc.*	2,474	101,706
ADC Telecommunications, Inc.*	7,992	101,259
Plantronics, Inc.	2,824	95,395
Finisar Corp.*	4,996	93,875
Ciena Corp.*	5,870	91,396
InterDigital, Inc.*	2,996	88,711
Netgear, Inc.*	3,019	81,543
Arris Group, Inc.*	7,841	76,606
Blue Coat Systems, Inc.*	3,124	75,163
Oclaro, Inc.*	4,424	70,828
Emulex Corp.*	6,572	68,612
Tekelec*	5,104	66,148
Comtech Telecommunications
Corp.	2,224	60,826
DG FastChannel, Inc.*	1,973	42,913

Total Information Technology		5,853,122

TOTAL COMMON STOCKS
(Cost $10,899,303)		12,909,903

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 1.0%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	132,153	132,153

TOTAL REPURCHASE AGREEMENT
(Cost $132,153)		132,153

Total Investments - 100.2%
(Cost $11,031,456)		$13,042,056
Liabilities, Less Cash & Other Assets - (0.2)%		(27,223)

Total Net Assets - 100.0%		$13,014,833

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
September 30, 2010	Transportation Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5%
Industrials - 99.5%
United Parcel Service, Inc. —
Class B	17,072	$1,138,532
Union Pacific Corp.	10,929	893,992
FedEx Corp.	8,546	730,683
Norfolk Southern Corp.	10,986	653,777
CSX Corp.	11,236	621,576
CH Robinson Worldwide, Inc.	7,133	498,739
Expeditors International of
Washington, Inc.	10,044	464,334
Southwest Airlines Co.	32,759	428,160
Canadian National Railway Co.	5,843	374,069
Delta Air Lines, Inc.*	31,692	368,895
Hertz Global Holdings, Inc.*	26,983	285,750
J.B. Hunt Transport Services, Inc.	8,140	282,458
United Continental Holdings, Inc.*	11,325	267,610
Continental Airlines, Inc. — Class B*	10,162	252,424
Kansas City Southern*	6,683	250,011
Canadian Pacific Railway Ltd.	3,596	219,104
Ryder System, Inc.	4,645	198,667
JetBlue Airways Corp.*	29,099	194,672
Landstar System, Inc.	4,708	181,823
Alaska Air Group, Inc.*	3,478	177,482
Con-way, Inc.	5,535	171,530
Dollar Thrifty Automotive Group,
Inc.*	3,420	171,479
AMR Corp.*	26,219	164,393
Copa Holdings S.A. — Class A	3,046	164,210
Knight Transportation, Inc.	8,434	163,029
AirTran Holdings, Inc.*	21,376	157,114
Werner Enterprises, Inc.	7,500	153,675
US Airways Group, Inc.*	16,419	151,876
Atlas Air Worldwide Holdings, Inc.*	2,975	149,642

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrials - 99.5% (continued)
Avis Budget Group, Inc.*	12,721	$148,200
Old Dominion Freight Line, Inc.*	5,001	127,125
Kirby Corp.*	3,094	123,946
Allegiant Travel Co. — Class A	2,847	120,485
Arkansas Best Corp.	4,668	113,106
Heartland Express, Inc.	7,492	111,406
Genesee & Wyoming, Inc. —
Class A*	2,200	95,458
Genco Shipping & Trading Ltd.*	5,983	95,369
UTI Worldwide, Inc.	5,456	87,732
Skywest, Inc.	5,773	80,591
Excel Maritime Carriers Ltd. —
Class A*	14,100	79,242
Alexander & Baldwin, Inc.	2,173	75,707
Diana Shipping, Inc.*	5,494	69,774
HUB Group, Inc. — Class A*	2,282	66,771
Aegean Marine Petroleum
Network, Inc.	3,102	51,617

Total Industrials		11,376,235

TOTAL COMMON STOCKS
(Cost $8,509,268)		11,376,235

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	74,629	74,629

TOTAL REPURCHASE AGREEMENT
(Cost $74,629)		74,629

Total Investments - 100.1%
(Cost $8,583,897)		$11,450,864
Liabilities, Less Cash & Other Assets - (0.1)%		(17,055)

Total Net Assets - 100.0%		$11,433,809

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

Schedule of Investments	Money Market Fund
September 30, 2010	U.S. Government Money Market Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 65.6%
Fannie Mae[1]
0.30% due 12/01/10	$25,000,000	$24,987,292
0.24% due 12/20/10	15,000,000	14,992,000
Freddie Mac[1]
0.26% due 10/26/10	25,000,000	24,995,486
0.23% due 11/02/10	10,000,000	9,997,956
Federal Farm Credit Bank[2]
0.17% due 12/01/10	15,000,000	14,995,679
0.18% due 10/08/10	10,000,000	9,999,650
Farmer Mac[2]
0.28% due 12/28/10	10,000,000	9,993,155
0.20% due 12/01/10	6,000,000	5,997,967
0.20% due 12/02/10	6,000,000	5,997,933
Federal Home Loan Bank[2]
0.25% due 06/24/11	15,000,000	14,972,291

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $136,929,409)		136,929,409

	Face	Market
	Amount	Value
WORLD BANK DISCOUNT NOTE†† - 4.8%
World Bank
0.32% due 10/01/10	$10,000,000	$10,000,000

TOTAL WORLD BANK DISCOUNT NOTE
(Cost $10,000,000)		10,000,000

REPURCHASE AGREEMENTS††,3 -32.7%
UBS Financial Services, Inc.
issued 09/30/10 at 0.24%
due 10/01/10	13,916,131	13,916,131
HSBC Group
issued 09/30/10 at 0.20%
due 10/01/10	13,916,131	13,916,131
Mizuho Financial Group, Inc.
issued 09/30/10 at 0.20%
due 10/01/10	13,916,131	13,916,131
Morgan Stanley
issued 09/30/10 at 0.19%
due 10/01/10	13,916,131	13,916,131
Credit Suisse Group
issued 09/30/10 at 0.18%
due 10/01/10	12,571,296	12,571,296

TOTAL REPURCHASE AGREEMENTS
(Cost $68,235,820)		68,235,820

Total Investments - 103.1%
(Cost $215,165,229)		$215,165,229
Liabilities, Less Cash & Other Assets - (3.1)%		(6,457,109)

Total Net Assets - 100.0%		$208,708,119

††	Value determined based on Level 2 inputs - See Note –3.

[1]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements - See Note –2.

Schedule of Investments	Alternatives Funds
September 30, 2010	U.S. Long Short Momentum Fund

		Market
	Shares	Value
COMMON STOCKS† - 95.3%
Consumer Discretionary - 17.9%
Amazon.com, Inc.*	11,929	$1,873,569
Priceline.com, Inc.*	2,916	1,015,759
NetFlix, Inc.*	4,534	735,233
Expedia, Inc.	21,483	606,035
McDonald’s Corp.	7,890	587,884
Liberty Media Corporation - Interactive*	41,235	565,332
Carnival Corp.	9,230	352,678
Las Vegas Sands Corp.*	9,910	345,364
Yum! Brands, Inc.	6,940	319,656
Starbucks Corp.	11,710	299,542
HSN, Inc.*	8,770	262,223
Marriott International, Inc. — Class A	7,000	250,810
Starwood Hotels & Resorts
Worldwide, Inc.	4,200	220,710
Wynn Resorts Ltd.	2,530	219,528
Royal Caribbean Cruises Ltd.*	6,200	195,486
Shutterfly, Inc.*	6,486	168,571
MGM Resorts International*	14,540	164,011
Darden Restaurants, Inc.	3,780	161,708
Chipotle Mexican Grill, Inc. — Class A*	940	161,680
Wyndham Worldwide Corp.	5,750	157,953
Blue Nile, Inc.*	3,368	149,842
NutriSystem, Inc.	7,476	143,838
International Game Technology	9,270	133,952
PetMed Express, Inc.	6,841	119,718
Panera Bread Co. — Class A*	1,270	112,535
Overstock.com, Inc.*	6,687	105,120
Vitacost.com, Inc.*	10,599	63,700

Total Consumer Discretionary		9,492,437

Utilities - 16.9%
Dominion Resources, Inc.	11,680	509,949
Southern Co.	12,860	478,906
Exelon Corp.	10,690	455,180
Duke Energy Corp.	23,440	415,123
PG&E Corp.	9,010	409,234
NextEra Energy, Inc.	7,470	406,293
Public Service Enterprise Group, Inc.	11,890	393,321
Consolidated Edison, Inc.	7,670	369,847
Sempra Energy	6,830	367,454
American Electric Power Co., Inc.	9,670	350,344
Xcel Energy, Inc.	14,060	322,958
Entergy Corp.	4,170	319,130
Progress Energy, Inc.	7,020	311,829
PPL Corp.	11,160	303,887
FirstEnergy Corp.	7,530	290,206
Edison International	8,370	287,844
Ameren Corp.	9,480	269,232
DTE Energy Co.	5,860	269,150
CenterPoint Energy, Inc.	16,780	263,782
Wisconsin Energy Corp.	4,540	262,412
NiSource, Inc.	12,780	222,372
SCANA Corp.	5,480	220,954
NSTAR	5,260	206,981

		Market
	Shares	Value
COMMON STOCKS† - 95.3% (continued)
Utilities - 16.9% (continued)
Alliant Energy Corp.	5,510	$200,289
Northeast Utilities	6,720	198,710
OGE Energy Corp.	4,840	192,971
Pinnacle West Capital Corp.	4,400	181,588
Pepco Holdings, Inc.	9,630	179,118
Allegheny Energy, Inc.	7,190	176,299
DPL, Inc.	5,640	147,373

Total Utilities		8,982,736

Telecommunication Services - 16.6%
Vodafone Group plc ADR	47,690	1,183,189
AT&T, Inc.	35,390	1,012,154
America Movil SAB de CV ADR	17,320	923,676
Verizon Communications, Inc.	23,140	754,133
Deutsche Telekom AG ADR	43,890	598,221
American Tower Corp. — Class A*	9,590	491,583
Crown Castle International Corp.*	8,810	388,962
Sprint Nextel Corp.*	82,440	381,697
NII Holdings, Inc.*	6,710	275,781
CenturyLink, Inc.	6,970	275,036
Qwest Communications International, Inc.	42,240	264,845
SBA Communications Corp. — Class A*	5,730	230,919
Frontier Communications Corp.	27,220	222,387
MetroPCS Communications, Inc.*	20,520	214,639
Windstream Corp.	15,570	191,355
United States Cellular Corp.*	3,580	164,573
Clearwire Corp. — Class A*	20,320	164,389
Tele Norte Leste Participacoes S.A. ADR	10,210	143,757
Syniverse Holdings, Inc.*	6,060	137,380
Telephone & Data Systems, Inc.	4,100	134,480
tw telecom, Inc. — Class A*	6,920	128,504
Leap Wireless International, Inc.*	9,260	114,361
AboveNet, Inc.*	1,680	87,511
Level 3 Communications, Inc.*	90,391	84,723
PAETEC Holding Corp.*	14,990	61,609
Consolidated Communications
Holdings, Inc.	3,170	59,184
Cincinnati Bell, Inc.*	20,530	54,815
Iridium Communications, Inc.*	6,410	54,741
Vonage Holdings Corp.*	13,610	34,705

Total Telecommunication Services		8,833,309

Financials - 16.3%
Brookfield Asset Management, Inc. — Class A	40,897	1,160,248
Brookfield Properties Corp.	48,599	754,257
CB Richard Ellis Group, Inc. — Class A*	37,289	681,643
Jones Lang LaSalle, Inc.	6,183	533,407
Simon Property Group, Inc.	5,638	522,868
St. Joe Co.*	16,061	399,437
Public Storage	4,031	391,168
Vornado Realty Trust	4,570	390,872
Equity Residential	7,653	364,053
Forest City Enterprises, Inc. — Class A*	27,731	355,789

Schedule of Investments	Alternatives Funds
September 30, 2010	U.S. Long Short Momentum Fund

		Market
	Shares	Value
COMMON STOCKS† - 95.3% (continued)
Financials - 16.3% (continued)
Boston Properties, Inc.	4,001	$332,563
HCP, Inc.	9,160	329,577
Annaly Capital Management, Inc.	17,982	316,483
Host Hotels & Resorts, Inc.	20,806	301,271
AvalonBay Communities, Inc.	2,714	282,066
Ventas, Inc.	5,438	280,438
Kimco Realty Corp.	15,765	248,299
Health Care REIT, Inc.	5,169	244,700
Plum Creek Timber Company, Inc.	6,456	227,897
Digital Realty Trust, Inc.	3,662	225,945
Forestar Group, Inc.*	12,426	211,863
China Housing & Land
Development, Inc.*	30,067	60,134
Macerich Co.	988	42,435

Total Financials		8,657,413

Consumer Staples - 10.2%
Philip Morris International, Inc.	16,230	909,204
Avon Products, Inc.	20,280	651,191
Altria Group, Inc.	26,160	628,363
Estee Lauder Companies, Inc. — Class A	7,720	488,136
Reynolds American, Inc.	6,080	361,091
Alberto-Culver Co. — Class B	9,580	360,687
Herbalife Ltd.	5,580	336,753
NBTY, Inc.*	5,710	313,936
Lorillard, Inc.	3,790	304,375
Nu Skin Enterprises, Inc. — Class A	8,190	235,872
Revlon, Inc. — Class A*	11,440	144,373
Elizabeth Arden, Inc.*	6,820	136,332
Prestige Brands Holdings, Inc.*	13,710	135,592
USANA Health Sciences, Inc.*	3,290	132,784
Medifast, Inc.*	4,050	109,876
Vector Group Ltd.	5,523	103,280
Universal Corp.	2,000	80,180

Total Consumer Staples		5,432,025

Industrials - 9.8%
Southwest Airlines Co.	33,550	438,498
Delta Air Lines, Inc.*	35,050	407,982
Caterpillar, Inc.	3,900	306,852
United Continental Holdings, Inc.*	12,040	284,505
Continental Airlines, Inc. — Class B*	10,720	266,285
Deere & Co.	3,290	229,576
Danaher Corp.	5,420	220,106
Illinois Tool Works, Inc.	4,410	207,358
JetBlue Airways Corp.*	30,170	201,837
AMR Corp.*	30,930	193,931
Alaska Air Group, Inc.*	3,680	187,790
Cummins, Inc.	2,060	186,595
Copa Holdings S.A. — Class A	3,440	185,450
PACCAR, Inc.	3,630	174,785
AirTran Holdings, Inc.*	23,470	172,505

		Market
	Shares	Value
COMMON STOCKS† - 95.3% (continued)
Industrials - 9.8% (continued)
US Airways Group, Inc.*	18,460	$170,755
Eaton Corp.	1,950	160,856
Parker Hannifin Corp.	2,090	146,425
Dover Corp.	2,610	136,268
Ingersoll-Rand plc	3,780	134,984
CNH Global N.V.	3,640	133,370
Allegiant Travel Co. — Class A	3,000	126,960
Joy Global, Inc.	1,780	125,170
Skywest, Inc.	8,700	121,452
Flowserve Corp.	1,050	114,891
Bucyrus International, Inc. — Class A	1,540	106,799
Pall Corp.	2,290	95,356

Total Industrials		5,237,341

Materials - 7.6%
E. I. du Pont de Nemours & Co.	9,130	407,381
Potash Corporation of Saskatchewan, Inc.	2,750	396,110
Dow Chemical Co.	13,480	370,161
Praxair, Inc.	3,660	330,351
Mosaic Co.	5,350	314,366
Syngenta AG ADR	6,210	309,196
Monsanto Co.	6,360	304,835
Air Products & Chemicals, Inc.	3,280	271,650
PPG Industries, Inc.	3,080	224,224
Agrium, Inc.	2,950	221,220
Ecolab, Inc.	4,330	219,704
Sherwin-Williams Co.	2,430	182,590
Sigma-Aldrich Corp.	2,920	176,310
Lubrizol Corp.	1,660	175,910
CF Industries Holdings, Inc.	1,700	162,350

Total Materials		4,066,358

TOTAL COMMON STOCKS
(Cost $46,923,498)		50,701,619

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 4.7%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	2,468,068	2,468,068
TOTAL REPURCHASE AGREEMENT
(Cost $2,468,068)		2,468,068

Total Investments - 100.0%
(Cost $49,391,566)		$53,169,687
Cash & Other Assets, Less Liabilities - 0.0%		10,296

Total Net Assets - 100.0%		$53,179,983

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
December 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $5,112,000)	90	$(223,767)

Schedule of Investments	Alternatives Funds
September 30, 2010	U.S. Long Short Momentum Fund

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

1	Repurchase Agreement - See Note –2.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Sector Funds
September 30, 2010	Utilities Fund

		Market
	Shares	Value
COMMON STOCKS† - 99.5%
Utilities - 97.3%
Southern Co.	16,981	$632,372
Exelon Corp.	13,947	593,863
Dominion Resources, Inc.	13,023	568,584
Duke Energy Corp.	30,480	539,801
NextEra Energy, Inc.	9,662	525,516
American Electric Power Co., Inc.	12,912	467,802
PG&E Corp.	10,084	458,015
Public Service Enterprise Group, Inc.	13,323	440,725
Consolidated Edison, Inc.	8,643	416,765
Entergy Corp.	5,374	411,272
Sempra Energy	7,639	410,978
Progress Energy, Inc.	9,181	407,820
FirstEnergy Corp.	9,646	371,757
Xcel Energy, Inc.	15,895	365,108
Edison International	10,589	364,156
PPL Corp.	13,178	358,837
AES Corp.*	30,029	340,829
Ameren Corp.	10,492	297,973
Wisconsin Energy Corp.	5,145	297,381
DTE Energy Co.	6,444	295,973
CenterPoint Energy, Inc.	18,802	295,567
SCANA Corp.	6,486	261,516
Constellation Energy Group, Inc.	8,076	260,370
Northeast Utilities	8,778	259,565
Cia Energetica de Minas Gerais ADR	15,550	254,865
NiSource, Inc.	14,527	252,770
Calpine Corp.*	19,651	244,655
Pinnacle West Capital Corp.	5,843	241,141
NRG Energy, Inc.*	11,471	238,826
CMS Energy Corp.	13,228	238,369
Pepco Holdings, Inc.	12,596	234,286
Oneok, Inc.	5,177	233,172
NSTAR	5,905	232,362
Allegheny Energy, Inc.	9,467	232,131
American Water Works Company, Inc.	9,901	230,396
Integrys Energy Group, Inc.	4,390	228,543
Alliant Energy Corp.	6,227	226,351
National Fuel Gas Co.	4,352	225,477
OGE Energy Corp.	5,505	219,484
Enersis S.A. ADR	9,307	218,808
MDU Resources Group, Inc.	10,869	216,837
TECO Energy, Inc.	12,430	215,288
ITC Holdings Corp.	3,302	205,550
UGI Corp.	7,007	200,470

		Market
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Utilities - 97.3% (continued)
Aqua America, Inc.	9,604	$195,922
N.V. Energy, Inc.	14,796	194,567
DPL, Inc.	7,440	194,407
Energen Corp.	4,200	192,024
AGL Resources, Inc.	4,927	189,000
Westar Energy, Inc.	7,555	183,058
Atmos Energy Corp.	6,239	182,491
Great Plains Energy, Inc.	9,514	179,815
Piedmont Natural Gas Co., Inc.	5,664	164,256
Vectren Corp.	6,316	163,395
Nicor, Inc.	3,535	161,974
WGL Holdings, Inc.	4,162	157,240
Hawaiian Electric Industries, Inc.	6,882	155,120
Cleco Corp.	5,143	152,336
IDACORP, Inc.	4,043	145,225
New Jersey Resources Corp.	3,665	143,741
Southwest Gas Corp.	4,202	141,145
South Jersey Industries, Inc.	2,795	138,269
Portland General Electric Co.	6,778	137,458
Ormat Technologies, Inc.	4,296	125,314
Northwest Natural Gas Co.	2,630	124,794
Allete, Inc.	3,417	124,481
Unisource Energy Corp.	3,699	123,658
Black Hills Corp.	3,944	123,053
El Paso Electric Co.*	4,989	118,638
Mirant Corp.*	11,830	117,827
Avista Corp.	5,630	117,554
Questar Corp.	6,516	114,225
NorthWestern Corp.	3,925	111,862
PNM Resources, Inc.	9,267	105,551

Total Utilities		18,710,726

Energy - 2.2%
EQT Corp.	6,522	235,183
QEP Resources, Inc.	6,519	196,483

Total Energy		431,666

TOTAL COMMON STOCKS
(Cost $14,671,561)		19,142,392

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	83,085	83,085

TOTAL REPURCHASE AGREEMENT
(Cost $83,085)		83,085

Total Investments - 100.0%
(Cost $14,754,646)		$19,225,477
Cash & Other Assets, Less Liabilities - 0.0%		9,067

Total Net Assets - 100.0%		$19,234,544

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

Schedule of Investments	Specialty Funds
September 30, 2010	Weakening U.S. Dollar 2x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 93.2%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	$874,503	$874,503
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	621,835	621,835
UBS Financial Services, Inc. issued 09/30/10 at 0.24% due 10/01/10	621,835	621,835
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	621,835	621,835
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	621,835	621,835

TOTAL REPURCHASE AGREEMENTS
(Cost $3,361,843)		3,361,843

Total Investments - 93.2%
(Cost $3,361,843)		$3,361,843
Cash & Other Assets, Less Liabilities - 6.8%		245,562

Total Net Assets - 100.0%		$3,607,405

		Unrealized
	Contracts	Gain
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2010 U.S. Dollar Index
Futures Contracts
(Aggregate Market Value of
Contracts $5,054,400)	64	$190,572

		Unrealized
	Units	Gain
CURRENCY INDEX SWAP AGREEMENT SOLD SHORT††
Goldman Sachs International
November 2010 U.S. Dollar
Index Swap, Terminating
11/26/10[3]
(Notional Market Value
$2,186,598)	27,690	$91,528

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2010.

[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
1. Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at their last bid price for twice a day pricing or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act. Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, usually 4:00 p.m. on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds, if any, and distributions of net realized capital gains in all Funds, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.
F. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
G. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.

There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
H. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
J. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. At September 30, 2010, none of the Funds held forward currency contracts.
K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
2. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at September 30, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Credit Suisse Group	0.18% due 10/01/10	77,896,826	77,896,826	77,898,384
UBS Financial Services, Inc.	0.24% due 10/01/10	44,000,000	44,000,000	44,001,173
Mizuho Financial Group, Inc.	0.20% due 10/01/10	44,000,000	44,000,000	44,000,978
HSBC Group	0.20% due 10/01/10	44,000,000	44,000,000	44,000,978
Morgan Stanley	0.19% due 10/01/10	44,000,000	44,000,000	44,000,929

			253,896,826	253,902,442

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Bills	11/26/10 - 09/22/11	0.00%	124,565,300	124,331,956
U.S. TIP Notes	01/15/14	2.00%	67,567,100	85,802,610
U.S. Treasury Bond	11/15/24	7.50%	29,099,100	44,880,137
U.S. Treasury Notes	02/15/12 - 06/15/13	1.13% - 1.38%	3,904,000	3,966,230

				258,980,933

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seek to assert its rights. The Fund’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
3. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the fund’s net assets as of September 30, 2010:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
All-Asset Conservative Strategy Fund	9,366,157	2,273	2,091,945	—	—	11,460,375
All-Asset Moderate Strategy Fund	16,942,069	1,771	3,068,489	—	—	20,012,329
All-Asset Aggressive Strategy Fund	9,525,499	17,115	351,899	—	—	9,894,513
Amerigo Fund	188,554,285	—	—	—	—	188,554,285
Clermont Fund	68,984,952	—	4,755,319	—	—	73,740,271
Select Allocation Fund	38,047,252	—	3,791,944	—	—	41,839,196
Banking Fund	3,962,375	—	27,922	—	—	3,990,297
Basic Materials Fund	38,596,414	—	191,014	—	—	38,787,428
Biotechnology Fund	15,781,584	—	73,995	—	—	15,855,579
Consumer Products Fund	19,639,559	—	74,699	—	—	19,714,258
Electronics Fund	4,911,315	—	30,748	—	—	4,942,063
Energy Fund	27,741,603	—	127,992	—	—	27,869,595
Energy Services Fund	23,423,718	—	—	—	—	23,423,718
Financial Services Fund	6,471,083	—	41,308	—	—	6,512,391
Health Care Fund	13,240,673	—	69,104	—	—	13,309,777
Internet Fund	17,938,266	—	97,675	—	—	18,035,941
Leisure Fund	10,505,070	—	32,507	—	—	10,537,577
Precious Metals Fund	96,773,984	—	738,538	—	—	97,512,522
Retailing Fund	6,876,093	—	47,766	—	—	6,923,859
Technology Fund	16,829,281	—	62,143	—	—	16,891,424
Telecommunications Fund	12,909,903	—	132,153	—	—	13,042,056
Transportation Fund	11,376,235	—	74,629	—	—	11,450,864
Utilities Fund	19,142,392	—	83,085	—	—	19,225,477
U.S. Long Short Momentum Fund	50,701,619	—	2,468,068	—	—	53,169,687
International Long Short Select Fund	4,134,034	—	650,595	—	—	4,784,629
Alternative Strategies Allocation Fund	6,985,140	—	69,808	—	—	7,054,948
Managed Futures Strategy Fund	—	328,578	16,126,196	—	—	16,454,774
Multi-Hedge Strategies Fund	14,284,575	303,903	2,071,961	—	—	16,660,439
Commodities Strategy Fund	70,224	565,196	10,923,897	—	—	11,559,317
Nova Fund	24,224,227	98,667	14,196,049	—	—	38,518,943
Inverse S&P 500 Strategy Fund	—	—	31,628,287	51,391	—	31,679,678
NASDAQ-100® Fund	32,409,435	430,129	14,505,584	—	—	47,345,148

Inverse NASDAQ-100® Strategy Fund	—	544	10,353,406	76,046	—	10,429,996
S&P 500 2x Strategy Fund	6,990,861	45,651	8,607,283	—	—	15,643,795
NASDAQ-100® 2x Strategy Fund	10,011,790	286,847	9,676,950	—	—	19,975,587
Mid-Cap 1.5x Strategy Fund	7,494,256	162,218	4,002,101	36,962	—	11,695,537
Inverse Mid-Cap Strategy Fund	—	13	4,605,785	—	—	4,605,798
Russell 2000® 2x Strategy Fund	1,613,489	11,868	1,397,134	27,792	—	3,050,283
Russell 2000® 1.5x Strategy Fund	2,626,782	—	6,521,010	105,854	—	9,253,646
Inverse Russell 2000® Strategy Fund	—	—	9,074,694	7,205	—	9,081,899
Dow 2x Strategy Fund	5,888,841	38,806	3,825,638	—	—	9,753,285
Inverse Dow 2x Strategy Fund	—	2,734	14,915,636	102,045	—	15,020,415
S&P 500 Pure Growth Fund	31,526,343	—	274,979	—	—	31,801,322
S&P 500 Pure Value Fund	24,439,758	—	189,897	—	—	24,629,655
S&P MidCap 400 Pure Growth Fund	29,810,053	—	167,209	—	—	29,977,262
S&P MidCap 400 Pure Value Fund	12,165,476	—	68,797	—	—	12,234,273
S&P SmallCap 600 Pure Growth Fund	14,667,694	—	85,269	—	—	14,752,963
S&P SmallCap 600 Pure Value Fund	13,557,699	—	59,500	—	—	13,617,199
Europe 1.25x Strategy Fund	11,664,085	96,504	2,172,902	—	—	13,933,491
Japan 2x Strategy Fund	—	400,264	3,522,327	—	—	3,922,591
Strengthening Dollar 2x Strategy Fund	—	—	7,310,906	—	—	7,310,906
Weakening Dollar 2x Strategy Fund	—	190,572	3,361,843	91,528	—	3,643,943
Real Estate Fund	32,611,339	—	129,159	—	—	32,740,498
Government Long Bond 1.2x Strategy Fund	12,227,195	619,091	17,594,600	—	—	30,440,886
Inverse Government Long Bond Strategy Fund	—	41,121	44,637,237	—	—	44,678,358
U.S. Government Money Market Fund	—	—	215,165,229	—	—	215,165,229
DWA Flexible Allocation Fund	20,509,696	—	—	—	—	20,509,696
DWA Sector Rotation Fund	33,251,159	—	—	—	—	33,251,159

Liabilities
All-Asset Conservative Strategy Fund	—	—	—	—	—	—
All-Asset Moderate Strategy Fund	—	—	—	—	—	—
All-Asset Aggressive Strategy Fund	—	—	—	—	—	—
Amerigo Fund	—	—	—	—	—	—
Clermont Fund	—	—	—	—	—	—
Select Allocation Fund	—	—	—	—	—	—
Banking Fund	—	—	—	—	—	—
Basic Materials Fund	—	—	—	—	—	—

Biotechnology Fund	—	—	—	—	—	—
Consumer Products Fund	—	—	—	—	—	—
Electronics Fund	—	—	—	—	—	—
Energy Fund	—	—	—	—	—	—
Energy Services Fund	—	—	—	—	—	—
Financial Services Fund	—	—	—	—	—	—
Health Care Fund	—	—	—	—	—	—
Internet Fund	—	—	—	—	—	—
Leisure Fund	—	—	—	—	—	—
Precious Metals Fund	—	—	—	—	—	—
Retailing Fund	—	—	—	—	—	—
Technology Fund	—	—	—	—	—	—
Telecommunications Fund	—	—	—	—	—	—
Transportation Fund	—	—	—	—	—	—
Utilities Fund	—	—	—	—	—	—
U.S. Long Short Momentum Fund	—	223,767	—	—	—	223,767
International Long Short Select Fund	1,343,947	—	—	—	—	1,343,947
Alternative Strategies Allocation Fund	—	—	—	—	—	—
Managed Futures Strategy Fund	—	—	—	—	—	—
Multi-Hedge Strategies Fund	10,498,950	—	—	—	—	10,498,950
Commodities Strategy Fund	—	—	—	—	—	—
Nova Fund	—	—	—	57,133	—	57,133
Inverse S&P 500 Strategy Fund	—	28,387	—	—	—	28,387
NASDAQ-100® Fund	—	—	—	33,616	—	33,616
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—	—
S&P 500 2x Strategy Fund	—	—	—	51,313	—	51,313
NASDAQ-100® 2x Strategy Fund	—	—	—	128,064	—	128,064
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—	—
Inverse Mid-Cap Strategy Fund	—	—	—	42,271	—	42,271
Russell 2000® 2x Strategy Fund	—	—	—	1,716	—	1,716
Russell 2000® 1.5x Strategy Fund	—	—	—	6,838	—	6,838
Inverse Russell 2000® Strategy Fund	—	16,419	—	57,268	—	73,687
Dow 2x Strategy Fund	—	—	—	36,607	—	36,607
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—
S&P 500 Pure Growth Fund	—	—	—	—	—	—
S&P 500 Pure Value Fund	—	—	—	—	—	—

S&P MidCap 400 Pure Growth Fund	—	—	—	—	—	—
S&P MidCap 400 Pure Value Fund	—	—	—	—	—	—
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—	—
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—	—
Europe 1.25x Strategy Fund	—	—	—	—	—	—
Japan 2x Strategy Fund	—	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	412,691	—	42,416	—	455,107
Weakening Dollar 2x Strategy Fund	—	—	—	—	—	—
Real Estate Fund	—	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	10,494,630	—	—	—	—	10,494,630
U.S. Government Money Market Fund	—	—	—	—	—	—
DWA Flexible Allocation Fund	—	—	—	—	—	—
DWA Sector Rotation Fund	—	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Funds’ disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Effective interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
At the period ended September 30, 2010, there were no securities transferred from Level 1 to Level 2 or from Level 2 to Level 1.
4. Options Written
Transactions in options written during the period ended September 30, 2010, were as follows:

	Number of	Premium
Multi-Hedge Strategies Fund Written Call Options	Contracts	Amount

Balance at December 31, 2009	93	$139,381
Options written	663	426,334
Options terminated in closing purchase transactions	(172)	(532,912)
Options expired	(403)	(4,280)
Options exercised	(68)	(17,302)

Balance at September 30, 2010	113	11,221

5. Guggenheim Acquisition
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
6. Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
7. New Accounting Pronouncements
Effective March 31, 2010, the Funds adopted the Financial Accounting Standards Board ASU 2010-06, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements, which are reflected in Note 3.

Item 2. Controls and Procedures.
(a)      Based on their evaluation on November 24, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the “Trust”) concluded that there were no significant deficiencies in the design or operation of the internal controls of the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust to record, process, summarize, and report the subject matter contained in this Report.
(b)     There were no significant changes in the Trust’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Richard Goldman
Richard Goldman, President

Date	November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Goldman
Richard Goldman, President

Date	November 24, 2010

By (Signature and Title)*	/s/ Nick Bonos
Nick Bonos, Vice President & Treasurer

Date	November 24, 2010
* Print the name and title of each signing officer under his or her signature.